UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2687

Name of Registrant: Vanguard Municipal Bond Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period:  November 1, 2003 - April 30, 2004

Item 1: Reports to Shareholders

VANGUARD(R) MUNICIPAL BOND FUNDS

APRIL 30, 2004

SEMIANNUAL REPORT

VANGUARD(R) TAX-EXEMPT MONEY MARKET FUND
VANGUARD(R) SHORT-TERM TAX-EXEMPT FUND
VANGUARD(R) LIMITED-TERM TAX-EXEMPT FUND
VANGUARD(R) INTERMEDIATE-TERM TAX-EXEMPT FUND
VANGUARD(R) INSURED LONG-TERM TAX-EXEMPT FUND
VANGUARD(R) LONG-TERM TAX-EXEMPT FUND
VANGUARD(R) HIGH-YIELD TAX-EXEMPT FUND

THE VANGUARD GROUP(R) LOGO

                          HOW TO READ YOUR FUND REPORT

This report contains information that can help you evaluate your investment. It includes details about your fund's return and presents data and analysis that provide insight into the fund's performance and investment approach.

By reading the letter from Vanguard's chairman, John J. Brennan, together with the letter from the managers who select securities for your fund, you'll get an understanding of how the fund invests and how the market environment affected its performance. The statistical information that follows can help you understand how the fund's performance and characteristics stack up against those of similar funds and market benchmarks.

It's important to keep in mind that the opinions expressed by Vanguard's investment managers are just that: informed opinions. They should not be considered promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. As things change--and in the financial markets you can be certain only of change--an investment manager's job is to evaluate new information and make adjustments, if necessary. Of course, the risks of investing in the fund are spelled out in the prospectus.

Frequent updates on the fund's performance and information about some of its holdings are available on Vanguard.com(R).

--------------------------------------------------------------------------------
CONTENTS

 1 letter from the chairman
 6 report from the advisor
 9 fund profiles
16 glossary of investment terms
17 performance summaries
21 about your fund's expenses
24 financial statements
43 advantages of vanguard.com
--------------------------------------------------------------------------------
SUMMARY

* The Vanguard Municipal Bond Funds provided returns ranging from 0.1% for the Limited-Term Tax-Exempt Fund to 1.3% for the High-Yield Tax-Exempt Fund.

*    Interest rates rose, depressing the prices of most fixed income securities.

* Our bias toward higher-quality securities restrained our results relative to average peer funds.

WANT LESS CLUTTER IN YOUR MAILBOX? JUST REGISTER WITH VANGUARD.COM AND OPT TO GET FUND REPORTS ONLINE.
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

Dear Shareholder,

During the six months ended April 30, 2004, signs of impressive economic growth forced interest rates higher, depressing the prices of most fixed income securities.

[PHOTOS OF JOHN J. BRENNAN]

The Vanguard Municipal Bond Funds eked out modestly positive total returns, as their interest income more than compensated for the decline in their capital values. Total returns for the first half of the fiscal year ranged from the Limited-Term Tax-Exempt Fund's 0.1% to the High-Yield Tax-Exempt Fund's 1.3%.

The income and capital components of each fund's return appear in the table on page 2, as do the funds' yields as of April 30. If the latter were converted to their taxable equivalents, the portfolios would offer shareholders in the highest tax bracket yields ranging from 1.46% for the Tax-Exempt Money Market Fund to 6.34% for the Admiral Shares of the High-Yield Tax-Exempt Fund. The funds' starting and ending net asset values and per-share distributions are shown on page 5.

BOND YIELDS ROSE ON NEWS OF THE STRENGTHENING ECONOMY

In the taxable fixed income markets, interest rates remained low through much of the period but rose sharply in the final weeks, as the good economic news and its hints of inflation reverberated through the financial markets. For the six months, the yield of the benchmark 10-year U.S. Treasury note increased 22 basis points, from 4.29% to 4.51%. (Much of the activity was concentrated in April. The benchmark note's yield climbed 67 basis points during the month, from 3.84% to 4.51%.)

The same dynamics were at work in the municipal bond market, with rates rising across the maturity spectrum. During the full six months, the yield of a 10-year AAA-rated general-obligation municipal bond rose 28 basis points to end the period at 3.96%, but again, much of the drama occurred in April, when the 10-year muni bond's yield rose 53 basis points.

In general, corporate bonds outpaced government and municipal bonds with similar maturities. Overall, both the broad taxable and tax-exempt investment-grade bond mar- kets returned 1.2%. The one segment of the fixed income markets that was comparatively quiet during the period was the shortest-term securities, such as those held by money market funds. These securities respond less to market forces and more to the actions of the Federal Reserve Board, which made no changes to monetary policy during the six months.

--------------------------------------------------------------------------------
COMPONENTS OF TOTAL RETURNS                                     SIX MONTHS ENDED
                                                                  APRIL 30, 2004
--------------------------------------------------------------------------------
                                                                             SEC
VANGUARD             TOTAL           INCOME           CAPITAL         ANNUALIZED
TAX-EXEMPT FUND     RETURN           RETURN            RETURN             YIELD*
--------------------------------------------------------------------------------
MONEY MARKET**        0.4%             0.4%              0.0%              0.95%

SHORT-TERM
 Investor Shares      0.3              0.9              -0.6               1.40
 Admiral Shares       0.3              0.9              -0.6               1.45

LIMITED-TERM
 Investor Shares      0.1              1.5              -1.4               2.14
 Admiral Shares       0.1              1.5              -1.4               2.19

INTERMEDIATE-TERM
 Investor Shares      0.5              2.0              -1.5               3.13
 Admiral Shares       0.5              2.0              -1.5               3.18

INSURED LONG-TERM
 Investor Shares      0.5              2.3              -1.8               3.69
 Admiral Shares       0.5              2.3              -1.8               3.74

LONG-TERM
 Investor Shares      0.6              2.3              -1.7               3.71
 Admiral Shares       0.6              2.3              -1.7               3.76

HIGH-YIELD
 Investor Shares      1.3              2.3              -1.0               4.07
 Admiral Shares       1.3              2.3              -1.0               4.12
--------------------------------------------------------------------------------
*7-day yield for the Tax-Exempt Money Market Fund; 30-day yield for the other funds.
**An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.


STOCKS ROSE EARLY ON, THEN GAVE UP SOME OF THEIR GAINS

For most of the fiscal half-year, U.S. stock prices advanced, but they retreated in March and April. For the six months, the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned 6.4%. The Russell 2000 Index, a proxy for small-capitalization stocks, returned 6.5%, slightly surpassing the 6.1% gain of the mid- to large-cap Russell 1000 Index. International stock markets provided even more attractive returns to U.S.-based investors.

OUR MUNICIPAL FUNDS GENERATED SIMILAR RETURNS

Although they span the full range of maturities and offer very different income yields, the Vanguard Municipal Bond Funds provided similar total returns during the past six months. The equalizer was rising interest rates, which had a greater negative impact on the returns of longer-term bonds than on the performance of shorter-term securities. For example, while the Long-Term Tax-Exempt Fund generated 2.3 percentage

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

points in income return during the fiscal half-year, compared with just 0.9 percentage point for the Short-Term Tax-Exempt Fund, the two funds' total returns wound up in the same neighborhood: 0.6% and 0.3%, respectively.

It's worth noting that a bond fund's semiannual return includes just a half-year's worth of interest income but reflects the full impact of any price changes resulting from interest rate movements. For a full-year perspective on the interplay of these components, please see the 12-month breakdown of your fund's capital and income returns on page 4. Over this period, the range of returns for the seven Municipal Bond Funds was broader, but again much tighter than their income yields would suggest.

--------------------------------------------------------------------------------
MARKET BAROMETER                                                   TOTAL RETURNS
                                                    PERIODS ENDED APRIL 30, 2004
                                         ---------------------------------------
                                             SIX            ONE             FIVE
                                          MONTHS           YEAR           YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Brothers Aggregate Bond Index        1.2%           1.8%             6.7%
 (Broad taxable market)
Lehman Municipal Bond Index                 1.2            2.7              5.4
Citigroup 3-Month Treasury Bill Index       0.5            1.0              3.3
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)             6.1%          23.9%            -1.7%
Russell 2000 Index (Small-caps)             6.5           42.0              6.7
Dow Jones Wilshire 5000 Index               6.4           26.1             -1.2
 (Entire market)
MSCI All Country World Index
 ex USA (International)                    11.7           41.3              0.4
================================================================================
CPI
Consumer Price Index                        1.6%           2.3%             2.5%
--------------------------------------------------------------------------------
*Annualized.

The outlier in this tight range of performance (in both the 6- and 12-month periods) was the High-Yield Tax-Exempt Fund. It returned 1.3% during the six months--a modest result, but more than double the return of the Long-Term Tax-Exempt Fund, the second-best performer. High-yield securities are often more sensitive to the fiscal strength of their issuers than to interest rate changes. During the past six months, the fiscal condition of many issuers improved, sparing these securities some of the bond market's interest-rate-related declines.

THE FUNDS' RELATIVE PERFORMANCES REFLECTED THEIR CHARACTER

The funds' six-month performances relative to their benchmarks was mixed, but consistent with the funds' character: disciplined maturity ranges, low costs, and a bias toward the market's higher-quality

--------------------------------------------------------------------------------
COMPONENTS OF TOTAL RETURNS                                  TWELVE MONTHS ENDED
                                                                  APRIL 30, 2004
                                          --------------------------------------
                                           TOTAL         INCOME          CAPITAL
TAX-EXEMPT FUND INVESTOR SHARES           RETURN         RETURN           RETURN
--------------------------------------------------------------------------------
Money Market                                0.9%           0.9%             0.0%
Short-Term                                  1.1            1.9             -0.8
Limited-Term                                1.4            3.0             -1.6
Intermediate-Term                           2.0            4.0             -2.0
Insured Long-Term                           2.0            4.5             -2.5
Long-Term                                   1.7            4.5             -2.8
High-Yield                                  3.9            4.8             -0.9
--------------------------------------------------------------------------------

securities. Four of the funds--the Tax-Exempt Money Market, Short-Term Tax-Exempt, Intermediate-Term Tax-Exempt, and Insured Long-Term Tax-Exempt Funds--matched or beat the average return of competing funds. The three other funds trailed their peer group averages, as shown in the table below. During the period, the advisor made only limited changes to the funds' average durations (a measure of interest rate sensitivity) and portfolio composition.

What worked against us during the past six months was the market's preference for the higher yields offered by lower-quality issues. In any single period, our high-quality bias can be a disadvantage. Over longer periods, however, we have been able to deliver high quality and outperformance--an advantage granted by the skilled credit analysis and portfolio management of Vanguard Fixed Income Group, the funds' advisor, and by our funds' very low operating costs. (For information about the funds' expenses, see pages 21 to 23.)


--------------------------------------------------------------------------------
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                  APRIL 30, 2004
                                        ----------------------------------------
                                                        AVERAGE
                                        VANGUARD      COMPETING
TAX-EXEMPT FUND                             FUND          FUND*       DIFFERENCE
--------------------------------------------------------------------------------
Money Market                                0.4%           0.2%            +0.2%
Short-Term                                  0.3            0.3              0.0
Limited-Term                                0.1            0.2             -0.1
Intermediate-Term                           0.5            0.3             +0.2
Insured Long-Term                           0.5            0.4             +0.1
Long-Term                                   0.6            0.9             -0.3
High-Yield         1.3  2.3   -1.0
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.


MAKE A SOUND PLAN AND STICK TO IT

Not long ago, in the punishing bear market, we were counseling investors not to give up on stocks. Today, investor apprehension seems to have relocated to the bond market, but our message is the same. The best response to the ever-changing risks of the financial markets is to develop a plan and stick with it. A sensible plan includes a mix of stock, bond, and money market funds weighted in proportions appropriate to your unique circumstances. When a tough period strikes one asset class, some of the pain can be offset by better performance in another. Over time, this simple, balanced approach puts you in a good position to meet your financial goals.

We thank you for entrusting your assets to us.


Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

MAY 17, 2004






--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              OCTOBER 31, 2003-APRIL 30, 2004

                                                         DISTRIBUTIONS PER SHARE
                                                        ------------------------
                               STARTING         ENDING       INCOME      CAPITAL
TAX-EXEMPT FUND             SHARE PRICE    SHARE PRICE    DIVIDENDS        GAINS
--------------------------------------------------------------------------------
MONEY MARKET                     $ 1.00        $  1.00       $0.004       $0.000

SHORT-TERM
 Investor Shares                  15.77          15.67        0.144        0.000
 Admiral Shares                   15.77          15.67        0.149        0.000

LIMITED-TERM
 Investor Shares                  11.08          10.93        0.160        0.000
 Admiral Shares                   11.08          10.93        0.164        0.000

INTERMEDIATE-TERM
 Investor Shares                  13.58          13.38        0.273        0.000
 Admiral Shares                   13.58          13.38        0.277        0.000

INSURED LONG-TERM
 Investor Shares                  12.89          12.54        0.296        0.124
 Admiral Shares                   12.89          12.54        0.300        0.124

LONG-TERM
 Investor Shares                  11.39          11.20        0.259        0.000
 Admiral Shares                   11.39          11.20        0.263        0.000

HIGH-YIELD
 Investor Shares                  10.69          10.58        0.253        0.000
 Admiral Shares                   10.69          10.58        0.256        0.000
--------------------------------------------------------------------------------

REPORT FROM THE ADVISOR

Interest rates declined for much of the six months ended April 30, 2004, but reversed course in the final weeks, finishing the period slightly higher than they started. The Vanguard Municipal Bond Funds produced modestly positive total returns ranging from 0.1% for the Limited-Term Tax-Exempt Fund to 1.3% for the High-Yield Tax-Exempt Fund. The rise in interest rates was most pronounced among shorter-maturity bonds.

THE INVESTMENT ENVIRONMENT

The economy expanded strongly during the semiannual period. In the fourth quarter of 2003, real (inflation-adjusted) gross domestic product increased by an annualized 4.1%, and in the first quarter of 2004 it rose by 4.4%. Business capital spending accelerated, adding fuel to an economic engine powered mostly by the consumer over the past few years.

Although the Federal Reserve Board maintained the federal funds rate at 1.00% during the six months, both the market's and the Fed's focus seemed to shift from the possibility of deflation to signs of incipient inflation. In its May 4 meeting, just after the end of the fiscal half-year, the Fed's Open Market Committee said it had adopted a "measured" approach to current monetary policy, a statement widely interpreted as a signal that the Fed would soon begin to raise rates to offset inflationary pressures. However, Fed officials are expected to implement any rate increases slowly and steadily over a lengthy period.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

Each fund holds a diversified group of municipal bonds designed to produce a high level of current, tax-exempt income consistent with each fund's maturity and quality mandates. In managing the funds, Vanguard Fixed Income Group follows a disciplined investment policy, meeting well-defined standards for credit quality and keeping each fund within its stated maturity range, while seeking to exceed, with reasonable consistency over the long term, average returns achieved by comparable funds.
--------------------------------------------------------------------------------

On balance, the economic signals have been positive--for example, a higher-than-expected reading of consumer confidence in April--but concerns remain, including those associated with the soaring price of oil. Although OPEC members indicated that they planned to boost production, the price at the end of

April was still around $40 a barrel, and gas prices were stuck at more than $2 a gallon as the summer driving season began. Our assessment is that the economy will continue to expand, and--in keeping with the market consensus--we believe that the Fed will gradually raise rates to protect against any reemergence of inflation.

MUNIS GENERALLY UNDERPERFORMED TREASURIES

Municipal securities underperformed U.S. Treasury securities, except among the longest-term bonds, during the six-month period. In all maturities, both in the muni and Treasury markets, prices declined as yields rose. Because of the widespread anticipation of rate increases by the Fed, yields rose most sharply among shorter-term securities. The adjacent table provides details of the changes in the municipal market.

--------------------------------------------------------------------------------
YIELDS ON MUNICIPAL BONDS

(AAA-RATED GENERAL-OBLIGATION ISSUES)
                                                                          CHANGE
MATURITY               OCTOBER 31, 2003      APRIL 30, 2004       (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                           1.31%               1.78%                  +47
5 years                           2.40                2.94                   +54
10 years                          3.68                3.96                   +28
30 years                          4.82                4.93                   +11
--------------------------------------------------------------------------------
Source: The Vanguard Group.

In comparison with the same period a year ago, the supply of municipal bonds was down more than 18%, a factor that likely provided some support for the market. Much of the drop in supply was related to a 30% decline in debt refunding by the states. (Debt refunding is the process by which states refinance older, higher interest-rate debt with new, lower-cost debt.) State tax revenues continued to improve during the first months of 2004, moving back into a range not seen since before the recession of 2001. The rebound appears to have been strongest in the western and mid-Atlantic states, and weakest in the Midwest. Although most states continue to wrestle with budget problems, growth in tax revenues will relieve some of the pressure. As our fiscal half-year ended, the municipal market was awaiting $8 billion worth of issuance under the California Economic Recovery Bond Act, approved by voters in March. After the state's 2003 brush with fiscal disaster, California's economic condition is improving.

The performance of the Vanguard Municipal Bond Funds was in line with their market segments. We maintained our focus on the market's higher-quality issues, which put us at a slight disadvantage relative to peer funds during the six months, as investors paid up for higher yields among lower-quality credits. As we had during the previous six months, we positioned the funds defensively relative to interest rate risk. The portfolios' durations are at the low end of their prescribed ranges.

An important advantage we continue to enjoy relative to peer funds is our lower costs. Despite the rise in interest rates, yields remain at very low levels by historical standards. Even seemingly modest differences in expense ratios can consume a large proportion of the yield available to shareholders.

ROBERT F. AUWAERTER, PRINCIPAL
CHRISTOPHER M. RYON, PRINCIPAL
PAMELA WISEHAUPT TYNAN, PRINCIPAL
REID O. SMITH, PRINCIPAL

VANGUARD FIXED INCOME GROUP

MAY 23, 2004

FUND PROFILES

These Profiles provide a snapshot of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 16.


TAX-EXEMPT MONEY MARKET FUND
---------------------------------------
FINANCIAL ATTRIBUTES

Yield                              1.0%
Average Weighted Maturity       34 days
Average Quality                   MIG-1
Expense Ratio                    0.15%*
---------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

MIG-1/SP-1                                  67%
A-1/P-1                                     30
A-2/MIG-2                                    0
AAA                                          3
-----------------------------------------------
Total 100%
-----------------------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                     11%
California                                 9
Illinois                                   9
Georgia                                    5
Colorado                                   5
Michigan                                   5
Pennsylvania                               4
Wisconsin                                  4
Florida                                    3
Massachusetts                              3
---------------------------------------------
Top Ten                                   58%
---------------------------------------------
*Annualized.


                                             VISIT OUR  WEBSITE AT  VANGUARD.COM
                                     FOR  REGULARLY  UPDATED  FUND  INFORMATION.

SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                    COMPARATIVE            BROAD
                                         FUND            INDEX*          INDEX**
--------------------------------------------------------------------------------
Number of Issues                          476             5,875           47,907
Yield                                                        --               --
 Investor Shares                         1.4%
 Admiral Shares                          1.5%
Yield to Maturity+                       1.6%                --               --
Average Coupon                           3.6%              5.1%             5.2%
Average Effective Maturity          1.2 years         2.8 years        8.5 years
Average Quality                           AA+               AA+              AA+
Average Duration                    1.1 years         2.6 years        6.0 years
Expense Ratio                                                --               --
 Investor Shares                      0.16%++
 Admiral Shares                       0.10%++
Short-Term Reserves                       26%                --               --
--------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         69%
AA                                          25
A                                            4
BBB                                          2
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          48%
1-3 Years                             41
3-5 Years                             11
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.93                 1.00    0.68          1.00
Beta                  0.39                 1.00    0.17          1.00
---------------------------------------------------------------------

-----------------------------
INVESTMENT FOCUS

CREDIT QUALITY           High
AVERAGE MATURITY        Short

-----------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

New York                                   9%
Texas                                      8
California                                 8
Pennsylvania                               6
Georgia                                    4
Illinois                                   4
Ohio                                       4
Nevada                                     4
Florida                                    3
Connecticut                                3
---------------------------------------------
Top Ten                                   53%
---------------------------------------------
*Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.
++Annualized.

LIMITED-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                   COMPARATIVE             BROAD
                                         FUND           INDEX*           INDEX**
--------------------------------------------------------------------------------
Number of Issues                          691            5,875            47,907
Yield                                                       --                --
 Investor Shares                         2.1%
 Admiral Shares                          2.2%
Yield to Maturity+                       2.3%               --                --
Average Coupon                           4.3%             5.1%              5.2%
Average Effective Maturity          2.7 years        2.8 years         8.5 years
Average Quality                           AA+              AA+               AA+
Average Duration                    2.4 years        2.6 years         6.0 years
Expense Ratio                                               --                --
 Investor Shares                      0.16%++
 Admiral Shares                       0.10%++
Short-Term Reserves                       11%               --                --
--------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         58%
AA                                          32
A                                            6
BBB                                          4
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          19%
1-3 Years                             31
3-5 Years                             45
Over 5 Years                           5
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.96                 1.00    0.87          1.00
Beta                  0.98                 1.00    0.47          1.00
---------------------------------------------------------------------

-----------------------------
INVESTMENT FOCUS

CREDIT QUALITY           High
AVERAGE MATURITY        Short
-----------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                     10%
New York                                   8
Illinois                                   6
California                                 5
Ohio                                       5
Georgia                                    4
Pennsylvania                               4
Colorado                                   4
Massachusetts                              4
Michigan                                   4
---------------------------------------------
Top Ten                                   54%
---------------------------------------------
*Lehman 3 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.
++Annualized.

                                             VISIT OUR  WEBSITE AT  VANGUARD.COM
                                     FOR  REGULARLY  UPDATED  FUND  INFORMATION.

INTERMEDIATE-TERM TAX-EXEMPT FUND
-------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                    COMPARATIVE           BROAD
                                         FUND            INDEX*         INDEX**
-------------------------------------------------------------------------------
Number of Issues                        1,096             5,562          47,907
Yield                                                        --              --
 Investor Shares                         3.1%
 Admiral Shares                          3.2%
Yield to Maturity+                       3.2%                --              --
Average Coupon                           5.8%              5.2%            5.2%
Average Effective Maturity          5.8 years         6.1 years       8.5 years
Average Quality                           AAA               AA+             AA+
Average Duration                    4.7 years         5.1 years       6.0 years
Expense Ratio                                                --              --
 Investor Shares                      0.16%++
 Admiral Shares                       0.10%++
Short-Term Reserves                       11%                --              --
-------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         68%
AA                                          22
A                                            5
BBB                                          5
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          12%
1-5 Years                             26
5-10 Years                            55
10-20 Years                            7
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.97                 1.00    0.97          1.00
Beta                  0.86                 1.00    0.89          1.00
---------------------------------------------------------------------

-------------------------------
INVESTMENT FOCUS

CREDIT QUALITY             High
AVERAGE MATURITY         Medium
-------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                     11%
New York                                   9
California                                 8
Massachusetts                              7
New Jersey                                 7
Pennsylvania                               5
Illinois                                   5
Florida                                    4
Colorado                                   3
Georgia                                    3
---------------------------------------------
Top Ten                                   62%
---------------------------------------------
*Lehman 7 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.
++Annualized.

INSURED LONG-TERM TAX-EXEMPT FUND
-------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                    COMPARATIVE           BROAD
                                         FUND            INDEX*         INDEX**
-------------------------------------------------------------------------------
Number of Issues                          293             9,017          47,907
Yield                                                        --              --
 Investor Shares                         3.7%
 Admiral Shares                          3.7%
Yield to Maturity+                       3.9%                --              --
Average Coupon                           4.5%              5.2%            5.2%
Average Effective Maturity          8.1 years         7.2 years       8.5 years
Average Quality                           AAA               AA+             AA+
Average Duration                   6.2  years         5.8 years       6.0 years
Expense Ratio                                                --              --
 Investor Shares                      0.16%++
 Admiral Shares                       0.10%++
Short-Term Reserves                        5%                --              --
-------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         94%
AA                                           6
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                                10%
1-5 Years                                   13
5-10 Years                                  55
10-20 Years                                 18
20-30 Years                                  3
Over 30 Years                                1
-----------------------------------------------
Total                                      100%
-----------------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.98                 1.00    0.98          1.00
Beta                  0.99                 1.00    1.14          1.00
---------------------------------------------------------------------

--------------------------------
INVESTMENT FOCUS

CREDIT QUALITY              High
AVERAGE MATURITY            Long
--------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                      9%
New York                                   8
California                                 8
New Jersey                                 8
Illinois                                   7
Florida                                    6
Pennsylvania                               6
Colorado                                   5
Massachusetts                              5
Georgia                                    5
---------------------------------------------
Top Ten                                   67%
---------------------------------------------
*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.
++Annualized.

                                             VISIT OUR  WEBSITE AT  VANGUARD.COM
                                     FOR  REGULARLY  UPDATED  FUND  INFORMATION.

LONG-TERM TAX-EXEMPT FUND
-------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                 COMPARATIVE              BROAD
                                   FUND               INDEX*            INDEX**
-------------------------------------------------------------------------------
Number of Issues                    220                9,017             47,907
Yield                                                     --                 --
 Investor Shares                   3.7%
 Admiral Shares                    3.8%
Yield to MaturityY                 4.1%                   --                 --
Average Coupon                     4.3%                 5.2%               5.2%
Average Effective Maturity    8.1 years            7.2 years          8.5 years
Average Quality                     AA+                  AA+                AA+
Average Duration              6.3 years            5.8 years          6.0 years
Expense Ratio                                             --                 --
 Investor Shares                0.16%++
 Admiral Shares                 0.10%++
Short-Term Reserves                  8%                   --                 --
-------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         73%
AA                                          19
A                                            4
BBB                                          4
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          10%
1-5 Years                              6
5-10 Years                            60
10-20 Years                           21
20-30 Years                            3
-----------------------------------------
Total                                100%
-----------------------------------------

---------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                 BROAD
                      FUND               INDEX*    FUND       INDEX**
---------------------------------------------------------------------
R-Squared             0.97                 1.00    0.98          1.00
Beta                  1.07                 1.00    1.24          1.00
---------------------------------------------------------------------


------------------------------
INVESTMENT FOCUS

CREDIT QUALITY            High
AVERAGE MATURITY          Long
------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

Texas                                     16%
New York                                  11
California                                10
Illinois                                   7
Massachusetts                              6
Michigan                                   5
Georgia                                    4
Colorado                                   4
Wisconsin                                  3
Pennsylvania                               3
---------------------------------------------
Top Ten                                   69%
---------------------------------------------
*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.
++Annualized.

HIGH-YIELD TAX-EXEMPT FUND
-------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                     COMPARATIVE          BROAD
                                         FUND             INDEX*        INDEX**
-------------------------------------------------------------------------------
Number of Issues                          381              9,017         47,907
Yield                                                         --             --
 Investor Shares                         4.1%
 Admiral Shares                          4.1%
Yield to Maturity+                       4.3%                 --             --
Average Coupon                           4.6%               5.2%           5.2%
Average Effective Maturity          8.5 years          7.2 years      8.5 years
Average Quality                             A                AA+            AA+
Average Duration                    5.8 years          5.8 years      6.0 years
Expense Ratio                                                 --             --
 Investor Shares                      0.16%++
 Admiral Shares                       0.10%++
Short-Term Reserves                        5%                 --             --
-------------------------------------------------------------------------------


-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                         35%
AA                                          22
A                                           11
BBB                                         20
BB                                           3
B                                            2
Not Rated                                    7
-----------------------------------------------
Total                                      100%
-----------------------------------------------

-----------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          13%
1-5 Years                             23
5-10 Years                            43
10-20 Years                           10
20-30 Years                            9
Over 30 Years                          2
-----------------------------------------
Total                                100%
-----------------------------------------

----------------------------------------------------------------------
VOLATILITY MEASURES
                                    COMPARATIVE                  BROAD
                      FUND               INDEX*    FUND        INDEX**
----------------------------------------------------------------------
R-Squared             0.91                 1.00    0.92           1.00
Beta                  0.76                 1.00    0.88           1.00
----------------------------------------------------------------------

---------------------------------------------
LARGEST STATE CONCENTRATIONS (% OF PORTFOLIO)

New York                                  11%
California                                 9
Texas                                      8
New Jersey                                 7
Massachusetts                              5
Pennsylvania                               4
North Carolina                             4
Colorado                                   4
Florida                                    3
Illinois                                   3
---------------------------------------------
Top Ten                                   58%
---------------------------------------------

--------------------------
INVESTMENT FOCUS

CREDIT QUALITY      Medium
AVERAGE MATURITY      Long
--------------------------
*Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Before expenses.
++Annualized.

                                               VISIT OUR WEBSITE AT VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE EFFECTIVE MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE WEIGHTED MATURITY. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a given index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
SHORT-TERM RESERVES. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns. For bond funds, both investment returns and principal value can fluctuate widely, so an investor's shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.


TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004

                       TAX-EXEMPT                                 AVERAGE
                    MONEY MARKET FUND                              FUND*
FISCAL                  TOTAL                                      TOTAL
YEAR                    RETURN                                     RETURN
--------------------------------------------------------------------------------
1994                    2.5%                                        2.1%
1995                    3.7                                         3.3
1996                    3.4                                         3.0
1997                    3.5                                         3.0
1998                    3.4                                         3.0
1999                    3.1                                         2.6
--------------------------------------------------------------------------------
                      TAX-EXEMPT                                  AVERAGE
                    MONEY MARKET FUND                              FUND*
FISCAL                  TOTAL                                      TOTAL
YEAR                   RETURN                                      RETURN
--------------------------------------------------------------------------------
2000                    3.9%                                        3.4%
2001                    3.2                                         2.6
2002                    1.5                                         0.9
2003                    1.0                                         0.5
2004**                  0.4                                         0.2
--------------------------------------------------------------------------------
*Average Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc. **Six months ended April 30, 2004.
Note: See Financial Highlights table on page 30 for dividend information.
SEC 7-Day Annualized Yield (4/30/2004): 0.95%

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                             INCEPTION       ONE   FIVE ------------------------
                                  DATE      YEAR  YEARS  CAPITAL   INCOME  TOTAL
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund 6/10/1980     0.89%  2.34%    0.00%    2.86%  2.86%
--------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004
--------------------------------------------------------------------------------
                                 SHORT-TERM
                               TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR          RETURN            RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
1994                    -1.3%         3.5%          2.2% 1.4%
1995                      1.2          4.1           5.3         8.0
1996                     -0.1          4.0           3.9         4.5
1997                      0.0          4.0           4.0         5.5
1998                      0.5          4.0           4.5         5.7
1999                     -1.0          3.7           2.7         2.2
--------------------------------------------------------------------------------
                                SHORT-TERM
                               TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
2000             0.1%             4.1%             4.2%           4.9%
2001             1.5              4.2              5.7            8.7
2002            -0.1              2.9              2.8            4.8
2003             0.3              2.0              2.3            3.9
2004**          -0.6              0.9              0.3            0.2
--------------------------------------------------------------------------------
*Lehman 3 Year Municipal Bond Index.
**Six months ended April 30, 2004.
Note: See Financial Highlights tables on page 31 for dividend and capital gains information.


LIMITED-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004
--------------------------------------------------------------------------------
                              LIMITED-TERM
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
1994            -3.1%             4.2%             1.1%           1.4%
1995             2.5              4.7              7.2            8.0
1996            -0.2              4.6              4.4            4.5
1997             0.5              4.5              5.0            5.5
1998             1.0              4.4              5.4            5.7
1999            -2.4              4.2              1.8            2.2
--------------------------------------------------------------------------------
                              LIMITED-TERM
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR          RETURN            RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
2000             0.5%             4.5%             5.0%           4.9%
2001             3.3              4.6              7.9            8.7
2002             0.1              3.9              4.0            4.8
2003             0.7              3.3              4.0            3.9
2004**          -1.4              1.5              0.1            0.2
--------------------------------------------------------------------------------
*Lehman 3 Year Municipal Bond Index.
**Six months ended April 30, 2004.
Note: See Financial Highlights tables on page 32 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                             TEN YEARS
                             INCEPTION       ONE   FIVE ------------------------
                                  DATE      YEAR  YEARS  CAPITAL   INCOME  TOTAL
--------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT FUND
 Investor Shares              9/1/1977     1.64%  3.41%    0.18%    3.57%  3.75%
 Admiral Shares              2/12/2001     1.70   2.98*       --       --     --
--------------------------------------------------------------------------------
LIMITED-TERM TAX-EXEMPT FUND
 Investor Shares             8/31/1987     2.96%  4.47%    0.46%     4.26% 4.72%
 Admiral Shares              2/12/2001     3.03   4.39*       --       --     --
--------------------------------------------------------------------------------
*Return since inception.

INTERMEDIATE-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004
--------------------------------------------------------------------------------
                           INTERMEDIATE-TERM
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
1994            -6.5%             5.0%            -1.5%          -1.9%
1995             6.3              5.8             12.1           12.4
1996            -0.3              5.2              4.9            4.7
1997             1.3              5.3              6.6            7.4
1998             1.7              5.1              6.8            7.4
1999            -5.2              4.8             -0.4            0.0
--------------------------------------------------------------------------------
                           INTERMEDIATE-TERM
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
2000             2.0%             5.3%             7.3%           6.8%
2001             4.3              5.1              9.4            9.9
2002            -0.2              4.6              4.4            6.3
2003             0.5              4.2              4.7            5.8
2004**          -1.5              2.0              0.5            0.4
--------------------------------------------------------------------------------
*Lehman 7 Year Municipal Bond Index.
**Six months ended April 30, 2004.
Note: See Financial Highlights tables on page 33 for dividend and capital gains information.


INSURED LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004
--------------------------------------------------------------------------------
                           INSURED LONG-TERM
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
1994           -10.8%             5.2%            -5.6%          -3.4%
1995             9.5              6.4             15.9           14.8
1996             0.7              5.6              6.3            5.0
1997             1.9              5.7              7.6            8.7
1998             2.4              5.5              7.9            8.3
1999            -7.7              5.0             -2.7           -1.2
--------------------------------------------------------------------------------
                           INSURED LONG-TERM
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
2000             3.8%             5.9%             9.7%           8.2%
2001             5.6              5.4             11.0           10.2
2002             0.9              4.8              5.7            6.2
2003             1.0              4.6              5.6            4.9
2004**          -1.8              2.3              0.5            0.9
--------------------------------------------------------------------------------
*Lehman 10 Year Municipal Bond Index.
**Six months ended April 30, 2004.
Note: See Financial Highlights tables on page 34 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.


                                                             TEN YEARS
                             INCEPTION       ONE   FIVE ------------------------
                                  DATE      YEAR  YEARS  CAPITAL   INCOME  TOTAL
--------------------------------------------------------------------------------
Intermediate-Term Tax-Exempt Fund
 Investor Shares              9/1/1977     5.10%  5.31%    0.86%    5.00%  5.86%
 Admiral Shares              2/12/2001     5.17   5.40*       --       --     --
--------------------------------------------------------------------------------
Insured Long-Term Tax-Exempt Fund
 Investor Shares             9/30/1984     5.96%  6.10%    1.43%    5.41%  6.84%
 Admiral Shares              2/12/2001     6.03   6.39*       --       --     --
--------------------------------------------------------------------------------
*Return since inception.

LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004
--------------------------------------------------------------------------------
                               LONG-TERM
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
1994           -10.7%             5.2%            -5.5%          -3.4%
1995             9.5              6.5             16.0           14.8
1996             1.1              5.6              6.7            5.0
1997             2.6              5.6              8.2            8.7
1998             2.4              5.4              7.8            8.3
1999            -8.3              4.8             -3.5           -1.2
--------------------------------------------------------------------------------
                             LONG-TERM
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
2000             3.8%             5.8%             9.6%           8.2%
2001             6.1              5.4             11.5           10.2
2002             0.1              4.9              5.0            6.2
2003             0.7              4.7              5.4            4.9
2004**          -1.7              2.3              0.6            0.9
--------------------------------------------------------------------------------
*Lehman 10 Year Municipal Bond Index.
**Six months ended April 30, 2004.
Note: See Financial Highlights tables on page 35 for dividend and capital gains information.

HIGH-YIELD TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) OCTOBER 31, 1993-APRIL 30, 2004
--------------------------------------------------------------------------------
                               HIGH-YIELD
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
1994                -10.5%          5.5%          -5.0% -3.4%
1995                   9.0           6.8           15.8          14.8
1996                   0.3           5.7            6.0           5.0
1997                   2.5           5.9            8.4           8.7
1998                   2.6           5.6            8.2           8.3
1999                  -7.8           5.0           -2.8          -1.2
--------------------------------------------------------------------------------
                               HIGH-YIELD
                            TAX-EXEMPT FUND
                              INVESTOR SHARES                  LEHMAN*
FISCAL        CAPITAL           INCOME            TOTAL          TOTAL
YEAR           RETURN           RETURN           RETURN         RETURN
--------------------------------------------------------------------------------
2000             1.8%             6.0%             7.8%           8.2%
2001             4.0              5.8              9.8           10.2
2002            -1.7              5.4              3.7            6.2
2003             1.4              5.1              6.5            4.9
2004**          -1.0              2.3              1.3            0.9
--------------------------------------------------------------------------------
*Lehman 10 Year Municipal Bond Index.
**Six months ended April 30, 2004.
Note: See Financial Highlights tables on page 36 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2004

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.


                                                             TEN YEARS
                             INCEPTION       ONE   FIVE ------------------------
                                  DATE      YEAR  YEARS  CAPITAL   INCOME  TOTAL
--------------------------------------------------------------------------------
Long-Term Tax-Exempt Fund
 Investor Shares              9/1/1977     5.90%  5.92%    1.41%    5.40%  6.81%
  Admiral Shares             2/12/2001     5.97   6.30*       --       --     --
--------------------------------------------------------------------------------
High-Yield Tax-ExemptFund
 Investor Shares            12/27/1978     7.16%  5.29%    0.80%    5.68%  6.48%
 Admiral Shares             11/12/2007     7.22   5.47*       --       --     --
--------------------------------------------------------------------------------
*Return since inception.

ABOUT YOUR FUND'S EXPENSES

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your fund's costs in two ways:

     * ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

     * HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund's low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

--------------------------------------------------------------------------------
SIX MONTHS ENDED APRIL 30, 2004

                                 BEGINNING                ENDING        EXPENSES
                             ACCOUNT VALUE         ACCOUNT VALUE     PAID DURING
TAX-EXEMPT FUND                 10/31/2003             4/30/2004         PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
MONEY MARKET                        $1,000                $1,004           $0.75
SHORT-TERM
  Investor Shares                    1,000                 1,003            0.80
  Admiral Shares                     1,000                 1,003            0.50
LIMITED-TERM
  Investor Shares                    1,000                 1,001            0.80
  Admiral Shares                     1,000                 1,001            0.50
INTERMEDIATE-TERM
  Investor Shares                    1,000                 1,005            0.80
  Admiral Shares                     1,000                 1,005            0.50
INSURED LONG-TERM
  Investor Shares                    1,000                 1,005            0.80
  Admiral Shares                     1,000                 1,005            0.50
LONG-TERM
  Investor Shares                    1,000                 1,006            0.80
  Admiral Shares                     1,000                 1,006            0.50
HIGH-YIELD
  Investor Shares                    1,000                 1,013            0.80
  Admiral Shares                     1,000                 1,013            0.50
--------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
MONEY MARKET                        $1,000                $1,049           $0.76
SHORT-TERM
  Investor Shares                    1,000                 1,049            0.82
  Admiral Shares                     1,000                 1,050            0.51
Limited-Term
  Investor Shares                    1,000                 1,049            0.82
  Admiral Shares                     1,000                 1,050            0.51
Intermediate-Term
  Investor Shares                    1,000                 1,049            0.82
  Admiral Shares                     1,000                 1,050            0.51
Insured Long-Term
  Investor Shares                    1,000                 1,049            0.82
 Admiral Shares                      1,000                 1,050            0.51
Long-Term
  Investor Shares                    1,000                 1,049            0.82
  Admiral Shares                     1,000                 1,050            0.51
High-Yield
  Investor Shares                    1,000                 1,049            0.82
  Admiral Shares                     1,000                 1,050            0.51
--------------------------------------------------------------------------------
*Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

--------------------------------------------------------------------------------
ANNUALIZED EXPENSE RATIOS:
YOUR FUND COMPARED WITH ITS PEER GROUP

                                      FUND            PEER-GROUP
                                   EXPENSE               EXPENSE
TAX-EXEMPT FUND                      RATIO                RATIO*
--------------------------------------------------------------------------------
MONEY MARKET                         0.15%                 0.72%
SHORT-TERM
  Investor Shares                    0.16                  0.98
  Admiral Shares                     0.10                    --
LIMITED-TERM
  Investor Shares                    0.16                  0.82
  Admiral Shares                     0.10                    --
INTERMEDIATE-TERM
  Investor Shares                    0.16                  0.94
  Admiral Shares                     0.10                    --
INSURED LONG-TERM
  Investor Shares                    0.16                  1.20
  Admiral Shares                     0.10                    --
LONG-TERM
  Investor Shares                    0.16                  1.14
  Admiral Shares                     0.10                    --
HIGH-YIELD
  Investor Shares                    0.16                  1.26
  Admiral Shares                     0.10                    --
--------------------------------------------------------------------------------
*Peer-group ratio captures data through year-end 2003.
Peer groups are: for the Tax-Exempt Money Market Fund, the Average Tax-Exempt Money Market Fund; for the Short-Term Tax-Exempt Fund, the Average 1-2 Year
Municipal  Fund;  for the  Limited-Term  Tax-Exempt  Fund,  the Average 1-5 Year
Municipal  Fund;  for  the   Intermediate-Term   Tax-Exempt  Fund,  the  Average
Intermediate Municipal Fund; for the Insured Long-Term Tax-Exempt Fund, the Average Insured Municipal Fund; for the Long-Term Tax-Exempt Fund, the Average General Municipal Fund; and for the High-Yield Tax-Exempt Fund, the Average High-Yield Municipal Fund.

FINANCIAL STATEMENTS (UNAUDITED)

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Municipal Bond Funds--is included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

---------------------------------------------------------------------------------------------------------------------------------
                                       TAX-EXEMPT                 SHORT-TERM                LIMITED-TERM            INTERMEDIATE-
                                     MONEY MARKET                 TAX-EXEMPT                  TAX-EXEMPT                TERM TAX-
                                             FUND                       FUND                        FUND              EXEMPT FUND
                                     --------------------------------------------------------------------------------------------
                                                                SIX MONTHS ENDED APRIL 30, 2004
                                     --------------------------------------------------------------------------------------------
                                            (000)                      (000)                       (000)                    (000)
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Interest                                $66,728                    $44,991                    $102,942                $246,950
---------------------------------------------------------------------------------------------------------------------------------
  Total Income                             66,728                     44,991                     102,942                 246,950
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  The Vanguard Group--Note B
    Investment Advisory Services              835                        301                         439                     788
    Management and Administrative
      Investor Shares                       7,582                      1,314                       2,034                   4,357
      Admiral Shares                           --                        744                       1,171                   1,761
    Marketing and Distribution
      Investor Shares                       1,251                        215                         322                     583
      Admiral Shares                           --                        235                         279                     327
  Custodian Fees                               45                         20                          32                      55
  Shareholders' Reports
      Investor Shares                          55                         15                          22                      64
      Admiral Shares                           --                          2                           3                       6
  Trustees' Fees and Expenses                   6                          2                           3                       6
---------------------------------------------------------------------------------------------------------------------------------
    Total Expenses                          9,774                      2,848                       4,305                   7,947
    Expenses Paid Indirectly--Note C           --                        (74)                       (148)                   (260)
---------------------------------------------------------------------------------------------------------------------------------
    Net Expenses                            9,774                      2,774                       4,157                   7,687
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                      56,954                     42,217                      98,785                 239,263
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                1,333                         20                         316                  22,802
  Futures Contracts                            --                         --                         907                  (2,171)
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                    1,333                         20                       1,223                  20,631
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                               --                    (27,448)                    (92,497)               (206,830)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $58,287                    $14,789                     $ 7,511               $  53,064
=================================================================================================================================

--------------------------------------------------------------------------------
                                Insured Long-Term      Long-Term      High-Yield
                                       Tax-Exempt     Tax-Exempt      Tax-Exempt
                                             Fund           Fund            Fund
                                ------------------------------------------------
                                          Six Months Ended April 30, 2004
                                ------------------------------------------------
                                            (000)          (000)           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Interest                                $70,499        $46,085       $101,616
--------------------------------------------------------------------------------
    Total Income                           70,499         46,085        101,616
--------------------------------------------------------------------------------
Expenses
The Vanguard Group--Note B
  Investment Advisory Services                197            131            276
  Management and Administrative
    Investor Shares                         1,260            716          1,737
    Admiral Shares                            389            305            586
  Marketing and Distribution
    Investor Shares                           136             90            210
    Admiral Shares                             61             50             93
  Custodian Fees                               15             12             22
  Shareholders' Reports
    Investor Shares                            20             13             29
    Admiral Shares                              2              1              2
  Trustees' Fees and Expenses                   1              1              2
--------------------------------------------------------------------------------
    Total Expenses                          2,081          1,319          2,957
    Expenses Paid Indirectly--Note C         (103)           (47)          (187)
--------------------------------------------------------------------------------
  Net Expenses                              1,978          1,272          2,770
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                      68,521         44,813         98,846
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold                6,079            827          8,590
  Futures Contracts                        (8,612)        (2,100)       (10,947)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                   (2,533)        (1,273)        (2,357)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  Investment Securities                   (53,281)       (32,984)       (45,658)
  Futures Contracts                         3,185            458          2,795
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                          (50,096)       (32,526)       (42,863)
--------------------------------------------------------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $15,892        $11,014       $ 53,626
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

------------------------------------------------------------------------------------------------------------------
                                                     TAX-EXEMPT                            SHORT-TERM
                                                 MONEY MARKET FUND                       TAX-EXEMPT FUND
                                        --------------------------------        ----------------------------------
                                          SIX MONTHS               YEAR         SIX MONTHS                    YEAR
                                               ENDED              ENDED              ENDED                   ENDED
                                       APR. 30, 2004      OCT. 31, 2003      APR. 30, 2004           OCT. 31, 2003
                                               (000)              (000)              (000)                   (000)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                     $ 56,954          $ 113,787           $ 42,217               $ 81,496
  Realized Net Gain (Loss)                     1,333                 16                 20                 (2,849)
  Change in Unrealized Appreciation
    (Depreciation)                                --                 --            (27,448)                10,778
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                 58,287            113,803             14,789                 89,425
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                          (56,954)          (113,787)           (19,975)               (41,194)
    Admiral Shares                                --                 --            (22,242)               (40,302)
  Realized Capital Gain
    Investor Shares                               --                 --                 --                     --
    Admiral Shares                                --                 --                 --                     --
------------------------------------------------------------------------------------------------------------------
  Total Distributions                        (56,954)          (113,787)           (42,217)               (81,496)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                            991,641          1,570,071             74,491                196,164
  Admiral Shares                                  --                 --            (65,821)               824,432
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions               991,641          1,570,071              8,670              1,020,596
------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                992,974          1,570,087            (18,758)             1,028,525
------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                     12,434,361         10,864,274          4,572,202              3,543,677
------------------------------------------------------------------------------------------------------------------
  End of Period                          $13,427,335        $12,434,361         $4,553,444             $4,572,202
==================================================================================================================

------------------------------------------------------------------------------------------------------------------
                                                  LIMITED-TERM                          INTERMEDIATE-TERM
                                                TAX-EXEMPT FUND                           TAX-EXEMPT FUND
                                        --------------------------------        ----------------------------------
                                          SIX MONTHS               YEAR         SIX MONTHS                    YEAR
                                               ENDED              ENDED              ENDED                   ENDED
                                       APR. 30, 2004      OCT. 31, 2003      APR. 30, 2004           OCT. 31, 2003
                                               (000)              (000)              (000)                   (000)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                     $ 98,785          $ 188,523          $ 239,263              $ 491,735
  Realized Net Gain (Loss)                     1,223            (30,611)            20,631                (64,466)
  Change in Unrealized Appreciation
    (Depreciation)                           (92,497)            64,404           (206,830)               127,962
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                  7,511            222,316             53,064                555,231
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
  Investor Shares                            (48,203)           (94,819)          (139,499)              (296,340)
  Admiral Shares                             (50,582)           (93,704)           (99,764)              (195,395)
------------------------------------------------------------------------------------------------------------------
REALIZED CAPITAL GAIN*
  Investor Shares                                 --                 --                 --                (21,117)
  Admiral Shares                                  --                 --                 --                (13,296)
------------------------------------------------------------------------------------------------------------------
  Total Distributions                        (98,785)          (188,523)          (239,263)              (526,148)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                            323,046            486,480             35,030               (311,676)
  Admiral Shares                             121,914            784,841            194,521                245,494
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) from
    Capital Share Transactions               444,960          1,271,321            229,551                (66,182)
------------------------------------------------------------------------------------------------------------------
  Total Increase (Decrease)                  353,686          1,305,114             43,352                (37,099)
------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      6,434,375          5,129,261         11,675,779             11,712,878
------------------------------------------------------------------------------------------------------------------
  End of Period                           $6,788,061         $6,434,375        $11,719,131            $11,675,779
==================================================================================================================
*Includes   fiscal  2004  and  2003   short-term  gain   distributions   by  the
Intermediate-Term  Tax-Exempt  Fund  totaling $0 and  $3,398,000,  respectively.
Short-term gain  distributions  are treated as ordinary income dividends for tax purposes.

------------------------------------------------------------------------------------------------------------------
                                               INSURED LONG-TERM                            LONG-TERM
                                                 TAX-EXEMPT FUND                         TAX-EXEMPT FUND
                                        --------------------------------        ----------------------------------
                                          SIX MONTHS               YEAR         SIX MONTHS                    YEAR
                                               ENDED              ENDED              ENDED                   ENDED
                                       APR. 30, 2004      OCT. 31, 2003      APR. 30, 2004           OCT. 31, 2003
                                               (000)              (000)              (000)                   (000)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                     $ 68,521          $ 132,331           $ 44,813               $ 93,222
  Realized Net Gain (Loss)                    (2,533)            29,120             (1,273)               (16,266)
  Change in Unrealized Appreciation
    (Depreciation)                           (50,096)            (4,132)           (32,526)                31,880
------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
    Resulting from Operations                 15,892            157,319             11,014                108,836
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                          (44,525)           (87,243)           (25,761)               (55,078)
    Admiral Shares                           (23,996)           (45,088)           (19,052)               (38,144)
------------------------------------------------------------------------------------------------------------------
REALIZED CAPITAL GAIN*
  Investor Shares                            (18,394)           (12,454)                --                 (5,568)
  Admiral Shares                              (9,641)            (6,273)                --                 (3,729)
------------------------------------------------------------------------------------------------------------------
    Total Distributions                      (96,556)          (151,058)           (44,813)              (102,519)
------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                             24,160            (41,816)           (17,058)              (120,853)
  Admiral Shares                              38,989             46,222             25,756                (29,509)
------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
    Capital Share Transactions                63,149              4,406              8,698               (150,362)
------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)                (17,515)            10,667            (25,101)              (144,045)
------------------------------------------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                      2,920,564          2,909,897          1,929,914              2,073,959
------------------------------------------------------------------------------------------------------------------
  End of Period                           $2,903,049         $2,920,564         $1,904,813             $1,929,914
==================================================================================================================
*Includes  fiscal 2004 and 2003  short-term  gain  distributions  by the Insured
Long-Term Tax-Exempt Fund totaling $6,963,000 and $2,789,000,  respectively, and by  the  Long-Term  Tax-Exempt  Fund  totaling  $0 and  $108,000,  respectively.
Short-term gain  distributions  are treated as ordinary income dividends for tax purposes.

--------------------------------------------------------------------------------
                                                              HIGH-YIELD
                                                           TAX-EXEMPT FUND
                                                    ----------------------------
                                                    SIX MONTHS              YEAR
                                                         ENDED             ENDED
                                                 APR. 30, 2004     OCT. 31, 2003
                                                         (000)             (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                               $ 98,846        $ 197,174
  Realized Net Gain (Loss)                              (2,357)         (63,419)
  Change in Unrealized Appreciation (Depreciation)     (42,863)         120,371
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                           53,626          254,126
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                    (62,717)        (130,137)
    Admiral Shares                                     (36,129)         (67,037)
Realized Capital Gain
    Investor Shares                                         --               --
    Admiral Shares                                          --               --
--------------------------------------------------------------------------------
    Total Distributions                                (98,846)        (197,174)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                                       54,819         (103,075)
  Admiral Shares                                        90,352          154,409
--------------------------------------------------------------------------------
  Net Increase (Decrease) from Capital Share
    Transactions                                       145,171           51,334
--------------------------------------------------------------------------------
    Total Increase (Decrease)                           99,951          108,286
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                4,053,752        3,945,466
--------------------------------------------------------------------------------
  End of Period                                     $4,153,703       $4,053,752
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

TAX-EXEMPT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                      APR. 30,  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2004      2003        2002      2001     2000      1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $1.00     $1.00       $1.00     $1.00    $1.00    $1.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .004      .010        .015      .031     .038     .030
  Net Realized and Unrealized Gain (Loss) on Investments    --        --          --        --       --       --
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .004      .010        .015      .031     .038     .030
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.004)    (.010)      (.015)    (.031)   (.038)   (.030)
  Distributions from Realized Capital Gains                 --        --          --        --       --       --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.004)    (.010)      (.015)    (.031)   (.038)    (.030)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                           $1.00     $1.00       $1.00     $1.00    $1.00    $1.00
=================================================================================================================

TOTAL RETURN                                             0.45%     0.99%       1.46%     3.15%    3.91%    3.08%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                   $13,427   $12,434     $10,864    $9,128   $8,214   $7,144
Ratio of Total Expenses to Average Net Assets           0.15%*     0.17%       0.17%     0.18%    0.18%    0.18%
Ratio of Net Investment Income to Average Net Assets    0.89%*     0.97%       1.45%     3.08%    3.84%    3.03%
=================================================================================================================
*Annualized.

SHORT-TERM TAX-EXEMPT FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                      APR. 30,  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2004      2003        2002      2001     2000      1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $15.77    $15.73      $15.74    $15.50   $15.48   $15.65
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .144      .317        .449      .628     .623     .578
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       (.100)     .040       (.010)     .240     .020    (.164)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .044      .357        .439      .868     .643     .414
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.144)    (.317)      (.449)    (.628)   (.623)   (.578)
  Distributions from Realized Capital Gains                 --        --          --        --       --    (.006)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.144)    (.317)      (.449)    (.628)   (.623)   (.584)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $15.67    $15.77      $15.73    $15.74   $15.50   $15.48
=================================================================================================================

TOTAL RETURN                                             0.28%     2.28%       2.83%     5.70%    4.24%    2.69%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                    $2,205    $2,144      $1,943    $1,318   $2,004   $1,893
Ratio of Total Expenses to Average Net Assets           0.16%*     0.17%       0.17%     0.19%    0.18%    0.18%
Ratio of Net Investment Income to Average Net Assets    1.84%*     2.01%       2.80%     4.04%    4.03%    3.71%
Portfolio Turnover Rate                                   27%*       25%         53%       47%      45%      56%
=================================================================================================================
*Annualized.

-----------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT FUND ADMIRAL SHARES                                        YEAR ENDED
                                                        SIX MONTHS ENDED        OCTOBER 31,           FEB. 12* TO
                                                                APR. 30, ---------------------------     OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      2004        2003          2002           2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $15.77      $15.73        $15.74         $15.66
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .149        .327          .457          .448
  Net Realized and Unrealized Gain (Loss) on Investments           (.100)       .040         (.010)         .080
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                .049        .367          .447          .528
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                             (.149)      (.327)        (.457)        (.448)
  Distributions from Realized Capital Gains                           --          --            --            --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (.149)      (.327)        (.457)        (.448)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                    $15.67      $15.77        $15.73        $15.74
=================================================================================================================

TOTAL RETURN                                                       0.31%       2.35%         2.88%         3.42%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                            $2,348      $2,428        $1,601        $1,055
  Ratio of Total Expenses to Average Net Assets                  0.10%**       0.11%         0.12%       0.13%**
  Ratio of Net Investment Income to Average Net Assets           1.90%**       2.05%         2.86%       3.96%**
  Portfolio Turnover Rate                                          27%**         25%           53%           47%
=================================================================================================================
*Inception.
**Annualized.

LIMITED-TERM TAX-EXEMPT FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                      APR. 30,  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2004      2003        2002      2001     2000      1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $11.08    $11.00      $10.99    $10.64   $10.59   $10.85
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .160      .355        .425      .474     .470     .457
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       (.150)     .080        .010      .350     .050    (.260)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .010      .435        .435      .824     .520     .197
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.160)    (.355)      (.425)    (.474)   (.470)   (.457)
  Distributions from Realized Capital Gains                 --        --          --        --       --       --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.160)    (.355)      (.425)    (.474)   (.470)   (.457)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $10.93    $11.08      $11.00    $10.99   $10.64   $10.59
=================================================================================================================

TOTAL RETURN                                             0.09%     4.00%       4.05%     7.89%    5.04%    1.83%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $3,425    $3,148      $2,645    $2,130   $2,775   $2,577
  Ratio of Total Expenses to Average Net Assets         0.16%*     0.17%       0.17%     0.19%    0.18%    0.18%
  Ratio of Net Investment Income to Average Net Assets  2.91%*     3.19%       3.84%     4.40%    4.45%    4.25%
  Portfolio Turnover Rate                                 16%*       13%         17%       19%      32%      14%
=================================================================================================================
*Annualized.



LIMITED-TERM TAX-EXEMPT FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED
                                                        SIX MONTHS ENDED        OCTOBER 31,           FEB. 12* TO
                                                                APR. 30, ---------------------------     OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      2004        2003          2002           2001
-----------------------------------------------------------------------------------------------------------------
  Net Asset Value, Beginning of Period                             $11.08     $11.00        $10.99        $10.87
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .164        .362          .431          .342
  Net Realized and Unrealized Gain (Loss) on Investments           (.150)       .080          .010          .120
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                .014        .442          .441          .462
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                             (.164)      (.362)        (.431)        (.342)
  Distributions from Realized Capital Gains                           --          --            --            --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (.164)      (.362)        (.431)        (.342)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                    $10.93      $11.08        $11.00        $10.99
=================================================================================================================

TOTAL RETURN                                                       0.12%       4.06%         4.10%         4.31%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                              $3,363      $3,286        $2,484        $1,572
Ratio of Total Expenses to Average Net Assets                    0.10%**       0.11%         0.12%       0.13%**
Ratio of Net Investment Income to Average Net Assets             2.97%**       3.25%         3.88%       4.42%**
Portfolio Turnover Rate                                            16%**         13%           17%           19%
=================================================================================================================
*Inception.
**Annualized.

INTERMEDIATE-TERM TAX-EXEMPT FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                      APR. 30,  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2004      2003        2002      2001     2000      1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $13.58    $13.55      $13.61    $13.05   $12.79   $13.52
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .273      .563        .605      .637     .646     .648
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       (.200)     .070       (.029)     .560     .260    (.695)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .073      .633        .576     1.197     .906    (.047)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.273)    (.563)      (.605)    (.637)   (.646)   (.648)
  Distributions from Realized Capital Gains                 --     (.040)      (.031)       --       --    (.035)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.273)    (.603)      (.636)    (.637)   (.646)   (.683)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $13.38    $13.58      $13.55    $13.61   $13.05   $12.79
=================================================================================================================

TOTAL RETURN                                             0.51%     4.74%       4.36%     9.36%    7.28%   -0.40%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                  $6,848    $6,922      $7,215    $6,944   $8,553   $8,228
  Ratio of Total Expenses to Average Net Assets         0.16%*     0.17%       0.17%     0.19%    0.18%    0.18%
  Ratio of Net Investment Income to Average Net Assets  4.00%*     4.13%       4.48%     4.77%    5.03%    4.83%
  Portfolio Turnover Rate                                 12%*       19%         13%       13%      17%      17%
=================================================================================================================
*Annualized.



INTERMEDIATE-TERM TAX-EXEMPT FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED
                                                        SIX MONTHS ENDED        OCTOBER 31,           FEB. 12* TO
                                                                APR. 30, ---------------------------     OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      2004        2003          2002           2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $13.58      $13.55        $13.61        $13.44
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .277        .571          .612          .458
  Net Realized and Unrealized Gain (Loss) on Investments           (.200)       .070         (.029)         .170
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                .077        .641          .583          .628
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                             (.277)      (.571)        (.612)        (.458)
  Distributions from Realized Capital Gains                           --       (.040)        (.031)           --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (.277)      (.611)        (.643)        (.458)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                    $13.38      $13.58        $13.55        $13.61
=================================================================================================================

TOTAL RETURN                                                       0.54%       4.81%         4.41%         4.77%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (Millions)                              $4,871      $4,754        $4,498        $3,494
Ratio of Total Expenses to Average Net Assets                    0.10%**       0.11%         0.12%       0.14%**
Ratio of Net Investment Income to Average Net Assets             4.06%**       4.19%         4.53%       4.74%**
Portfolio Turnover Rate                                            12%**         19%           13%           13%
=================================================================================================================
*Inception.
**Annualized.

INSURED LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                      APR. 30,  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2004      2003        2002      2001     2000      1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.89    $12.85      $12.82    $12.14   $11.69   $12.73
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .296      .580        .597      .628     .649     .644
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       (.226)     .123        .110      .680     .450    (.971)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .070      .703        .707     1.308    1.099    (.327)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.296)    (.580)      (.597)    (.628)   (.649)   (.644)
  Distributions from Realized Capital Gains              (.124)    (.083)      (.080)       --       --    (.069)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.420)    (.663)      (.677)    (.628)   (.649)   (.713)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $12.54    $12.89      $12.85    $12.82   $12.14   $11.69
=================================================================================================================

TOTAL RETURN                                             0.49%     5.58%       5.74%    10.99%    9.68%   -2.74%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                  $1,885    $1,912      $1,951    $1,940   $2,300   $2,160
  Ratio of Total Expenses to Average Net Assets         0.16%*     0.17%       0.18%     0.19%    0.19%    0.19%
  Ratio of Net Investment Income to Average Net Assets  4.44%*     4.57%       4.72%     5.00%    5.48%    5.20%
  Portfolio Turnover Rate                                 11%*       17%         20%       21%      34%      17%
=================================================================================================================
*Annualized.



INSURED LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED
                                                        SIX MONTHS ENDED        OCTOBER 31,           FEB. 12* TO
                                                                APR. 30, ---------------------------     OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      2004        2003          2002           2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $12.89      $12.85        $12.82        $12.64
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .300        .587          .604          .452
  Net Realized and Unrealized Gain (Loss) on Investments           (.226)       .123          .110          .180
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                .074        .710          .714          .632
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                             (.300)      (.587)        (.604)        (.452)
  Distributions from Realized Capital Gains                        (.124)      (.083)        (.080)           --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (.424)      (.670)        (.684)        (.452)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                    $12.54      $12.89        $12.85        $12.82
=================================================================================================================

TOTAL RETURN                                                       0.52%       5.64%         5.80%         5.11%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                            $1,018      $1,008          $959          $844
  Ratio of Total Expenses to Average Net Assets                  0.10%**       0.11%         0.12%       0.14%**
  Ratio of Net Investment Income to Average Net Assets           4.50%**       4.63%         4.77%       4.98%**
  Portfolio Turnover Rate                                          11%**         17%           20%           21%
=================================================================================================================
*Inception.
**Annualized.

LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                      APR. 30,  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2004      2003        2002      2001     2000      1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $11.39    $11.36      $11.38    $10.73   $10.34   $11.39
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .259      .525        .539      .561     .572     .565
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       (.190)     .082        .010      .650     .390    (.935)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .069      .607        .549     1.211     .962    (.370)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.259)    (.525)      (.539)    (.561)   (.572)   (.565)
  Distributions from Realized Capital Gains                 --     (.052)      (.030)       --       --    (.115)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.259)    (.577)      (.569)    (.561)   (.572)   (.680)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $11.20    $11.39      $11.36    $11.38   $10.73   $10.34
=================================================================================================================

TOTAL RETURN                                             0.57%     5.43%       5.00%    11.52%    9.58%   -3.45%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                  $1,095    $1,131      $1,249    $1,264   $1,649   $1,527
  Ratio of Total Expenses to Average Net Assets         0.16%*     0.17%       0.17%     0.19%    0.19%    0.18%
  Ratio of Net Investment Income to Average Net Assets  4.52%*     4.59%       4.80%     5.07%    5.46%    5.13%
  Portfolio Turnover Rate                                 11%*       11%         15%       16%      25%      15%
=================================================================================================================
*Annualized.




LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED
                                                        SIX MONTHS ENDED        OCTOBER 31,           FEB. 12* TO
                                                                APR. 30, ---------------------------     OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                      2004        2003          2002           2001
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $11.39      $11.36        $11.38        $11.18
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                             .263        .532          .545          .403
  Net Realized and Unrealized Gain (Loss)
    on Investments                                                 (.190)       .082          .010          .200
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                .073        .614          .555          .603
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                             (.263)      (.532)        (.545)        (.403)
  Distributions from Realized Capital Gains                           --       (.052)        (.030)           --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (.263)      (.584)        (.575)        (.403)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                    $11.20      $11.39        $11.36        $11.38
=================================================================================================================

TOTAL RETURN                                                       0.60%       5.50%         5.06%         5.51%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                              $810        $799          $825          $715
  Ratio of Total Expenses to Average Net Assets                  0.10%**       0.11%         0.12%       0.13%**
  Ratio of Net Investment Income to Average Net Assets           4.57%**       4.65%         4.85%       5.02%**
  Portfolio Turnover Rate                                          11%**         11%           15%           16%
=================================================================================================================
*Inception.
**Annualized.

HIGH-YIELD TAX-EXEMPT FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS ENDED                  YEAR ENDED OCTOBER 31,
                                                      APR. 30,  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD            2004      2003        2002      2001     2000      1999
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $10.69    $10.54      $10.72    $10.31   $10.13   $11.06
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .253      .526        .563      .576     .582     .571
  Net Realized and Unrealized Gain (Loss)
    on Investments                                       (.110)     .150       (.180)     .410     .180    (.858)
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                      .143      .676        .383      .986     .762    (.287)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                   (.253)    (.526)      (.563)    (.576)   (.582)   (.571)
  Distributions from Realized Capital Gains                 --        --          --        --       --    (.072)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                  (.253)    (.526)      (.563)    (.576)   (.582)   (.643)
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                          $10.58    $10.69      $10.54    $10.72   $10.31   $10.13
=================================================================================================================

TOTAL RETURN                                             1.31%     6.55%       3.67%     9.77%    7.79%   -2.77%
=================================================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)                  $2,632    $2,605      $2,670    $3,627   $3,033   $2,867
  Ratio of Total Expenses to Average Net Assets         0.16%*     0.17%       0.17%     0.19%    0.19%    0.18%
  Ratio of Net Investment Income to Average Net Assets  4.70%*     4.94%       5.30%     5.43%    5.74%    5.33%
  Portfolio Turnover Rate                                 21%*       17%         18%       18%      32%      22%
=================================================================================================================
*Annualized.


HIGH-YIELD TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                                       NOV.  12,
                                         SIX MONTHS ENDED  YEAR ENDED   2001* TO
                                                 APR. 30,    OCT. 31,   OCT. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2004        2003       2002
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.69      $10.54    $10.78
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                              .256        .533      .549
  Net Realized and Unrealized Gain (Loss)
    on Investments                                  (.110)       .150     (.240)
--------------------------------------------------------------------------------
    Total from Investment Operations                 .146        .683      .309
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income              (.256)      (.533)    (.549)
  Distributions from Realized Capital Gains            --          --        --
--------------------------------------------------------------------------------
    Total Distributions                             (.256)      (.533)    (.549)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $10.58      $10.69    $10.54
================================================================================

TOTAL RETURN                                        1.34%       6.61%     2.96%
================================================================================

RATIOS/SUPPLEMENTAL DATA

  Net Assets, End of Period (Millions)             $1,522      $1,449    $1,275
  Ratio of Total Expenses to Average Net Assets   0.10%**       0.11%   0.12%**
  Ratio of Net Investment Income to Average
    Net Assets                                    4.76%**       5.00%   5.35%**
  Portfolio Turnover Rate                           21%**         17%       18%
================================================================================
*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Municipal Bond Funds comprise the Tax-Exempt Money Market, Short-Term Tax-Exempt, Limited-Term Tax-Exempt, Intermediate-Term Tax-Exempt, Insured Long-Term Tax-Exempt, Long-Term Tax-Exempt, and High-Yield Tax-Exempt Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

Each fund, except the Tax-Exempt Money Market Fund, offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares. A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Other funds:
Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: Each fund, except the Tax-Exempt Money Market Fund, may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The funds may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The funds may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At April 30, 2004, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                        CAPITAL CONTRIBUTION       PERCENTAGE      PERCENTAGE OF
                                 TO VANGUARD          OF FUND         VANGUARD'S
TAX-EXEMPT FUND                        (000)       NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                         $ 1,923            0.01%              1.92%
Short-Term                               665            0.01               0.66
Limited-Term                           1,011            0.01               1.01
Intermediate-Term                      1,771             0.02              1.77
Insured Long-Term                        441             0.02              0.44
Long-Term                                294             0.02              0.29
High-Yield                               625             0.02              0.62
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds' management and administrative expenses. The funds' custodian bank has also agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended April 30, 2004, these arrangements reduced expenses by:

--------------------------------------------------------------------------------
                                    EXPENSE REDUCTION
                                          (000)
                            ---------------------------- TOTAL EXPENSE REDUCTION
                             MANAGEMENT AND    CUSTODIAN      AS A PERCENTAGE OF
TAX-EXEMPT FUND              ADMINISTRATIVE         FEES      AVERAGE NET ASSETS
--------------------------------------------------------------------------------
Short-Term                       $ 73               $1                 --
Limited-Term                      147                1                 --
Intermediate-Term                 259                1                 --
Insured Long-Term                 102                1               0.01%
Long-Term                          47               --                 --
High-Yield                        186                1               0.01
--------------------------------------------------------------------------------

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2003, the following funds had tax-basis capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                    CAPITAL LOSSES
                                     -------------------------------------------
                                                              EXPIRATION: FISCAL
                                          AMOUNT                  YEAR(S) ENDING
TAX-EXEMPT FUND                            (000)                     OCTOBER 31,
--------------------------------------------------------------------------------
Short-Term                             $   2,991                       2008-2011
Limited-Term                              35,460                       2008-2011
Intermediate-Term                         24,970                            2011
Insured Long-Term                             --                              --
Long-Term                                  7,619                            2011
High-Yield                                74,301                       2007-2011
--------------------------------------------------------------------------------

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2004; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

The following funds had realized losses through October 31, 2003, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

--------------------------------------------------------------------------------
                                                                 DEFERRED LOSSES
TAX-EXEMPT FUND                                                            (000)
--------------------------------------------------------------------------------
Limited-Term                                                            $ 2,373
Intermediate-Term                                                        76,708
Insured Long-Term                                                        27,478
Long-Term                                                                18,547
High-Yield                                                               23,924
--------------------------------------------------------------------------------

At April 30, 2004, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                      (000)
                                ------------------------------------------------
                                                                  NET UNREALIZED
                                APPRECIATED        DEPRECIATED      APPRECIATION
TAX-EXEMPT FUND                  SECURITIES         SECURITIES    (DEPRECIATION)
--------------------------------------------------------------------------------
Short-Term                       $   21,181          $ (8,954)          $ 12,227
Limited-Term                        107,910           (28,069)            79,841
Intermediate-Term                   394,727           (91,605)           303,122
Insured Long-Term                   167,694           (11,820)           155,874
Long-Term                           119,278            (4,104)           115,174
High-Yield                          166,774           (52,905)           113,869
--------------------------------------------------------------------------------

At April 30, 2004, the aggregate settlement value of open futures contracts expiring in June 2004 and the related unrealized appreciation were:

--------------------------------------------------------------------------------
                                                            (000)
                                                    ----------------------------
                                       NUMBER OF     AGGREGATE        UNREALIZED
                                    LONG (SHORT)    SETTLEMENT      APPRECIATION
TAX-EXEMPT FUND/FUTURES CONTRACTS      CONTRACTS         VALUE    (DEPRECIATION)
--------------------------------------------------------------------------------
Intermediate-Term
 5-Year U.S. Treasury Note               (3,750)      $412,266             $ 564
Insured Long-Term
 10-Year U.S. Treasury Note                (370)        40,885               844
 30-Year U.S. Treasury Bond                (380)        40,696             3,070
Long-Term
 30-Year U.S. Treasury Bond                (175)        18,741               639
High-Yield
 10-Year U.S. Treasury Note              (1,150)       127,075             1,596
 30-Year U.S. Treasury Bond                (420)        44,979             3,278
--------------------------------------------------------------------------------

Unrealized appreciation on open futures contracts is required to be treated as realized gain for tax purposes.

E. During the six months ended April 30, 2004, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                            (000)
                                                --------------------------------
TAX-EXEMPT FUND                                 PURCHASES             SALES
--------------------------------------------------------------------------------
Short-Term                                    $   684,529       $   421,453
Limited-Term                                    1,251,353           473,861
Intermediate-Term                               1,003,240           650,420
Insured Long-Term                                 253,141           152,987
Long-Term                                         100,250           133,241
High-Yield                                        699,271           411,185
--------------------------------------------------------------------------------

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED           YEAR ENDED
                                        APRIL 30, 2004         OCTOBER 31, 2003
                                -----------------------  -----------------------
                                 AMOUNT       SHARES        AMOUNT        SHARES
TAX-EXEMPT FUND                   (000)        (000)         (000)         (000)
--------------------------------------------------------------------------------
MONEY MARKET
 Issued                      $7,797,109    7,797,109   $12,095,210   12,095,210
 Issued in Lieu of Cash
  Distributions                  53,685       53,685       107,756      107,756
 Redeemed                    (6,859,153)  (6,859,153)  (10,632,895) (10,632,895)
                           -----------------------------------------------------
  Net Increase (Decrease)       991,641      991,641     1,570,071     1,570,071
                           -----------------------------------------------------
Short-Term
 Investor Shares
 Issued                        $692,442       43,943    $1,378,670       87,334
 Issued in Lieu of Cash
  Distributions                  16,602        1,054        34,087        2,160
 Redeemed                      (634,553)     (40,279)   (1,216,593)     (77,073)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Investor Shares               74,491        4,718       196,164       12,421
                           -----------------------------------------------------
Admiral Shares
 Issued                          823,937       52,300     1,669,098      105,739
 Issued in Lieu of Cash
  Distributions                  17,278        1,097        31,100        1,970
 Redeemed                      (907,036)     (57,568)     (875,766)     (55,475)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Admiral Shares               (65,821)      (4,171)      824,432       52,234
                           -----------------------------------------------------
Limited-Term
 Investor Shares
 Issued                        $969,419       87,477    $1,706,420      153,853
 Issued in Lieu of Cash
  Distributions                  39,667        3,586        76,902        6,934
 Redeemed                      (686,040)     (61,974)   (1,296,842)    (117,004)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Investor Shares              323,046       29,089       486,480       43,783
                           -----------------------------------------------------
Admiral Shares
 Issued                         885,638       79,951     1,804,520      162,813
 Issued in Lieu of Cash
  Distributions                  38,389        3,471        71,261        6,425
 Redeemed                      (802,113)     (72,494)   (1,090,940)     (98,398)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Admiral Shares               121,914       10,928       784,841        70,840
                           -----------------------------------------------------
Intermediate-Term
 Investor Shares
 Issued                        $867,298       63,157    $1,596,695      117,212
 Issued in Lieu of Cash
  Distributions                 108,687        7,949       246,458       18,098
 Redeemed                      (940,955)     (68,745)   (2,154,829)    (158,336)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Investor Shares               35,030        2,361      (311,676)     (23,026)
                           -----------------------------------------------------
Admiral Shares
 Issued                         691,234       50,413     1,322,521       97,115
 Issued in Lieu of Cash
  Distributions                  68,952        5,043       147,162       10,806
 Redeemed                      (565,665)     (41,364)   (1,224,189)     (89,910)
                           -----------------------------------------------------
  Net Increase (Decrease)--
    Admiral Shares              194,521       14,092       245,494       18,011
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       SIX MONTHS ENDED           YEAR ENDED
                                        APRIL 30, 2004         OCTOBER 31, 2003
                                -----------------------  -----------------------
                                 AMOUNT       SHARES        AMOUNT        SHARES
TAX-EXEMPT FUND                   (000)        (000)         (000)         (000)
--------------------------------------------------------------------------------
Insured Long-Term
Investor Shares
 Issued                        $156,197       12,225      $368,055       28,319
 Issued in Lieu of Cash
  Distributions                  43,903        3,400        67,284        5,216
 Redeemed                      (175,940)     (13,608)     (477,155)     (37,015)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Investor Shares               24,160        2,017       (41,816)      (3,480)
                           -----------------------------------------------------
Admiral Shares
 Issued                         101,003        7,783       230,776       17,893
 Issued in Lieu of Cash
  Distributions                  22,370        1,732        33,291        2,581
 Redeemed                       (84,384)      (6,556)     (217,845)     (16,901)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Admiral Shares                38,989        2,959        46,222        3,573
                           -----------------------------------------------------
Long-Term
Investor Shares
 Issued                        $124,951       10,820      $259,344       22,654
 Issued in Lieu of Cash
  Distributions                  17,906        1,556        42,891        3,752
 Redeemed                      (159,915)     (13,914)     (423,088)     (37,068)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Investor Shares              (17,058)      (1,538)     (120,853)     (10,662)
                           -----------------------------------------------------
Admiral Shares
 Issued                         130,020       11,238       205,420       18,012
 Issued in Lieu of Cash
Distributions                    11,717        1,018        26,185        2,291
 Redeemed                      (115,981)     (10,074)     (261,114)     (22,777)
                           -----------------------------------------------------
  Net Increase (Decrease)--
    Admiral Shares               25,756        2,182       (29,509)      (2,474)
                           -----------------------------------------------------
High-Yield
Investor Shares
 Issued                        $364,909       33,743      $658,411       61,759
 Issued in Lieu of Cash
  Distributions                  43,949        4,074        90,375        8,481
 Redeemed                      (354,039)     (32,796)     (851,861)     (80,011)
                           -----------------------------------------------------
  Net Increase (Decrease)--
   Investor Shares               54,819        5,021      (103,075)      (9,771)
                           -----------------------------------------------------
Admiral Shares
 Issued                         281,992       26,078       495,791       46,497
 Issued in Lieu of Cash
  Distributions                  22,019        2,041        40,586        3,808
 Redeemed                      (213,659)     (19,784)     (381,968)     (35,849)
                           -----------------------------------------------------
  Net Increase (Decrease)--
    Admiral Shares               90,352        8,335       154,409       14,456
--------------------------------------------------------------------------------

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. VANGUARD.COM was built for you--and it keeps getting better.

RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

Use our PLANNING & ADVICE AND RESEARCH FUNDS & STOCKS sections to:

     * Determine what asset allocation might best suit your needs--by taking our Investor Questionnaire.

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          education-- by using our planning tools.

     *    Learn  how  to  achieve  your  goals--by   reading  our   PlainTalk(R)
          investment guides.

     *    Find your next fund--by  using the Compare Funds,  Compare Costs,  and
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     *    Look  up   fund   price,   performance   history,   and   distribution
          information--in a snap.

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                                       43

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of

                  POSITION(S) HELD WITH
NAME              FUND (NUMBER OF
(YEAR OF BIRTH)   VANGUARD FUNDS
TRUSTEE/OFFICER   OVERSEEN BY
SINCE             TRUSTEE/OFFICER)     PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
JOHN J. BRENNAN*  Chairman of the      Chairman of the Board, Chief Executive Officer, and Director/Trustee
(1954)            Board, Chief         of The Vanguard Group, Inc., and of each of the investment companies
May 1987          Executive Officer,   served by The Vanguard Group.
                  and Trustee
                  (129)
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS  Trustee              The Partners of '63 (pro bono ventures in education); Senior Advisor
(1937)            (129)                to Greenwich Associates (international business strategy consulting);
January 2001                           Successor Trustee of Yale University; Overseer of the Stern School of
                                       Business at New York University; Trustee of the Whitehead Institute
                                       for Biomedical Research.
------------------------------------------------------------------------------------------------------------
RAJIV L. GUPTA    Trustee              Chairman and Chief Executive Officer (since October 1999), Vice
(1945)            (129)                Chairman (January-September 1999), and Vice President (prior to
December 2001                          September 1999) of Rohm and Haas Co. (chemicals); Director of
                                       Technitrol, Inc. (electronic components), and Agere Systems
                                       (communications components); Board Member of the American Chemistry
                                       Council; and Trustee of Drexel University.
------------------------------------------------------------------------------------------------------------
JOANN HEFFERNAN   Trustee              Vice President, Chief Information Officer, and Member of the
HEISEN            (129)                Executive Committee of Johnson & Johnson (pharmaceuticals/consumer
(1950)                                 products); Director of the Medical Center at Princeton and Women's
July 1998                              Research and Education Institute.
------------------------------------------------------------------------------------------------------------
BURTON G. MALKIEL Trustee              Chemical Bank Chairman's Professor of Economics,Princeton University;
(1932)            (127)                Director of Vanguard Investment Series plc (Irish investment fund)
May 1977                               (since November 2001), Vanguard Group (Ireland)Limited (Irish investment management firm)(since November 2001),Prudential Insurance
                                       Co. of America, BKF Capital (investment management), The Jeffrey Co.
                                       (holding company), and NeuVis, Inc.(software company).
------------------------------------------------------------------------------------------------------------

the funds. Among board members' responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee's retirement, resignation, or death; or otherwise as specified in the fund's organizational documents. Any trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

                      POSITION(S) HELD WITH
NAME                  FUND (NUMBER OF
(YEAR OF BIRTH)       VANGUARD FUNDS
TRUSTEE/OFFICER       OVERSEEN BY
SINCE                 TRUSTEE/OFFICER) PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------
ALFRED M. RANKIN, JR. Trustee          Chairman, President, Chief Executive Officer, and Director of NACCO
(1941)                (129)            Industries, Inc. (forklift trucks/housewares/lignite); Director of
January 1993                           Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.
------------------------------------------------------------------------------------------------------------
J. LAWRENCE WILSON    Trustee          Retired Chairman and Chief Executive Officer of Rohm and Haas Co.
(1936)                (129)            (chemicals); Director of Cummins Inc. (diesel engines), The Mead
April 1985                             Corp. (paper products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University.
------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON     Secretary        Managing Director and General Counsel of The Vanguard Group, Inc.;
(1951)                (129)            Secretary of The Vanguard Group and of each of the investment
June 2001                              companies served by The Vanguard Group.
------------------------------------------------------------------------------------------------------------
THOMAS J. HIGGINS     Treasurer        Principal of The Vanguard Group, Inc.; Treasurer of each of the
(1957)                (129)            investment companies served by The Vanguard Group.
July 1998
------------------------------------------------------------------------------------------------------------
*Officers  of the funds are  "interested  persons" as defined in the  Investment
Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.
--------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.                   MICHAEL S. MILLER, Planning and Development.
JAMES H. GATELY, Investment Programs and Services.             RALPH K. PACKARD, Finance.
KATHLEEN C. GUBANICH, Human Resources.                         GEORGE U. SAUTER, Chief Investment Officer.
F. WILLIAM MCNABB, III, Client Relationship Group.
------------------------------------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.
------------------------------------------------------------------------------------------------------------

                                                                     [SHIP LOGO]
                                                           THE VANGUARD GROUP(R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current
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To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling 1-800-662-2739. They are also available from the SEC's website, www.sec.gov.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

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(C) 2004 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q952 062004

--------------------------------------------------------------------------------
AS OF 4/30/2004                 VANGUARD(R)MUNICIPAL BOND FUNDS
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (UNAUDITED)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

This Statement provides a detailed list of each fund's municipal bond holdings by state, including each security's market value on the last day of the reporting period and information on credit enhancements such as insurance or letters of credit. Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
CONTENTS
Tax-Exempt Money Market Fund....................1
Short-Term Tax-Exempt Fund.....................24
Limited-Term Tax-Exempt Fund...................39
Intermediate-Term Tax-Exempt Fund..............59
Insured Long-Term Tax-Exempt Fund..............87
Long-Term Tax-Exempt Fund......................97
High-Yield Tax-Exempt Fund....................105
Key to Abbreviations..........................118
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE      MARKET
                                                                                             MATURITY       AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE        (000)       (000)
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.2%)
------------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.2%)
Alabama Public School & College Auth. TOB VRDO                         1.13%            5/7/2004 (3)*   $    5,000  $    5,000
Birmingham AL GO VRDO                                                  1.08%          5/7/2004 (2)LOC       36,250      36,250
Jefferson County AL Sewer Rev.
(Capital Improvement) VRDO                                             1.08%             5/7/2004 (3)       20,000      20,000
Jefferson County AL Sewer Rev. VRDO                                    1.10%            5/7/2004 (10)       60,000      60,000
Mobile AL IDR (Kimberly-Clark Tissue Co.) VRDO                         1.10%                 5/7/2004       33,550      33,550
Univ. of South Alabama Univ. Tuition Rev.
& Capital Improvement TOB VRDO                                         1.13%            5/7/2004 (3)*        7,930       7,930
                                                                                                                       162,730
ALASKA (0.5%)
Alaska Housing Finance Corp. (State Capital) VRDO                      1.09%             5/7/2004 (1)       10,000      10,000
Alaska Housing Finance Corp. Home Mortgage VRDO                        1.14%             5/7/2004 (4)       50,000      50,000
Anchorage AK GO TOB VRDO                                               1.15%            5/7/2004 (1)*        3,095       3,095
                                                                                                                        63,095
ARIZONA (1.8%)
Arizona School Fac. Board Rev. TOB VRDO                                1.14%               5/7/2004 *        7,743       7,743
Arizona Water Infrastructure Finance Auth. Rev. TOB VRDO               1.15%               5/7/2004 *        5,535       5,535

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO                                    1.16%            5/7/2004 LOC*   $ 39,465    $   39,465
Nanotechnology Research Arizona Lease Rev.
(Arizona State Univ. Project) VRDO                                     1.10%             5/7/2004 (1)     10,175        10,175
Phoenix AZ Civic Improvement Corp.
Waste Water System Rev. CP                                             0.97%            8/19/2004 LOC      6,000         6,000
Phoenix AZ Civic Improvement Corp. Water System Rev. CP                1.10%            12/9/2004 LOC     10,000        10,000
Pima County AZ IDA Single Family Mortgage Rev. FR                      1.09%                5/24/2004     33,535        33,535
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP                                      0.95%                 5/6/2004     28,000        28,000
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev. CP                                      0.95%                 7/9/2004     17,609        17,609
Tucson & Pima County AZ IDA Draw Down-
Single Family Mortgage Rev. FR                                         1.08%                5/24/2004     50,000        50,000
Tucson & Pima County AZ IDA Draw Down-
Single Family Mortgage Rev. FR                                         1.10%                5/24/2004     36,432        36,432
                                                                                                                       244,494
ARKANSAS (0.6%)
Pulaski County AR Health Fac. St. Vincent Infirmary
(Catholic Health Initiatives) VRDO                                     1.10%                 5/7/2004     36,500        36,500
Univ. of Arkansas Board of Trustees Rev. VRDO                          1.14%             5/7/2004 (1)     43,465        43,465
                                                                                                                        79,965
CALIFORNIA (9.4%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO                              1.09%             5/7/2004 LOC     18,800        18,800
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO                              1.09%             5/7/2004 LOC     11,500        11,500
California Community College Financing Auth. TRAN                      2.00%            6/30/2004 (4)     23,475        23,511
California GO RAN                                                      2.00%            6/23/2004 LOC     50,000        50,067
California GO RAN                                                      2.00%            6/23/2004 LOC     75,000        75,101
California Health Fac. Finance Auth. Rev.
(Adventist Health System West Sutter Health) VRDO                      1.07%             5/7/2004 LOC      8,900         8,900
California Higher Educ. Loan Auth. Student Loan Rev.                   1.05%             7/1/2004 LOC     37,500        37,500
California Higher Educ. Loan Auth. Student Loan Rev. PUT               1.05%             3/1/2005 LOC      7,000         7,000
California Housing Finance Agency Single
Family Mortgage Rev. TOB VRDO                                          1.19%               5/7/2004 *      9,160         9,160
California Rev. Anticipation Warrant                                   2.00%                6/16/2004      8,500         8,508
California Rev. Anticipation Warrant                                   2.00%                6/16/2004    148,000       148,172
California School Cash Reserve Program Auth. Pool TRAN                 2.00%             7/6/2004 (2)    136,000       136,250
California State Dept. Water Resources
Power Supply Rev. VRDO                                                 1.10%             5/3/2004 LOC     24,145        24,145
California State Dept. Water Resources
Power Supply Rev. VRDO                                                 1.07%             5/7/2004 LOC     60,900        60,900
California State Dept. Water Resources
Power Supply Rev. VRDO                                                 1.07%             5/7/2004 LOC     94,100        94,100
California State Dept. Water Resources
Power Supply Rev. VRDO                                                 1.07%             5/7/2004 (2)     41,000        41,000
California State Dept. Water Resources
Power Supply Rev. VRDO                                                 1.07%             5/7/2004 LOC      5,000         5,000
California State Dept. Water Resources
Power Supply Rev. VRDO                                                 1.08%             5/7/2004 LOC     11,600        11,600

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) VRDO                                               1.17%                 5/7/2004   $ 16,300    $   16,300
Clovis CA USD TRAN                                                     1.50%                6/30/2004     15,000        15,015
Los Angeles CA TRAN                                                    2.00%                6/30/2004     14,000        14,024
Los Angeles County CA TRAN                                             2.00%                6/30/2004     36,825        36,887
Sacramento County CA TRAN                                              2.00%                7/30/2004    100,000       100,246
San Diego CA County & School Dist. TRAN                                1.75%                6/30/2004     75,000        75,096
San Diego CA TAN                                                       1.75%                6/30/2004    102,700       102,815
San Diego CA USD TRAN                                                  2.00%                6/30/2004     70,000        70,126
Southern California Home Financing Auth.
Single Family Mortgage Rev. PUT                                        1.00%                 8/1/2004     10,000        10,000
Ventura County CA TRAN                                                 1.50%                 7/1/2004     50,000        50,041
                                                                                                                     1,261,764
COLORADO (5.3%)
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO                                     1.10%                 5/7/2004     78,000        78,000
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.) PUT                            1.23%                12/1/2004     25,000        25,000
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds Class I VRDO                               1.09%             5/7/2004 (1)     35,700        35,700
Colorado Housing & Finance Auth.
Multi-Family Mortgage Bonds Class I VRDO                               1.09%                 5/7/2004     19,825        19,825
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I Rev.                              1.13%                11/1/2004     13,000        13,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I Rev.                              1.18%                11/1/2004      5,000         5,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I VRDO                              1.09%                 5/7/2004     23,520        23,520
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I VRDO                              1.09%                 5/7/2004      5,000         5,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I VRDO                              1.09%                 5/7/2004     37,000        37,000
Colorado Housing & Finance Auth.
Single Family Mortgage Bonds Class I VRDO                              1.14%                 5/7/2004     10,000        10,000
Colorado Springs CO Util. System Rev. VRDO                             1.08%                 5/7/2004     16,000        16,000
Colorado State Education Loan Program TRAN                             2.00%                 8/9/2004    100,000       100,212
Colorado Student Obligation Bond Auth. VRDO                            1.12%             5/7/2004 (2)     26,600        26,600
Denver CO City & County Airport Rev. TOB VRDO                          1.19%            5/7/2004 (4)*      1,500         1,500
Denver CO City & County Airport Rev. VRDO                              1.17%             5/7/2004 (1)    135,200       135,200
Denver CO City & County Airport Rev. VRDO                              1.20%             5/7/2004 (1)     20,000        20,000
Denver CO City & County COP (Wellington E Web) VRDO                    1.10%             5/7/2004 (2)     25,000        25,000
El Paso County CO Colorado Springs
School Dist. No. 11 TAN                                                2.00%                6/30/2004     42,000        42,064
Jefferson County CO School Dist. TAN                                   2.00%                6/30/2004     98,000        98,141
                                                                                                                       716,762
CONNECTICUT (0.8%)
Connecticut Housing Finance Auth.
Mortgage Finance Program PUT                                           1.15%               12/22/2004     20,000        20,000
Connecticut Housing Finance Auth.
Mortgage Finance Program PUT                                           1.20%               12/22/2004     27,000        27,000
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO                                          1.09%             5/7/2004 (3)     13,200        13,200

------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FACE      MARKET
                                                                                             MATURITY       AMOUNT      VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE        (000)       (000)
------------------------------------------------------------------------------------------------------------------------------
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO                                          1.09%             5/7/2004 (2)   $ 54,270    $   54,270
                                                                                                                       114,470
DELAWARE (0.3%)
Delaware GO TOB VRDO                                                   1.15%               5/7/2004 *      4,815         4,815
New Castle County DE Airport Fac. Rev.
(FlightSafety) VRDO                                                    1.14%                 5/7/2004     16,600        16,600
Univ. of Delaware Rev. VRDO                                            1.10%                 5/3/2004      7,755         7,755
Univ. of Delaware Rev. VRDO                                            1.08%                 5/7/2004     13,470        13,470
                                                                                                                        42,640
DISTRICT OF COLUMBIA (2.1%)
District of Columbia
(Henry J. Kaiser Family Foundation) VRDO                               1.12%                 5/7/2004     12,000        12,000
District of Columbia (National Geographic Society) VRDO                1.07%                 5/7/2004     17,670        17,670
District of Columbia (National Public Radio Inc.) VRDO                 1.09%             5/7/2004 LOC     20,030        20,030
District of Columbia GO                                                5.50%             6/1/2004 (4)      9,565         9,601
District of Columbia GO                                                6.00%     6/1/2004 (1)(Prere.)      8,890         9,105

District of Columbia GO                                                6.10%     6/1/2004 (1)(Prere.)      7,000         7,169
District of Columbia GO TOB VRDO                                       1.13%            5/7/2004 (1)*      5,460         5,460
District of Columbia GO VRDO                                           1.09%             5/7/2004 (3)     65,400        65,400
District of Columbia GO VRDO                                           1.09%             5/7/2004 (1)     15,635        15,635
District of Columbia Housing Finance Agency
Single Family Mortgage Rev. FR                                         1.10%                5/25/2004     62,000        62,000
District of Columbia Univ. Rev.
(George Washington Univ.) VRDO                                         1.10%             5/7/2004 (1)     41,765        41,765
District of Columbia Water &
Sewer Auth. Public Util. Rev. TOB VRDO                                 1.15%            5/7/2004 (4)*      4,680         4,680
District of Columbia Water &
Sewer Auth. Public Util. Rev. TOB VRDO                                 1.15%            5/7/2004 (4)*     18,835        18,835
                                                                                                                       289,350
FLORIDA (3.2%)
Broward County FL GO
(Parks & Land Preservation Project) TOB VRDO                           1.13%               5/7/2004 *      7,040         7,040
Broward County FL School Board COP                                     5.75%             7/1/2004 (2)      5,150         5,189
Broward County FL School Board COP                                     5.75%             7/1/2004 (2)      4,365         4,398
Collier County FL School Board COP TOB VRDO                            1.15%            5/7/2004 (4)*      5,205         5,205
Florida Board of Educ. Capital Outlay TOB VRDO                         1.13%               5/7/2004 *      7,980         7,980
Florida Board of Educ. Rev. (Lottery Rev.) TOB PUT                     1.30%           4/29/2005 (3)*     12,715        12,715
Florida Board of Educ. Rev. (Lottery Rev.) TOB VRDO                    1.13%            5/7/2004 (1)*     33,880        33,880
Florida Board of Educ. TOB VRDO                                        1.15%               5/7/2004 *      4,900         4,900
Florida Correctional Privatization Comm. COP TOB VRDO                  1.15%            5/7/2004 (2)*      8,000         8,000
Florida Dept. of Transp. TOB VRDO                                      1.15%               5/7/2004 *      6,890         6,890
Florida Dept. of Transp. TOB VRDO                                      1.15%               5/7/2004 *      7,560         7,560
Florida Dept. of Transp. VRDO                                          1.15%               5/7/2004 *      6,500         6,500
Florida Division Board Financial Dept.
of General Services Systems Rev.
(Dept. of Environmental Protection) TOB VRDO                           1.13%            5/7/2004 (4)*     12,670        12,670
Florida Housing Finance Agency Rev. TOB VRDO                           1.19%               5/7/2004 *      8,350         8,350
Florida Turnpike Auth. Rev. TOB PUT                                    1.30%           4/29/2005 (3)*     11,820        11,820
Florida Turnpike Auth. Rev. TOB VRDO                                   1.15%            5/7/2004 (2)*      5,495         5,495
Hillsborough County FL Water & Sewer Rev. TOB VRDO                     1.12%            5/7/2004 (2)*     10,095        10,095

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------

Jacksonville FL Electric Auth.
Water & Sewer Rev. TOB VRDO                                            1.13%            5/7/2004 (3)*   $  2,700    $    2,700
Miami-Dade County FL School Board TOB VRDO                             1.15%            5/7/2004 (3)*      4,230         4,230
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group) VRDO                                         1.09%             5/7/2004 LOC     52,300        52,300
Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *      9,995         9,995
Orange County FL Housing Finance Auth.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *     13,000        13,000
Orlando & Orange County FL Expressway Auth. TOB VRDO                   1.15%            5/7/2004 (2)*      7,900         7,900
Orlando & Orange County FL Expressway Auth. VRDO                       1.08%             5/7/2004 (4)     49,700        49,700
Orlando & Orange County FL Expressway Auth. VRDO                       1.08%             5/7/2004 (4)      5,000         5,000
Orlando FL Util. Comm. Water & Electric Rev. VRDO                      1.10%                 5/7/2004      2,000         2,000
Palm Beach County FL Special Purpose Fac. Rev.
(FlightSafety) VRDO                                                    1.14%                 5/7/2004     18,000        18,000
Sunshine State Florida Govt. Financing Comm. Rev. VRDO                 1.08%             5/7/2004 (2)     44,170        44,170
Sunshine State Florida Govt. Financing Comm. Rev. VRDO                 1.09%             5/7/2004 (2)     53,185        53,185
Tampa Bay FL Water Util. System Rev. TOB VRDO                          1.13%    5/7/2004 (3)(Prere.)*      2,500         2,500
                                                                                                                       423,367
GEORGIA (5.4%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev.
(Univ. of Georgia Athletic Assn.) VRDO                                 1.10%             5/3/2004 LOC      5,900         5,900
Atlanta GA Airport General Rev. BAN                                    1.10%               10/16/2004    175,000       175,000
Atlanta GA Airport General Rev. VRDO                                   1.09%             5/7/2004 (1)     20,000        20,000
Atlanta GA Airport General Rev. VRDO                                   1.09%             5/7/2004 (1)     62,710        62,710
Atlanta GA Water & Wastewater Rev. TOB VRDO                            1.12%            5/7/2004 (1)*      9,995         9,995
Atlanta GA Water & Wastewater Rev. TOB VRDO                            1.12%            5/7/2004 (3)*     18,495        18,495
Atlanta GA Water & Wastewater Rev. VRDO                                1.08%             5/7/2004 (4)     93,880        93,880
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                                          1.07%     5/7/2004 (3)(Prere.)      1,280         1,280
Cobb County GA Dev. Auth. Student Housing Fac. Rev.
(Kennesaw State Univ. Foundation) VRDO                                 1.08%             5/7/2004 LOC     56,000        56,000
Floyd County GA Dev. Auth. Rev. (Berry College) VRDO                   1.09%             5/7/2004 LOC     15,000        15,000
Fulco GA Hosp. Auth. Rev. (Piedmont Hosp.) VRDO                        1.09%             5/7/2004 LOC     13,600        13,600
Fulco GA Hosp. Auth. Rev. (Shepherd Center) VRDO                       1.10%             5/7/2004 LOC      7,300         7,300
Fulton County GA Dev. Auth.
(Robert A. Woodruff Arts Center) VRDO                                  1.07%                 5/7/2004     20,710        20,710
Fulton County GA Dev. Auth.
(Robert A. Woodruff Arts Center) VRDO                                  1.09%                 5/7/2004     20,000        20,000
Fulton County GA Fac. Corp. COP Fulton County GA
Public Purpose Project TOB VRDO                                        1.15%            5/7/2004 (2)*     16,695        16,695
Fulton County GA School Dist. TOB VRDO                                 1.15%               5/7/2004 *     21,000        21,000
Fulton County GA TAN                                                   2.00%               12/31/2004     47,900        48,188
Georgia GO                                                             7.25%                 7/1/2004      3,500         3,536
Georgia GO                                                             7.00%                11/1/2004      5,000         5,146
Georgia GO TOB VRDO                                                    1.11%               5/7/2004 *     31,395        31,395
Georgia GO TOB VRDO                                                    1.15%               5/7/2004 *     10,580        10,580
Georgia GO TOB VRDO                                                    1.15%               5/7/2004 *      6,235         6,235
Gwinnett County GA Dev. Auth. COP TOB VRDO                             1.15%            5/7/2004 (1)*      6,830         6,830
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO                                      1.09%             5/7/2004 LOC     10,000        10,000

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Macon-Bibb County GA Hosp. Auth.
(Medical Center of Central Georgia) VRDO                               1.09%             5/7/2004 LOC   $ 14,650    $   14,650
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev. TOB VRDO                                        1.15%            5/7/2004 (4)*      3,230         3,230
Richmond County GA Hosp. Auth.
(Univ. of Health Services) VRDO                                        1.09%             5/7/2004 LOC     26,000        26,000
                                                                                                                       723,355
HAWAII (0.8%)
Hawaii GO TOB VRDO                                                     1.14%            5/7/2004 (4)*      4,000         4,000
Hawaii GO TOB VRDO                                                     1.15%            5/7/2004 (4)*      8,435         8,435
Honolulu HI City & County PUT                                          1.18%            12/2/2004 (3)     16,700        16,700
Honolulu HI City & County PUT                                          1.18%            12/2/2004 (3)     16,700        16,700
Honolulu HI City & County PUT                                          1.18%            12/2/2004 (3)      4,200         4,200
Honolulu HI City & County TOB VRDO                                     1.13%            5/7/2004 (1)*      5,000         5,000
Honolulu HI City & County TOB VRDO                                     1.15%            5/7/2004 (1)*      4,625         4,625
Honolulu HI City & County TOB VRDO                                     1.15%            5/7/2004 (1)*      3,000         3,000
Honolulu HI Multifamily Housing Rev.
Hillside Apartments VRDO                                               1.10%             5/7/2004 LOC     46,500        46,500
                                                                                                                       109,160
IDAHO (0.9%)
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004     12,250        12,250
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004      8,300         8,300
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004     12,000        12,000
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004      9,500         9,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004     12,500        12,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004     10,500        10,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004     11,700        11,700
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004     12,500        12,500
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004     14,650        14,650
Idaho Housing & Finance Assn.
Single Family Mortgage Rev. VRDO                                       1.14%                 5/7/2004      4,100         4,100
Idaho TAN                                                              2.00%                6/30/2004     15,000        15,025
                                                                                                                       123,025
ILLINOIS (9.1%)
Bi-State Dev. Agency of the Missouri-Illinois Metro.
Dist. (St. Clair County Metrolink Extension) VRDO                      1.08%             5/7/2004 (4)     26,000        26,000
Chicago IL Board of Educ. TOB VRDO                                     1.14%            5/7/2004 (4)*      7,085         7,085
Chicago IL Board of Educ. TOB VRDO                                     1.15%            5/7/2004 (2)*      6,045         6,045
Chicago IL Board of Educ. TOB VRDO                                     1.15%            5/7/2004 (1)*      5,335         5,335
Chicago IL Board of Educ. VRDO                                         1.08%             5/7/2004 (4)     69,100        69,100
Chicago IL Board of Educ. VRDO                                         1.08%             5/7/2004 (4)     36,260        36,260
Chicago IL Board of Educ. VRDO                                         1.08%             5/7/2004 (4)     37,200        37,200

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Chicago IL GO TOB VRDO                                                 1.12%            5/7/2004 (2)*   $ 19,995    $   19,995
Chicago IL GO TOB VRDO                                                 1.14%            5/7/2004 (3)*      7,905         7,905
Chicago IL GO TOB VRDO                                                 1.15%            5/7/2004 (1)*      2,500         2,500
Chicago IL GO VRDO                                                     1.09%             5/7/2004 (4)     30,000        30,000
Chicago IL GO VRDO                                                     1.13%             5/7/2004 (3)     45,000        45,000
Chicago IL Metro. Water Reclamation Dist. GO TOB VRDO                  1.15%               5/7/2004 *      5,360         5,360
Chicago IL Park Dist. TOB VRDO                                         1.12%            5/7/2004 (3)*      9,990         9,990
Chicago IL Park Dist. TOB VRDO                                         1.15%            5/7/2004 (3)*      5,295         5,295
Chicago IL Park Dist. TOB VRDO                                         1.15%            5/7/2004 (3)*      5,645         5,645
Chicago IL Public Building Comm.
(Chicago School Reform Board) TOB VRDO                                 1.13%            5/7/2004 (3)*      5,400         5,400
Chicago IL Public Building Comm.
(Chicago Transit Auth.) TOB VRDO                                       1.13%            5/7/2004 (2)*      7,320         7,320
Chicago IL Public Building Comm. GO TOB VRDO                           1.13%            5/7/2004 (2)*      6,875         6,875
Chicago IL Public Building Comm. GO TOB VRDO                           1.15%            5/7/2004 (3)*      2,800         2,800
Chicago IL Sales Tax Rev. VRDO                                         1.09%             5/7/2004 (3)     69,900        69,900
Chicago IL Single Family Mortgage TOB VRDO                             1.18%               5/7/2004 *      2,725         2,725
Chicago IL TOB VRDO                                                    1.15%            5/7/2004 (1)*      5,560         5,560
Chicago IL Water Rev. TOB VRDO                                         1.14%            5/7/2004 (2)*     12,775        12,775
Chicago IL Water Rev. VRDO                                             1.08%             5/7/2004 LOC     24,125        24,125
Cook County IL GO TOB VRDO                                             1.12%            5/7/2004 (3)*     11,500        11,500
Cook County IL GO TOB VRDO                                             1.13%            5/7/2004 (2)*     13,475        13,475
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.) VRDO                          1.08%                 5/7/2004     66,800        66,800
Illinois Dev. Finance Auth. Rev. (Bradley Univ.) VRDO                  1.10%             5/7/2004 (3)     19,610        19,610
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO                1.09%             5/7/2004 LOC     24,400        24,400
Illinois Educ. Fac. Auth. Rev. (DePaul Univ.) VRDO                     1.08%             5/7/2004 LOC     36,500        36,500
Illinois Educ. Fac. Auth. Rev.
(Field Museum of Natural History) VRDO                                 1.11%             5/7/2004 LOC     15,000        15,000
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO               1.08%                 5/7/2004     13,719        13,719
Illinois Educ. Fac. Auth. Rev. (Northwestern Univ.) VRDO               1.15%               5/7/2004 *      6,020         6,020
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) Rev.                 0.98%                 7/1/2004     20,000        20,000
Illinois Finance Auth. Rev.
Public Project Construction Notes PUT                                  1.15%                10/1/2004      3,500         3,500
Illinois GO                                                            1.50%                5/15/2004     44,000        44,009
Illinois GO TOB VRDO                                                   1.13%            5/7/2004 (1)*      5,340         5,340
Illinois GO TOB VRDO                                                   1.13%            5/7/2004 (4)*      5,630         5,630
Illinois GO TOB VRDO                                                   1.13%            5/7/2004 (4)*      5,000         5,000
Illinois GO TOB VRDO                                                   1.13%            5/7/2004 (1)*      5,125         5,125
Illinois GO TOB VRDO                                                   1.13%            5/7/2004 (4)*      3,995         3,995
Illinois GO TOB VRDO                                                   1.13%               5/7/2004 *      7,775         7,775
Illinois GO TOB VRDO                                                   1.13%               5/7/2004 *      2,900         2,900
Illinois GO TOB VRDO                                                   1.15%            5/7/2004 (1)*      5,735         5,735
Illinois GO TOB VRDO                                                   1.15%            5/7/2004 (3)*     22,000        22,000
Illinois GO TOB VRDO                                                   1.15%            5/7/2004 (1)*      3,775         3,775
Illinois GO TOB VRDO                                                   1.15%            5/7/2004 (4)*      3,600         3,600
Illinois GO TOB VRDO                                                   1.19%            5/7/2004 (2)*      2,940         2,940
Illinois GO VRDO                                                       1.09%                 5/7/2004     25,000        25,000
Illinois Health Fac. Auth. Rev. (Carle Foundation) VRDO                1.09%             5/7/2004 (2)     35,900        35,900
Illinois Health Fac. Auth. Rev.
(Gottlieb Health Resources Inc. Obligated Group) VRDO                  1.08%             5/7/2004 LOC     26,900        26,900

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                                     1.10%                 5/3/2004  $   3,500  $      3,500
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                                     1.10%                 5/3/2004      3,000         3,000
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                                     1.10%                 5/3/2004     14,900        14,900
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                                     1.11%                 5/3/2004     19,800        19,800
Illinois Health Fac. Auth. Rev.
(OSF Healthcare System) VRDO                                           1.10%             5/3/2004 LOC     41,300        41,300
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO                         1.10%             5/3/2004 (1)      6,400         6,400
Illinois Housing Dev. Auth. Homeowner Mortgage PUT                     0.99%                 4/1/2005     22,835        22,835
Illinois Regional Transp. Auth. Rev. TOB VRDO                          1.13%            5/7/2004 (3)*     12,895        12,895
Illinois Sales Tax Rev. TOB VRDO                                       1.13%            5/7/2004 (3)*      3,500         3,500
Illinois Sales Tax Rev. TOB VRDO                                       1.13%               5/7/2004 *      5,710         5,710
Illinois Sales Tax Rev. TOB VRDO                                       1.13%               5/7/2004 *     10,585        10,585
Illinois Sales Tax Rev. TOB VRDO                                       1.13%            5/7/2004 (4)*      3,795         3,795
Illinois Sales Tax Rev. TOB VRDO                                       1.14%               5/7/2004 *      8,390         8,390
Illinois Student Assistance Comm.
Student Loan Rev. VRDO                                                 1.14%             5/7/2004 LOC      8,700         8,700
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev. TOB VRDO                             1.13%            5/7/2004 (1)*      6,145         6,145
Metro. Pier & Exposition Auth.
Illinois Dedicated Tax Rev. TOB VRDO                                   1.15%            5/7/2004 (1)*     10,000        10,000
Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties IL GO TOB VRDO                        1.13%            5/7/2004 (1)*      6,435         6,435
Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties IL GO TOB VRDO                        1.13%            5/7/2004 (3)*     15,215        15,215
Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties IL GO TOB VRDO                        1.13%            5/7/2004 (1)*     10,320        10,320
Regional Transp. Auth. Cook, Du Page, Kane,
Lake, McHenry, and Will Counties IL GO TOB VRDO                        1.14%            5/7/2004 (3)*     64,900        64,900
Schaumburg IL GO VRDO                                                  1.10%                 5/7/2004     12,700        12,700
Univ. of Illinois (Util. Infrastructure Project) COP VRDO              1.08%                 5/7/2004     30,000        30,000
Will County IL Community School Dist. TOB VRDO                         1.15%            5/7/2004 (3)*      7,130         7,130
                                                                                                                     1,220,498
INDIANA (1.9%)
Delaware County IN Hosp. Auth. Rev.
(Cardinal Health Systems) VRDO                                         1.11%             5/7/2004 (2)     35,900        35,900
Indiana Dev. Finance Auth. Rev.
(Indianapolis Museum of Art) VRDO                                      1.08%             5/7/2004 LOC     16,000        16,000
Indiana Educ. Fac. Auth. (Wabash College) VRDO                         1.11%             5/7/2004 LOC     32,705        32,705
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT                                    1.05%                 3/1/2005     20,800        20,800
Indiana Health Fac. Auth. Finance Auth. Rev.
(Ascension Health Credit Group) PUT                                    1.05%                 3/1/2005     16,000        16,000
Indiana Housing Finance Auth. Single Family Mortgage Rev.              1.20%                 1/6/2005      4,330         4,330
Indiana Housing Finance Auth. Single Family Mortgage Rev.              1.25%                 1/6/2005     27,000        27,000
Indiana Muni. Power Agency Rev. VRDO                                   1.10%             5/7/2004 LOC     10,000        10,000
Indiana Office Building Comm. Fac. Rev.
(Indiana Govt. Center South) VRDO                                      1.08%                 5/7/2004     29,200        29,200

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Indiana Office Building Comm. Fac. Rev.
(Pendleton Juvenile Corrections Fac.) VRDO                             1.08%                 5/7/2004  $  34,900  $     34,900
Indianapolis IN Local Public
Improvement Bond Bank TOB VRDO                                         1.13%            5/7/2004 (1)*      9,745         9,745
Purdue Univ. Indiana Univ. Rev. TOB VRDO                               1.15%               5/7/2004 *      6,380         6,380
Whiting IN Environmental Fac. Rev. (BP Products) VRDO                  1.13%                 5/3/2004      9,580         9,580
                                                                                                                       252,540
IOWA (0.3%)
Iowa Higher Educ. Loan Auth. Rev. Private College Fac.
(Grinnell College Project) VRDO                                        1.09%                 5/7/2004     25,000        25,000
Iowa State School Cash Anticipation Program                            2.00%            6/18/2004 (4)     13,000        13,017
                                                                                                                        38,017
KANSAS (1.0%)
Kansas Dev. Finance Auth. TOB VRDO                                     1.15%               5/7/2004 *      5,350         5,350
Koch Industries TOB VRDO                                               1.34%            5/7/2004 (2)*     79,454        79,454
Sedgwick County KS Airport Fac. Rev.
(FlightSafety) VRDO                                                    1.14%                 5/7/2004     34,000        34,000
Topeka KS Temporary Notes                                              2.00%                12/1/2004     17,000        17,092
                                                                                                                       135,896
KENTUCKY (1.3%)
Jeffersontown KY Lease Program
(Kentucky League of Cities Funding) VRDO                               1.11%             5/7/2004 LOC      5,000         5,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
(Baptist Healthcare) VRDO                                              1.08%             5/7/2004 (1)     20,535        20,535
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO                                                     1.14%               5/7/2004 *      3,140         3,140
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO                                                     1.19%               5/7/2004 *     16,665        16,665
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO                                                     1.19%               5/7/2004 *        125           125
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO                                                     1.19%               5/7/2004 *      1,600         1,600
Kentucky Housing Corp. Single Family Mortgage Rev.
Draw Down TOB VRDO                                                     1.19%               5/7/2004 *      9,370         9,370
Kentucky Property & Building Comm. Rev. TOB VRDO                       1.13%            5/7/2004 (2)*      7,610         7,610
Kentucky Property & Building Comm. Rev. TOB VRDO                       1.14%            5/7/2004 (4)*      5,900         5,900
Kentucky Property & Building Comm. Rev. TOB VRDO                       1.15%            5/7/2004 (4)*      3,000         3,000
Louisville & Jefferson County KY Regional Airport Auth.
Special Fac. (UPS Worldwide Forwarding) VRDO                           1.13%                 5/3/2004     17,800        17,800
Louisville & Jefferson County KY TOB VRDO                              1.15%            5/7/2004 (1)*     15,000        15,000
Warren County KY Rev.
(Western Kentucky Univ. Student Life) VRDO                             1.08%             5/7/2004 LOC     65,455        65,455
                                                                                                                       171,200
LOUISIANA (0.1%)
Ernest N. Morial-New Orleans
LA Exhibit Hall Special Tax TOB VRDO                                   1.15%            5/7/2004 (2)*     10,670        10,670
Louisiana GO TOB VRDO                                                  1.13%            5/7/2004 (2)*      5,290         5,290
                                                                                                                        15,960
MAINE (0.2%)
Maine Health & Higher Educ. Fac. Auth. Rev.
(Bowdoin College) VRDO                                                 1.09%             5/7/2004 LOC     12,170        12,170

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Maine Housing Auth. Mortgage TOB VRDO                                  1.19%               5/7/2004 *  $  11,590  $     11,590
                                                                                                                        23,760
MARYLAND (1.1%)
Baltimore Mayor & City Council Maryland
Consolidated Public Improvement
Project Refunding VRDO                                                 1.08%             5/7/2004 (3)     17,000        17,000
Frederick County MD Consolidated
Public Improvement VRDO                                                1.08%                 5/7/2004      2,780         2,780
Howard County MD Consolidated Public Improvement CP                    0.95%                 7/9/2004     18,000        18,000
Howard County MD Consolidated Public Improvement CP                    0.95%                 7/9/2004      6,500         6,500
Maryland Dept. of Housing & Community Dev.
Mortgage Rev. Draw Down TOB VRDO                                       1.14%               5/7/2004 *      6,000         6,000
Maryland Dept. of Housing & Community Dev. PUT                         1.25%               12/21/2004     15,000        15,000
Maryland Dept. of Housing & Community Dev. TOB VRDO                    1.18%               5/7/2004 *      3,775         3,775
Maryland GO TOB VRDO                                                   1.12%               5/7/2004 *     40,531        40,531
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System) VRDO                                1.10%             5/7/2004 (2)     35,000        35,000
                                                                                                                       144,586
MASSACHUSETTS (3.1%)
Framingham MA BAN                                                      3.00%                 3/1/2005     20,670        20,962
Massachusetts GO                                                       4.00%                12/1/2004     15,000        15,260
Massachusetts GO TOB VRDO                                              1.12%         5/7/2004 (3)(4)*      9,985         9,985
Massachusetts GO TOB VRDO                                              1.12%      5/7/2004 (1)(2)(4)*     31,395        31,395

Massachusetts GO VRDO                                                  1.10%                 5/3/2004     22,600        22,600
Massachusetts GO VRDO                                                  1.08%                 5/7/2004     39,730        39,730
Massachusetts GO VRDO                                                  1.12%                 5/7/2004    123,400       123,400
Massachusetts GO VRDO                                                  1.12%                 5/7/2004     33,100        33,100
Massachusetts Health & Educ. Fac. Auth. Rev.
(Amherst College) PUT                                                  0.88%                 6/9/2004     20,000        20,000
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) TOB VRDO                                               1.12%               5/7/2004 *     17,475        17,475
Massachusetts Housing Finance Agency Housing Rev. VRDO                 1.08%                 5/7/2004     49,560        49,560
Massachusetts Water Resources Auth. Rev. CP                            0.95%             5/3/2004 LOC     20,000        20,000
Massachusetts Water Resources Auth. Rev. VRDO                          1.07%             5/7/2004 (2)      9,680         9,680
Pembroke MA BAN                                                        2.00%                 8/5/2004      8,000         8,020
                                                                                                                       421,167
MICHIGAN (4.9%)
Detroit MI City School Dist. TOB VRDO                                  1.15%            5/7/2004 (3)*      3,705         3,705
Detroit MI Sewage Disposal System TOB VRDO                             1.13%            5/7/2004 (4)*     14,025        14,025
Detroit MI Sewage Disposal System TOB VRDO                             1.15%            5/7/2004 (4)*      4,570         4,570
Detroit MI Sewage Disposal System VRDO                                 1.08%             5/7/2004 (3)     21,300        21,300
Detroit MI Water Supply System TOB VRDO                                1.13%            5/7/2004 (1)*     15,135        15,135
Detroit MI Water Supply System VRDO                                    1.08%             5/7/2004 (3)     41,080        41,080
Detroit MI Water Supply System VRDO                                    1.08%             5/7/2004 (1)     54,000        54,000
Huron Valley MI School Dist. TOB VRDO                                  1.15%               5/7/2004 *     11,000        11,000
Michigan Housing Dev. Auth.
Single Family Mortgage Rev.                                            1.22%                12/1/2004      4,815         4,815
Michigan Housing Dev. Auth.
Single Family Mortgage Rev. PUT                                        1.22%           11/24/2004 (4)      8,775         8,775
Michigan Housing Dev. Auth.
Single Family Mortgage Rev. PUT                                        1.22%           11/24/2004 (4)      6,500         6,500

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Michigan Housing Dev. Auth.
Single Family Mortgage Rev. PUT                                        1.20%               12/15/2004  $   9,000  $      9,000
Michigan Building Auth. CP                                             0.98%            6/10/2004 LOC     35,300        35,300
Michigan Building Auth. Rev. TOB VRDO                                  1.13%               5/7/2004 *      5,130         5,130
Michigan Building Auth. Rev. TOB VRDO                                  1.14%            5/7/2004 (4)*      9,635         9,635
Michigan Building Auth. Rev. TOB VRDO                                  1.15%            5/7/2004 (1)*      4,295         4,295
Michigan Environmental Program GO TOB VRDO                             1.13%               5/7/2004 *      4,445         4,445
Michigan GAN VRDO                                                      1.07%             5/7/2004 (4)     16,300        16,300
Michigan GO                                                            2.00%                9/30/2004     75,000        75,317
Michigan GO School Loan CP                                             1.15%                11/2/2004     19,010        19,010
Michigan Higher Educ. Student Loan Auth. VRDO                          1.12%             5/7/2004 (2)     34,100        34,100
Michigan Housing Dev. Auth. Rev. VRDO                                  1.07%             5/7/2004 (1)     25,000        25,000
Michigan Housing Dev. Auth. Rev. VRDO                                  1.10%             5/7/2004 (1)     41,400        41,400
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund) TOB VRDO                                  1.13%               5/7/2004 *      7,580         7,580
Michigan Muni. Bond Auth. Rev. TOB VRDO                                1.15%               5/7/2004 *      5,250         5,250
Michigan Muni. Bond Auth. TRAN                                         2.00%                8/20/2004     87,000        87,257
Oakland County MI Econ. Dev. Corp.
(Cranbrook Educ. Comm.) VRDO                                           1.15%                 5/7/2004      6,500         6,500
Univ. of Michigan Hosp. Rev. VRDO                                      1.10%                 5/3/2004     11,000        11,000
Univ. of Michigan Hosp. Rev. VRDO                                      1.07%                 5/7/2004     50,200        50,200
Univ. of Michigan Univ. Rev. VRDO                                      1.07%                 5/7/2004     24,820        24,820
Wayne Charter County MI Airport Rev. TOB VRDO                          1.19%            5/7/2004 (1)*      1,285         1,285
                                                                                                                       657,729
MINNESOTA (1.9%)
Dakota County MN Community Dev. Auth.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *      6,170         6,170
Minneapolis MN Rev. (Guthrie Theatre Project) VRDO                     1.10%             5/7/2004 LOC     20,000        20,000
Minneapolis St. Paul MN Housing Finance Board Rev. PUT                 1.05%                10/1/2004     22,000        22,000
Minneapolis St. Paul MN Housing Finance Board Rev. PUT                 1.10%                10/1/2004     14,000        14,000
Minneapolis St. Paul MN Housing Finance Board Rev.
TOB VRDO                                                               1.17%               5/7/2004 *      3,610         3,610
Minneapolis St. Paul MN Housing Finance Board Rev.
TOB VRDO                                                               1.22%               5/7/2004 *      4,895         4,895
Minnesota GO TOB VRDO                                                  1.14%               5/7/2004 *      7,995         7,995
Minnesota GO TOB VRDO                                                  1.15%               5/7/2004 *      4,955         4,955
Minnesota GO TOB VRDO                                                  1.15%               5/7/2004 *      3,675         3,675
Minnesota Housing Finance Agency Residential
Housing Finance PUT                                                    1.20%               12/23/2004     10,000        10,000
Minnesota Housing Finance Agency Residential
Housing Finance VRDO                                                   1.13%                 5/7/2004      7,600         7,600
Minnesota Housing Finance Agency Residential
Housing Finance VRDO                                                   1.13%                 5/7/2004     11,200        11,200
Regents of the Univ. of Minnesota GO VRDO                              1.12%                 5/7/2004    130,400       130,400
Southern Minnesota Muni. Power Agency
Power Supply System Rev. TOB VRDO                                      1.09%            5/7/2004 (2)*      7,715         7,715
                                                                                                                       254,215
MISSISSIPPI (0.2%)
Mississippi GO TOB VRDO                                                1.12%            5/7/2004 (4)*      9,200         9,200
Mississippi GO TOB VRDO                                                1.12%               5/7/2004 *     12,515        12,515
Mississippi GO TOB VRDO                                                1.15%            5/7/2004 (3)*      4,000         4,000

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Mississippi GO TOB VRDO                                                1.15%            5/7/2004 (3)*  $   4,370  $      4,370
                                                                                                                        30,085
MISSOURI (1.4%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO                1.10%                 5/3/2004      4,900         4,900
Missouri Board Public Building Special Obligation Rev.
TOB VRDO                                                               1.15%               5/7/2004 *      9,280         9,280
Missouri Environmental Improvement & Energy
Resource Auth. Water PCR
(Clean Water SRF Program) TOB VRDO                                     1.13%               5/7/2004 *      7,575         7,575
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Sisters of Mercy Health Care System) VRDO                             1.09%                 5/7/2004     13,350        13,350
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Sisters of Mercy Health Care System) VRDO                             1.09%                 5/7/2004     11,100        11,100
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Sisters of Mercy Health Care System) VRDO                             1.09%                 5/7/2004     12,100        12,100
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Sisters of Mercy Health Care System) VRDO                             1.09%                 5/7/2004     13,350        13,350
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Sisters of Mercy Health Care System) VRDO                             1.09%                 5/7/2004     19,900        19,900
Missouri Health & Educ. Fac. Auth. Rev.
(Medical Research Fac.-Stowers Institute) VRDO                         1.08%             5/7/2004 (1)     74,000        74,000
Missouri Health & Educ. Fac. Auth. Rev.
(Washington Univ.) VRDO                                                1.15%                 5/7/2004      9,900         9,900
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO                                   1.18%               5/7/2004 *      4,580         4,580
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *      4,475         4,475
Missouri Housing Dev. Corp.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *      5,235         5,235
                                                                                                                       189,745
NEBRASKA (0.8%)
Nebraska Higher Educ. Loan Program VRDO                                1.20%            5/7/2004 (1)*     24,280        24,280
Nebraska Higher Educ. Loan Program VRDO                                1.20%            5/7/2004 (1)*     24,700        24,700
Nebraska Higher Educ. Loan Program VRDO                                1.20%            5/7/2004 (1)*     27,675        27,675
Nebraska Higher Educ. Loan Program VRDO                                1.20%            5/7/2004 (1)*     20,575        20,575
Nebraska Public Power Dist. Rev. TOB VRDO                              1.15%            5/7/2004 (2)*      3,200         3,200
Omaha NE TOB VRDO                                                      1.15%               5/7/2004 *      8,000         8,000
                                                                                                                       108,430
NEVADA (0.4%)
Clark County NV Airport System Rev. TOB VRDO                           1.12%            5/7/2004 (3)*     10,095        10,095
Clark County NV Flood Control CP                                       1.05%                 6/9/2004      8,300         8,300
Clark County NV School Dist. GO TOB VRDO                               1.13%            5/7/2004 (4)*      3,470         3,470
Clark County NV School Dist. GO TOB VRDO                               1.15%            5/7/2004 (4)*      5,685         5,685
Las Vegas NV Valley Water Dist. CP                                     0.95%                 7/8/2004     19,000        19,000
Las Vegas NV Valley Water Dist. CP                                     0.95%                7/20/2004      6,000         6,000
Nevada TOB VRDO                                                        1.13%               5/7/2004 *      5,125         5,125
                                                                                                                        57,675
NEW HAMPSHIRE (0.3%)
Manchester NH School Fac. Rev. TOB VRDO                                1.15%            5/7/2004 (1)*      6,045         6,045
New Hampshire Health & Educ. Fac. Auth. Rev.
(St. Paul's School) VRDO                                               1.09%                 5/7/2004     34,080        34,080

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

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                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY (2.8%)
Mahwah Township NJ BAN                                                 1.50%                6/18/2004  $   3,800  $      3,802
Middlesex County NJ BAN                                                1.40%                6/24/2004     43,534        43,554
Morris County NJ BAN                                                   1.50%                6/23/2004     11,452        11,459
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.                5.80%     7/1/2004 (1)(Prere.)     17,800        18,297
New Jersey Housing & Mortgage Finance Agency
Single Family Rev.                                                     1.05%                10/1/2004      6,900         6,900
New Jersey Housing & Mortgage Finance Agency
Single Family Rev.                                                     1.10%                10/1/2004      5,000         5,000
New Jersey Housing & Mortgage Finance Agency
Single Family Rev.                                                     1.05%                 4/1/2005     15,625        15,625
New Jersey TRAN                                                        2.00%                6/25/2004     33,550        33,603
New Jersey TRAN                                                        2.00%                6/25/2004    217,000       217,311
Ridgewood NJ BAN                                                       1.20%                 7/2/2004     16,227        16,230
West Windsor Plainsboro NJ Regional School Dist. Notes                 1.50%                6/18/2004      4,750         4,752
                                                                                                                       376,533
NEW MEXICO (0.6%)
Bernalillo County NM TRAN                                              2.00%               12/14/2004     10,000        10,060
New Mexico Mortgage Finance Auth.
Single Family Mortgage TOB VRDO                                        1.18%               5/7/2004 *      3,285         3,285
New Mexico TRAN                                                        2.00%                6/30/2004     10,000        10,017
Univ. of New Mexico Univ. Rev. VRDO                                    1.09%                 5/7/2004     12,000        12,000
Univ. of New Mexico Univ. Rev. VRDO                                    1.09%                 5/7/2004     19,500        19,500
Univ. of New Mexico Univ. Rev. VRDO                                    1.17%                 5/7/2004     22,700        22,700
                                                                                                                        77,562
NEW YORK (2.7%)
Metro. New York Transp. Auth. Rev. TOB VRDO                            1.14%            5/7/2004 (3)*     22,305        22,305
Metro. New York Transp. Auth. Rev. VRDO                                1.07%             5/7/2004 (4)      8,785         8,785
Metro. New York Transp. Auth. Transit Fac. Rev. CP                     1.05%                6/17/2004     20,000        20,000
New York City NY GO VRDO                                               1.07%             5/7/2004 LOC      9,085         9,085
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP                                                1.00%                 6/3/2004     86,000        86,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP                                                1.06%                7/15/2004     17,000        17,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP                                                1.08%                7/15/2004     40,000        40,000
New York City NY Transitional Finance Auth.
Rev. TOB VRDO                                                          1.11%               5/7/2004 *     12,175        12,175
New York State Dormitory Auth. Rev. (City Univ.)                       6.25%             7/1/2004 (2)      6,570         6,626
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO                                          1.07%                 5/7/2004     35,200        35,200
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO                                          1.08%             5/7/2004 (4)     10,000        10,000
New York State Dormitory Auth. Rev. (State Univ.)                      6.00%             7/1/2004 (2)      4,000         4,033
New York State Power Auth. Rev. CP                                     0.95%                5/10/2004     15,223        15,223
New York State Thruway Auth. Rev. CP                                   0.95%                5/13/2004     30,000        30,000
New York State Thruway Auth. Rev. CP                                   0.98%                5/14/2004     30,000        30,000
Port Auth. of New York & New Jersey Rev. TOB VRDO                      1.14%               5/7/2004 *     10,000        10,000
                                                                                                                       356,432
NORTH CAROLINA (2.0%)
Charlotte NC Water & Sewer System Rev. VRDO                            1.10%                 5/7/2004     44,200        44,200

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
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                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County NC GO PUT                                           2.00%                 2/1/2005  $  40,000  $     40,272
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004      8,200         8,200
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004      8,200         8,200
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004      9,000         9,000
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004      7,000         7,000
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004     10,000        10,000
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004     13,500        13,500
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004      7,000         7,000
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004      8,200         8,200
Mecklenburg County NC GO VRDO                                          1.10%                 5/7/2004      7,000         7,000
North Carolina Capital Fac. Finance Agency
(YMCA of Greater Winston-Salem) VRDO                                   1.08%             5/7/2004 LOC     13,645        13,645
North Carolina GO TOB VRDO                                             1.13%               5/7/2004 *      2,500         2,500
North Carolina Housing Finance Agency TOB VRDO                         1.19%               5/7/2004 *      4,000         4,000
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO                                    1.08%                 5/7/2004     47,700        47,700
Raleigh NC Downtown Improvement Project COP VRDO                       1.10%                 5/7/2004     15,000        15,000
Winston-Salem NC Water & Sewer System Rev. VRDO                        1.10%                 5/7/2004     20,000        20,000
Winston-Salem NC Water & Sewer System Rev. VRDO                        1.11%                 5/7/2004      5,000         5,000
                                                                                                                       270,417
OHIO (2.0%)
Athens OH BAN                                                          1.60%                7/15/2004      4,400         4,405
Cleveland OH Airport System Rev. VRDO                                  1.08%             5/7/2004 (4)     14,000        14,000
Cleveland OH GO TOB VRDO                                               1.13%            5/7/2004 (3)*      3,065         3,065
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO                 1.09%             5/7/2004 LOC      8,055         8,055
Hamilton OH Electric System Rev. VRDO                                  1.10%             5/7/2004 (4)     34,990        34,990
Independence OH BAN                                                    1.75%                 7/1/2004      3,000         3,004
Kent State Univ. Ohio VRDO                                             1.09%             5/7/2004 (1)     10,000        10,000
Montgomery County OH Rev.
(Catholic Health Initiatives) VRDO                                     1.06%                 5/7/2004     18,750        18,750
Ohio Building Auth. (Adult Correctional Building Fund)
TOB VRDO                                                               1.15%               5/7/2004 *      7,920         7,920
Ohio Common Schools GO TOB VRDO                                        1.13%               5/7/2004 *      5,625         5,625
Ohio GO TOB VRDO                                                       1.13%               5/7/2004 *      6,155         6,155
Ohio GO VRDO                                                           1.08%                 5/7/2004     31,725        31,725
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP                                        0.95%                5/13/2004      6,000         6,000
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) CP                                        1.07%                8/12/2004     10,000        10,000
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO                                      1.10%                 5/3/2004      3,040         3,040
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO                                      1.08%                 5/7/2004      1,900         1,900
Ohio Housing Finance Agency Mortgage Rev. VRDO                         1.14%                 5/7/2004      9,370         9,370
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO                 1.13%                 5/3/2004     10,200        10,200
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO                 1.13%                 5/3/2004      5,800         5,800
Ohio State Univ. General Receipts Rev. CP                              0.98%                 9/9/2004     23,000        23,000
Ohio State Univ. General Receipts Rev. VRDO                            1.09%                 5/7/2004      4,000         4,000
Ohio State Univ. General Receipts Rev. VRDO                            1.09%                 5/7/2004     22,150        22,150
Springboro OH Community City School Dist. BAN                          1.75%               10/12/2004     12,300        12,334
Univ. of Cincinnati OH General Receipts VRDO                           1.10%             5/7/2004 (2)     12,500        12,500
                                                                                                                       267,988

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
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                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA (0.7%)
Oklahoma State Water Resource Board State Loan PUT                     1.02%                 9/1/2004  $  19,000  $     19,000
Oklahoma State Water Resource Board State Loan PUT                     0.98%                10/1/2004     15,000        15,000
Oklahoma State Water Resource Board State Loan PUT                     0.98%                10/1/2004     10,000        10,000
Oklahoma Student Loan Auth. VRDO                                       1.12%             5/7/2004 (1)     10,000        10,000
Tulsa County OK Ind. Auth. PUT                                        1.125%                5/17/2004     36,000        36,000
                                                                                                                        90,000
OREGON (1.6%)
Oregon Housing & Community Service Dept.
Single Family Mortgage PUT                                             1.20%                 1/6/2005      7,000         7,000
Oregon Housing & Community Service Dept.
Single Family Mortgage PUT                                             1.25%                 1/6/2005     35,000        35,000
Oregon Housing & Community Service Dept.
Single Family Mortgage PUT                                             1.16%                 5/5/2005     13,150        13,150
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev.                                            1.03%                 8/1/2004     36,640        36,638
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev.                                            1.10%                 8/1/2004     27,795        27,795
Oregon Housing & Community Service Dept.
Single Family Mortgage Rev. VRDO                                       1.15%                 5/7/2004      6,000         6,000
Oregon State Board of Higher Educ. TOB VRDO                            1.15%               5/7/2004 *      5,000         5,000
Oregon TAN                                                             2.25%               11/15/2004     71,000        71,450
Portland OR Econ. Dev. (Broadway Project) VRDO                         1.12%             5/7/2004 (2)      6,275         6,275
                                                                                                                       208,308
PENNSYLVANIA (4.4%)
Berks County PA IDA (Lutheran Health Care) VRDO                        1.08%             5/7/2004 (2)      8,400         8,400
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO                              1.09%                 5/3/2004      6,300         6,300
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO                              1.10%                 5/3/2004     21,250        21,250
Montgomery County PA IDA PCR
(Exelon Generation Co.) CP                                             0.97%                5/14/2004     12,000        12,000
Northampton County PA General Purpose Auth.
Univ. Rev. (Lehigh Univ.) VRDO                                         1.07%                 5/7/2004      3,930         3,930
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                                 1.11%             5/7/2004 (2)      5,500         5,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                                 1.11%             5/7/2004 (2)     51,800        51,800
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                                 1.11%             5/7/2004 (2)     27,900        27,900
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                                 1.11%             5/7/2004 (2)     39,300        39,300
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                                 1.13%             5/7/2004 (4)     32,400        32,400
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                                 1.15%             5/7/2004 (2)     28,800        28,800
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                                 1.15%             5/7/2004 (2)     13,500        13,500
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                                 1.15%             5/7/2004 (4)     41,000        41,000
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO                                           1.10%                 5/3/2004     20,200        20,200

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO                                           1.10%                 5/3/2004  $  16,530  $     16,530
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System
Obligated Group) VRDO                                                  1.09%             5/7/2004 LOC      8,600         8,600
Pennsylvania State Univ. Rev. VRDO                                     1.08%                 5/7/2004     25,000        25,000
Pennsylvania Turnpike Comm. Rev. VRDO                                  1.07%                 5/7/2004     45,100        45,100
Pennsylvania Turnpike Comm. Rev. VRDO                                  1.08%                 5/7/2004     40,500        40,500
Pennsylvania Turnpike Comm. Rev. VRDO                                  1.08%                 5/7/2004     13,500        13,500
Pennsylvania Turnpike Comm. Rev. VRDO                                  1.08%                 5/7/2004      3,290         3,290
Philadelphia PA Auth. IDR
(Regional Performing Arts Center Project) VRDO                         1.07%             5/7/2004 LOC     14,650        14,650
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                                1.10%                 5/3/2004     18,700        18,700
Philadelphia PA IDA Rev. (Cancer Research) VRDO                        1.10%             5/3/2004 LOC      3,900         3,900
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                                1.10%             5/7/2004 (2)      2,000         2,000
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                                1.10%             5/7/2004 (2)      9,400         9,400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                                1.10%             5/7/2004 (2)      2,100         2,100
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                                1.12%             5/7/2004 (2)        400           400
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                                1.12%             5/7/2004 (2)      8,700         8,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                                1.12%             5/7/2004 (2)      2,700         2,700
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                                1.12%             5/7/2004 (2)      6,800         6,800
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital Asset
Financial Program) VRDO                                                1.12%             5/7/2004 (2)     12,000        12,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO                                           1.09%                 5/7/2004      8,960         8,960
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO                                           1.09%                 5/7/2004      4,000         4,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO                                           1.09%                 5/7/2004      5,000         5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO                                           1.09%                 5/7/2004      5,000         5,000

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO                                           1.09%                 5/7/2004  $   5,000  $      5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO                                           1.09%                 5/7/2004      5,000         5,000
Univ. of Pittsburgh of the Commonwealth System
of Higher Educ. Pennsylvania
(Univ. Capital Project) VRDO                                           1.09%                 5/7/2004      6,600         6,600
Washington County PA Higher Educ.
(Pooled Equipment Lease Program) VRDO                                  1.12%             5/7/2004 LOC      6,150         6,150
                                                                                                                       591,860
RHODE ISLAND
Rhode Island Housing & Mortgage Finance Corp.
Rev. TOB VRDO                                                          1.18%            5/7/2004 (4)*      5,995         5,995

SOUTH CAROLINA (0.6%)
Berkeley County SC Exempt Fac. Ind.
(Amoco Chemical Co.) VRDO                                              1.13%                 5/3/2004     21,400        21,400
Charleston SC Waterworks & Sewer Rev.
Capital Improvement VRDO                                               1.12%                 5/7/2004     11,000        11,000
Horry County SC School Dist. GO TOB VRDO                               1.13%            5/7/2004 (4)*      3,770         3,770
South Carolina Public Service Auth. Rev. TOB VRDO                      1.15%            5/7/2004 (2)*     11,000        11,000
South Carolina Public Service Auth. Rev. TOB VRDO                      1.15%            5/7/2004 (4)*     10,000        10,000
South Carolina Public Service Auth. Rev. TOB VRDO                      1.15%            5/7/2004 (2)*      4,585         4,585
South Carolina Public Service Auth. Rev. TOB VRDO                      1.15%            5/7/2004 (2)*     20,970        20,970
                                                                                                                        82,725
SOUTH DAKOTA (0.3%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) VRDO                              1.15%             5/7/2004 LOC     17,090        17,090
South Dakota Housing Dev. Auth.
Homeownership Mortgage Rev. VRDO                                       1.10%                 5/7/2004     17,000        17,000
South Dakota Housing Dev. Auth.
Single Family Mortgage Draw Down TOB VRDO                              1.14%               5/7/2004 *      3,110         3,110
South Dakota Housing Dev. Auth.
Single Family Mortgage TOB VRDO                                        1.19%               5/7/2004 *        585           585
South Dakota Housing Dev. Auth.
Single Family Mortgage TOB VRDO                                        1.19%               5/7/2004 *        180           180
                                                                                                                        37,965
TENNESSEE (2.5%)
Chattanooga TN Health, Educ.,
& Housing Fac. Board Rev. VRDO                                         1.08%             5/7/2004 LOC     60,140        60,140
Knox County TN Public Improvement TOB VRDO                             1.14%               5/7/2004 *     29,625        29,625
Memphis TN CP                                                          0.95%                5/20/2004     10,000        10,000
Memphis TN Electric System Rev.                                        2.00%                12/1/2004     25,005        25,144
Metro. Govt. of Nashville & Davidson County TN CP                      1.10%                 5/5/2004      8,400         8,400
Metro. Govt. of Nashville & Davidson County TN CP                      0.97%                9/10/2004      7,000         7,000
Metro. Govt. of Nashville & Davidson County TN Health
& Educ. Fac. Board Rev. (Ascension Health) PUT                         1.20%                 1/4/2005     21,000        21,000
Metro. Govt. of Nashville & Davidson County TN Ind.
Dev. Board (Country Music Hall of Fame) VRDO                           1.10%             5/7/2004 LOC     13,700        13,700

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Metro. Govt. of Nashville TN Airport Auth.
Improvement Refunding VRDO                                             1.10%          5/7/2004 (3)LOC   $ 36,100  $     36,100
Montgomery County TN Public Building Auth.
Pooled Financial Rev. (Tennessee County Loan Pool) VRDO                1.11%             5/3/2004 LOC     10,400        10,400
Shelby County TN GO VRDO                                               1.09%                 5/7/2004     16,200        16,200
Shelby County TN GO VRDO                                               1.13%            5/7/2004 (1)*      6,975         6,975
Shelby County TN TAN                                                   2.00%                6/30/2004     33,000        33,056
Sumner County TN Capital Outlay VRDO                                   1.09%             5/7/2004 LOC     26,000        26,000
Sumner County TN Capital Outlay VRDO                                   1.09%             5/7/2004 LOC     25,500        25,500
Tennessee Housing Dev. Agency
(Homeownership Program) TOB VRDO                                       1.19%               5/7/2004 *      2,750         2,750
                                                                                                                       331,990
TEXAS (10.7%)
Austin TX Electric Util. System Rev. TOB VRDO                          1.15%            5/7/2004 (1)*      4,820         4,820
Austin TX Public Improvement GO TOB VRDO                               1.13%               5/7/2004 *      8,880         8,880
Austin TX Public Improvement GO TOB VRDO                               1.15%               5/7/2004 *      6,590         6,590
Board of Regents of the Univ. of Texas
System Permanent Univ. Fund CP                                         0.98%                5/14/2004      8,000         8,000
Board of Regents of the Univ. of Texas
System Permanent Univ. Fund CP                                         0.98%                7/19/2004     16,000        16,000
Board of Regents of the Univ. of Texas
System Permanent Univ. Fund CP                                         0.98%                7/20/2004     17,301        17,301
Board of Regents of the Univ. of Texas
System Permanent Univ. Fund CP                                         0.96%                9/10/2004      7,200         7,200
Board of Regents of the Univ. of Texas
System Rev. Financing System TOB VRDO                                  1.12%               5/7/2004 *     10,215        10,215
Board of Regents of the Univ. of Texas
System Rev. Financing System VRDO                                      1.08%                 5/7/2004     16,465        16,465
Cypress-Fairbanks TX Independent School Dist. TOB VRDO                 1.15%               5/7/2004 *     11,880        11,880
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse TOB VRDO                                     1.15%               5/7/2004 *      1,995         1,995
Dallas TX Area Rapid Transit TOB VRDO                                  1.13%            5/7/2004 (3)*      5,260         5,260
Dallas TX Area Rapid Transit TOB VRDO                                  1.15%            5/7/2004 (2)*      4,000         4,000
Dallas TX Area Rapid Transit TOB VRDO                                  1.15%            5/7/2004 (2)*      6,000         6,000
Dallas TX GO TOB VRDO                                                  1.13%               5/7/2004 *     15,340        15,340
Dallas TX Independent School Dist. GO                                  2.00%                8/15/2004     21,580        21,642
Dallas TX Independent School Dist. GO TOB VRDO                         1.13%               5/7/2004 *      4,015         4,015
Dallas TX Rapid Transit Tax TOB VRDO                                   1.12%            5/7/2004 (2)*      9,920         9,920
Dallas TX Waterworks & Sewer System Rev. TOB VRDO                      1.15%               5/7/2004 *     19,085        19,085
Dallas-Fort Worth TX International Airport Fac.
Improvement Corp. Rev. (Learjet Inc.) VRDO                             1.20%             5/7/2004 LOC     16,110        16,110
Dallas-Fort Worth TX International Airport Rev. TOB VRDO               1.19%            5/7/2004 (1)*      3,000         3,000
Frisco TX TOB VRDO                                                     1.13%            5/7/2004 (4)*      4,170         4,170
Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO                                                 1.14%            5/7/2004 LOC*      9,600         9,600
Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO                                                 1.14%            5/7/2004 LOC*     11,000        11,000
Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO                                                 1.14%            5/7/2004 LOC*     40,000        40,000
Greater East Texas Higher Educ. Auth.
Student Loan Rev. VRDO                                                 1.14%            5/7/2004 LOC*     10,000        10,000

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Gulf Coast TX IDA Marine Terminal (Amoco Oil Co.) VRDO                 1.13%                 5/3/2004  $  12,200  $     12,200
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO                                                   1.13%                 5/3/2004      4,000         4,000
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) VRDO                                                   1.13%                 5/3/2004     18,500        18,500
Gulf Coast TX Waste Disposal Auth. PCR
(BP Products North America Project) VRDO                               1.13%                 5/3/2004      4,000         4,000
Harris County TX Flood Control Dist. TOB VRDO                          1.14%               5/7/2004 *      5,170         5,170
Harris County TX GO CP                                                 0.96%                 7/9/2004      4,150         4,150
Harris County TX GO TOB VRDO                                           1.15%            5/7/2004 (4)*      2,910         2,910
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                                                 1.10%                 5/3/2004     75,550        75,550
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) TOB VRDO                                  1.13%               5/7/2004 *      5,500         5,500
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) TOB VRDO                                  1.14%               5/7/2004 *      4,245         4,245
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                                      1.10%                 5/3/2004     68,680        68,680
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                                            1.10%             5/3/2004 (1)      7,700         7,700
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men's Christian Assoc.
of Greater Houston) VRDO                                               1.10%             5/3/2004 LOC     15,600        15,600
Harris County TX Permanent
Improvement & Refunding TOB VRDO                                       1.13%               5/7/2004 *      6,065         6,065
Houston TX Airport System Rev. TOB VRDO                                1.15%            5/7/2004 (4)*      3,000         3,000
Houston TX GO CP                                                       1.08%                 6/1/2004      6,000         6,000
Houston TX GO CP                                                       0.95%                7/14/2004     10,000        10,000
Houston TX GO Public Improvement TOB VRDO                              1.13%            5/7/2004 (4)*      4,000         4,000
Houston TX GO TOB PUT                                                  1.25%          10/21/2004 (1)*      4,000         4,000
Houston TX Independent School Dist. GO TOB VRDO                        1.15%            5/7/2004 (4)*     19,205        19,205
Houston TX Water & Sewer System Rev. TOB VRDO                          1.12%            5/7/2004 (1)*      9,995         9,995
Houston TX Water & Sewer System Rev. TOB VRDO                          1.15%            5/7/2004 (4)*     25,000        25,000
Humble TX Independent School Dist. School Building VRDO                1.09%                 5/7/2004     67,500        67,500
Irving TX Waterworks & Sewer Rev. TOB VRDO                             1.13%            5/7/2004 (2)*      2,300         2,300
Judson TX Independent School Dist. TOB VRDO                            1.15%               5/7/2004 *      6,290         6,290
Katy TX Independent School Dist. TOB VRDO                              1.15%               5/7/2004 *      5,420         5,420
Klein TX Independent School Dist.
Unlimited Tax Schoolhouse VRDO                                         1.13%               5/7/2004 *      5,580         5,580
Laredo TX Independent School Dist.
Unlimited Tax School Building & Refunding TOB VRDO                     1.12%               5/7/2004 *     18,905        18,905
Lower Colorado River Auth. Texas Rev. TOB VRDO                         1.13%            5/7/2004 (2)*      5,310         5,310
Mansfield TX Independent School Dist. TOB VRDO                         1.15%               5/7/2004 *     10,070        10,070
Mesquite TX Independent School Dist.
School Building VRDO                                                   1.09%                 5/7/2004     12,000        12,000
North Texas Higher Educ. Auth. Student Loan VRDO                       1.13%             5/7/2004 (2)      5,000         5,000
North Texas Higher Educ. Auth. Student Loan VRDO                       1.13%             5/7/2004 (2)     17,500        17,500
North Texas Higher Educ. Auth. Student Loan VRDO                       1.13%             5/7/2004 LOC     18,080        18,080
North Texas Higher Educ. Auth. Student Loan VRDO                       1.13%             5/7/2004 LOC     18,000        18,000
North Texas Higher Educ. Auth. Student Loan VRDO                       1.13%             5/7/2004 LOC     22,840        22,840
North Texas Higher Educ. Auth. Student Loan VRDO                       1.13%             5/7/2004 LOC     18,000        18,000

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
North Texas Tollway Auth. (Dallas North Tollway)
System Rev. TOB VRDO                                                   1.15%            5/7/2004 (2)*  $   4,330  $      4,330
Northside TX Independent School Dist. GO                               1.02%                6/15/2004     30,000        30,000
Northside TX Independent School Dist. GO TOB VRDO                      1.15%               5/7/2004 *     15,000        15,000
Plano TX Independent School Dist.
Unlimited Tax School Building Bonds
(Collin County TX) TOB VRDO                                            1.13%               5/7/2004 *      7,560         7,560
Plano TX Independent School Dist.
Unlimited Tax School Building Bonds
(Collin County TX) TOB VRDO                                            1.13%               5/7/2004 *      7,295         7,295
Red River TX Auth. PCR
(Southwestern Public Service) VRDO                                     1.09%             5/7/2004 (2)     20,000        20,000
San Antonio TX Electric & Gas Rev. CP                                  1.06%                6/14/2004     30,000        30,000
San Antonio TX Electric & Gas Rev. VRDO                                1.12%                 5/7/2004     30,000        30,000
San Antonio TX Independent School Dist. GO TOB VRDO                    1.15%               5/7/2004 *     17,710        17,710
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO                                        1.09%             5/7/2004 LOC     16,700        16,700
Southwest Texas Higher Educ. Auth. Inc.
(Southern Methodist Univ.) VRDO                                        1.09%             5/7/2004 LOC      5,400         5,400
Texas A & M Univ. System Rev.
Financing Bonds TOB VRDO                                               1.15%               5/7/2004 *      4,990         4,990
Texas Dept. of Housing & Community Affairs
Single Family Mortgage Rev. CP                                         1.10%                 5/3/2004     47,000        47,000
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev. TOB VRDO                                          1.19%            5/7/2004 (4)*      5,000         5,000
Texas GO Veterans Housing Assistance
Program Fund II VRDO                                                   1.11%                 5/7/2004      4,900         4,900
Texas GO Veterans Housing Assistance Program VRDO                      1.14%                 5/7/2004     20,000        20,000
Texas State Univ. System TOB VRDO                                      1.15%            5/7/2004 (4)*     12,165        12,165
Texas TRAN                                                             2.00%                8/31/2004    173,500       173,974
Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO                                                   1.15%            5/7/2004 (2)*     12,000        12,000
Texas Turnpike Auth. Central Texas Turnpike
System Rev. TOB VRDO                                                   1.15%            5/7/2004 (2)*      5,995         5,995
Texas Water Dev. Board Rev. TOB VRDO                                   1.14%               5/7/2004 *      7,395         7,395
Texas Water Dev. Board Rev. VRDO                                       1.10%                 5/3/2004      7,030         7,030
Trinity River Auth. Texas Regional
Wastewater Rev. TOB VRDO                                               1.13%            5/7/2004 (1)*      5,780         5,780
Univ. of Texas Permanent Univ. Fund TOB VRDO                           1.13%               5/7/2004 *      2,600         2,600
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO                        1.09%            5/7/2004 (10)    105,225       105,225
                                                                                                                     1,434,802
UTAH (1.0%)
Central Utah Water Conservancy Dist. VRDO                              1.09%             5/7/2004 (2)      6,300         6,300
Central Utah Water Conservancy Dist. VRDO                              1.09%             5/7/2004 (2)     18,600        18,600
Intermountain Power Agency Utah TOB VRDO                               1.15%            5/7/2004 (1)*     14,600        14,600
Intermountain Power Agency Utah TOB VRDO                               1.15%            5/7/2004 (1)*     13,735        13,735
Utah Housing Corp. Single Family Mortgage Rev. PUT                     1.15%                 7/1/2004      8,200         8,200
Utah Housing Corp. Single Family Mortgage Rev. PUT                     1.25%               1/1/2005 +      5,800         5,800
Utah Housing Corp. Single Family Mortgage Rev. VRDO                    1.14%                 5/7/2004     14,795        14,795
Utah Housing Corp. Single Family Mortgage Rev. VRDO                    1.14%                 5/7/2004     10,600        10,600
Utah Housing Corp. Single Family Mortgage Rev. VRDO                    1.14%                 5/7/2004     16,500        16,500

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Utah Housing Corp. Single Family Mortgage Rev. VRDO                    1.14%                 5/7/2004  $   8,000  $      8,000
Utah Housing Corp. Single Family Mortgage Rev. VRDO                    1.14%                 5/7/2004      8,700         8,700
Utah Housing Finance Auth.
(Single Family Mortgage) VRDO                                          1.14%                 5/7/2004      8,775         8,775
                                                                                                                       134,605
VERMONT
Vermont Housing Finance Agency Single Family TOB VRDO                  1.19%            5/7/2004 (4)*      2,825         2,825

VIRGINIA (1.0%)
Fairfax County VA Public Improvement GO TOB VRDO                       1.15%               5/7/2004 *      3,400         3,400
Metro. Washington Airports Auth.
Airport System Rev. TOB VRDO                                           1.16%            5/7/2004 (3)*      1,700         1,700
Montgomery County VA IDA
(Virginia Tech Foundation) VRDO                                        1.09%             5/7/2004 LOC     20,510        20,510
Richmond VA GO TOB VRDO                                                1.13%            5/7/2004 (4)*     13,410        13,410
Richmond VA RAN                                                        2.00%                6/29/2004     20,000        20,030
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO                1.10%                 5/3/2004     21,900        21,900
Univ. of Virginia TOB VRDO                                             1.15%               5/7/2004 *      4,760         4,760
Univ. of Virginia TOB VRDO                                             1.15%               5/7/2004 *      3,300         3,300
Virginia College Building Auth. Educ. Fac. Rev.
(Public Higher Educ. Financing Program) TOB VRDO                       1.13%               5/7/2004 *     11,755        11,755
Virginia GO                                                            2.50%                 6/1/2004     11,285        11,300
Virginia Public School Auth. Rev. TOB VRDO                             1.13%            5/7/2004 (4)*     10,060        10,060
Virginia Public School Auth. Rev. TOB VRDO                             1.15%               5/7/2004 *      8,000         8,000
                                                                                                                       130,125
WASHINGTON (2.0%)
Everett WA Ind. Dev. Corp. (Kimberly-Clark Corp.) VRDO                 1.20%                 5/7/2004      6,400         6,400
Grant County WA Public Util. Dist. No. 002 TOB VRDO                    1.13%            5/7/2004 (4)*     15,275        15,275
King County WA (Snoqualmie Valley School Dist.)
TOB VRDO                                                               1.13%            5/7/2004 (4)*     10,235        10,235
King County WA GO TOB VRDO                                             1.15%            5/7/2004 (4)*      5,330         5,330
King County WA GO TOB VRDO                                             1.15%            5/7/2004 (1)*      7,495         7,495
Pierce County WA School Dist. TOB VRDO                                 1.13%            5/7/2004 (4)*      6,225         6,225
Pierce County WA School Dist. TOB VRDO                                 1.13%            5/7/2004 (4)*      8,400         8,400
Port Bellingham WA Ind. Dev. Corp. Environmental Fac.
(BP Amoco West Coast LLC) VRDO                                         1.13%                 5/3/2004      3,300         3,300
Port of Seattle WA Rev. TOB VRDO                                       1.14%            5/7/2004 (1)*     10,000        10,000
Port of Seattle WA Rev. TOB VRDO                                       1.18%            5/7/2004 (3)*      4,430         4,430
Port of Tacoma WA TOB VRDO                                             1.15%            5/7/2004 (2)*      7,435         7,435
Seattle WA Muni. Light & Power Rev. TOB VRDO                           1.15%            5/7/2004 (4)*      6,415         6,415
Seattle WA Water System Rev. TOB VRDO                                  1.13%            5/7/2004 (1)*      5,000         5,000
Seattle WA Water System Rev. TOB VRDO                                  1.15%            5/7/2004 (1)*      4,985         4,985
Snohomish County WA Public Util. Dist. TOB VRDO                        1.15%             5/7/2004 (4)      5,435         5,435
Snohomish County WA TOB VRDO                                           1.15%            5/7/2004 (1)*      4,495         4,495
Snohomish County WA TOB VRDO                                           1.15%            5/7/2004 (1)*      4,930         4,930
Tacoma WA Sewer TOB VRDO                                               1.12%            5/7/2004 (3)*     10,625        10,625
Washington GO TOB VRDO                                                 1.13%            5/7/2004 (1)*     15,785        15,785
Washington GO TOB VRDO                                                 1.13%            5/7/2004 (1)*     10,530        10,530
Washington GO TOB VRDO                                                 1.13%            5/7/2004 (3)*      9,510         9,510
Washington GO TOB VRDO                                                 1.13%            5/7/2004 (3)*     12,820        12,820
Washington GO TOB VRDO                                                 1.13%            5/7/2004 (2)*     10,785        10,785

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Washington GO TOB VRDO                                                 1.15%            5/7/2004 (3)*  $   4,760  $      4,760
Washington GO TOB VRDO                                                 1.15%            5/7/2004 (1)*      5,750         5,750
Washington Health Care Fac. Auth.
(Catholic Health Initiatives) VRDO                                     1.11%                 5/7/2004     21,600        21,600
Washington Higher Educ. Fac. Auth.
(Seattle Pacific Univ.) VRDO                                           1.12%             5/7/2004 LOC     11,400        11,400
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *      3,860         3,860
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *      5,075         5,075
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *     13,045        13,045
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *      4,780         4,780
Washington Housing Finance Comm.
Single Family Mortgage Rev. TOB VRDO                                   1.19%               5/7/2004 *      9,715         9,715
                                                                                                                       265,825
WEST VIRGINIA (0.4%)
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO                                      1.11%                 5/7/2004     16,700        16,700
Putnam County WV Solid Waste Disposal Rev.
(Toyota Manufacturing Corp.) VRDO                                      1.11%                 5/7/2004     40,000        40,000
                                                                                                                        56,700
WISCONSIN (3.6%)
Milwaukee WI School RAN                                                2.00%                6/30/2004     50,000        50,082
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
(Univ. of Wisconsin Hosp.) VRDO                                        1.09%             5/7/2004 (1)     16,700        16,700
Wisconsin Clean Water Rev. TOB VRDO                                    1.14%               5/7/2004 *     11,920        11,920
Wisconsin GO CP                                                        0.98%                 7/9/2004     16,700        16,700
Wisconsin GO TOB VRDO                                                  1.12%            5/7/2004 (1)*     18,995        18,995
Wisconsin GO TOB VRDO                                                  1.12%            5/7/2004 (4)*     20,855        20,855
Wisconsin GO TOB VRDO                                                  1.13%            5/7/2004 (4)*     17,840        17,840
Wisconsin GO TOB VRDO                                                  1.13%            5/7/2004 (1)*     26,150        26,150
Wisconsin GO TOB VRDO                                                  1.13%            5/7/2004 (1)*      3,300         3,300
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. PUT                                                1.30%             1/1/2005 (4)      4,400         4,400
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. PUT                                                1.25%             1/5/2005 (4)      5,900         5,900
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.09%                 5/7/2004      2,500         2,500
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.11%                 5/7/2004      6,920         6,920
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.11%                 5/7/2004      1,875         1,875
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.11%                 5/7/2004     17,400        17,400
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.11%                 5/7/2004     10,000        10,000
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.11%                 5/7/2004     10,515        10,515
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.11%                 5/7/2004      8,000         8,000

------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE        MARKET
                                                                                             MATURITY     AMOUNT        VALUE*
TAX-EXEMPT MONEY MARKET FUND                                          COUPON                     DATE      (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.12%                 5/7/2004  $  24,985  $     24,985
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.12%                 5/7/2004     31,375        31,375
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.12%                 5/7/2004      7,090         7,090
Wisconsin Housing & Econ. Dev. Auth.
Home Ownership Rev. VRDO                                               1.12%                 5/7/2004     12,870        12,870
Wisconsin Housing & Econ. Dev. Auth.
Single Family Draw Down Rev. TOB VRDO                                  1.19%               5/7/2004 *     16,355        16,355
Wisconsin Housing & Econ. Dev. Auth.
Single Family Draw Down Rev. TOB VRDO                                  1.19%               5/7/2004 *     15,015        15,015
Wisconsin Housing & Econ. Dev. Auth.
Single Family Rev. TOB VRDO                                            1.19%               5/7/2004 *     25,020        25,020
Wisconsin Operating Notes                                              2.25%                6/15/2004     61,200        61,284
Wisconsin School Dist. Cash Flow
Management Program COP                                                 2.00%                9/22/2004     12,500        12,544
Wisconsin Transp. Rev. TOB VRDO                                        1.12%            5/7/2004 (2)*     13,715        13,715
Wisconsin Transp. Rev. TOB VRDO                                        1.13%               5/7/2004 *     10,050        10,050
                                                                                                                       480,355

------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $13,318,817)                                                                                                  13,318,817
------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.8%)
Other Assets--Note B                                                                                                   161,062
Liabilities                                                                                                           (52,544)
                                                                                                                   -----------
                                                                                                                       108,518
                                                                                                                   -----------
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
------------------------------------------------------------------------------------------------------------------------------
Applicable to 13,426,533,120 outstanding $.001 par value shares of beneficial interest
(unlimited authorization)                                                                                          $13,427,335
==============================================================================================================================
NET ASSET VALUE PER SHARE                                                                                                $1.00
==============================================================================================================================

* See Note A in Notes to Financial Statements.
* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate value of these securities was $2,568,378,000, representing 19.1% of net assets. For key to abbreviations and other references, see page 118.



--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                 AMOUNT                     PER
                                                  (000)                   SHARE
--------------------------------------------------------------------------------
Paid-in Capital                             $13,426,547                   $1.00
Undistributed Net Investment Income                  --                       -
Accumulated Net Realized Gains                      788                      --
Unrealized Appreciation                               -                      --
--------------------------------------------------------------------------------
NET ASSETS                                  $13,427,335                   $1.00
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                             MATURITY     AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                            COUPON                     DATE      (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.7%)
-----------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.2%)
Jefferson County AL Sewer Rev.
(Capital Improvement) VRDO                                             1.08%            5/7/2004 (10) $   10,400  $    10,400
ALASKA (1.6%)
Alaska GO                                                              5.00%             8/1/2005 (4)     14,880       15,525
Alaska Housing Finance Corp. (State Capital)                           5.25%             6/1/2005 (1)      3,050        3,175
Alaska Housing Finance Corp. (State Capital)                           5.00%            12/1/2005 (1)      8,240        8,664
Alaska Housing Finance Corp. Governmental Purpose VRDO                 1.09%             5/7/2004 (1)     27,210       27,210
Alaska Student Loan Corp. Student Loan Rev.                            3.75%             7/1/2004 (2)      3,285        3,298
Alaska Student Loan Corp. Student Loan Rev.                            3.95%             7/1/2005 (2)      3,525        3,618
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO              1.10%                 5/3/2004      9,600        9,600
                                                                                                                       71,090
ARIZONA (2.8%)
Arizona COP                                                            5.00%             9/1/2005 (4)      6,050        6,323
Arizona School Fac. Board Rev.
(State School Improvement)                                             5.25%                 7/1/2004      3,500        3,524
Arizona School Fac. Board Rev. COP                                     6.00%             9/1/2005 (3)     10,125       10,717
Arizona State Univ. Rev.                                               5.00%             7/1/2005 (4)      3,930        4,093
Arizona Transp. Board Excise Tax Rev.                                  6.00%             7/1/2005 (2)      7,515        7,913
Arizona Transp. Board Excise Tax Rev.                                  6.00%             7/1/2005 (2)     11,370       11,971
Arizona Transp. Board Highway Rev.                                     5.00%                 7/1/2004      2,775        2,793
Arizona Transp. Board Highway Rev.                                     5.00%                 7/1/2005      3,025        3,151
Maricopa County AZ IDA Health Fac. Rev.
(Catholic Healthcare West) TOB VRDO                                    1.16%            5/7/2004 LOC*     25,000       25,000
Maricopa County AZ PCR (Arizona Public Service) PUT                   1.875%                 3/1/2005      6,500        6,500
Maricopa County AZ PCR (Arizona Public Service) PUT                   1.875%                 3/1/2005      7,000        6,987
Maricopa County AZ PCR (Arizona Public Service) PUT                   1.875%                 3/1/2005      3,000        2,995
Maricopa County AZ Public Finance Corp. Lease Rev.                     5.00%             7/1/2005 (2)      5,520        5,748
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.                                                 5.75%        7/1/2006 (Prere.)      5,000        5,409
Phoenix AZ GO                                                          5.10%                 7/1/2004      3,335        3,357
Salt River Project Arizona Agricultural
Improvement & Power Dist. Rev.                                         5.25%                 1/1/2006     20,000       21,112
                                                                                                                      127,593
CALIFORNIA (7.8%)
California Rev. Anticipation Warrant                                   2.00%                6/16/2004     72,500       72,527
California School Cash Reserve Program Auth. Pool TRAN                 2.00%             7/6/2004 (2)     23,000       23,034
California State Dept. Water Resources Power Supply Rev.               5.25%             5/1/2007 (1)     18,000       19,512
California State Dept. Water Resources Power Supply Rev.               5.50%                 5/1/2007      9,000        9,698
California State Dept. Water Resources Power Supply Rev.               5.00%             5/1/2008 (1)     33,000       35,865
California State Dept. Water Resources
Power Supply Rev. VRDO                                                 1.07%             5/7/2004 LOC     26,100       26,100
California State Dept. Water Resources
Power Supply Rev. VRDO                                                 1.08%             5/7/2004 LOC      1,000        1,000
California Statewide Community Dev. Auth.
Multifamily Rev. Housing
(Santee Court Apartments) PUT                                          1.70%               11/15/2004     26,650       26,662
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                                                4.35%                 3/1/2007      8,000        8,281

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                             MATURITY     AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                            COUPON                     DATE      (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                                               2.625%                 5/1/2008 $   11,000  $    10,684
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) TOB VRDO                                           1.17%                 5/7/2004      1,500        1,500
Chula Vista CA IDR (San Diego Gas & Electric) PUT                      7.00%                12/1/2005     20,000       21,287
Long Beach CA Harbor Rev. PUT                                          4.00%            5/14/2004 (1)     25,000       25,049
Los Angeles CA Community College Dist. GO                              5.00%             8/1/2006 (4)     10,000       10,708
Los Angeles CA USD COP                                                 5.00%             8/1/2006 (2)      4,000        4,275
Natomas CA USD COP PUT                                                 2.50%             2/1/2005 (2)     10,000       10,041
Santa Barbara County CA TRAN                                           2.00%                7/23/2004     11,000       11,020
Santa Clara County CA Financing Auth.
Special Obligation Bonds (Measure B Transp.
Improvement Program) Rev.                                              5.00%                 8/1/2005      4,000        4,154
Santa Clara Valley CA Transp. Auth. Rev.                               4.00%            10/2/2006 (2)     15,000       15,695
Santa Clara Valley CA Water Dist. Refunding
& Improvement COP                                                      5.00%             2/1/2007 (3)      4,165        4,472
Southern California Rapid Transit Dist. Rev.                           5.70%             9/1/2004 (2)     14,040       14,248
                                                                                                                      355,812
COLORADO (2.0%)
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.                                                7.00%       8/31/2005 (Prere.)     10,000       11,020
Colorado Educ. & Cultural Fac. Auth.
Nature Conservancy Project VRDO                                        1.08%                 5/7/2004     10,053       10,053
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives) VRDO                                     1.11%                 5/7/2004     18,500       18,500
Denver CO City & County GO (Medical Fac.)                              5.00%                 8/1/2005      8,250        8,609
E-470 Public Highway Auth. Colorado Rev.                               0.00%             9/1/2005 (1)     17,200       16,827
Lowry Econ. Redev. Auth. Colorado Rev. VRDO                            1.10%             5/7/2004 LOC     21,365       21,365
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT                                         2.30%             6/1/2007 (2)      6,000        5,966
                                                                                                                       92,340
CONNECTICUT (3.2%)
Connecticut GO                                                         6.00%                10/1/2004      5,485        5,593
Connecticut GO                                                         5.00%               11/15/2004     12,525       12,778
Connecticut GO                                                         5.00%               11/15/2004     19,910       20,312
Connecticut GO                                                         5.00%               12/15/2004      9,630        9,854
Connecticut GO                                                         5.00%                4/15/2005      4,675        4,838
Connecticut GO                                                         5.00%                4/15/2005     11,130       11,519
Connecticut GO                                                         4.00%                 5/1/2005      7,130        7,318
Connecticut GO                                                         5.00%               12/15/2005     16,110       16,976
Connecticut GO                                                         5.00%             8/1/2006 (4)      4,930        5,259
Connecticut GO                                                         5.25%        8/1/2007 (Prere.)      6,380        7,034
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)                                               5.00%                10/1/2004      5,000        5,078
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)                                               5.25%                10/1/2004     11,000       11,184
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)                                               5.00%            10/1/2005 (4)      5,300        5,552
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)                                               4.00%             9/1/2006 (4)     19,875       20,788
                                                                                                                      144,083

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                             MATURITY     AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                            COUPON                     DATE      (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------

DELAWARE (0.4%)
Delaware GO                                                            5.00%                 7/1/2006 $    6,690  $     7,133
Univ. of Delaware Rev. VRDO                                            1.10%                 5/3/2004     11,745       11,745
                                                                                                                       18,878
DISTRICT OF COLUMBIA (0.1%)
District of Columbia GO                                                5.50%             6/1/2007 (4)      4,715        5,140

FLORIDA (3.4%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)                                                5.00%                12/1/2005     12,975       13,607
Dade County FL School Dist. GO                                         6.00%            7/15/2005 (1)      4,000        4,217
Florida Board of Educ. Capital Outlay                                  5.00%                 6/1/2005      6,000        6,234
Florida Board of Educ. Capital Outlay                                 5.875%        6/1/2005 (Prere.)      5,000        5,292
Florida Board of Educ. Capital Outlay                                  5.00%                 6/1/2006      6,765        7,189
Florida Board of Educ. Public Educ.                                    5.00%                 6/1/2004      4,505        4,519
Florida Board of Educ. Public Educ.                                    5.00%                 6/1/2004      5,000        5,016
Florida Board of Educ. Public Educ.                                    5.00%                 6/1/2005      4,610        4,790
Florida Board of Educ. Public Educ.                                    5.00%                 6/1/2005      2,150        2,234
Florida Board of Educ. Public Educ.                                    5.25%                 6/1/2006      4,740        5,061
Florida Board of Educ. Rev. (Lottery Rev.)                             5.25%             7/1/2005 (3)      3,640        3,802
Florida Dept. of Environmental
Protection & Preservation Rev.                                         5.00%             7/1/2007 (1)      5,840        6,313
Florida Dept. of Environmental
Protection Rev. (Florida Forever)                                      5.00%             7/1/2008 (1)      7,915        8,631
Florida Dept. of General Services Division Fac.
Management Rev. (Florida Fac. Pool)                                    5.25%             9/1/2005 (4)      5,925        6,217
Florida Dept. of Transp.                                               5.00%                 7/1/2006      4,970        5,295
Florida Turnpike Auth. Rev.                                            5.25%             7/1/2007 (4)      5,000        5,443
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO                 1.08%            5/7/2004 (10)      9,800        9,800
Miami-Dade County FL Aviation--
Miami International Airport                                            5.00%           10/1/2006 (10)     10,000       10,663
Miami-Dade County FL Aviation--
Miami International Airport                                            5.25%            10/1/2007 (3)      2,500        2,707
Miami-Dade County FL Water & Sewer Rev.                                5.00%            10/1/2007 (1)      4,000        4,338
Orange County FL Sales Tax Rev.                                        5.00%             1/1/2006 (3)      4,220        4,438
Orlando & Orange County FL Expressway Auth. VRDO                       1.08%             5/7/2004 (4)      3,600        3,600
Orlando FL Util. Comm. Water & Electric Rev. VRDO                      1.10%                 5/7/2004      4,700        4,700
Palm Beach County FL School Board COP                                  6.00%             8/1/2005 (2)      6,115        6,455
Sunshine State Florida Govt. Financing Comm. Rev. VRDO                 1.09%             5/7/2004 (2)     12,300       12,300
Tampa FL Util. Rev.                                                    6.00%            10/1/2006 (2)      2,385        2,609
                                                                                                                      155,470
GEORGIA (4.2%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev.
(Univ. of Georgia Athletic Assn.) VRDO                                 1.10%             5/3/2004 LOC      4,900        4,900
Atlanta GA Airport General Rev. BAN                                    1.10%               10/16/2004     50,000       49,971
Atlanta GA Airport General Rev. VRDO                                   1.09%             5/7/2004 (1)     35,300       35,300
Atlanta GA Water & Wastewater Rev. VRDO                                1.10%             5/3/2004 (4)      8,440        8,440
Atlanta GA Water & Wastewater Rev. VRDO                                1.08%             5/7/2004 (4)     34,175       34,175
Fulton County GA Dev. Auth.
(Robert A. Woodruff Arts Center) VRDO                                  1.07%                 5/7/2004     10,020       10,020
Georgia GO                                                             5.75%                 7/1/2004      5,645        5,688

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                             MATURITY     AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                            COUPON                     DATE      (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Georgia GO                                                             6.25%                 4/1/2006  $   2,700  $     2,919
Gwinnett County GA School Dist. GO                                     6.40%                 2/1/2006      3,500        3,773
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.                                                 6.25%             7/1/2006 (1)     10,000       10,900
Monroe County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                                          1.10%             5/3/2004 (2)     10,400       10,400
Richmond County GA Board of Educ. GO                                   5.00%                11/1/2004     11,000       11,204
Richmond County GA Board of Educ. GO                                   5.00%                11/1/2007      4,500        4,874
                                                                                                                      192,564
GUAM (0.2%)
Guam International Airport Auth. Rev.                                  3.00%            10/1/2005 (1)      2,380        2,421
Guam International Airport Auth. Rev.                                  5.00%            10/1/2006 (1)      2,710        2,886
Guam International Airport Auth. Rev.                                  5.00%            10/1/2007 (1)      2,850        3,055
                                                                                                                        8,362
HAWAII (1.1%)
Hawaii Airport System Rev.                                             5.50%             7/1/2005 (3)      7,390        7,715
Hawaii GO                                                              6.25%             3/1/2005 (3)      5,000        5,204
Hawaii GO                                                              5.00%             8/1/2005 (3)      3,715        3,876
Hawaii GO                                                              3.00%                 9/1/2005      6,120        6,234
Hawaii GO                                                              6.00%             3/1/2006 (3)      9,315        9,996
Hawaii GO                                                              5.00%             4/1/2007 (1)      7,330        7,875
Honolulu HI City & County GO                                           5.75%           1/1/2006 (ETM)      8,815        9,385
                                                                                                                       50,285
ILLINOIS (3.9%)
Chicago IL Board of Educ. VRDO                                         1.08%             5/7/2004 (4)     24,650       24,650
Chicago IL O'Hare International Airport Rev.                           5.25%             1/1/2005 (2)      1,085        1,113
Chicago IL O'Hare International Airport Rev.                           5.50%             1/1/2005 (2)      4,180        4,290
Chicago IL O'Hare International Airport Rev.                           5.25%             1/1/2006 (2)      2,015        2,124
Chicago IL School Finance Auth. GO                                     5.00%            6/1/2006 (4)+      9,000        9,553
Chicago IL Water Rev. VRDO                                             1.08%             5/7/2004 LOC     31,605       31,605
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.) VRDO                          1.08%                 5/7/2004      7,500        7,500
Illinois GO                                                            5.00%                 8/1/2004      5,000        5,047
Illinois GO                                                            5.00%                 8/1/2005      1,000        1,043
Illinois GO                                                            5.25%                 8/1/2005      8,175        8,552
Illinois GO                                                            5.00%                11/1/2005      6,200        6,506
Illinois GO                                                            5.00%                 3/1/2006      3,500        3,692
Illinois GO                                                            5.50%             4/1/2006 (4)      3,000        3,199
Illinois GO                                                            5.00%                 8/1/2006      8,160        8,694
Illinois GO                                                            5.00%                 3/1/2007      5,355        5,740
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                                     1.10%                 5/3/2004      2,200        2,200
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                                     1.11%                 5/3/2004      7,100        7,100
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO                         1.10%             5/3/2004 (1)      5,445        5,445
Illinois Regional Transp. Auth. Rev.                                   6.25%     6/1/2004 (2)(Prere.)     11,720       12,006
Univ. of Illinois (Util. Infrastructure Project) COP                   4.00%            8/15/2005 (2)      1,000        1,031
Univ. of Illinois (Util. Infrastructure Project) COP                   5.00%            8/15/2006 (2)      2,350        2,505
Univ. of Illinois (Util. Infrastructure Project) COP                   5.00%            8/15/2007 (2)      4,575        4,939
Univ. of Illinois (Util. Infrastructure Project) COP                   5.00%            8/15/2008 (2)      2,395        2,605

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                             MATURITY     AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                            COUPON                     DATE      (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Univ. of Illinois Board of Trustees
(Un-integrate Project) COP                                             5.25%            10/1/2004 (2)  $    8,840 $     8,985
Univ. of Illinois Board of Trustees
(Un-integrate Project) COP                                             5.25%            10/1/2005 (2)       7,925       8,322
                                                                                                                      178,446
INDIANA (0.7%)
Indiana Dev. Finance Auth. Solid Waste Disposal Rev.
(Waste Management Inc.) PUT                                            2.70%                10/1/2004       1,500       1,502
Indiana Office Building Comm. Fac. Rev.
(Miami Correctional Fac.) VRDO                                         1.08%                 5/7/2004      16,200      16,200
Indianapolis IN Local Public Improvement Rev.                          5.50%                1/10/2007       3,560       3,854
Vigo County IN Econ. Dev. Rev.
(Republic Services Inc.) VRDO                                          1.82%                 5/7/2004      10,000      10,000
                                                                                                                       31,556
IOWA (0.1%)
Iowa Finance Auth. Rev. (Iowa State Revolving Fund)                    5.50%                 8/1/2007       2,500       2,745

KANSAS (0.7%)
Kansas Dept. of Transp. Highway Rev.                                   3.00%                 9/1/2004       4,500       4,526
Kansas Dept. of Transp. Highway Rev. VRDO                              1.07%                 5/7/2004      18,500      18,500
Kansas Turnpike Rev.                                                  5.375%             9/1/2005 (2)       5,855       6,150
                                                                                                                       29,176
KENTUCKY (2.3%)
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO                                            1.12%                 5/7/2004      40,000      40,000
Kentucky Asset/Liability Comm. General Fund Rev.                       5.00%            7/15/2005 (2)      27,215      28,365
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
(Baptist Healthcare) VRDO                                              1.08%             5/7/2004 (1)      29,230      29,230
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                    5.25%             7/1/2005 (4)       2,000       2,083
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                    5.25%             7/1/2007 (4)       4,355       4,689
                                                                                                                      104,367
LOUISIANA (0.9%)
Lafayette LA Public Improvement Sales Tax Rev.                         4.75%             3/1/2005 (2)       5,640       5,801
Louisiana GO                                                           6.25%            4/15/2005 (3)       6,455       6,755
Louisiana Offshore Terminal Auth.
Deep Water Port Rev. (LOOP LLC Project) PUT                            2.15%                 4/1/2005       5,000       5,013
Louisiana Public Fac. Auth. Rev. (Orleans School Board)                2.00%               10/20/2004       5,000       5,014
New Orleans LA Finance Auth.
Single Family Mortgage Rev. TOB VRDO                                   1.22%               5/7/2004 *      19,905      19,905
                                                                                                                       42,488
MAINE (0.4%)
Maine GO TAN                                                           1.75%                6/30/2004      20,000      20,019

MARYLAND (1.3%)
Anne Arundel County MD GO                                              5.00%                 3/1/2007       6,000       6,450
Maryland GO                                                            5.25%                 3/1/2007      10,000      10,832
Montgomery County MD GO                                                4.00%                 7/1/2007       6,940       7,309
Washington Suburban Sanitation Dist.
Maryland General Construction GO                                       5.25%                 6/1/2007       7,330       7,984


-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                             MATURITY     AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                            COUPON                     DATE      (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Washington Suburban Sanitation Dist.
Maryland Water Supply GO                                               4.00%                 6/1/2006  $  23,550  $    24,586
                                                                                                                       57,161
MASSACHUSETTS (2.6%)
Massachusetts Bay Transp. Auth. Rev.                                   6.00%                 7/1/2006      5,000        5,426
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)                                 5.00%             1/1/2005 (1)      8,635        8,826
Massachusetts GO                                                       7.00%    11/1/2004 (3)(Prere.)      6,800        7,065
Massachusetts GO                                                       5.75%                 2/1/2005      3,000        3,098
Massachusetts GO                                                       5.00%                 2/1/2006     27,500       28,916
Massachusetts GO                                                       5.50%             2/1/2007 (1)      7,150        7,750
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                                      5.50%                 7/1/2005      2,585        2,664
Massachusetts Health & Educ. Fac. Auth. Rev.
(Williams College) PUT                                                 1.85%                 4/1/2006     10,000        9,961
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                                      5.25%             7/1/2004 (1)     12,450       12,533
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                                      5.25%             7/1/2005 (1)     23,615       24,646
Massachusetts Water Resources Auth. Rev. VRDO                          1.07%             5/7/2004 (3)      9,200        9,200
                                                                                                                      120,085
MICHIGAN (2.9%)
Detroit MI Sewage Disposal System VRDO                                 1.08%             5/7/2004 (3)      6,400        6,400
Detroit MI Sewer System Rev.                                           4.00%             7/1/2005 (4)      4,340        4,468
Detroit MI Water Supply System VRDO                                    1.08%             5/7/2004 (1)     20,000       20,000
Greater Detroit MI Resource Recovery Auth.                             6.25%           12/13/2005 (2)      7,140        7,658
Greater Detroit MI Resource Recovery Auth.                             6.25%           12/13/2005 (2)     10,065       10,795
Michigan (New Center Dev. Inc.) COP                                   5.375%             9/1/2004 ETM      2,190        2,221
Michigan Building Auth. Rev.                                           5.00%               10/15/2005      5,000        5,242
Michigan Building Auth. Rev.                                           5.00%               10/15/2006      7,500        8,026
Michigan GAN VRDO                                                      1.07%             5/7/2004 (4)     15,700       15,700
Michigan Housing Dev. Auth. Rev. VRDO                                  1.07%             5/7/2004 (1)     15,400       15,400
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                           5.00%                10/1/2005      8,135        8,523
Michigan Public Power Agency Rev. (Belle River)                        5.00%             1/1/2006 (1)      1,500        1,577
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO               1.10%                 5/3/2004      2,460        2,460
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO               1.07%                 5/7/2004     10,380       10,380
Univ. of Michigan Hosp. Rev. VRDO                                      1.10%                 5/3/2004      4,800        4,800
Univ. of Michigan Hosp. Rev. VRDO                                      1.07%                 5/7/2004      4,500        4,500
Univ. of Michigan Univ. Rev. VRDO                                      1.07%                 5/7/2004      5,025        5,025
                                                                                                                      133,175
MINNESOTA (1.2%)
Minneapolis MN Rev. (Society of Fine Arts) PUT                         1.38%               10/14/2004      7,915        7,911
Minnesota GO                                                           5.00%                 8/1/2006      5,000        5,339
Minnesota GO                                                           5.00%                 8/1/2007     30,685       33,246
Minnesota Housing Finance Agency Residential
Housing Finance PUT                                                    2.15%                7/29/2004      8,000        8,005
                                                                                                                       54,501
MISSISSIPPI (1.4%)
Jackson MS Water & Sewer System Rev.                                   5.00%             9/1/2006 (4)      4,550        4,856
Mississippi GO                                                         5.25%                10/1/2004     18,445       18,752
Mississippi GO                                                         5.50%                11/1/2004      7,265        7,419

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                             MATURITY     AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                            COUPON                     DATE      (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Mississippi GO                                                         5.00%                8/15/2005 $    3,000  $     3,133
Mississippi GO                                                         5.25%                8/15/2006      5,215        5,597
Mississippi GO VRDO                                                    1.08%                 5/7/2004     25,000       25,000
                                                                                                                       64,757
MISSOURI (1.9%)
Missouri Health & Educ. Fac. Auth. Rev.
(Medical Research Fac.-Stowers Institute) VRDO                         1.08%             5/7/2004 (1)     20,000       20,000
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)              5.00%                 6/1/2005      4,805        4,978
Missouri Third State Building GO                                       4.00%                10/1/2004     25,345       25,639
Missouri Third State Building GO                                       5.00%                10/1/2006     27,505       29,478
Missouri Water Pollution Control GO                                    4.00%                10/1/2004      5,630        5,695
                                                                                                                       85,790
NEBRASKA (1.2%)
American Public Energy Agency NE
(National Public Gas Agency) VRDO                                      1.14%                 5/7/2004     36,480       36,480
Lincoln NE Lincoln Electric System Rev.                                4.00%                 9/1/2004      8,385        8,461
Omaha NE Public Power Dist. Electric Rev.                              5.30%                 2/1/2005      9,725       10,016
                                                                                                                       54,957
NEVADA (3.6%)
Clark County NV Bond Bank GO                                           5.50%             6/1/2007 (3)      4,775        5,211
Clark County NV GO                                                     6.20%    6/1/2004 (1)(Prere.)      15,500       15,722
Clark County NV Las Vegas Convention & Visitor Auth. GO                5.00%                 7/1/2005      6,020        6,266
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)                             6.25%             7/1/2004 (1)      8,240        8,306
Clark County NV School Dist. GO                                        6.00%            6/15/2004 (3)      5,000        5,029
Clark County NV School Dist. GO                                        5.00%             6/1/2005 (3)     25,840       26,836
Clark County NV School Dist. GO                                        5.00%            6/15/2005 (1)      5,000        5,198
Clark County NV School Dist. GO                                        5.00%             6/1/2007 (3)     29,020       31,260
Clark County NV School Dist. GO                                        5.00%            6/15/2007 (1)     14,710       15,857
Clark County NV School Dist. GO                                        5.50%            6/15/2007 (4)     10,000       10,929
Las Vegas Valley Water Dist. NV GO
Water Improvement & Refunding TOB VRDO                                 1.13%            5/7/2004 (1)*     12,035       12,035
Las Vegas Valley Water Dist. NV GO
Water Improvement & Refunding TOB VRDO                                 1.13%            5/7/2004 (3)*      5,310        5,310
Nevada Dept. Business & Ind. Solid
Waste Disposal Rev. (Waste Management Inc.) PUT                        4.55%                10/1/2004      8,500        8,575
Nevada State Colorado River Comm. GO                                   6.50%        7/1/2004 (Prere.)      5,000        5,095
                                                                                                                      161,629
NEW HAMPSHIRE (0.6%)
New Hampshire Business Finance Auth.
PCR (New England Power Co.) CP                                       1.05%                  8/12/2004     10,000        9,999
New Hampshire Business Finance Auth.
PCR (United Illuminating) PUT                                        2.05%                   2/1/2005      7,500        7,491
New Hampshire Business Finance Auth.
PCR (United Illuminating) PUT                                        3.25%              12/3/2007 (2)      5,000        5,080
New Hampshire GO                                                     5.00%                  11/1/2005      5,000        5,250
                                                                                                                       27,820
NEW JERSEY (2.8%)
New Jersey COP                                                       5.25%              6/15/2006 (4)      3,945        4,216
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.              5.70%       7/1/2004 (1)(Prere.)      6,330        6,505
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.              5.80%       7/1/2004 (1)(Prere.)      4,000        4,111
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.             5.875%       7/1/2004 (1)(Prere.)      6,000        6,167

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
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                          COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth. Rev.
(Public Schools Small Loan Program)                                  3.00%                8/15/2005   $    4,000  $     4,079
New Jersey Econ. Dev. Auth. Rev. (School Fac.)                       5.00%                 9/1/2007       15,300       16,542
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)                   5.00%                 7/1/2006        2,000        2,132
New Jersey GO                                                        6.00%                7/15/2005        6,455        6,800
New Jersey GO                                                       5.625%       7/15/2006 (Prere.)       11,025       12,070
New Jersey GO                                                        5.00%                7/15/2007       11,000       11,871
New Jersey Sports & Exposition Auth. Rev.                            8.30%                 1/1/2005        5,500        5,754
New Jersey Transit Corp. Capital GAN                                 5.50%             2/1/2006 (2)       10,000       10,608
New Jersey Transp. Corp. COP                                         5.25%            9/15/2004 (2)       12,000       12,172
New Jersey Transp. Trust Fund Auth. Rev.                             5.50%                6/15/2006        7,500        8,034
Port Auth. of New York & New Jersey Rev.                             5.00%                12/1/2005        2,910        3,031
Rutgers State Univ. New Jersey                                       5.00%             5/1/2006 (3)        6,840        7,259
Somerset County NJ Ind. Fin. Auth. PCR
(American Cyanamid Co.) VRDO                                         1.70%                 5/7/2004        8,100        8,100
                                                                                                                      129,451
NEW MEXICO (2.0%)
Farmington NM PCR
(Public Service-San Juan Project) PUT                                2.10%                 4/1/2006       25,000       24,758
New Mexico Finance Auth. Transp. Rev.                                5.00%           6/15/2006 (2)+       21,515       22,876
New Mexico GO                                                        5.00%                 9/1/2004        7,485        7,578
New Mexico GO                                                        5.00%                 9/1/2006        8,560        9,148
New Mexico Highway Comm. Tax Rev.                                    5.00%                6/15/2004        2,025        2,034
New Mexico Highway Comm. Tax Rev.                                    5.00%            6/15/2004 (2)        1,200        1,206
New Mexico Severance Tax Rev.                                        5.00%                 7/1/2004       10,990       11,059
New Mexico Severance Tax Rev.                                        5.00%                 7/1/2007       10,000       10,792
                                                                                                                       89,451
NEW YORK (8.7%)
Long Island NY Power Auth. Electric System Rev.                      5.00%                12/1/2006       10,000       10,648
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                                            5.00%               11/15/2005       10,290       10,794
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) VRDO                                       1.08%             5/7/2004 (4)       10,000       10,000
Metro. New York Transp. Auth. Rev. VRDO                              1.07%             5/7/2004 (4)       18,500       18,500
New York City NY GO                                                  5.00%                 8/1/2005        8,970        9,333
New York City NY GO                                                  5.00%                 8/1/2005       14,475       15,061
New York City NY GO                                                  5.00%                 8/1/2005       18,185       18,921
New York City NY GO                                                  5.00%                 8/1/2006        2,000        2,121
New York City NY GO                                                  5.00%                 8/1/2007       23,510       25,140
New York City NY GO                                                  5.00%                 8/1/2008       17,000       18,243
New York City NY Industrial Dev.
Agency Special Fac. Rev. TOB VRDO                                    1.29%               5/7/2004 *       32,955       32,955
New York City NY Muni. Water Finance Auth.
Water & Sewer System CP                                              1.06%                7/14/2004       20,000       20,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                                       1.05%                 5/7/2004       12,500       12,500
New York City NY Transitional Finance Auth.
Rev. Future Tax                                                      2.00%                 2/1/2005        6,990        7,025
New York City NY Transitional Finance Auth.
Rev. Future Tax                                                      4.00%                11/1/2006        6,775        7,084
New York City NY Transitional Finance Auth.
Rev. Future Tax                                                      4.50%                 2/1/2007        1,000        1,056

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

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                          COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
New York City NY Transitional Finance Auth.
Rev. Future Tax                                                      5.00%                11/1/2007 $     10,790 $     11,683
New York City NY Transitional Finance Auth.
Rev. Future Tax                                                      4.50%                 2/1/2008        1,000        1,062
New York City NY Transitional Finance Auth. Rev. VRDO                1.07%                 5/7/2004        8,465        8,465
New York City NY Transitional Finance Auth. Rev. VRDO                1.08%                 5/7/2004        6,100        6,100
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO                                        1.08%             5/7/2004 (4)       11,900       11,900
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)                             5.00%                6/15/2007        3,515        3,797
New York State Housing Finance
Agency Service Contract Rev.                                         6.00%       9/15/2006 (Prere.)        9,360       10,400
New York State Mortgage Agency Rev. PUT                              2.95%                10/1/2005        2,350        2,352
New York State Power Auth. Rev. CP                                   0.95%                5/10/2004       15,582       15,581
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.00%                 4/1/2007        5,380        5,772
New York State Thruway Auth. Rev. (Service Contract)                 5.00%                3/15/2008       10,000       10,771
New York State Thruway Auth. Rev. BAN                                2.25%                10/6/2005       60,000       60,605
New York State Urban Dev. Corp. Rev. (Correctional Fac.)             5.00%                 1/1/2005        2,000        2,048
New York State Urban Dev. Corp. Rev. (Correctional Fac.)             5.00%                 1/1/2006       10,000       10,487
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)                                                5.00%                3/15/2006        3,000        3,164
Triborough Bridge & Tunnel Auth. New York Rev.                       5.00%               11/15/2005       10,000       10,507
                                                                                                                      394,075
NORTH CAROLINA (2.7%)
Charlotte NC Water & Sewer System Rev. VRDO                          1.06%                 5/7/2004       33,410       33,410
Charlotte NC Water & Sewer System Rev. VRDO                          1.10%                 5/7/2004       14,000       14,000
Mecklenburg County NC GO                                             5.50%                 4/1/2006       11,625       12,421
North Carolina COP                                                   4.00%               6/1/2006 +        2,500        2,602
North Carolina Eastern Muni. Power Agency Rev.                       6.00%             1/1/2006 (1)        6,000        6,396
North Carolina GO                                                    5.00%                 3/1/2006        2,000        2,114
North Carolina GO                                                    5.00%                 3/1/2007        5,000        5,376
North Carolina GO                                                    5.00%                 5/1/2007        8,000        8,630
North Carolina GO                                                    5.00%                 2/1/2008       27,585       29,950
North Carolina Medical Care Comm. Hosp.
(Moses H. Cone Memorial Hosp.) VRDO                                  1.08%                 5/7/2004        9,400        9,400
                                                                                                                      124,299
OHIO (3.8%)
Chillicothe OH City School Dist. BAN                                 2.00%                9/30/2004       17,000       17,049
Cleveland OH Airport System Rev. VRDO                                1.08%             5/7/2004 (4)        9,000        9,000
Cleveland OH Water Works Rev.                                        6.00%             1/1/2005 (1)        4,545        4,687
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO                1.10%             5/7/2004 LOC        7,300        7,300
Hamilton OH Electric System Rev. VRDO                                1.10%             5/7/2004 (4)        2,800        2,800
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                       5.00%                10/1/2005        7,220        7,540
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                       6.00%             9/1/2006 (1)        1,500        1,633
Ohio Air Quality Dev. Auth. (Ohio Edison Co.) PUT                    3.25%             2/1/2008 (2)       10,000       10,146
Ohio Building Auth. Rev. (Admin. Building Fund)                      5.00%            10/1/2004 (4)        4,145        4,210
Ohio GO                                                              5.00%                3/15/2006        9,000        9,513
Ohio GO                                                              5.00%                 8/1/2006        5,000        5,334

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
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
SHORT-TERM TAX-EXEMPT FUND                                          COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Ohio Higher Educ. Capital Fac. Rev.                                  5.25%                12/1/2005 $     10,000  $    10,564
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO                                    1.08%                 5/7/2004        6,400        6,400
Ohio Higher Educ. Fac. Comm. Rev. (Kenyon College) VRDO              1.13%                 5/7/2004        5,500        5,500
Ohio Highway Capital Improvements Rev.                               5.00%                 5/1/2004        3,705        3,705
Ohio Highway Capital Improvements Rev.                               5.00%                 5/1/2005       10,000       10,366
Ohio Highway Capital Improvements Rev.                               5.00%                 5/1/2005        5,970        6,188
Ohio Highway Capital Improvements Rev.                               5.00%                 5/1/2006        2,500        2,653
Ohio Major New State Infrastructure Project Rev.                     5.00%                6/15/2008        6,750        7,342
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO               1.13%                 5/3/2004          600          600
Ohio State Univ. General Receipts Rev.                               4.00%                 6/1/2005       17,000       17,473
Ohio State Univ. General Receipts Rev. VRDO                          1.09%                 5/7/2004        3,000        3,000
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT                   3.40%                10/1/2004        4,350        4,370
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO                         1.07%             5/7/2004 (1)        5,900        5,900
Ohio Water Dev. Auth. Water PCR                                      5.00%                 6/1/2007        3,000        3,233
Univ. of Toledo OH General Receipts VRDO                             1.10%             5/3/2004 (3)        7,000        7,000
                                                                                                                      173,506
OKLAHOMA (1.2%)
Grand River Dam Auth. Oklahoma Rev.                                  5.70%             6/1/2005 (1)       10,000       10,465
Grand River Dam Auth. Oklahoma Rev.                                  5.70%             6/1/2005 (4)       10,150       10,621
Oklahoma City OK GO                                                  5.00%                 7/1/2006        2,055        2,187
Oklahoma County OK GO                                                5.00%             2/1/2005 (3)        6,000        6,166
Oklahoma County OK GO                                                5.00%             2/1/2005 (3)        5,500        5,653
Oklahoma GO                                                          5.00%            7/15/2007 (3)        2,000        2,166
Tulsa County OK Ind. Auth. Rev.                                      5.00%             1/1/2005 (2)        6,100        6,251
Tulsa County OK Ind. Auth. Rev.                                      4.00%                5/15/2005        2,750        2,824
Tulsa County OK Ind. Auth. Rev.                                      5.00%             7/1/2005 (2)        6,300        6,561
Tulsa County OK Ind. Auth. Rev.                                      4.00%                5/15/2006        3,275        3,407
                                                                                                                       56,301
OREGON (0.5%)
Oregon State Dept. Administrative Services                           4.00%             9/1/2005 (4)        6,000        6,196
Portland OR Sewer System Rev.                                        6.00%             6/1/2006 (3)       14,720       15,923
                                                                                                                       22,119
PENNSYLVANIA (6.3%)
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.                                       5.00%                 7/1/2007        4,865        5,233
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO                            1.09%                 5/3/2004        1,300        1,300
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO                            1.10%                 5/3/2004          600          600
Pennsylvania GO                                                      0.00%             7/1/2004 (1)        7,500        7,484
Pennsylvania GO                                                      5.00%                9/15/2004       10,000       10,140
Pennsylvania GO                                                      5.00%                 2/1/2005       12,870       13,228
Pennsylvania GO                                                     5.125%            9/15/2005 (2)        3,200        3,355
Pennsylvania GO                                                      5.00%               10/15/2005        5,700        5,978
Pennsylvania GO                                                      5.00%                1/15/2006        4,250        4,474
Pennsylvania GO                                                      5.00%                 2/1/2006       11,810       12,445
Pennsylvania GO                                                      5.00%                 2/1/2006       10,865       11,450
Pennsylvania GO                                                     5.375%    5/15/2006 (3)(Prere.)       14,000       15,181
Pennsylvania GO                                                     5.375%    5/15/2006 (3)(Prere.)       16,570       17,968
Pennsylvania GO                                                      5.00%                10/1/2006       13,685       14,653

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
SHORT-TERM TAX-EXEMPT FUND                                          COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Pennsylvania GO                                                      5.00%                1/15/2007 $      3,150  $   3,372
Pennsylvania GO                                                      5.50%             7/1/2007 (1)       20,000     21,913
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO                                         1.10%                 5/3/2004        5,900      5,900
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Drexel Univ.) PUT                                                   2.25%             2/1/2005 LOC       21,140     21,281
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Gannon Univ.) PUT                                                  3.625%             5/1/2006 LOC        4,000      4,117
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Kings College) PUT                                                 3.625%             5/1/2006 LOC        5,500      5,660
Pennsylvania Higher Educ. Fac. Auth. Rev.
(St. Joseph's Univ.) PUT                                             1.75%            11/1/2005 LOC        9,200      9,200
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System
Obligated Group) VRDO                                                1.09%             5/7/2004 LOC       13,300     13,300
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pennsylvania Health System
Obligated Group) VRDO                                                1.09%             5/7/2004 LOC        8,000      8,000
Pennsylvania State Univ. Rev.                                        5.00%                8/15/2004        3,000      3,032
Pennsylvania State Univ. Rev.                                        5.00%                8/15/2005        6,045      6,312
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) PUT                               5.00%             7/1/2007 (1)       11,000     11,836
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                              1.10%                 5/3/2004          500        500
Philadelphia PA IDA Rev. (Philadelphia Airport System)               5.25%             7/1/2004 (3)        3,580      3,603
Philadelphia PA Muni. Auth. Rev.                                     5.00%            5/15/2006 (4)        3,660      3,878
Pittsburgh PA Water & Sewer Auth. Rev.                               1.90%             9/1/2006 (4)       11,930     11,880
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO                         1.12%             5/7/2004 (2)        4,600      4,600
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO                         1.12%             5/7/2004 (2)        3,600      3,600
Southcentral Pennsylvania General Auth. Rev. PUT                     4.50%            12/1/2008 (2)        4,500      4,802
Univ. of Pittsburgh of the Commonwealth System of
Higher Educ. Pennsylvania (Univ. Capital Project) VRDO               1.09%                 5/7/2004        5,700      5,700
Washington County PA Higher Educ.
(Pooled Equipment Lease Program) VRDO                                1.12%             5/7/2004 LOC        9,100      9,100
                                                                                                                    285,075
PUERTO RICO (0.1%)
Puerto Rico Muni. Finance Agency                                     4.25%             8/1/2005 (4)        4,000      4,141
Puerto Rico Muni. Finance Agency                                     4.00%             8/1/2006 (4)        2,000      2,093
                                                                                                                      6,234
RHODE ISLAND (1.3%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)                                      5.00%                6/15/2005       26,205     27,245
Rhode Island Econ. Dev. Corp. Airport Rev.                           5.00%             7/1/2006 (3)        2,705      2,869
Rhode Island Econ. Dev. Corp. Airport Rev.                           5.00%             7/1/2007 (3)        2,830      3,031
Rhode Island Housing & Mortgage Finance Corp. Rev.                   4.00%                3/24/2005       13,125     13,416
Rhode Island Housing & Mortgage Finance Corp. Rev.                  3.375%                11/1/2005       12,500     12,811
                                                                                                                     59,372
SOUTH CAROLINA (0.4%)
South Carolina GO                                                    5.00%                 1/1/2005       10,000     10,250
South Carolina GO                                                    2.50%                 4/1/2006        4,765      4,823

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
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                           MATURITY        AMOUNT     VALUE*
SHORT-TERM TAX-EXEMPT FUND                                          COUPON                     DATE         (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
South Carolina Public Service Auth. Rev.                             5.00%                 1/1/2005  $      2,000 $    2,049
South Carolina Public Service Auth. Rev.                             5.00%                 1/1/2006         3,000      3,151
                                                                                                                      20,273
TENNESSEE (2.0%)
Memphis TN Electric System Rev                                       2.00%                12/1/2004        20,000     20,083
Memphis TN Electric System Rev.                                      5.00%                12/1/2005        15,000     15,773
Memphis TN Electric System Rev.                                      5.00%                12/1/2006        25,000     26,793
Memphis-Shelby County TN Airport Auth. Rev.                          5.50%             3/1/2005 (4)         7,835      8,096
Metro. Govt. of Nashville & Davidson County TN GO                    5.00%               10/15/2004         9,940     10,109
Tennessee GO                                                         5.25%             2/1/2005 (3)         5,000      5,148
Tennessee GO                                                         4.00%                 8/1/2005         6,045      6,234
                                                                                                                      92,236
TEXAS (7.9%)
Austin TX Public Improvement GO                                      5.25%                 9/1/2004         6,000      6,079
Austin TX Water & Wastewater System Rev.                             5.25%           11/15/2005 (2)         6,070      6,398
Board of Regents of the Univ. of Texas System Rev.
Financing System                                                     5.00%                8/15/2005         5,000      5,220
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT                                       4.40%                5/15/2005        10,000     10,184
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT                                        4.00%                8/15/2005        10,000     10,309
Dallas TX Independent School Dist. GO                                5.00%                8/15/2005         4,000      4,176
Dallas-Fort Worth TX International Airport Rev.                      5.50%            11/1/2004 (3)         2,355      2,402
Dallas-Fort Worth TX International Airport Rev.                      5.00%            11/1/2005 (1)         4,235      4,430
Dallas-Fort Worth TX International Airport Rev.                      5.50%            11/1/2005 (3)         2,450      2,581
Denton TX Independent School Dist. PUT                               3.45%                1/31/2005         6,100      6,132
Gulf Coast TX Waste Disposal Auth. PCR
(Waste Management) PUT                                               2.85%                 5/1/2004         5,500      5,499
Harris County TX Flood Control Dist.                                 5.00%                10/1/2004         4,000      4,062
Harris County TX Flood Control Dist.                                 5.00%                10/1/2005         2,495      2,612
Harris County TX Health Fac. Dev. Corp. Rev.
(Christus Health)                                                    5.25%             7/1/2005 (1)        10,000     10,444
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                                               1.10%                 5/3/2004        13,900     13,900
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                                    1.10%                 5/3/2004        38,415     38,415
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                                          1.10%             5/3/2004 (1)         7,300      7,300
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men's Christian Assoc. of
Greater Houston) VRDO                                                1.10%             5/3/2004 LOC         7,000      7,000
Harris County TX Toll Road Rev.                                      5.00%           8/15/2006 (3)+         5,000      5,335
Houston TX GO                                                        5.00%             3/1/2006 (1)         7,060      7,444
Houston TX Water & Sewer System Rev.                                 0.00%            12/1/2004 (2)        10,740     10,660
Lewisville TX Independent School Dist.                               5.25%                8/15/2006         5,000      5,357
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT                                          2.15%                11/1/2004         9,000      8,992
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT                                          2.35%                11/1/2004        11,000     10,991
Mesquite TX Independent School Dist. GO                              5.00%              8/15/2006 +         1,825      1,946
Plano TX Independent School Dist.                                    5.50%       2/15/2006 (Prere.)         3,505      3,732

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
----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE      MARKET
                                                                                           MATURITY       AMOUNT      VALUE*
SHORT-TERM TAX-EXEMPT FUND                                          COUPON                     DATE        (000)       (000)
----------------------------------------------------------------------------------------------------------------------------
Red River TX Educ. Finance Rev.
(Texas Christian Univ.) VRDO                                         1.09%                 5/7/2004  $    13,000  $   13,000
Richardson TX Independent School Dist. GO                            5.00%                2/15/2005        5,000       5,144
San Antonio TX Electric & Gas Rev.                                   5.65%        2/1/2007 (Prere.)       10,740      11,814
San Antonio TX GO                                                    5.00%                 8/1/2005        9,725      10,142
San Antonio TX GO                                                    5.00%           8/1/2005 (ETM)          175         183
Texas A & M Univ. Rev. Financing System                              4.00%                5/15/2005        1,750       1,797
Texas GO Public Finance Auth.                                        5.75%       10/1/2004 (Prere.)        5,000       5,095
Texas GO Public Finance Auth.                                        5.75%       10/1/2004 (Prere.)        8,625       8,789
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2005 (2)        5,490       5,375
Texas Muni. Power Agency Rev.                                        4.00%             9/1/2005 (1)       19,880      20,508
Texas TRAN                                                           2.00%                8/31/2004       25,000      25,065
Texas Turnpike Auth. Central Texas Turnpike System Rev.              5.00%                 6/1/2008        5,000       5,417
Texas Water Dev. Board GO                                            5.00%                 8/1/2006        6,425       6,850
Trinity River Auth. Texas PCR (Texas Util. System) PUT               5.00%                11/1/2006       20,000      20,752
Univ. of Texas Permanent Univ. Fund Rev.                             5.00%                 7/1/2005        5,000       5,207
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO                      1.09%            5/7/2004 (10)       11,350      11,350
                                                                                                                     358,088
UTAH (0.9%)
Intermountain Power Agency Utah Power Supply Rev.                    4.50%             7/1/2007 (2)       10,000      10,628
Utah GO                                                              5.00%                 7/1/2006       17,875      19,043
Utah GO                                                              5.00%                 7/1/2007        8,300       8,976
                                                                                                                      38,647
VIRGINIA (1.8%)
Loudoun County VA GO                                                 5.25%                11/1/2005        4,410       4,650
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2004 (1)        3,005       3,056
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2005 (1)        4,290       4,508
Norfolk VA GO                                                        5.00%             7/1/2006 (4)        8,810       9,389
Peninsula Ports Auth. Virginia Rev.
(Dominion Term Assoc. Project) PUT                                   3.30%                10/1/2008        2,500       2,482
Richmond VA GO                                                       4.50%            7/15/2005 (4)        3,640       3,774
Virginia Beach VA Refunding & Public Improvement                     5.00%                 5/1/2007        7,170       7,733
Virginia College Building Auth. Educ. Fac. Rev.                      5.00%                 2/1/2007        5,185       5,560
Virginia Public School Auth. Rev.                                    4.00%                 2/1/2006       15,000      15,555
Virginia Public School Auth. Rev.                                    4.00%                 8/1/2006        7,500       7,841
Virginia Public School Auth. Rev.                                    5.00%                 8/1/2007        6,930       7,502
Virginia Public School Educ. Technology Notes                        5.00%                4/15/2005       10,445      10,812
                                                                                                                      82,862
WASHINGTON (2.2%)
King County WA GO                                                    5.00%                 6/1/2007        6,130       6,607
King County WA Sewer Rev.                                            5.00%             1/1/2005 (4)        2,250       2,306
King County WA Sewer Rev.                                            5.00%             1/1/2006 (4)        3,000       3,153
Port of Seattle WA GO                                                5.00%            11/1/2006 (4)        5,490       5,866
Port of Seattle WA GO                                                5.00%            11/1/2006 (4)        9,485      10,134
Port of Seattle WA GO                                                5.00%            11/1/2007 (4)        5,765       6,205
Port of Seattle WA Rev.                                              5.00%             9/1/2004 (3)        3,000       3,036
Port of Seattle WA Rev.                                              5.25%             9/1/2006 (3)        3,000       3,202
Seattle WA GO                                                        5.00%                 7/1/2005       12,025      12,521
Seattle WA GO                                                        3.00%                10/1/2005       13,055      13,309
Seattle WA Muni. Light & Power Rev.                                  4.00%            11/1/2005 (4)        5,525       5,717
Washington GO                                                        5.00%                 9/1/2005        5,180       5,413

----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE      MARKET
                                                                                           MATURITY       AMOUNT      VALUE*
SHORT-TERM TAX-EXEMPT FUND                                          COUPON                     DATE        (000)       (000)
----------------------------------------------------------------------------------------------------------------------------
Washington GO                                                        4.00%             1/1/2006 (2)  $     3,920  $    4,055
Washington GO                                                        5.50%        6/1/2006 (Prere.)        6,050       6,496
Washington Health Care Fac. Auth. (Sisters of Providence)            6.00%            10/1/2004 (2)        5,515       5,624
Washington Public Power Supply System Rev.
(Nuclear Project)                                                    5.00%                 7/1/2005        5,000       5,204
                                                                                                                      98,848
WEST VIRGINIA (0.2%)
West Virginia GO                                                     5.50%             6/1/2005 (4)        5,160       5,389
West Virginia Higher Educ. Policy Comm. Rev.                         5.00%             4/1/2005 (1)        1,500       1,550
West Virginia Higher Educ. Policy Comm. Rev.                         5.00%             4/1/2007 (1)          500         537
West Virginia Higher Educ. Policy Comm. Rev.                         5.00%             4/1/2008 (1)        2,500       2,711
                                                                                                                      10,187
WISCONSIN (1.7%)
Kenosha WI GO                                                        4.00%             9/1/2005 (4)        1,090       1,125
Kenosha WI GO                                                        4.00%             9/1/2006 (4)        2,100       2,195
Kenosha WI GO                                                        4.00%             9/1/2007 (4)        1,695       1,780
Milwaukee WI GO                                                      6.00%                 2/1/2005        9,300       9,624
Univ. of Wisconsin Hosp. & Clinics Auth. Rev.
(Univ. of Wisconsin Hosp.) VRDO                                      1.09%             5/7/2004 (1)        6,000       6,000
Wisconsin GO                                                         5.00%                 5/1/2007       12,405      13,334
Wisconsin GO                                                         5.00%                 5/1/2008        5,000       5,420
Wisconsin Health & Educ. Fac. Auth. Rev.
(Aurora Health Care ) TOB VRDO                                       1.13%             5/7/2004 (1)       25,000      25,000
Wisconsin Transp. Rev.                                               5.00%                 7/1/2008       12,385      13,485
                                                                                                                      77,963
WYOMING (0.5%)
Wyoming Educ. Fund TRAN                                              1.75%                6/29/2004       22,000      22,020
                                                                                                                  ----------
----------------------------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(COST $4,529,469)                                                                                                  4,541,696
----------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.3%)
----------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                  65,328
Liabilities                                                                                                         (53,580)
                                                                                                                  ----------
                                                                                                                      11,748
                                                                                                                  ----------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                 $4,553,444
============================================================================================================================

*See Note A in Notes to Financial Statements.
*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate value of these securities was $95,205,000, representing 2.1% of net assets.
For key to abbreviations and other references, see page 118.

--------------------------------------------------------------------------------
                                                                          AMOUNT
SHORT-TERM TAX-EXEMPT FUND                                                 (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $4,544,188
Undistributed Net Investment Income                                           --
Accumulated Net Realized Losses                                          (2,971)
Unrealized Appreciation                                                   12,227
--------------------------------------------------------------------------------
NET ASSETS                                                            $4,553,444
================================================================================

Investor Shares--Net Assets
Applicable to 140,696,520 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $2,205,052
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $15.67
================================================================================

Admiral Shares--Net Assets
Applicable to 149,842,424 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $2,348,392
--------------------------------------------------------------------------------
NET ASSET VALUE PER  SHARE---ADMIRAL  SHARES                              $15.67
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                           MATURITY        AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE         (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.1%)
----------------------------------------------------------------------------------------------------------------------------
ALABAMA (1.2%)
Birmingham AL GO                                                     5.25%             4/1/2005 (4)  $      5,000 $    5,179
Huntsville AL Health Care Fac. Auth. PUT                             4.65%             6/1/2005 (1)        23,145     23,858
Huntsville AL Health Care Fac. Auth. PUT                             4.65%             6/1/2005 (1)         1,380      1,423
Jefferson County AL Sewer Rev. (Capital Improvement)                5.125%     2/1/2009 (3)(Prere.)        29,405     32,329
Jefferson County AL Sewer Rev. (Capital Improvement)                5.125%     2/1/2009 (3)(Prere.)         5,785      6,360
Jefferson County AL Sewer Rev. (Capital Improvement)
VRDO                                                                 1.08%            5/7/2004 (10)        15,000     15,000
                                                                                                                      84,149
ALASKA (1.1%)
Alaska GO                                                            5.25%             8/1/2007 (4)         6,760      7,359
Alaska GO                                                            5.00%            7/15/2008 (4)         6,605      7,194
Alaska Housing Finance Corp. (State Capital)                         5.50%             6/1/2004 (1)         7,245      7,271
North Slope Borough AK GO                                            0.00%            6/30/2004 (4)         8,955      8,936
North Slope Borough AK GO                                            0.00%            6/30/2006 (1)        19,250     18,383
North Slope Borough AK GO                                            0.00%            6/30/2007 (1)         8,000      7,344
North Slope Borough AK GO                                            0.00%            6/30/2008 (1)        17,100     14,988
                                                                                                                      71,475
ARIZONA (1.5%)
Arizona COP                                                          5.00%             9/1/2006 (4)         6,780      7,237
Arizona Transp. Board Excise Tax Rev.                                5.00%          7/1/2004 (ETM)*           800        805

Arizona Transp. Board Excise Tax Rev.                                5.00%               7/1/2004 *        14,365     14,456
Arizona Transp. Board Highway Rev.                                   5.50%                 7/1/2004        15,040     15,148
Arizona Transp. Board Highway Rev.                                   8.00%                 7/1/2004         6,300      6,371
Mesa AZ Util. System Rev.                                            5.00%             7/1/2008 (1)         6,500      7,080
Mohave County AZ IDA Correctional Fac.
Contract Rev. (Mohave Prison Project)                                5.00%            4/1/2008 (10)         2,000      2,157
Mohave County AZ IDA Correctional Fac.
Contract Rev. (Mohave Prison Project)                                5.00%            4/1/2010 (10)         5,090      5,488
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev.                                                   5.25%                 1/1/2006         9,375      9,896
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev.                                                   5.15%                 1/1/2007         7,630      8,192
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev.                                                   5.00%                 1/1/2008         8,650      9,356
Salt River Project Arizona Agricultural Improvement
& Power Dist. Rev.                                                   5.00%                 1/1/2009        10,000     10,874
Univ. of Arizona Board of Regents                                    5.90%             6/1/2008 (4)         4,095      4,594
                                                                                                                     101,654
CALIFORNIA (5.1%)
California Dept. of Water Resources Water System Rev.
(Central Valley)                                                     8.25%                12/1/2005         5,685      6,274
California GO                                                        5.25%                 3/1/2006        21,000     22,090
California GO                                                        4.75%                 6/1/2007         1,000      1,058
California GO                                                        5.25%                11/1/2008        10,000     10,833
California Higher Educ. Loan Auth. Student Loan Rev. PUT             6.50%                 6/1/2005         7,000      7,266
California PCR Financing Auth. Rev.
(Southern California Edison Co.) PUT                                 2.00%                 3/1/2006        20,000     19,750
California Pollution Control Financing Auth.
Solid Waste Disposal Rev. (Waste Management) PUT                     4.85%               11/30/2007         6,000      6,254
California Rev. Anticipation Warrant                                 2.00%                6/16/2004        42,000     42,039

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
California State Dept. Water Resources Power Supply Rev.             5.25%             5/1/2007 (1) $     14,725  $  15,962
California State Dept. Water Resources Power Supply Rev.             5.50%                 5/1/2007       25,335     27,299
California State Dept. Water Resources Power Supply Rev.             5.00%             5/1/2008 (1)        8,000      8,695
California State Dept. Water Resources Power Supply Rev.             5.25%             5/1/2009 (1)       10,000     11,025
California State Dept. Water Resources Power Supply Rev.
VRDO                                                                 1.08%             5/3/2004 LOC        2,200      2,200
California State Dept. Water Resources Power Supply Rev.
VRDO                                                                 1.07%             5/7/2004 LOC       26,100     26,100
California State Dept. Water Resources Power Supply Rev.
VRDO                                                                 1.07%             5/7/2004 (2)       18,400     18,400
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                                              3.85%                 8/1/2006       15,000     15,414
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                                              4.35%                 3/1/2007       19,325     20,004
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                                             2.625%                 5/1/2008       17,500     16,997
Chula Vista CA IDR (San Diego Gas & Electric) PUT                    7.00%                12/1/2005       10,000     10,643
Golden State Tobacco Securitization Corp. California                 5.00%                 6/1/2009        3,000      3,191
Golden State Tobacco Securitization Corp. California                 5.00%                 6/1/2010        2,500      2,659
Long Beach CA Harbor Rev.                                            4.00%            5/15/2009 (3)        6,095      6,279
Long Beach CA Harbor Rev. PUT                                        4.00%            5/14/2004 (1)       25,000     25,049
Los Angeles CA USD COP                                               5.00%             8/1/2006 (2)        4,775      5,103
Los Angeles CA USD COP                                               5.00%             8/1/2007 (2)        4,720      5,118
San Jose CA Redev. Agency                                            5.25%            8/1/2008 (1)+        3,180      3,510
Santa Clara Valley CA Water Dist.
Refunding & Improvement COP                                          5.00%             2/1/2008 (3)        4,385      4,758
                                                                                                                    343,970
COLORADO (4.2%)
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.                                              0.00%       8/31/2005 (Prere.)      280,005     57,213
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.                                              0.00%       8/31/2005 (Prere.)       11,920      8,342
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.                                              0.00%       8/31/2005 (Prere.)      114,235     54,398
Arapahoe County CO Capital Improvement
Trust Fund Highway Rev.                                              7.00%       8/31/2005 (Prere.)       17,000     18,733
Colorado Dept. of Transp. Rev.                                       5.25%                6/15/2006        2,335      2,495
Colorado Dept. of Transp. Rev.                                       5.25%                6/15/2007        2,035      2,210
Colorado Dept. of Transp. Rev.                                       5.50%            6/15/2007 (1)       18,000     19,690
Colorado Dept. of Transp. Rev.                                       5.25%                6/15/2008        2,530      2,776
Colorado Health Fac. Auth. Rev.
(Catholic Health Initiatives)                                        5.50%                 9/1/2006        5,490      5,872
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Leavenworth) VRDO                                1.09%                 5/7/2004       15,000     15,000
Colorado Springs CO Util. System Rev.                                5.25%               11/15/2006        9,265      9,999
Colorado Springs CO Util. System Rev.                                5.25%               11/15/2007        5,890      6,446
Denver CO City & County Airport Rev.                                 5.50%           11/15/2005 (2)        9,375      9,892
Denver CO City & County Auditorium Theatre & Zoo GO                  5.50%                 8/1/2008       12,835     14,253
Denver CO City & County COP (Wellington E. Webb) VRDO                1.04%             5/7/2004 (2)       12,745     12,745
Denver CO City & County GO                                           5.00%                 8/1/2007        5,000      5,406
Denver CO City & County GO (Medical Fac.)                            5.00%                 8/1/2008        8,770      9,560
Lowry Econ. Redev. Auth. Colorado Rev. VRDO                          1.10%             5/7/2004 LOC       14,135     14,135

----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE      MARKET
                                                                                           MATURITY       AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)       (000)
----------------------------------------------------------------------------------------------------------------------------
Regional Transp. Dist. of Colorado COP
(Transit Vehicles Project) PUT                                       2.30%             6/1/2007 (2) $     15,000  $   14,914
                                                                                                                     284,079
CONNECTICUT (2.7%)
Connecticut GO                                                       5.00%                3/15/2005        3,000       3,096
Connecticut GO                                                       6.25%          5/15/2005 (ETM)           80          84
Connecticut GO                                                       6.25%                5/15/2005       10,000      10,507
Connecticut GO                                                       5.00%                6/15/2005       13,810      14,364
Connecticut GO                                                       5.00%                3/15/2006       17,045      18,016
Connecticut GO                                                       4.00%            3/15/2007 (1)        6,200       6,491
Connecticut GO                                                       5.00%                4/15/2007       17,985      19,353
Connecticut GO                                                       5.25%                6/15/2007       12,760      13,870
Connecticut GO                                                       5.00%               11/15/2007       19,340      21,017
Connecticut GO                                                       5.00%               11/15/2007        7,250       7,879
Connecticut GO                                                       5.00%               12/15/2007       10,040      10,925
Connecticut GO                                                       5.25%               12/15/2007        7,370       8,083
Connecticut GO                                                       5.00%                 3/1/2008        8,545       9,265
Connecticut GO                                                       5.00%               11/15/2008       10,000      10,934
Connecticut GO                                                       5.00%               12/15/2008        3,400       3,721
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure) VRDO                                        1.09%             5/7/2004 (2)       26,485      26,485
                                                                                                                     184,090
DELAWARE (0.5%)
Delaware GO                                                          5.25%                 7/1/2007       20,260      22,096
Delaware Transp. Auth. Transp. System Rev.                           5.00%             7/1/2005 (1)        8,890       9,260
                                                                                                                      31,356
DISTRICT OF COLUMBIA (1.5%)
District of Columbia GO                                              5.80%             6/1/2004 (3)        5,480       5,501
District of Columbia GO                                              5.80%        6/1/2004 (3)(ETM)        1,125       1,129
District of Columbia GO                                              5.00%             6/1/2005 (2)        6,935       7,199
District of Columbia GO                                              5.30%             6/1/2005 (2)       10,900      11,350
District of Columbia GO                                              5.25%             6/1/2007 (1)       16,000      17,324
District of Columbia GO                                              5.50%             6/1/2007 (4)        8,785       9,577
District of Columbia GO                                              5.25%             6/1/2008 (1)        5,355       5,855
District of Columbia GO                                              5.50%        6/1/2008 (4)(ETM)        1,220       1,353
District of Columbia GO                                              5.50%             6/1/2008 (4)        3,530       3,894
District of Columbia GO                                              5.50%             6/1/2010 (4)       10,000      11,118
District of Columbia GO VRDO                                         1.09%             5/7/2004 (1)       14,020      14,020
District of Columbia Univ. Rev. (George Washington Univ.)            5.50%            9/15/2004 (1)        4,000       4,063
Metro. Washington Airports Auth. Airport System Rev.                 5.50%                10/1/2006        4,745       5,075
Washington DC Metro. Area Transit Auth. Rev.                         5.00%             7/1/2007 (1)        2,250       2,434
Washington DC Metro. Area Transit Auth. Rev.                         5.00%             7/1/2008 (1)        4,180       4,562
                                                                                                                     104,454
FLORIDA (3.9%)
Broward County FL GO                                                 5.00%                 1/1/2007        8,300       8,886
Broward County FL GO                                                 5.00%                 1/1/2008        4,000       4,331
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)                                             5.375%                12/1/2010        4,900       5,280
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)                                              4.50%                12/1/2011        5,900       6,019
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)                                                 5.50%                12/1/2008       22,980      25,182

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)                                                5.375%                12/1/2009 $      2,000  $   2,168
Broward County FL School Dist. GO                                    5.00%                2/15/2006        3,170      3,344
Broward County FL School Dist. GO                                    5.00%                2/15/2007        2,890      3,101
Florida Board of Educ. Capital Outlay                                6.50%                 6/1/2004        5,565      5,590
Florida Board of Educ. Capital Outlay                                5.25%                 1/1/2006        3,540      3,736
Florida Board of Educ. Capital Outlay                                5.00%                 6/1/2008        4,000      4,353
Florida Board of Educ. Public Educ.                                  5.25%                 6/1/2007        4,890      5,311
Florida Board of Educ. Public Educ.                                  5.00%             6/1/2008 (4)       19,600     21,346
Florida Board of Educ. Public Educ.                                  5.25%                 6/1/2008        5,055      5,550
Florida Correctional Privatization Comm. COP                         5.25%             8/1/2008 (1)        4,335      4,767
Florida Dept. of Environmental Protection
& Preservation Rev.                                                  5.00%             7/1/2007 (1)       10,000     10,811
Florida Dept. of Environmental Protection Rev.
(Florida Forever)                                                    5.00%             7/1/2008 (1)       11,000     11,995
Florida Dept. of Transp.                                             5.00%                 7/1/2007        5,270      5,697
Florida Dept. of Transp.                                             5.25%                 7/1/2008        4,670      5,138
Florida Division Board Financial Dept. of General Services
Systems Rev. (Dept. of Environmental Protection)                     6.00%             7/1/2004 (2)       10,815     10,901
Florida Turnpike Auth. Rev.                                          5.25%             7/1/2007 (4)        5,855      6,374
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.          5.00%            10/1/2005 (1)        6,855      7,174
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.          5.25%            10/1/2006 (1)        7,830      8,413
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.          5.25%            10/1/2007 (1)        6,995      7,624
JEA Florida St. Johns River Power Park Rev.                          5.00%                10/1/2008       21,000     22,816
Orange County FL Educ. Fac. Auth. Rev.
(Rollins College) VRDO                                               1.10%             5/3/2004 LOC        1,100      1,100
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)                                        6.00%       10/1/2004 (1)(ETM)        2,81 5     2,871
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare)                                        6.00%            10/1/2004 (1)        1,160      1,182
Orlando FL Util. Comm. Water & Electric Rev.                         5.00%                10/1/2008        4,835      5,280
Orlando FL Util. Comm. Water & Electric Rev. PUT                     5.00%                10/1/2008       20,000     21,734
Palm Beach County FL Airport System Rev.                             5.50%            10/1/2005 (1)        8,830      9,302
Palm Beach County FL School Dist. GO                                 5.00%             8/1/2004 (1)        8,715      8,798
Sunshine State Florida Govt. Financing Comm. Rev. VRDO               1.09%             5/7/2004 (2)        5,900      5,900
                                                                                                                    262,074
GEORGIA (4.4%)
Athens-Clarke County GA Unified Govt. Dev. Auth. Rev.
(Univ. of Georgia Athletic Assn.) VRDO                               1.10%             5/3/2004 LOC       14,700     14,700
Atlanta GA Airport Fac. Rev.                                         0.00%             1/1/2010 (1)        8,250      6,183
Atlanta GA Airport General Rev. BAN                                  1.10%               10/16/2004       25,000     24,985
Atlanta GA Water & Sewer Rev.                                        5.25%     1/1/2007 (3)(Prere.)       15,300     16,635
Atlanta GA Water & Wastewater Rev. VRDO                              1.08%             5/7/2004 (4)       22,080     22,080
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT                                 4.45%                12/1/2008       25,000     26,208
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                                        1.10%             5/3/2004 (2)       14,185     14,185
Fulton County GA Dev. Auth.
(Robert A. Woodruff Arts Center) VRDO                                1.07%                 5/7/2004       10,000     10,000
Fulton DeKalb GA Hosp. Auth.                                         5.00%             1/1/2008 (4)        3,000      3,235
Georgia GO                                                           6.25%                 3/1/2006        5,000      5,389
Georgia GO                                                           6.00%                 7/1/2007       10,580     11,749

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                           MATURITY        AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE         (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
Georgia GO                                                           6.00%                10/1/2008  $     10,670 $   12,094
Georgia Road & Tollway Auth. Rev.
(Governors Transp. Choices)                                          5.25%                 3/1/2007         6,185      6,693
Georgia Road & Tollway Auth. Rev.
(Governors Transp. Choices)                                          5.25%                 3/1/2009        10,355     11,432
Gwinnett County GA Hosp. Auth. Rev.
(Gwinnett Hosp. System Inc.) VRDO                                    1.09%             5/7/2004 LOC         3,000      3,000
Henry County GA GO                                                   4.00%                 7/1/2006         5,130      5,353
Henry County GA School Dist. GO                                      5.00%                 4/1/2007        11,415     12,277
Henry County GA School Dist. GO                                      5.00%                 4/1/2008        25,585     27,789
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.                                               6.25%             7/1/2006 (1)        10,000     10,900
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.                                               6.25%             7/1/2008 (1)         4,000      4,544
Muni. Electric Auth. Georgia Subordinate
Bonds Project One PUT                                                5.00%             1/1/2009 (2)        10,000     10,770
Newton County GA School Dist. GO                                     5.50%                 8/1/2004         6,185      6,250
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)                                                        5.50%                11/1/2006         8,000      8,675
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)                                                        5.50%                11/1/2007         6,270      6,907
Private Colleges & Univ. Auth. of Georgia Rev.
(Emory Univ.)                                                        5.25%                 9/1/2008        10,000     11,002
Richmond County GA Board of Educ. GO                                 5.00%                11/1/2005         5,000      5,246
                                                                                                                     298,281
HAWAII (2.2%)
Hawaii Airport System Rev.                                           5.50%             7/1/2006 (3)        10,000     10,691
Hawaii Airport System Rev.                                           5.50%             7/1/2007 (3)        10,000     10,826
Hawaii Airport System Rev.                                           6.00%             7/1/2007 (3)         6,000      6,582
Hawaii Airport System Rev.                                           5.50%             7/1/2009 (3)        10,275     11,198
Hawaii GO                                                            5.70%       10/1/2004 (1)(ETM)        10,000     10,185
Hawaii GO                                                            6.25%             3/1/2005 (3)         8,585      8,935
Hawaii GO                                                            5.50%             4/1/2005 (1)        13,630     14,150
Hawaii GO                                                            6.00%            11/1/2005 (3)         5,000      5,323
Hawaii GO                                                            5.25%             2/1/2007 (4)        10,375     11,180
Hawaii GO                                                            5.00%             4/1/2007 (1)        10,000     10,743
Hawaii GO                                                            5.50%             8/1/2007 (3)         2,330      2,555
Hawaii GO                                                            5.25%             2/1/2008 (4)        10,000     10,912
Hawaii GO                                                            5.00%             4/1/2008 (1)        10,000     10,846
Hawaii GO                                                            5.75%             4/1/2008 (1)         4,005      4,455
Hawaii GO                                                            5.50%             8/1/2008 (3)         6,755      7,495
Honolulu HI City & County GO                                         5.00%             7/1/2008 (1)        12,740     13,872
                                                                                                                     149,948
ILLINOIS (5.7%)
Chicago IL O'Hare International Airport Rev.                         5.50%             1/1/2006 (2)        16,120     16,984
Chicago IL O'Hare International Airport Rev.                         5.50%             1/1/2006 (2)         3,970      4,183
Chicago IL O'Hare International Airport Rev.                         5.50%             1/1/2007 (2)         3,140      3,363
Chicago IL School Finance Auth. GO                                   5.10%             6/1/2004 (3)        10,000     10,032
Chicago IL Transit Auth. Capital Grant Receipts Rev.
(Douglas Branch Project)                                             4.00%             6/1/2006 (2)         6,500      6,511
Illinois Dev. Finance Auth. Hosp. Rev.
(Evanston Northwestern Healthcare Corp.) VRDO                        1.08%                 5/7/2004         9,500      9,500

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Illinois Dev. Finance Auth. PCR (Commonwealth Edison)                4.40%            12/1/2006 (2)     $ 27,500  $  29,074
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison) PUT                                            4.40%            12/1/2006 (2)       14,265     15,081
Illinois Dev. Finance Auth. Rev. (Provena Health)                    5.50%            5/15/2004 (1)        4,740      4,748
Illinois Dev. Finance Auth. Rev. (Provena Health)                    5.50%            5/15/2005 (1)        2,500      2,602
Illinois Dev. Finance Auth. Rev. (Provena Health)                    5.50%            5/15/2006 (1)        2,000      2,132
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)                                                   5.85%                 2/1/2007        7,185      7,642
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) PUT                4.40%                 7/1/2004        6,225      6,258
Illinois GO                                                          5.50%                12/1/2004       12,000     12,294
Illinois GO                                                          5.00%             2/1/2005 (3)        4,500      4,624
Illinois GO                                                          4.00%                12/1/2006        5,000      5,239
Illinois GO                                                          5.00%            10/1/2007 (4)        9,000      9,742
Illinois GO                                                          5.25%            11/1/2007 (3)        5,000      5,461
Illinois GO                                                          5.00%                12/1/2007        5,475      5,942
Illinois GO                                                          5.00%                 3/1/2008        7,590      8,212
Illinois GO                                                          5.00%                 3/1/2008        5,000      5,410
Illinois GO                                                          5.25%                 8/1/2008       14,500     15,920
Illinois GO                                                          5.00%            10/1/2008 (4)        7,000      7,627
Illinois GO                                                          5.00%                10/1/2008        5,790      6,308
Illinois GO                                                          5.00%                10/1/2008       12,000     13,074
Illinois GO                                                          5.25%            11/1/2008 (3)        4,000      4,404
Illinois GO                                                          5.75%             1/1/2009 (3)        3,000      3,350
Illinois GO                                                          5.50%                 8/1/2009        8,610      9,589
Illinois GO                                                          5.00%                10/1/2009       14,800     16,131
Illinois Health Fac. Auth. Rev.
(Advocate Health Care Network)                                       5.25%          8/15/2005 (ETM)        2,085      2,185
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)        5.00%             6/1/2004 (1)        3,080      3,090
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)        5.00%             6/1/2006 (1)        4,400      4,656
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)        5.25%             6/1/2007 (1)        5,270      5,685
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)        4.50%            12/1/2007 (4)       10,000     10,541
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                                   1.10%                 5/3/2004       12,300     12,300
Illinois Health Fac. Auth. Rev.
(Northwestern Memorial Hosp.) VRDO                                   1.10%                 5/3/2004        5,200      5,200
Illinois Health Fac. Auth. Rev.
(OSF Healthcare System) VRDO                                         1.10%             5/3/2004 LOC        4,300      4,300
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO                       1.10%             5/3/2004 (1)       32,840     32,840
Illinois Sales Tax Rev.                                              5.60%                6/15/2004        4,000      4,021
Illinois Student Assistance Comm. Student Loan Rev.                  5.70%                 3/1/2006        4,000      4,049
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%            6/15/2008 (3)          170        149
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%       6/15/2008 (3)(ETM)        1,220      1,078
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%       6/15/2008 (3)(ETM)        6,500      5,744
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    5.25%            6/15/2008 (1)        3,250      3,563
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO                                     5.00%             6/1/2005 (3)        5,000      5,192

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO                                     5.00%             6/1/2006 (3)     $  6,950  $   7,377
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO                                     5.00%             6/1/2007 (3)        9,710     10,456
Regional Transp. Auth. Cook, Du Page, Kane, Lake,
McHenry, and Will Counties IL GO                                     5.25%             6/1/2008 (3)        9,855     10,796
                                                                                                                    384,659
INDIANA (0.7%)
Indiana Office Building Comm. Fac. Rev.
(New Castle Correctional Fac.)                                       5.25%             7/1/2008 (3)        3,040      3,325
Indiana Univ. Rev. (Student Fee)                                     5.25%             8/1/2004 (1)        4,000      4,040
Indiana Univ. Rev. (Student Fee)                                     5.25%             8/1/2005 (1)        1,345      1,407
Indiana Univ. Rev. (Student Fee)                                     5.25%             8/1/2007 (1)        1,000      1,087
Indianapolis IN Airport Auth. Rev.                                   5.00%             7/1/2004 (3)        5,000      5,030
Indianapolis IN Local Public Improvement Rev.                        5.50%                 2/1/2007       12,255     13,276
Rockport IN PCR (AEP Generating Co.) PUT                             4.05%            7/13/2006 (2)       21,000     21,890
                                                                                                                     50,055
KANSAS (0.2%)
Kansas Dept. of Transp. Highway Rev.                                 7.25%                 3/1/2006        5,820      6,386
Kansas Dept. of Transp. Highway Rev.                                 5.50%                 9/1/2006        6,000      6,480
Wichita KS Sales Tax Rev.                                            5.00%                 4/1/2007        2,610      2,802
                                                                                                                     15,668
KENTUCKY (2.4%)
Jefferson County KY GO                                               0.00%            8/15/2004 (4)        3,980      3,965
Jefferson County KY GO                                               0.00%            8/15/2005 (4)        4,780      4,685
Kenton County KY Airport Board Special Fac. Rev.
(Airis Cincinnati LLC) VRDO                                          1.12%                 5/7/2004       10,000     10,000
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev.
(Baptist Healthcare) VRDO                                            1.10%             5/3/2004 (1)        2,200      2,200
Kentucky Property & Building Comm. Rev.                              5.25%                 2/1/2005        4,090      4,211
Kentucky Property & Building Comm. Rev.                              5.50%             8/1/2006 (4)       10,520     11,338
Kentucky Property & Building Comm. Rev.                              5.25%             2/1/2007 (4)        1,500      1,617
Kentucky Property & Building Comm. Rev.                              5.25%             8/1/2007 (4)       13,000     14,161
Kentucky Property & Building Comm. Rev.                              5.50%                 8/1/2007        4,550      4,992
Kentucky Property & Building Comm. Rev.                              5.50%                 8/1/2008          210        233
Kentucky Property & Building Comm. Rev.                              5.50%           8/1/2008 (ETM)        7,290      8,109
Kentucky Property & Building Comm. Rev.                              6.00%                10/1/2008       10,000     11,326
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                                             6.50%             7/1/2007 (2)       18,000     20,239
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                                             5.50%             7/1/2008 (2)        5,060      5,613
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                                             5.75%             7/1/2008 (4)       26,760     29,946
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                                             5.50%             7/1/2009 (2)       15,000     16,745
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                  5.25%             7/1/2008 (4)        2,345      2,540
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                  5.25%             7/1/2010 (4)        2,700      2,904
Louisville & Jefferson County KY Regional Airport Auth.
Special Fac. (UPS Worldwide Forwarding) VRDO                         1.13%                 5/3/2004        5,900      5,900
                                                                                                                    160,724

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
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                           MATURITY        AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE         (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
LOUISIANA (1.0%)
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.           5.50%            12/1/2004 (4) $      5,145  $   5,272
Jefferson Parish LA Sales Tax Dist. Special Sales Tax Rev.           5.50%            12/1/2005 (4)        3,790      4,018
Jefferson Parish LA School Board Sales & Tax Rev.                    5.25%             2/1/2005 (1)        8,300      8,546
Jefferson Parish LA School Board Sales & Tax Rev.                    5.25%             2/1/2006 (1)        8,740      9,243
Jefferson Parish LA School Board Sales & Tax Rev.                    5.25%             2/1/2007 (1)        9,190      9,903
Louisiana GO                                                         5.25%             4/1/2006 (3)        9,335      9,918
Louisiana GO                                                         5.25%             5/1/2008 (3)        7,405      8,112
Louisiana Offshore Terminal Auth. Deep Water Port Rev.
(LOOP LLC Project) PUT                                               4.00%                 9/1/2008        5,000      5,118
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)                                            5.50%             7/1/2005 (4)        5,865      6,141
                                                                                                                     66,271
MARYLAND (1.4%)
Anne Arundel County MD GO                                            5.00%                 3/1/2008        7,375      8,013
Maryland Dept. of Transp.                                            5.25%                 2/1/2007        9,000      9,710
Maryland GO                                                          5.25%                 3/1/2007       21,005     22,753
Maryland GO                                                          5.25%                 2/1/2008        5,000      5,481
Maryland GO                                                          5.25%                 3/1/2008       24,935     27,367
Washington Suburban Sanitation Dist.
Maryland General Construction GO                                     5.25%                 6/1/2007       10,000     10,892
Washington Suburban Sanitation Dist.
Maryland Water Supply GO                                             5.25%                 6/1/2009       12,785     14,188
                                                                                                                     98,404
MASSACHUSETTS (4.1%)
Boston MA GO                                                         5.00%             2/1/2008 (1)        5,000      5,412
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)                               5.25%             1/1/2006 (1)       15,170     15,886
Massachusetts Dev. Finance Agency
Resource Recovery Rev. (SEMASS System)                               5.25%             1/1/2007 (1)       15,070     15,989
Massachusetts Educ. Finance Auth. Educ. Loan Rev.                    4.40%            12/1/2005 (1)        1,580      1,620
Massachusetts Educ. Finance Auth. Educ. Loan Rev.                    4.50%            12/1/2006 (1)        1,915      1,971
Massachusetts Educ. Finance Auth. Educ. Loan Rev.                    4.55%            12/1/2007 (1)        2,575      2,652
Massachusetts GAN                                                    5.75%                6/15/2007        9,650     10,582
Massachusetts GAN                                                    5.75%               12/15/2008       16,210     18,143
Massachusetts GO                                                     5.00%                 1/1/2005        4,500      4,609
Massachusetts GO                                                     5.00%                 2/1/2006        7,820      8,223
Massachusetts GO                                                     5.50%             2/1/2007 (1)       20,000     21,678
Massachusetts GO                                                     5.25%                12/1/2007       10,000     10,899
Massachusetts GO                                                     5.50%             2/1/2008 (1)       10,000     10,994
Massachusetts GO                                                     5.00%                 8/1/2008       10,000     10,838
Massachusetts GO                                                     5.25%        8/1/2008 (Prere.)        7,945      8,792
Massachusetts GO                                                    5.375%                 8/1/2008       10,000     10,987
Massachusetts GO                                                     5.75%                10/1/2008        6,710      7,489
Massachusetts GO                                                     5.25%                 1/1/2009       10,000     10,905
Massachusetts GO VRDO                                                1.12%                 5/7/2004       12,500     12,500
Massachusetts GO VRDO                                                1.12%                 5/7/2004       21,800     21,800
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                                    5.25%                 7/1/2004        2,500      2,512
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                                    5.25%                 7/1/2006        3,000      3,127

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                                    5.75%                 7/1/2006 $      5,385  $   5,669
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                                    5.75%                 7/1/2007        5,785      6,172
Massachusetts Health & Educ. Fac. Auth. Rev.
(Partners Healthcare System)                                         5.00%                 7/1/2007        1,000      1,073
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                                    5.50%             7/1/2008 (1)       15,400     17,006
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                                    5.00%             7/1/2009 (1)       14,110     15,332
Massachusetts Special Obligation Rev.                                7.50%             6/1/2007 (3)       16,425     18,886
                                                                                                                    281,746
MICHIGAN (3.9%)
Detroit MI Capital Improvement GO                                    5.00%             4/1/2008 (4)        7,275      7,885
Detroit MI Capital Improvement GO                                    5.00%             4/1/2009 (4)        6,135      6,672
Detroit MI Sewer System Rev.                                         5.00%             7/1/2010 (4)        8,510      9,267
Detroit MI Water Supply System VRDO                                  1.08%             5/7/2004 (3)       21,100     21,100
Greater Detroit MI Resource Recovery Auth.                           5.50%           12/13/2004 (2)       12,990     13,328
Michigan Building Auth. Rev.                                         6.50%          10/1/2004 (ETM)       14,500     14,821
Michigan Building Auth. Rev.                                         5.25%         10/15/2004 (ETM)       19,885     20,252
Michigan Building Auth. Rev.                                         5.50%               10/15/2007        5,945      6,541
Michigan Building Auth. Rev.                                         5.50%               10/15/2007        3,855      4,239
Michigan Building Auth. Rev.                                         5.00%           10/15/2008 (1)        4,000      4,360
Michigan Building Auth. Rev.                                         5.50%               10/15/2008        6,435      7,156
Michigan Building Auth. Rev.                                         5.50%               10/15/2008        6,790      7,542
Michigan Comprehensive Transp. Rev.                                  5.00%            5/15/2008 (4)        1,230      1,337
Michigan GO                                                          5.25%                12/1/2005        5,750      6,075
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)                                    5.50%          10/1/2005 (ETM)        6,655      7,021
Michigan Muni. Bond Auth. Rev.                                       5.00%                 5/1/2007        6,420      6,907
Michigan Muni. Bond Auth. Rev.                                       5.00%                 5/1/2009        9,445     10,286
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                         5.50%          10/1/2006 (ETM)        7,575      8,209
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                         5.25%                10/1/2007       10,190     11,131
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                         5.50%          10/1/2007 (ETM)        9,405     10,376
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                         5.25%                10/1/2008       11,960     13,180
Michigan Public Power Agency Rev. (Belle River)                      5.00%             1/1/2007 (1)        6,000      6,417
Michigan Strategic Fund Fac. Rev.
(Waste Management Inc.) PUT                                          4.20%                 8/1/2004       10,000     10,044
Michigan Trunk Line Rev.                                             5.00%            10/1/2006 (4)        1,000      1,070
Michigan Trunk Line Rev.                                             5.00%            10/1/2007 (4)        1,000      1,084
Univ. of Michigan Hosp. Rev. VRDO                                    1.07%                 5/7/2004        6,340      6,340
Univ. of Michigan Univ. Rev.                                         5.00%                 4/1/2008        2,705      2,932
Univ. of Michigan Univ. Rev. VRDO                                    1.07%                 5/7/2004       22,005     22,005
Wayne Charter County MI Airport Rev.                                 5.25%            12/1/2006 (1)        6,620      7,105
Wayne Charter County MI Airport Rev.
(Detroit Metro. Wayne County)                                        5.25%            12/1/2008 (3)        7,065      7,655
Western Township MI Sewage Disposal System Rev.                      5.25%             1/1/2008 (1)        3,700      4,034
                                                                                                                    266,371

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
MINNESOTA (1.2%)
Minnesota GO                                                         6.00%                 8/1/2004 $      5,000  $   5,060
Minnesota GO                                                         5.00%                 8/1/2005       26,000     27,147
Minnesota GO                                                         6.00%                 8/1/2005        8,255      8,719
Minnesota GO                                                         5.50%                 6/1/2006        8,730      9,373
Minnesota GO                                                         5.00%                 8/1/2007       20,000     21,669
Minnesota Public Fac. Water PCR                                      5.50%                 3/1/2009        4,500      5,010
Southern Minnesota Muni. Power
Agency Power Supply System Rev.                                      5.00%             1/1/2009 (2)        5,000      5,442
                                                                                                                     82,420
MISSISSIPPI (0.4%)
Mississippi Business Finance Corp. Solid Waste
Disposal Rev. (Waste Management Inc.) PUT                            3.35%                 3/1/2009        7,000      6,741
Mississippi GO                                                       7.00%                 5/1/2004        4,555      4,556
Mississippi GO                                                       5.00%                10/1/2006       10,160     10,876
Mississippi GO                                                       5.75%                11/1/2007        5,000      5,552
Mississippi Home Corp. Single Family Rev.                            5.10%                12/1/2022        2,085      2,162
                                                                                                                     29,887
MISSOURI (0.6%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO              1.10%                 5/3/2004       10,200     10,200
Missouri Health & Educ. Fac. Auth. Rev. (SSM Health Care)            5.25%                 6/1/2006       10,230     10,860
Missouri Third State Building GO                                     5.00%                 8/1/2008        8,660      9,469
Missouri Water Pollution Control GO                                  5.00%                10/1/2008       11,350     12,430
                                                                                                                     42,959
NEBRASKA (1.2%)
American Public Energy Agency NE
(National Public Gas Agency) VRDO                                    1.14%                 5/7/2004       35,000     35,000
Nebraska Public Power Dist. Rev.                                     5.00%             1/1/2007 (1)        9,000      9,623
Nebraska Public Power Dist. Rev.                                     5.25%             1/1/2009 (1)       20,000     21,755
Omaha NE Public Power Dist. Electric Rev.                            4.50%                 2/1/2008       14,655     15,591
                                                                                                                     81,969
NEVADA (2.5%)
Clark County NV GO                                                   5.00%                11/1/2004        6,570      6,692
Clark County NV Las Vegas Convention & Visitor Auth. GO              5.00%                 7/1/2007        4,410      4,755
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)                           6.25%             7/1/2005 (1)        4,310      4,535
Clark County NV School Dist. GO                                      5.00%            6/15/2005 (1)       13,330     13,859
Clark County NV School Dist. GO                                      5.00%            6/15/2007 (1)       13,475     14,525
Clark County NV School Dist. GO                                      5.25%            6/15/2007 (4)       12,335     13,389
Clark County NV School Dist. GO                                      5.00%             6/1/2008 (3)       30,735     33,398
Clark County NV School Dist. GO                                      5.00%            6/15/2008 (1)        6,000      6,524
Clark County NV School Dist. GO                                      5.50%            6/15/2008 (4)       33,555     37,135
Clark County NV School Dist. GO                                      4.00%             6/1/2009 (3)       16,265     16,962
Nevada GO                                                            5.00%                 7/1/2004        5,030      5,062
Nevada GO                                                            5.00%                 3/1/2008        5,000      5,370
Nevada GO                                                            5.25%                5/15/2009        7,625      8,261
                                                                                                                    170,467
NEW HAMPSHIRE (0.5%)
New Hampshire Business Finance Auth.
PCR (United Illuminating) PUT                                        3.25%            12/3/2007 (2)        6,950      7,061
New Hampshire Business Finance Auth.
PCR (United Illuminating) PUT                                        3.50%                 2/1/2009       22,000     21,612

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
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                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
New Hampshire GO                                                     5.00%                11/1/2008 $     $6,000  $   6,553
                                                                                                                     35,226
NEW JERSEY (3.0%)
New Jersey Econ. Dev. Auth. Rev. (School Fac.)                       5.00%                 9/1/2008       16,085     17,520
New Jersey Econ. Dev. Auth. Rev.
(Waste Management New Jersey Inc.) PUT                               4.00%               10/31/2004        5,000      5,040
New Jersey Environmental Infrastructure Trust                        5.50%                 9/1/2007        5,960      6,559
New Jersey Environmental Infrastructure Trust                        5.50%                 9/1/2008        6,280      6,995
New Jersey GO                                                        5.00%                 2/1/2007        4,500      4,815
New Jersey GO                                                        5.00%                7/15/2007       10,000     10,792
New Jersey Transit Corp. Capital GAN                                 5.75%             2/1/2007 (2)       15,000     16,333
New Jersey Transp. Corp. COP                                         5.50%            9/15/2007 (2)        4,735      5,181
New Jersey Transp. Corp. COP                                         5.50%            9/15/2008 (2)       25,000     27,630
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%            6/15/2005 (2)       10,000     10,503
New Jersey Transp. Trust Fund Auth. Rev.                             5.00%               12/15/2006       26,000     27,866
New Jersey Transp. Trust Fund Auth. Rev.                             5.50%                6/15/2007        5,665      6,177
New Jersey Transp. Trust Fund Auth. Rev.                             5.50%          6/15/2007 (ETM)       10,000     10,962
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%    6/15/2007 (2)(Prere.)       15,000     16,947
New Jersey Transp. Trust Fund Auth. Rev.                            5.375%               12/15/2007       25,530     27,990
New Jersey Turnpike Auth. Rev. VRDO                                  1.07%             5/7/2004 (4)        1,800      1,800
                                                                                                                    203,110
NEW MEXICO (1.4%)
Albuquerque NM Water & Sewer System Rev.                             5.00%                 7/1/2004        4,500      4,528
Farmington NM PCR
(Public Service-San Juan Project) PUT                                2.10%                 4/1/2006        6,000      5,942
Farmington NM PCR
(Public Service-San Juan Project) PUT                                2.10%                 4/1/2006       13,000     12,874
New Mexico Educ. Assistance Funding Student Loan Rev.                6.60%                 3/1/2005        4,130      4,207
New Mexico GO                                                        5.00%                 3/1/2007       12,130     13,015
New Mexico GO                                                        5.00%                 9/1/2007        9,515     10,300
New Mexico GO                                                        5.00%                 9/1/2008        5,000      5,452
New Mexico Highway Comm. Tax Rev.                                    5.00%            6/15/2005 (2)        3,000      3,120
New Mexico Highway Comm. Tax Rev.                                    5.00%                6/15/2005        4,740      4,928
New Mexico Highway Comm. Tax Rev.                                    5.00%            6/15/2007 (2)        2,500      2,696
New Mexico Highway Comm. Tax Rev.                                    5.25%                6/15/2007        7,540      8,172
New Mexico Highway Comm. Tax Rev.                                    5.00%                6/15/2008        9,335     10,158
New Mexico Severance Tax Rev.                                        5.00%                 7/1/2007        6,800      7,338
                                                                                                                     92,730
NEW YORK (7.5%)
Long Island NY Power Auth. Electric System Rev.                      5.00%                 6/1/2006       10,000     10,545
Muni. Assistance Corp. for New York City NY                          6.00%                 7/1/2004        9,500      9,577
Muni. Assistance Corp. for New York City NY                          6.00%                 7/1/2005       10,370     10,920
Muni. Assistance Corp. for New York City NY                          6.00%                 7/1/2007        9,700     10,784
New York City NY GO                                                  5.00%                 8/1/2008       25,535     27,401
New York City NY GO                                                  5.25%                 8/1/2008        7,670      8,306
New York City NY GO                                                  5.25%                 8/1/2008       16,450     17,815
New York City NY GO                                                  5.25%             8/1/2008 (3)       10,000     10,967
New York City NY GO                                                  5.00%                 8/1/2009        7,000      7,524
New York City NY GO                                                  5.25%                 8/1/2009       35,110     38,156
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                            5.00%                6/15/2005       25,000     25,987

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
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                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                            5.25%                6/15/2006 $     30,000  $  32,002
New York City NY Transitional Finance Auth.
Rev. Future Tax                                                      5.00%                11/1/2008       15,000     16,338
New York City NY Transitional Finance Auth.
Rev. Future Tax                                                      5.00%                11/1/2009        5,000      5,449
New York State Energy Research & Dev. Auth.
PCR (Central Hudson Gas & Electric Corp.) PUT                        3.00%            12/1/2008 (2)        8,300      8,158
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)                             5.00%          6/15/2004 (ETM)        3,430      3,446
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)                             5.00%                6/15/2004          570        573
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)                             5.00%                6/15/2008        9,415     10,264
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO                                            1.12%             5/7/2004 LOC       20,000     20,000
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                                         4.40%            11/1/2004 (1)        8,205      8,331
New York State Power Auth. Rev.                                      5.50%               11/15/2007       13,565     14,953
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.25%             4/1/2007 (1)        4,000      4,328
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.00%             4/1/2008 (1)        6,000      6,512
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.25%             4/1/2008 (2)       13,220     14,471
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.25%             4/1/2008 (1)        3,730      4,083
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.00%             4/1/2009 (1)        4,000      4,359
New York State Thruway Auth. Rev. (Service Contract)                 5.00%                 4/1/2007       21,370     22,846
New York State Thruway Auth. Rev. (Service Contract)                 5.00%                3/15/2008       13,100     14,111
New York State Thruway Auth. Rev. (Service Contract)                 5.00%                 4/1/2008       23,480     25,303
New York State Thruway Auth. Rev. BAN                                2.25%                10/6/2005       40,000     40,404
New York State Urban Dev. Corp. Rev. (Correctional Fac.)             5.00%                 1/1/2006        5,000      5,243
New York State Urban Dev. Corp. Rev. (Correctional Fac.)             5.00%                 1/1/2007       14,865     15,842
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)                                                5.00%               12/15/2006       10,000     10,718
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)                  6.625%                 8/1/2006        4,050      4,442
Suffolk County NY Water Auth. Rev.                                   5.25%     6/1/2004 (2)(Prere.)       10,000     10,035
Triborough Bridge & Tunnel Auth. New York Rev.                       5.00%               11/15/2005       10,000     10,507
Triborough Bridge & Tunnel Auth. New York Rev.                       5.25%               11/15/2008       14,000     15,427
                                                                                                                    506,127
NORTH CAROLINA (1.7%)
Durham NC GO                                                         5.00%                 2/1/2008        5,340      5,798
Mecklenburg County NC GO                                             4.00%                 2/1/2009       10,500     11,002
North Carolina Eastern Muni. Power Agency Rev.                      5.375%                 1/1/2010       25,745     27,537
North Carolina Eastern Muni. Power Agency Rev.                       5.50%                 1/1/2010        5,400      5,810
North Carolina Eastern Muni. Power Agency Rev.                       5.50%                 1/1/2011        8,000      8,561
North Carolina GO                                                    5.00%                 5/1/2007        9,890     10,669
North Carolina GO                                                    5.00%                 3/1/2008        5,000      5,435
North Carolina Muni. Power Agency Rev.                               5.00%                 1/1/2005        3,000      3,067

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
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                          MATURITY         AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                    DATE          (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
North Carolina Muni. Power Agency Rev.                               8.00%            1/1/2006 (2)  $      18,000 $   19,767
Wake County NC Public Improvement GO                                 4.50%                3/1/2007          8,500      9,023
Wake County NC Public Improvement GO                                 5.00%                4/1/2007          8,000      8,616
                                                                                                                     115,285
OHIO (4.6%)
Cleveland OH Airport System Rev.                                     5.50%            1/1/2008 (4)          8,070      8,731
Columbus OH GO                                                       5.00%                7/1/2007          5,410      5,850
Columbus OH GO                                                       5.00%                7/1/2007          7,395      7,997
Kent State Univ. Ohio VRDO                                           1.09%            5/7/2004 (1)         27,005     27,005
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                       5.00%               10/1/2006          5,000      5,306
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                       5.25%               10/1/2007          5,000      5,387
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                       5.25%               10/1/2008          6,945      7,503
Ohio Air Quality Dev. Auth. (Ohio Edison Co.) PUT                    3.25%            2/1/2008 (2)          5,000      5,073
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT                5.80%               12/1/2004          3,500      3,564
Ohio Common Schools GO                                               5.00%               3/15/2007          3,370      3,619
Ohio Common Schools GO                                               4.00%               9/15/2007          7,920      8,323
Ohio Common Schools GO                                               5.00%               3/15/2008          3,195      3,465
Ohio Common Schools PUT                                              2.45%               9/14/2007         10,000      9,971
Ohio GO                                                              5.75%               6/15/2005          5,810      6,091
Ohio GO                                                              0.00%                9/1/2007          5,000      4,561
Ohio GO                                                              5.00%               3/15/2008          3,000      3,253
Ohio GO                                                              5.00%                8/1/2008         14,800     16,133
Ohio Higher Educ. Capital Fac. Rev.                                  5.75%                5/1/2007          6,930      7,609
Ohio Higher Educ. Capital Fac. Rev.                                  5.50%               12/1/2007         24,500     27,044
Ohio Higher Educ. Capital Fac. Rev.                                  5.50%               12/1/2008         18,440     20,557
Ohio Highway Capital Improvements Rev.                               5.50%                5/1/2006         22,500     24,094
Ohio Highway Capital Improvements Rev.                               5.00%                5/1/2007          5,000      5,386
Ohio Highway Capital Improvements Rev.                               5.00%                5/1/2007          5,590      6,019
Ohio Highway Capital Improvements Rev.                               5.00%                5/1/2008          4,000      4,347
Ohio Highway Capital Improvements Rev.                               5.00%                5/1/2009          6,000      6,549
Ohio Housing Finance Agency Mortgage Rev.                           5.625%                3/1/2032          4,100      4,342
Ohio Infrastructure Improvement GO                                   5.25%                8/1/2006          3,780      4,053
Ohio Infrastructure Improvement GO                                   5.25%                8/1/2006          3,995      4,284
Ohio Major New State Infrastructure Project Rev.                     5.00%               6/15/2008          6,225      6,771
Ohio Major New State Infrastructure Project Rev.                     5.00%               6/15/2008          5,475      5,955
Ohio Solid Waste Rev. (BP Exploration & Oil Inc.) VRDO               1.13%                5/3/2004          7,200      7,200
Ohio State Univ. General Receipts Rev. VRDO                          1.08%                5/7/2004          2,000      2,000
Ohio State Univ. General Receipts Rev. VRDO                          1.09%                5/7/2004          4,800      4,800
Ohio State Univ. General Receipts Rev. VRDO                          1.09%                5/7/2004         11,800     11,800
Ohio Water Dev. Auth. PCR (Cleveland Electric) PUT                   5.58%               6/15/2004         21,700     21,776
Ohio Water Dev. Auth. Water PCR                                      5.25%               12/1/2009          3,625      4,007
                                                                                                                     310,425
OKLAHOMA (0.9%)
Grand River Dam Auth. Oklahoma Rev.                                  5.75%            6/1/2006 (4)         18,250     19,672
Oklahoma County OK GO                                                5.00%            2/1/2007 (3)          5,700      6,104
Tulsa County OK Ind. Auth. Rev.                                      5.00%            1/1/2006 (2)          6,450      6,781
Tulsa County OK Ind. Auth. Rev.                                      5.00%            7/1/2006 (2)          6,450      6,869
Tulsa County OK Ind. Auth. Rev.                                      5.00%            1/1/2007 (2)          6,450      6,903
Tulsa County OK Ind. Auth. Rev.                                      5.00%               5/15/2007          6,610      7,110

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
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                                                                                                             FACE     MARKET
                                                                                          MATURITY         AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                    DATE          (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
Tulsa County OK Ind. Auth. Rev.                                      5.00%               5/15/2008   $      5,000 $    5,423
                                                                                                                      58,862
OREGON (0.4%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.50%                5/1/2005          7,000      7,282
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.50%                5/1/2007          6,000      6,505
Oregon State Dept. Administrative Services                           5.00%            9/1/2007 (4)         10,900     11,807
                                                                                                                      25,594
PENNSYLVANIA (4.4%)
Allegheny County PA Hosp. Dev. Auth. Rev.
(Univ. of Pittsburgh)                                                5.50%               6/15/2007          3,000      3,263
Beaver County PA IDA PCR (Ohio Edison Co.) PUT                       4.65%                6/1/2004         10,000     10,018
Beaver County PA IDA PCR (Toledo Edison) PUT                         4.85%                6/1/2004          3,000      3,004
Delaware County PA IDA PCR (PECO Energy Co.) PUT                     5.20%               10/1/2004         11,000     11,135
Delaware River Joint Toll Bridge Comm.
Pennsylvania & New Jersey Rev.                                       5.00%                7/1/2008          4,365      4,726
Erie PA Higher Educ. Building Auth. Rev.
(Gannon Univ.) PUT                                                   2.25%           1/15/2007 LOC          4,200      4,149
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO                            1.09%                5/3/2004         14,500     14,500
Pennsylvania GO                                                      5.25%              10/15/2004         13,850     14,102
Pennsylvania GO                                                      5.00%                2/1/2007          7,260      7,779
Pennsylvania GO                                                      5.50%            7/1/2007 (1)         26,395     28,919
Pennsylvania GO                                                      5.00%                2/1/2008          7,930      8,586
Pennsylvania GO                                                      5.25%                2/1/2008         50,000     54,581
Pennsylvania GO                                                      5.00%                8/1/2010          6,210      6,736
Pennsylvania Intergovernmental Cooperation Auth. Rev.                5.00%           6/15/2006 (3)         26,400     28,076
Pennsylvania State Univ. Rev.                                        5.00%                3/1/2008          8,025      8,683
Philadelphia PA Gas Works Rev.                                       5.25%            7/1/2007 (4)          4,525      4,915
Philadelphia PA Gas Works Rev.                                       5.25%            7/1/2009 (4)          8,885      9,786
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) PUT                               5.00%            7/1/2007 (1)         18,250     19,637
Philadelphia PA IDA Rev. (Philadelphia Airport System)               6.00%           6/15/2005 (3)          4,835      5,067
Philadelphia PA IDA Rev. (Philadelphia Airport System)               5.50%            7/1/2005 (3)          3,775      3,945
Philadelphia PA IDA Rev. (Philadelphia Airport System)               5.00%            7/1/2006 (3)          3,700      3,917
Philadelphia PA IDA Rev. (Philadelphia Airport System)               5.25%            7/1/2007 (3)          3,905      4,212
Philadelphia PA IDA Rev. (Philadelphia Airport System)               5.25%            7/1/2009 (3)          4,085      4,438
Philadelphia PA Muni. Auth. Rev.                                     4.00%           5/15/2005 (4)          2,500      2,567
Philadelphia PA Water & Waste Water Rev. VRDO                        1.09%            5/7/2004 (4)          5,650      5,650
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO                         1.10%            5/7/2004 (2)          5,000      5,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO                         1.10%            5/7/2004 (2)            800        800
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO                         1.12%            5/7/2004 (2)          5,400      5,400
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO                         1.12%            5/7/2004 (2)          5,500      5,500
Southcentral Pennsylvania General Auth. Rev. PUT                     4.50%           12/1/2008 (2)          4,500      4,802
York County PA Solid Waste & Refuse Auth. Rev.                       5.25%           12/1/2008 (3)          2,485      2,744
                                                                                                                     296,637

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                          MATURITY        AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                    DATE         (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
PUERTO RICO (0.5%)
Puerto Rico GO                                                       5.00%                7/1/2009   $     4,055  $   4,398
Puerto Rico GO                                                       5.00%              7/1/2012 +        16,000     16,872
Puerto Rico Highway & Transp. Auth. Rev.                             5.00%                7/1/2007        15,000     16,135
                                                                                                                     37,405
RHODE ISLAND (0.7%)
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)                                      5.00%               6/15/2006         5,000      5,307
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)                                      5.00%               6/15/2007         5,000      5,376
Rhode Island GO                                                      6.00%            8/1/2004 (1)        11,345     11,480
Rhode Island Housing & Mortgage Finance Corp. Rev.                   3.75%               8/11/2005        10,250     10,524
Rhode Island Housing & Mortgage Finance Corp. Rev.                   2.25%               3/15/2007         3,615      3,601
Rhode Island Housing & Mortgage Finance Corp. Rev.                   2.50%               3/15/2007         4,945      4,927
Rhode Island State & Providence Plantations GO                       5.00%            8/1/2008 (1)         3,795      4,139
                                                                                                                     45,354
SOUTH CAROLINA (0.6%)
South Carolina GO                                                    5.75%                1/1/2006         5,000      5,322
South Carolina GO                                                    5.50%                4/1/2008        14,515     16,062
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)                          7.00%        12/15/2004 (ETM)         3,245      3,356
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)                          7.00%        12/15/2005 (ETM)         3,500      3,784
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)                          6.70%        12/15/2006 (ETM)         2,640      2,938
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)                          7.00%        12/15/2007 (ETM)         5,265      6,048
South Carolina Public Service Auth. Rev.                             5.00%                1/1/2007         5,000      5,337
                                                                                                                     42,847
SOUTH DAKOTA (0.2%)
South Dakota Health & Educ. Fac. Auth. Rev.
(Sioux Valley Hosp. & Health System) PUT                             4.85%                5/1/2006        15,000     15,716

TENNESSEE (2.6%)
Johnson City TN Health & Educ. Rev.
(Johnson City Medical Center)                                        5.00%       7/1/2005 (1)(ETM)         4,265      4,432
Memphis TN Electric System Rev.                                      5.00%               12/1/2005        16,465     17,313
Memphis TN Electric System Rev.                                      5.00%               12/1/2006        10,770     11,542
Memphis TN Electric System Rev.                                      5.00%           12/1/2007 (4)        13,875     15,054
Memphis TN Electric System Rev.                                      5.00%           12/1/2008 (4)        58,050     63,316
Memphis TN GO                                                        4.00%               10/1/2006         4,200      4,397
Metro. Govt. of Nashville & Davidson County TN GO                    5.25%              10/15/2006        10,000     10,774
Metro. Govt. of Nashville & Davidson County TN GO                    5.25%              10/15/2007        20,470     22,369
Metro. Govt. of Nashville & Davidson County TN GO                    5.00%              10/15/2008         5,000      5,458
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO                       1.08%                5/3/2004        12,200     12,200
Metro. Govt. of Nashville & Davidson County
TN IDR (Waste Management Team) PUT                                   4.10%                8/1/2004         3,500      3,515
Shelby County TN GO                                                  5.00%                4/1/2008         4,550      4,935
                                                                                                                    175,305
TEXAS (9.6%)
Austin TX Combined Util. System Rev.                                 5.60%   5/15/2005 (1)(Prere.)        15,000     15,653

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
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                                                                                                            FACE      MARKET
                                                                                           MATURITY       AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)       (000)
----------------------------------------------------------------------------------------------------------------------------
Austin TX Combined Util. System Rev.                                5.375%               11/15/2005 $      6,495  $    6,578
Austin TX Independent School Dist. GO                               5.625%        8/1/2006 (Prere.)        4,010       4,338
Austin TX Public Improvement GO                                      5.25%                 9/1/2005       10,000      10,484
Austin TX Public Improvement GO                                      5.25%                 9/1/2009        7,545       8,146
Austin TX Water & Wastewater System Rev.                             5.25%           11/15/2005 (2)       10,000      10,540
Board of Regents of the Univ. of Texas System Rev.
Financing System                                                     5.00%                8/15/2007        5,000       5,404
Board of Regents of the Univ. of Texas System Rev.
Financing System                                                     5.00%                8/15/2009       13,555      14,786
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT          5.40%                 5/1/2006       20,000      20,804
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT          5.75%                11/1/2011        7,185       7,583
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT                                       4.75%                5/15/2007       11,050      11,575
Brazos River TX Harbor Navigation Dist.
Brazoria County Environmental
(Dow Chemical Co. Project) PUT                                       5.20%                5/15/2008        9,000       9,572
Central Texas Higher Educ. Auth.                                     5.50%                12/1/2005        5,000       5,231
Colorado River TX Muni. Water Dist. Water Rev.                       5.00%             1/1/2006 (2)        1,750       1,837
Colorado River TX Muni. Water Dist. Water Rev.                       5.00%             1/1/2007 (2)        2,500       2,669
Colorado River TX Muni. Water Dist. Water Rev.                       5.00%             1/1/2008 (2)        2,975       3,210
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT                                        4.50%                8/15/2006       10,000      10,536
Cypress-Fairbanks TX Independent School Dist.
Unlimited Tax Schoolhouse PUT                                        5.00%                8/15/2007       12,750      13,747
Dallas-Fort Worth TX International Airport Rev.                      5.50%            11/1/2006 (3)        2,150       2,313
Dallas-Fort Worth TX International Airport Rev.                      5.50%            11/1/2007 (3)        3,000       3,257
Dallas-Fort Worth TX Regional Airport Rev.                           7.80%            11/1/2004 (3)        4,655       4,773
El Paso TX GO                                                        5.50%            8/15/2007 (4)        6,860       7,513
El Paso TX GO                                                        5.50%            8/15/2008 (4)        2,465       2,730
El Paso TX Independent School Dist. GO                              5.375%                8/15/2008        5,000       5,513
Fort Worth TX GO                                                     5.00%                 3/1/2006        1,250       1,319
Fort Worth TX GO                                                     5.00%                 3/1/2007        2,500       2,680
Gulf Coast TX Waste Disposal Auth.
PCR (Amoco Oil Co.) VRDO                                             1.13%                 5/3/2004        1,500       1,500
Harris County TX GO                                                 6.125%       8/15/2004 (Prere.)        6,375       6,593
Harris County TX GO                                                  0.00%            8/15/2007 (3)        3,000       2,743
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                                               1.10%                 5/3/2004       18,800      18,800
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)                                         5.25%                2/15/2007        3,000       3,204
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.)                                         5.25%                2/15/2008        2,500       2,693
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                                    1.10%                 5/3/2004        9,000       9,000
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                                          1.10%             5/3/2004 (1)        9,000       9,000
Harris County TX Health Fac. Dev. Corp. Rev.
(Young Men's Christian Assoc.
of Greater Houston) VRDO                                             1.10%             5/3/2004 LOC        2,500       2,500
Harris County TX Toll Road Rev.                                      6.00%             8/1/2009 (3)        4,750       5,394

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Houston TX Airport System Rev.                                       6.00%             7/1/2008 (4) $      6,385  $   7,072
Houston TX GO                                                        5.00%             3/1/2005 (1)        4,500      4,637
Houston TX GO                                                        5.30%        4/1/2005 (Prere.)        6,055      6,274
Houston TX GO                                                        5.00%             3/1/2006 (1)       10,000     10,544
Houston TX GO                                                        5.50%                 3/1/2007       11,205     12,146
Houston TX GO                                                        5.00%             3/1/2009 (4)        4,500      4,882
Houston TX Independent School Dist. GO                               0.00%                2/15/2006        4,000      3,858
Houston TX Water & Sewer System Rev.                                 6.20%    12/1/2005 (1)(Prere.)        9,075      9,718
Houston TX Water & Sewer System Rev.                                 0.00%            12/1/2006 (2)        5,000      4,708
Houston TX Water & Sewer System Rev.                                 5.50%            12/1/2007 (4)       12,500     13,757
Lower Colorado River Auth. Texas Rev.                                6.00%            5/15/2007 (4)        3,000      3,311
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)                                         5.00%                 7/1/2004        5,940      5,974
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph's Health System)                                         5.00%             7/1/2005 (4)        7,610      7,926
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT                                          4.55%                11/1/2006       38,970     40,240
North East TX Independent School Dist. GO                            6.50%                10/1/2005        4,075      4,348
North East TX Independent School Dist. GO                            6.50%                10/1/2006        4,350      4,797
North East TX Independent School Dist. GO                            5.00%                 8/1/2008        7,810      8,497
North Texas Tollway Auth. (Dallas North Tollway)
System Rev. PUT                                                      5.00%             7/1/2008 (2)        5,000      5,403
North Texas Tollway Auth. (Dallas North Tollway)
System Rev. PUT                                                      5.00%             7/1/2008 (4)        6,000      6,504
Plano TX GO                                                          5.00%                 9/1/2005        5,975      6,243
Plano TX GO                                                          5.25%                 9/1/2006        5,030      5,398
San Antonio TX Electric & Gas Rev.                                   5.00%                 2/1/2008       14,000     15,122
San Antonio TX Electric & Gas Rev.                                   5.25%                 2/1/2008        2,045      2,227
San Antonio TX Electric & Gas Rev.                                   5.25%                 2/1/2008       10,000     10,890
San Antonio TX Electric & Gas Rev.                                   5.00%                 2/1/2009        7,400      8,022
San Antonio TX GO                                                    5.00%                 2/1/2007        4,545      4,862
San Antonio TX GO                                                    5.00%                 2/1/2008        1,815      1,961
San Antonio TX Independent School Dist. GO                           6.00%                8/15/2004        4,165      4,222
Spring Branch TX Independent School Dist. GO                         0.00%                 2/1/2005        5,725      5,666
Spring Branch TX Independent School Dist. GO                         0.00%                 2/1/2006        5,710      5,514
Texas A & M Univ. Rev. Financing System                              6.00%                5/15/2004        7,665      7,680
Texas A & M Univ. Rev. Financing System                              5.00%                5/15/2007        4,925      5,301
Texas Dept. of Housing & Community Affairs
Single Mortgage Rev.                                                 5.35%             3/1/2033 (1)       10,490     11,051
Texas GO Public Finance Auth.                                        5.00%                10/1/2005       22,500     23,559
Texas GO Public Finance Auth.                                        5.50%                10/1/2006        4,000      4,326
Texas GO Public Finance Auth.                                        5.75%       10/1/2006 (Prere.)       23,215     25,295
Texas GO Public Finance Auth.                                        5.25%                10/1/2007       15,240     16,626
Texas Public Building Auth. Building Rev.
Capital Appreciation                                                 0.00%        8/1/2007 (1)(ETM)       10,000      9,194
Texas Turnpike Auth. Central Texas Turnpike System Rev.              5.00%                 6/1/2007        7,675      8,248
Texas Turnpike Auth. Central Texas Turnpike System Rev.              5.00%                 6/1/2008       36,300     39,329
Trinity River Auth. Texas Regional Wastewater Rev.                   5.00%             8/1/2005 (1)        7,265      7,575
Univ. of Houston TX Rev.                                             5.25%            2/15/2008 (4)        5,435      5,922
                                                                                                                    653,047
UTAH (0.6%)
Intermountain Power Agency Utah Power Supply Rev.                    5.00%             7/1/2007 (4)        5,000      5,390

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
----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE      MARKET
                                                                                          MATURITY        AMOUNT      VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                    DATE         (000)       (000)
----------------------------------------------------------------------------------------------------------------------------
Salt Lake County UT GO                                               5.50%              12/15/2007  $      5,870  $    6,491
Utah County UT Hosp. Rev.
(Intermountain Health Care Health Services)                          5.00%               5/15/2005         2,000       2,069
Utah County UT Hosp. Rev.
(Intermountain Health Care Health Services)                          5.00%               5/15/2006         2,000       2,110
Utah GO                                                              5.00%                7/1/2010        20,000      21,906
Utah Muni. Finance Coop. Local Govt. Rev.                            0.00%            3/1/2011 (4)         6,000       4,555
                                                                                                                      42,521
VERMONT (0.1%)
Vermont GO                                                           5.00%                2/1/2008         4,855       5,269

VIRGINIA (2.0%)
Loudoun County VA GO                                                 5.25%               11/1/2008         4,410       4,880
Metro. Washington Airports Auth. Airport System Rev.                 5.50%           10/1/2010 (1)         6,145       6,668
Virginia College Building Auth. Educ. Fac. Rev.                      5.00%                2/1/2005         7,345       7,550
Virginia College Building Auth. Educ. Fac. Rev.                      5.00%                2/1/2008        10,885      11,798
Virginia Commonwealth Transp.
Board Federal Highway Rev.                                           5.50%               10/1/2006        18,500      20,035
Virginia Commonwealth Transp.
Board Federal Highway Rev.                                           5.75%               10/1/2007         8,150       9,044
Virginia Commonwealth Transp.
Board Federal Highway Rev.                                           5.00%               10/1/2008        15,160      16,570
Virginia GO                                                          5.00%                6/1/2007         9,720      10,515
Virginia Port Auth. Rev.                                             4.75%                7/1/2004         8,210       8,258
Virginia Public Building Auth. Rev.                                  4.50%                8/1/2008        11,515      12,337
Virginia Public School Auth. Rev.                                    5.25%                8/1/2007         5,185       5,653
Virginia Public School Auth. Rev.                                    5.00%                8/1/2008         4,075       4,447
Virginia Public School Auth. Rev.                                    5.25%                8/1/2008         6,950       7,654
Virginia Public School Educ. Technology Notes                        5.00%               4/15/2006        10,965      11,621
                                                                                                                     137,030
WASHINGTON (2.4%)
Douglas County WA Public Util. Dist. No. 1 Rev.
(Wells Hydroelectric Project)                                        5.00%            9/1/2007 (1)         2,665       2,881
Douglas County WA Public Util. Dist. No. 1 Rev.
(Wells Hydroelectric Project)                                        5.00%            9/1/2008 (1)         1,250       1,362
Energy Northwest Washington Electric Refunding Rev.
(Project No. 1)                                                      5.50%            7/1/2004 (4)         5,600       5,640
King & Snohomish Counties WA School Dist.
No. 417 Northshore GO                                                6.30%    6/1/2004 (1)(Prere.)         4,100       4,118
King County WA GO                                                    5.00%                6/1/2007        10,000      10,778
King County WA Sewer Rev.                                            5.00%            1/1/2007 (4)         5,000       5,346
King County WA Sewer Rev.                                            5.25%            1/1/2008 (4)         5,000       5,450
Port of Seattle WA GO                                                5.00%           11/1/2007 (4)         9,955      10,714
Port of Seattle WA GO                                                5.00%           11/1/2008 (4)         6,055       6,546
Port of Seattle WA GO                                                5.00%           11/1/2008 (4)        10,455      11,304
Port of Seattle WA Passenger Fac. Charge Rev.                        5.00%           12/1/2004 (2)         7,465       7,620
Port of Seattle WA Rev.                                              5.25%            9/1/2007 (3)         3,000       3,231
Port of Seattle WA Rev.                                              5.50%            9/1/2008 (3)         3,815       4,163
Seattle WA GO                                                        5.00%                7/1/2007         5,315       5,738
Seattle WA Muni. Light & Power Rev.                                  4.00%           12/1/2006 (4)         5,000       5,239
Seattle WA Water System Rev.                                         4.50%            9/1/2007 (1)         6,625       7,064

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

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE    MARKET
                                                                                          MATURITY         AMOUNT    VALUE*
LIMITED-TERM TAX-EXEMPT FUND                                        COUPON                    DATE          (000)     (000)
---------------------------------------------------------------------------------------------------------------------------
Spokane WA Regional Solid Waste
Management System Rev.                                               6.25%            1/1/2005 (2)    $     8,975  $  9,259
Spokane WA Regional Solid Waste
Management System Rev.                                               6.50%            1/1/2007 (2)          8,650     9,495
Washington GO                                                       5.625%       5/1/2004 (Prere.)             85        85
Washington GO                                                       5.625%       5/1/2004 (Prere.)          4,915     4,916
Washington GO                                                        6.00%                7/1/2005          6,500     6,841
Washington GO                                                        5.50%                9/1/2007         13,130    14,400
Washington GO                                                        6.25%                9/1/2007          4,285     4,798
Washington GO                                                        5.50%            9/1/2008 (4)          4,650     5,161
Washington GO                                                        5.75%                9/1/2008          4,000     4,475
Washington GO                                                        6.25%                9/1/2008          3,725     4,238
                                                                                                                    160,862
WEST VIRGINIA (0.3%)
West Virginia GO                                                     0.00%           11/1/2005 (3)          3,850     3,754
West Virginia GO                                                     0.00%           11/1/2006 (3)          6,850     6,471
West Virginia GO                                                     5.50%            6/1/2007 (4)          5,000     5,466
West Virginia GO                                                     5.50%            6/1/2008 (4)          3,000     3,321
                                                                                                                     19,012
WISCONSIN (1.5%)
Milwaukee WI GO                                                      6.00%                2/1/2006          6,675     7,140
Milwaukee WI Metro. Sewer Dist. GO                                   6.25%               10/1/2004         10,000    10,207
Wisconsin GO                                                         7.00%                5/1/2004          6,145     6,146
Wisconsin GO                                                         4.00%            5/1/2006 (1)         16,820    17,494
Wisconsin GO                                                        6.125%               11/1/2006          7,210     7,914
Wisconsin GO                                                         5.00%            5/1/2007 (3)          6,200     6,668
Wisconsin GO                                                         5.00%                5/1/2008          8,055     8,732
Wisconsin GO                                                         5.00%                5/1/2009         13,745    14,942
Wisconsin Petroleum Inspection Fee Rev.                              6.00%                7/1/2004         10,500    10,583
Wisconsin Transp. Rev.                                               5.00%            7/1/2008 (3)          8,750     9,527
                                                                                                                     99,353

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $6,642,633)                                                      6,724,847
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     111,784
Liabilities                                                             (48,570)
                                                                     -----------
                                                                          63,214
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $6,788,061
================================================================================
*See Note A in Notes to Financial Statements.
For key to abbreviations and other references, see page 118.

--------------------------------------------------------------------------------
                                                                          AMOUNT
LIMITED-TERM TAX-EXEMPT FUND                                               (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $6,742,457
Undistributed Net Investment Income                                           --
Accumulated Net Realized Losses                                         (36,610)
Unrealized Appreciation                                                   82,214
--------------------------------------------------------------------------------
NET ASSETS                                                            $6,788,061
================================================================================

Investor Shares---Net Assets
Applicable to 313,321,902 outstanding $.001
par value shares of beneficial interest (unlimited                    $3,425,027
authorization)
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $10.93
================================================================================

Admiral Shares--Net Assets
Applicable to 307,646,936 outstanding $.001
par value shares of beneficial interest (unlimited                    $3,363,034
authorization)
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---ADMIRAL SHARES                                $10.93
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.






                                       58
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
----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                          MATURITY         AMOUNT     VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                    DATE          (000)      (000)
----------------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS (98.8%)
ALABAMA (0.7%)
Alabama GO                                                           5.25%                6/1/2012   $      5,105 $    5,533
Alabama GO                                                           5.25%                6/1/2013          5,105      5,532
Alabama GO                                                           5.25%                6/1/2014          5,155      5,548
Alabama GO                                                           5.25%                6/1/2015          3,455      3,692
Huntsville AL Health Care Fac. Auth. PUT                             4.65%            6/1/2005 (1)         20,375     21,002
Jefferson County AL Sewer Rev. (Capital Improvement)                 5.00%    8/1/2012 (3)(Prere.)         15,040     16,364
Jefferson County AL Sewer Rev.
(Capital Improvement) VRDO                                           1.08%           5/7/2004 (10)         25,000     25,000
                                                                                                                      82,671
ALASKA (0.2%)
Anchorage AK Electric Rev.                                           8.00%           12/1/2011 (1)          5,395      6,884
Matanuska-Susitna Borough AK GO                                      5.50%            3/1/2012 (3)          6,000      6,682
North Slope Borough AK GO                                            0.00%           6/30/2010 (1)          8,000      6,330
                                                                                                                      19,896
ARIZONA (1.6%)
Arizona GO                                                          7.375%                7/1/2013          4,500      5,654
Arizona School Fac. Board Rev.
(State School Improvement)                                           5.50%                7/1/2014         11,030     12,101
Arizona School Fac. Board Rev.
(State School Improvement)                                           5.50%                7/1/2015          5,000      5,463
Arizona School Fac. Board Rev.
(State School Improvement)                                           5.50%                7/1/2016          5,500      5,995
Arizona School Fac. Board Rev. COP                                   5.00%            9/1/2011 (1)         10,000     10,862
Arizona Transp. Board Highway Rev.                                   6.00%                7/1/2010         25,000     28,649
Arizona Transp. Board Highway Rev.                                   5.25%                7/1/2018          4,000      4,234
Arizona Transp. Board Highway Rev.                                   5.25%                7/1/2019          4,110      4,344
Maricopa County AZ Rev. (Samaritan Health Service)                   7.15%      12/1/2005 (1)(ETM)          2,685      2,844
Maricopa County AZ USD                                               0.00%            1/1/2007 (3)          6,000      5,613
Maricopa County AZ USD                                               5.00%            7/1/2010 (4)          7,230      7,894
Phoenix AZ Civic Improvement Corp. Airport Rev.                      5.25%            7/1/2009 (4)          4,795      5,226
Phoenix AZ Civic Improvement Corp. Airport Rev.                      5.25%            7/1/2010 (4)          2,500      2,687
Phoenix AZ Civic Improvement Corp. Airport Rev.                      5.25%            7/1/2011 (4)          3,000      3,202
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.                                              5.375%            7/1/2012 (3)          9,645     10,498
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.                                              5.375%            7/1/2013 (3)          5,000      5,447
Phoenix AZ Civic Improvement Corp.
Wastewater System Rev.                                              5.375%            7/1/2014 (3)          6,820      7,413
Phoenix AZ Civic Improvement Corp. Water System Rev.                 5.95%       7/1/2006 (Prere.)          6,600      7,168
Phoenix AZ Civic Improvement Corp. Water System Rev.                 5.50%            7/1/2014 (3)          4,215      4,624
Phoenix AZ GO                                                        7.50%                7/1/2008          5,000      5,924
Phoenix AZ Highway Rev. GO                                           9.25%                7/1/2007          4,000      4,817
Tucson AZ USD                                                        7.50%            7/1/2006 (3)          8,840      9,866
Tucson AZ USD                                                        7.50%            7/1/2007 (3)          8,000      9,220
Yavapai County AZ IDA, Solid Waste Disposal Project Rev.
(Waste Management Inc.) PUT                                         4.625%                6/1/2005         13,500     13,803
                                                                                                                     183,548

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

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                             MATURITY      AMOUNT     VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                       DATE       (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA (8.4%)
Access To Loans For Learning Student Loan Corp.
California Rev. Student Loan Program VRDO                            1.09%               5/7/2004 LOC   $   6,500 $    6,500
Anaheim CA Public Finance Auth. Lease Rev.                           6.00%               9/1/2009 (4)       2,000      2,285
California Dept. of Veteran Affairs Rev.                             5.45%              12/1/2019 (2)       5,200      5,409
California GO                                                        7.10%                   6/1/2005      12,495     13,218
California GO                                                        7.00%              10/1/2005 (1)       5,000      5,377
California GO                                                       11.00%                   3/1/2006      13,185     15,216
California GO                                                        5.70%                   8/1/2007       1,000      1,029
California GO                                                        5.75%               8/1/2008 (3)         855        881
California GO                                                        6.30%                   9/1/2010       4,000      4,550
California GO                                                        5.25%                   2/1/2014      20,000     21,077
California GO                                                        5.25%                  11/1/2014      10,000     10,551
California GO                                                        5.25%                  11/1/2015      10,225     10,724
California GO                                                        6.00%                   4/1/2018      11,980     13,298
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)                                           6.25%               7/1/2004 (1)       4,515      4,552
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)                                           6.25%               7/1/2005 (1)       5,875      6,199
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)                                           6.25%               7/1/2006 (1)       5,000      5,459
California Health Fac. Finance Auth. Rev.
(Catholic Healthcare West)                                           6.25%               7/1/2007 (1)       5,290      5,808
California Health Fac. Finance Auth. Rev.
(Sisters of Providence)                                              6.00%                  10/1/2004       4,340      4,421
California PCR Financing Auth. Rev.
(Southern California Edison Co.) PUT                                 2.00%                   3/1/2006      31,000     30,612
California Public Works Board Lease Rev.
(Dept. of Corrections)                                               6.00%               1/1/2008 (2)      14,865     16,085
California Public Works Board Lease Rev.
(Dept. of Corrections)                                              5.375%                  11/1/2011       6,500      6,838
California Public Works Board Lease Rev.
(Dept. of Corrections)                                              5.375%                  11/1/2012       7,990      8,318
California Public Works Board Lease Rev.
(Dept. of Corrections)                                               5.50%               1/1/2015 (2)       5,000      5,346
California Public Works Board Lease Rev.
(State Archives)                                                    5.375%                  12/1/2009       4,555      4,915
California Public Works Board Lease Rev.
(State Archives)                                                    5.375%                  12/1/2010       6,635      7,160
California Public Works Board Lease Rev.
(State Archives)                                                    5.375%                  12/1/2012       7,895      8,388
California Public Works Board Lease Rev.
(Univ. of California)                                                6.10%              12/1/2005 (2)       6,515      6,604
California State Dept. Water
Resources Power Supply Rev.                                          6.00%                   5/1/2013      20,000     22,333
California State Dept. Water
Resources Power Supply Rev.                                          5.50%               5/1/2015 (2)      37,000     40,559
California State Dept. Water
Resources Power Supply Rev.                                          6.00%                   5/1/2015      15,000     16,571
California State Dept. Water
Resources Power Supply Rev.                                          5.50%               5/1/2016 (2)      60,000     65,401

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

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                             MATURITY      AMOUNT     VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                       DATE       (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
California State Dept. Water
Resources Power Supply Rev.                                         5.375%               5/1/2018 (2)   $  30,000 $   32,109
California State Dept. Water
Resources Power Supply Rev. VRDO                                     1.07%               5/7/2004 LOC      48,950     48,950
California State Dept. Water Resources
Power Supply Rev. VRDO                                               1.08%               5/7/2004 LOC      16,400     16,400
California Statewide Community Dev. Auth. Rev.
(Catholic Healthcare West)                                           6.00%                   7/1/2009       3,465      3,844
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT                                              4.90%                  5/15/2008      73,000     76,876
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT                                              5.10%                  5/17/2010       8,750      9,209
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                                             2.625%                   5/1/2008      30,000     29,138
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                                              4.70%                   6/1/2009      55,000     57,407
Chula Vista CA IDR (San Diego Gas & Electric) PUT                    7.00%                  12/1/2005      45,000     47,859
Contra Costa CA (Merrithew Memorial Hosp.) COP                       5.50%              11/1/2011 (1)       5,660      6,172
East Bay CA Muni. Util. Dist. Water System Rev.                      5.25%               6/1/2017 (1)       8,110      8,615
Fresno CA Sewer Rev.                                                 6.25%               9/1/2014 (2)      12,000     14,222
Long Beach CA Harbor Rev.                                            5.75%                  5/15/2013       7,630      8,282
Los Angeles CA Dept. of Water & Power Rev.                           5.25%                   7/1/2015      20,000     21,341
Los Angeles CA Dept. of Water & Power Rev. VRDO                      1.10%                   5/3/2004       7,150      7,150
Los Angeles CA Harbor Dept. Rev.                                     5.50%               8/1/2011 (2)       5,865      6,393
Los Angeles CA Harbor Dept. Rev.                                     5.50%               8/1/2012 (2)       6,190      6,702
Los Angeles CA Harbor Dept. Rev.                                     5.50%               8/1/2013 (2)       6,535      7,060
Los Angeles CA USD GO                                                5.25%               7/1/2020 (4)      10,105     10,676
Los Angeles County CA Transp. Comm. Sales Tax Rev.                   6.50%               7/1/2010 (4)      51,070     59,904
Northern California Power Agency (Hydroelectric Project)             6.10%               7/1/2005 (1)       5,575      5,877
Northern California Power Agency (Hydroelectric Project)             6.20%               7/1/2006 (1)       5,940      6,485
Northern California Power Agency (Hydroelectric Project)             6.25%               7/1/2007 (1)       6,685      7,483
Orange County CA Local Transp. Auth. Sales Tax Rev.                  5.50%              2/15/2010 (1)      10,035     11,225
Port of Oakland CA Rev.                                              5.25%              11/1/2006 (3)       6,700      7,202
San Bernardino County CA Medical Center COP                          5.50%               8/1/2004 (1)       4,100      4,143
San Bernardino County CA Medical Center COP                          5.50%               8/1/2005 (1)      10,000     10,498
San Bernardino County CA Medical Center COP                          7.00%               8/1/2008 (1)       9,045     10,577
San Bernardino County CA Medical Center COP                          7.00%               8/1/2009 (1)       9,705     11,525
San Bernardino County CA Medical Center COP                          7.00%               8/1/2010 (1)      10,525     12,646
San Francisco CA City & County International Airport Rev.            5.50%               5/1/2011 (1)       4,215      4,559
San Francisco CA City & County International Airport Rev.            5.50%               5/1/2012 (1)       4,930      5,255
San Francisco CA City & County International Airport Rev.            5.50%               5/1/2013 (1)       5,115      5,436
San Francisco CA City & County International Airport Rev.            5.50%               5/1/2014 (1)       5,565      5,890
San Francisco CA City & County International Airport Rev.            5.50%               5/1/2015 (1)       5,880      6,251
San Francisco CA City & County International Airport Rev.            5.50%               5/1/2016 (1)       6,215      6,585
South Orange County CA Public Finance Auth. Rev.                     7.00%               9/1/2006 (1)         500        558
Univ. of California Rev. (Multiple Purpose Project)                  9.25%               9/1/2005 (1)       5,000      5,507
                                                                                                                     981,695
COLORADO (3.5%)
Colorado Dept. of Transp. Rev.                                       6.00%      6/15/2010 (2)(Prere.)      18,935     21,836
Colorado Dept. of Transp. Rev.                                       6.00%      6/15/2010 (2)(Prere.)      10,000     11,532
Colorado Dept. of Transp. Rev.                                       6.00%      6/15/2010 (2)(Prere.)      20,000     23,064
Colorado Dept. of Transp. Rev.                                       6.00%      6/15/2010 (2)(Prere.)      10,000     11,532

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
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                                                                                                             FACE     MARKET
                                                                                             MATURITY      AMOUNT     VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                       DATE       (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
Colorado Dept. of Transp. Rev.                                       5.00%              6/15/2011 (1)      $5,000 $    5,445
Colorado Dept. of Transp. Rev.                                       5.50%      6/15/2011 (1)(Prere.)      20,795     23,551
Colorado Dept. of Transp. Rev.                                       5.50%      6/15/2011 (1)(Prere.)       6,185      7,005
Colorado Dept. of Transp. Rev.                                       5.50%     6/15/2011 (1)(Prere.)*      25,185     28,523
Colorado Dept. of Transp. Rev.                                      5.375%         6/15/2012 (Prere.)       8,500      9,533
Colorado Dept. of Transp. Rev.                                       5.50%              6/15/2012 (1)      11,780     13,159
Colorado Dept. of Transp. Rev.                                       5.50%              6/15/2013 (1)      14,500     16,217
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)               6.00%              12/1/2013 (4)       5,185      5,791
Colorado Health Fac. Auth. Rev. (Poudre Valley Health)               6.00%              12/1/2014 (4)       5,500      6,144
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)                              8.50%              5/15/2004 (1)       3,605      3,616
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)                              5.25%              12/1/2009 (1)       2,965      3,213
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)                              5.25%              12/1/2010 (1)       1,740      1,869
Colorado Health Fac. Auth. Rev.
(Sisters of Charity Health System Inc.)                              5.25%              12/1/2011 (1)       3,415      3,648
Colorado Springs CO Util. System Rev.                                5.00%                 11/15/2009       5,000      5,460
Colorado Springs CO Util. System Rev.                               5.375%                 11/15/2012      12,620     13,802
Colorado Springs CO Util. System Rev.                               5.375%                 11/15/2014      12,745     13,908
Denver CO City & County Airport Rev.                                 5.50%             11/15/2010 (3)      10,000     10,879
Denver CO City & County Airport Rev.                                 5.50%             11/15/2011 (3)      15,070     16,288
Denver CO City & County Airport Rev.                                 6.00%             11/15/2011 (2)      14,895     16,373
Denver CO City & County Airport Rev.                                5.625%             11/15/2012 (3)       6,000      6,447
Denver CO City & County Airport Rev.                                 6.00%             11/15/2012 (2)      10,460     11,365
Denver CO City & County Airport Rev.                                 5.50%             11/15/2013 (3)      15,085     16,056
Denver CO City & County Airport Rev.                                 5.50%             11/15/2014 (3)      35,820     37,971
Denver CO City & County Airport Rev.                                 5.50%             11/15/2015 (3)      23,520     25,087
Denver CO City & County Airport Rev.                                 5.50%             11/15/2016 (3)      10,000     10,615
E-470 Public Highway Auth. Colorado Rev.                             0.00%               9/1/2011 (1)       6,600      4,889
E-470 Public Highway Auth. Colorado Rev.                             0.00%               9/1/2011 (1)       8,000      5,922
E-470 Public Highway Auth. Colorado Rev.                             0.00%               9/1/2012 (1)       8,100      5,582
E-470 Public Highway Auth. Colorado Rev.                             0.00%               9/1/2017 (1)      24,490     12,646
E-470 Public Highway Auth. Colorado Rev.                             0.00%               9/1/2019 (1)       5,000      2,286
Northern Colorado Water Conservation Dist. Rev.                      6.35%              12/1/2007 (2)       4,155      4,629
                                                                                                                     415,883
CONNECTICUT (2.0%)
Connecticut GO                                                       6.00%            10/1/2004 (ETM)         175        179
Connecticut GO                                                       5.30%        11/15/2006 (Prere.)       1,290      1,320
Connecticut GO                                                       5.00%                  4/15/2007      12,110     13,031
Connecticut GO                                                       5.40%        11/15/2007 (Prere.)         685        701
Connecticut GO                                                       5.00%                  4/15/2008       4,510      4,898
Connecticut GO                                                       5.25%                  6/15/2008       7,000      7,690
Connecticut GO                                                       5.00%                  4/15/2009       6,810      7,429
Connecticut GO                                                      5.375%        12/15/2010 (Prere.)       6,165      6,877
Connecticut GO                                                      5.375%         6/15/2011 (Prere.)       5,000      5,574
Connecticut GO                                                      5.125%        11/15/2011 (Prere.)      25,375     27,963
Connecticut GO                                                       5.50%             12/15/2011 (1)       9,000     10,147
Connecticut GO                                                      5.125%                 11/15/2013       5,675      6,123
Connecticut GO                                                      5.125%                 11/15/2013      19,000     20,501
Connecticut GO                                                       5.50%                 12/15/2013       4,705      5,281
Connecticut GO                                                       5.50%                 12/15/2014       8,700      9,788

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
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                                                                                                             FACE     MARKET
                                                                                           MATURITY        AMOUNT     VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
Connecticut GO                                                       5.00%             6/1/2017 (1)     $  25,000 $   26,503
Connecticut GO                                                       5.00%            12/1/2017 (1)        35,000     37,104
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)                                            7.125%        6/1/2010 (Prere.)        12,000     14,320
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)                                            5.375%            10/1/2013 (4)        20,000     21,812
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)                                     5.00%            11/1/2011 (4)         5,090      5,555
Connecticut State Health & Educ. Fac. Auth.
(Connecticut State Univ. System)                                     5.00%            11/1/2012 (4)         6,275      6,803
                                                                                                                     239,599
DELAWARE
Univ. of Delaware Rev. VRDO                                          1.10%                 5/3/2004           400        400

DISTRICT OF COLUMBIA (1.4%)
District of Columbia GO                                              5.50%        6/1/2004 (4)(ETM)         3,280      3,292
District of Columbia GO                                              5.80%        6/1/2004 (3)(ETM)           955        959

District of Columbia GO                                              5.50%             6/1/2006 (4)         6,205      6,644
District of Columbia GO                                              5.50%        6/1/2007 (4)(ETM)         1,265      1,386
District of Columbia GO                                              5.50%             6/1/2007 (4)         2,195      2,393
District of Columbia GO                                              5.75%        6/1/2007 (2)(ETM)         2,900      2,939
District of Columbia GO                                              5.75%             6/1/2007 (2)           340        348
District of Columbia GO                                              5.20%             6/1/2008 (2)         4,390      4,779
District of Columbia GO                                              5.25%             6/1/2008 (1)         7,855      8,589
District of Columbia GO                                              5.25%        6/1/2008 (1)(ETM)         2,145      2,357
District of Columbia GO                                              5.50%        6/1/2008 (4)(ETM)         1,275      1,414
District of Columbia GO                                              5.50%             6/1/2008 (4)         3,725      4,109
District of Columbia GO                                              5.50%             6/1/2008 (2)        10,000     11,030
District of Columbia GO                                              5.30%             6/1/2009 (2)         4,600      5,018
District of Columbia GO                                              5.50%     6/1/2009 (4)(Prere.)         1,890      2,127
District of Columbia GO                                              5.50%             6/1/2010 (2)        10,490     11,662
District of Columbia GO                                              5.50%                 6/1/2010        15,000     16,676
District of Columbia GO                                              5.75%        6/1/2010 (1)(ETM)         5,000      5,675
District of Columbia GO                                              5.75%             6/1/2010 (1)        15,465     17,404
District of Columbia GO                                             5.375%             6/1/2011 (2)         5,255      5,699
District of Columbia GO                                              6.00%             6/1/2011 (1)         6,550      7,477
District of Columbia GO                                              5.50%             6/1/2012 (4)         4,630      5,027
District of Columbia GO                                              0.00%             6/1/2013 (1)        10,945      7,274
District of Columbia GO                                              5.50%             6/1/2013 (2)         5,750      6,248
District of Columbia GO                                              0.00%             6/1/2014 (1)        16,650     10,390
District of Columbia Hosp. Rev. (Medlantic Health Group)             6.00%       8/15/2007 (1)(ETM)         2,985      3,321
District of Columbia Hosp. Rev. (Medlantic Health Group)             6.00%       8/15/2008 (1)(ETM)         3,160      3,566
District of Columbia Hosp. Rev. (Medlantic Health Group)             6.00%       8/15/2010 (1)(ETM)         2,555      2,927
District of Columbia Hosp. Rev. (Medlantic Health Group)             6.00%       8/15/2012 (1)(ETM)         2,995      3,453
                                                                                                                     164,183
FLORIDA (4.1%)
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)                                             5.375%                12/1/2009        15,885     17,220
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)                                             5.375%                12/1/2010         5,000      5,388
Broward County FL Resource Recovery Rev.
(Wheelabrator Series A)                                              4.50%                12/1/2011         5,000      5,101

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                             MATURITY     AMOUNT     VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                       DATE      (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)                                                5.375%                12/1/2009     $  2,000  $   2,168
Broward County FL Resource Recovery Rev.
(Wheelabrator-South)                                                5.375%                12/1/2010       21,330     22,899
Broward County FL School Board COP                                   5.75%             7/1/2005 (2)        5,445      5,717
Broward County FL School Board COP                                   5.25%             7/1/2020 (1)        4,155      4,377
Dade County FL School Board COP                                     5.375%     5/1/2006 (2)(Prere.)        4,775      5,149
Florida Board of Educ. Capital Outlay                                6.50%                 6/1/2005        5,000      5,273

Florida Board of Educ. Capital Outlay                                6.00%                 6/1/2006        6,605      7,149
Florida Board of Educ. Capital Outlay                                5.00%                 6/1/2008        5,000      5,441
Florida Board of Educ. Capital Outlay                                5.25%                 1/1/2010       15,775     17,074
Florida Board of Educ. Capital Outlay                                6.00%                 6/1/2011        4,530      5,149
Florida Board of Educ. Capital Outlay                                5.25%                 6/1/2013        3,845      4,224
Florida Board of Educ. Public Educ.                                  5.25%             6/1/2013 (4)       17,825     19,497
Florida Board of Educ. Public Educ.                                 5.375%                 6/1/2013        6,820      7,493
Florida Board of Educ. Public Educ.                                  5.00%                 6/1/2014        5,040      5,411
Florida Board of Educ. Rev. (Lottery Rev.)                           5.25%             7/1/2010 (3)        5,800      6,313
Florida Board of Educ. Rev. (Lottery Rev.)                           5.25%             7/1/2011 (3)       10,840     11,779
Florida Board of Educ. Rev. (Lottery Rev.)                           5.25%             7/1/2012 (3)       11,410     12,317
Florida Board of Educ. Rev. (Lottery Rev.)                           5.25%             7/1/2013 (3)        7,150      7,824
Florida Board of Educ. Rev. (Lottery Rev.)                           5.50%             7/1/2013 (3)        7,860      8,737
Florida Board of Educ. Rev. (Lottery Rev.)                           5.50%             7/1/2013 (2)       10,875     11,993
Florida Board of Educ. Rev. (Lottery Rev.)                           5.25%             7/1/2014 (3)        3,700      4,017
Florida Board of Educ. Rev. (Lottery Rev.)                          5.375%             7/1/2015 (3)        5,000      5,403
Florida Board of Educ. Rev. (Lottery Rev.)                          5.375%             7/1/2017 (3)        6,000      6,513
Florida Dept. of Environmental
Protection & Preservation Rev.                                       5.00%             7/1/2009 (4)       18,580     20,319
Florida Dept. of Environmental
Protection & Preservation Rev.                                       5.75%             7/1/2010 (3)        3,615      4,097
Florida Dept. of Environmental
Protection & Preservation Rev.                                       5.50%             7/1/2013 (4)       11,920     13,344
Florida Dept. of Transp.                                             5.25%                 7/1/2015        4,000      4,261
Florida Division Board Financial Dept. of General Services
Systems Rev. (Dept. of Environmental Protection)                     5.00%             7/1/2009 (1)       14,330     15,671
Florida Division Board Financial Dept. of General Services
Systems Rev. (Dept. of Environmental Protection)                     6.00%             7/1/2012 (2)       11,500     13,240
Florida Division Board Financial Dept. of General Services
Systems Rev. (Dept. of Environmental Protection)                    5.375%             7/1/2013 (1)        7,645      8,432
Florida Muni. Power Agency Rev. (Stanton Project)                    5.50%            10/1/2013 (4)        3,905      4,305
Florida Turnpike Auth. Rev.                                          5.25%             7/1/2011 (4)        5,000      5,527
Florida Turnpike Auth. Rev.                                          5.25%             7/1/2011 (3)        2,185      2,374
Florida Turnpike Auth. Rev.                                          5.00%             7/1/2016 (4)       10,000     10,614
Greater Orlando Aviation Auth. Orlando FL Airport Fac. Rev.          5.25%            10/1/2011 (3)       10,415     11,035
Hillsborough County FL Capital Improvement Project Rev.
Criminal Justice Fac.                                                5.00%             8/1/2011 (3)        5,735      6,251
Hillsborough County FL School Board COP                              5.50%             7/1/2014 (1)        4,370      4,874
Hillsborough County FL Util. Rev.                                    5.50%             8/1/2013 (2)       10,000     11,198
Jacksonville FL Sales Taxes Rev.                                     5.50%            10/1/2013 (3)        3,045      3,412
Lakeland FL Electric & Water Rev.                                    6.05%            10/1/2012 (4)       10,000     11,570
Lee County FL School Board COP                                       6.00%             8/1/2005 (4)        4,975      5,251
Miami-Dade County FL School Board COP                                5.25%             8/1/2009 (2)       11,320     12,397
Miami-Dade County FL School Board COP                                5.25%             8/1/2010 (2)       12,140     13,265

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
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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
Orlando & Orange County FL Expressway Auth.                          5.00%             7/1/2008 (2)     $  11,745 $    12,798
Orlando & Orange County FL Expressway Auth.                          5.25%             7/1/2014 (2)         4,000       4,348
Orlando & Orange County FL Expressway Auth. VRDO                     1.08%             5/7/2004 (4)        21,600      21,600
Orlando FL Util. Comm. Water & Electric Rev.                         5.25%                10/1/2013        10,000      11,012
Orlando FL Util. Comm. Water & Electric Rev.                         5.25%                10/1/2014         5,000       5,492
Palm Beach County FL School Board COP                                6.00%             8/1/2006 (2)         6,480       7,047
Sunshine State Florida Govt. Financing Comm. Rev. VRDO               1.09%             5/7/2004 (2)         7,300       7,300
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare, Inc.)                              6.25%                12/1/2020        10,000       9,889
Tampa FL Health System Rev. (Catholic Healthcare East)               5.25%           11/15/2011 (1)         3,000       3,221
                                                                                                                      483,770
GEORGIA (3.5%)
Atlanta GA Airport Fac. Rev.                                         0.00%             1/1/2010 (1)        52,625      39,440
Atlanta GA Airport Fac. Rev.                                         6.00%             1/1/2011 (3)         7,000       7,722
Atlanta GA Airport Fac. Rev.                                        6.125%             1/1/2012 (3)         7,500       8,217
Atlanta GA Airport Fac. Rev.                                         6.25%             1/1/2014 (3)         5,000       5,551
Atlanta GA Airport Fac. Rev.                                        5.875%             1/1/2015 (3)        11,930      13,211
Atlanta GA Airport Fac. Rev.                                        5.875%             1/1/2016 (3)         5,000       5,542
Atlanta GA Water & Wastewater Rev.                                   5.50%            11/1/2010 (3)        10,000      11,187
Atlanta GA Water & Wastewater Rev.                                   5.50%            11/1/2011 (3)        10,000      11,184
Burke County GA Dev. Auth. PCR
(Georgia Power Co. Plant Vogtle) PUT                                 4.45%                12/1/2008        37,375      39,181
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                                        1.10%             5/3/2004 (2)        13,600      13,600
Fulton County GA COP                                                 5.75%            11/1/2011 (2)         6,000       6,738
Fulton County GA COP                                                 6.00%            11/1/2012 (2)         5,985       6,780
Fulton County GA COP                                                 6.00%            11/1/2013 (2)         6,325       7,194
Fulton County GA COP                                                 6.00%            11/1/2014 (2)         4,675       5,317
Fulton County GA School Dist. GO                                    6.375%                 5/1/2010        15,000      17,225
Georgia GO                                                           6.50%                 7/1/2005         5,000       5,292
Georgia GO                                                           7.25%                 9/1/2005         3,630       3,900
Georgia GO                                                           7.00%                11/1/2005        15,670      16,905
Georgia GO                                                           6.25%                 4/1/2006        12,200      13,188
Georgia GO                                                           7.25%                 9/1/2006         7,860       8,786
Georgia GO                                                           7.00%                11/1/2006        16,780      18,776
Georgia GO                                                           6.25%                 8/1/2007         5,500       6,160
Georgia GO                                                           6.75%                 8/1/2007         6,100       6,917
Georgia GO                                                           7.40%                 8/1/2007        11,200      12,925
Georgia GO                                                           7.00%                11/1/2007        17,960      20,658
Georgia GO                                                           7.40%                 8/1/2008         5,900       6,982
Georgia GO                                                           7.10%                 9/1/2009         7,900       9,427
Georgia GO                                                           7.45%                 1/1/2010         4,000       4,851
Georgia GO                                                           6.25%                 8/1/2010         7,800       9,075
Georgia GO                                                           6.75%                 9/1/2010         8,000       9,529
Georgia GO                                                           5.70%                 7/1/2011         4,470       5,082
Georgia GO                                                           5.75%                 9/1/2011         2,500       2,851
Georgia GO                                                           5.40%                 4/1/2013         7,525       8,388
Georgia Muni. Electric Power Auth. Rev.                              6.30%        1/1/2005 (1)(ETM)         1,365       1,410

Georgia Muni. Electric Power Auth. Rev.                              6.30%             1/1/2005 (1)         6,410       6,616
Georgia Road & Tollway Auth. Rev.
(Governors Transp. Choices)                                         5.375%                 3/1/2014         9,385      10,258

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
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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
Georgia Road & Tollway Auth. Rev.
(Governors Transp. Choices)                                         5.375%                 3/1/2015     $   8,775 $     9,553
Georgia Road & Tollway Auth. Rev.
(Governors Transp. Choices)                                         5.375%                 3/1/2016         9,000       9,776
          Monroe County GA Dev. Auth. PCR (Oglethorpe Power Corp.)   6.65%             1/1/2008 (1)         9,220      10,458
                                                                                                                      415,852
HAWAII (2.2%)
Hawaii Airport System Rev.                                           5.75%             7/1/2010 (3)        10,780      11,851
Hawaii Airport System Rev.                                          6.375%             7/1/2012 (3)         9,140      10,270
Hawaii Airport System Rev.                                           6.90%           7/1/2012 (ETM)        20,195      23,831
Hawaii Airport System Rev.                                           5.75%             7/1/2013 (3)        23,000      24,780
Hawaii Airport System Rev.                                           5.75%             7/1/2014 (3)        12,510      13,509
Hawaii Airport System Rev.                                           5.75%             7/1/2015 (3)        19,450      21,005
Hawaii GO                                                            6.40%                 3/1/2007         5,555       6,158
Hawaii GO                                                            6.00%            12/1/2009 (3)         3,550       4,056
Hawaii GO                                                           5.875%    10/1/2010 (1)(Prere.)         2,000       2,291
Hawaii GO                                                            6.00%            11/1/2010 (4)        10,000      11,482
Hawaii GO                                                            5.75%            10/1/2011 (1)         2,210       2,482
Hawaii GO                                                           5.375%             8/1/2012 (3)        14,490      15,824
Hawaii GO                                                           5.375%             8/1/2012 (3)        14,200      15,507
Hawaii GO                                                           5.625%             9/1/2012 (4)         5,000       5,528
Hawaii GO                                                            5.75%            10/1/2012 (1)         2,130       2,374
Hawaii GO                                                           5.375%             8/1/2013 (3)        14,700      16,020
Hawaii GO                                                           5.375%             8/1/2013 (3)        16,595      18,085
Hawaii GO                                                           5.375%             8/1/2014 (3)        17,985      19,558
Hawaii GO                                                           5.375%             8/1/2014 (3)        11,650      12,669
Hawaii GO                                                            5.75%             2/1/2015 (4)         5,000       5,674
Honolulu HI City & County GO                                         5.75%                 1/1/2006            10          11
Honolulu HI City & County GO                                         6.00%                 1/1/2008             5           6
Honolulu HI City & County GO                                         8.00%          10/1/2009 (ETM)         3,620       4,496
Honolulu HI City & County GO                                        5.125%             7/1/2011 (3)         5,000       5,391
                                                                                                                      252,858
ILLINOIS (4.7%)
Chicago IL (City Colleges Improvement) GO                            0.00%             1/1/2012 (3)        26,000      18,747
Chicago IL (City Colleges Improvement) GO                            0.00%             1/1/2013 (3)        32,670      22,231
Chicago IL Housing Auth. Capital Project Rev.                       5.375%                 7/1/2013         5,540       5,940
Chicago IL Housing Auth. Capital Project Rev.                       5.375%                 7/1/2014        13,425      14,277
Chicago IL Housing Auth. Capital Project Rev.                       5.375%                 7/1/2015         7,150       7,568
Chicago IL Housing Auth. Capital Project Rev.                       5.375%                 7/1/2017        15,715      16,514
Chicago IL Metro. Water Reclamation Dist. GO                         6.25%       12/1/2005 (Prere.)        15,000      16,082
Chicago IL Metro. Water Reclamation Dist. GO                         5.90%                12/1/2006         4,450       4,873
Chicago IL Metro. Water Reclamation Dist. GO                         6.10%                12/1/2006         5,300       5,628
Chicago IL Metro. Water Reclamation Dist. GO                         6.05%                12/1/2009         3,000       3,429
Chicago IL O'Hare International Airport Rev.                         5.50%             1/1/2009 (2)        15,890      17,212
Chicago IL O'Hare International Airport Rev.                         5.50%             1/1/2014 (2)        13,540      14,308
Chicago IL O'Hare International Airport Special Fac. Rev.
(United Airlines) PUT                                                5.80%              5/1/2007 **        63,000      25,751
Chicago IL Water Rev.                                                5.50%            11/1/2013 (2)         3,595       3,957
Chicago IL Water Rev.                                                0.00%            11/1/2014 (2)         7,460       4,589
Chicago IL Water Rev.                                                5.50%            11/1/2014 (2)         3,200       3,519
Chicago IL Water Rev.                                                0.00%            11/1/2015 (2)         7,555       4,368
Chicago IL Water Rev.                                                5.50%            11/1/2015 (2)         4,035       4,398

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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
Chicago IL Water Rev.                                                5.50%            11/1/2016 (2)     $   2,000 $     2,174
Illinois Dev. Finance Auth. PCR
(Commonwealth Edison) PUT                                            4.40%            12/1/2006 (2)        25,000      26,431
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)                                                   5.85%                 2/1/2007        10,000      10,636
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)                                                   5.05%                 1/1/2010         9,750      10,064
Illinois GO                                                          5.00%                10/1/2010         9,000       9,800
Illinois GO                                                         5.375%     7/1/2012 (1)(Prere.)         5,500       6,130
Illinois GO                                                          5.25%                10/1/2012        14,000      15,331
Illinois GO                                                          5.50%             8/1/2013 (1)        14,005      15,580
Illinois GO                                                          5.25%                10/1/2013        46,130      50,454
Illinois GO                                                         5.375%             7/1/2014 (1)         5,000       5,434
Illinois GO                                                          5.25%                10/1/2014        40,000      43,400
Illinois GO                                                          5.50%             8/1/2017 (1)         7,500       8,140
Illinois GO                                                          5.50%             8/1/2018 (1)         6,000       6,494
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)        5.25%             6/1/2010 (1)         5,000       5,371
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)        5.25%             6/1/2011 (1)         4,000       4,269
Illinois Health Fac. Auth. Rev. (Hosp. Sisters Services Inc.)        5.25%             6/1/2012 (1)         4,280       4,529
Illinois Health Fac. Auth. Rev.
(OSF Healthcare System) VRDO                                         1.10%             5/3/2004 LOC         7,000       7,000
Illinois Regional Transp. Auth. Rev.                                 9.00%             6/1/2005 (2)         4,500       4,858
Illinois Regional Transp. Auth. Rev.                                 9.00%             6/1/2005 (2)           720         777
Illinois Regional Transp. Auth. Rev.                                 9.00%             6/1/2008 (2)         5,895       7,278
Illinois Regional Transp. Auth. Rev.                                 9.00%             6/1/2008 (2)           945       1,167
Illinois Regional Transp. Auth. Rev.                                 9.00%             6/1/2009 (2)         3,225       4,096
Illinois Regional Transp. Auth. Rev.                                 9.00%             6/1/2009 (2)         1,030       1,308
Illinois Sales Tax Rev.                                             6.125%       6/15/2010 (Prere.)         4,250       4,913
Illinois Sales Tax Rev.                                              6.50%                6/15/2013         5,000       5,827
Illinois Sales Tax Rev.                                             6.125%                6/15/2014         6,850       7,820
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    7.25%            6/15/2005 (2)           275         293
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    7.25%       6/15/2005 (2)(ETM)         6,225       6,632
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    7.25%       6/15/2005 (2)(ETM)         6,395       6,811
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    7.25%       6/15/2005 (2)(ETM)         2,105       2,242
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    6.75%             6/1/2010 (2)        25,000      29,302
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%           12/15/2016 (1)         8,330       4,515
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%            6/15/2019 (3)        39,340      18,258
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%           12/15/2039 (1)        60,945       7,856
Univ. of Illinois Univ. Rev. Auxiliary Fac.                          0.00%             4/1/2016 (1)        15,270       8,565
                                                                                                                      547,146
INDIANA
Indiana Muni. Power Agency Rev.                                     5.875%             1/1/2010 (1)         4,500       5,077

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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
KENTUCKY (1.1%)
Kentucky Property & Building Comm. Rev.                              5.25%       11/1/2005 (Prere.)     $   2,500 $     2,684
Kentucky Property & Building Comm. Rev.                              5.75%       10/1/2010 (Prere.)         6,135       6,983
Kentucky Property & Building Comm. Rev.                              5.75%       10/1/2010 (Prere.)         3,500       3,984
Kentucky Property & Building Comm. Rev.                             5.375%    10/1/2011 (1)(Prere.)         5,000       5,597
Kentucky Property & Building Comm. Rev.                              5.50%             8/1/2012 (4)        10,000      11,169
Kentucky Property & Building Comm. Rev.                              5.25%     8/1/2013 (4)(Prere.)        39,355      42,516
Kentucky Property & Building Comm. Rev.                              5.25%     8/1/2015 (4)(Prere.)        25,205      26,950
Kentucky Property & Building Comm. Rev.                              5.00%            10/1/2017 (2)        15,000      16,077
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                                             5.50%             7/1/2007 (4)         4,315       4,726
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                  5.75%             7/1/2012 (4)         4,495       4,889
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                  5.75%             7/1/2013 (4)         4,755       5,158
                                                                                                                      130,733
LOUISIANA (0.9%)
Louisiana GO                                                         7.75%             8/1/2006 (1)        10,970      12,343
Louisiana GO                                                         5.25%            4/15/2011 (4)        11,395      12,377
Louisiana GO                                                         5.50%            5/15/2012 (3)        12,660      13,926
Louisiana GO                                                         5.75%           11/15/2012 (3)        17,865      19,922
Louisiana GO                                                         5.50%            5/15/2013 (3)         5,345       5,870
Louisiana GO                                                         5.75%           11/15/2013 (3)        18,825      21,091
Louisiana GO                                                         5.75%           11/15/2014 (3)         8,500       9,528
Louisiana Public Fac. Auth. Hosp. Rev.
(Franciscan Missionaries)                                           5.375%             7/1/2011 (1)         4,990       5,364
                                                                                                                      100,421
MARYLAND (0.7%)
Maryland GO                                                          5.50%                7/15/2009        16,490      18,522
Maryland GO                                                          5.00%                 8/1/2013         5,000       5,456
Maryland GO                                                          5.50%                7/15/2014        18,390      20,797
Maryland GO                                                          5.50%                 3/1/2016         8,035       9,081
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)                                                  5.00%                 7/1/2015         3,915       4,060
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)                                                  5.00%                 7/1/2016         2,980       3,068
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                  6.625%                 7/1/2020         4,000       4,497
Washington Suburban Sanitation Dist.
Maryland Water Supply GO                                             5.00%                 6/1/2013         7,800       8,508
Washington Suburban Sanitation Dist.
Maryland Water Supply GO                                             5.00%                 6/1/2013         4,165       4,543
                                                                                                                       78,532
MASSACHUSETTS (6.8%)
Boston MA Water & Sewer Comm. Rev.                                   5.75%                11/1/2013         5,785       6,502
Chelsea MA GO                                                        5.50%            6/15/2009 (2)         3,000       3,356
Chelsea MA GO                                                        5.50%            6/15/2011 (2)         5,000       5,513
Chelsea MA GO                                                        5.50%            6/15/2012 (2)         5,000       5,483
Massachusetts Bay Transp. Auth. Rev.                                5.125%        3/1/2009 (Prere.)         5,820       6,408
Massachusetts Bay Transp. Auth. Rev.                                 7.00%                 3/1/2009         8,880      10,404
Massachusetts Dev. Finance Agency Resource Recovery
Rev. (SEMASS System)                                                5.625%             1/1/2013 (1)        16,670      18,473

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                                                                                                             FACE       MARKET
                                                                                           MATURITY        AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)        (000)
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Dev. Finance Agency Resource Recovery
Rev. (SEMASS System)                                                5.625%             1/1/2014 (1)     $   7,340 $      8,047
Massachusetts Dev. Finance Agency Resource Recovery
Rev. (SEMASS System)                                                5.625%             1/1/2015 (1)         8,310        9,088
Massachusetts Dev. Finance Agency Resource Recovery
Rev. (SEMASS System)                                                5.625%             1/1/2016 (1)         3,500        3,813
Massachusetts Dev. Finance Agency Rev.
(Smith College) VRDO                                                 1.09%                 5/7/2004         3,700        3,700
Massachusetts GAN                                                   5.125%                6/15/2010        10,755       11,629
Massachusetts GAN                                                    5.25%                6/15/2010        23,675       25,774
Massachusetts GAN                                                   5.125%               12/15/2010         5,000        5,410
Massachusetts GAN                                                    5.25%               12/15/2010        26,275       29,121
Massachusetts GAN                                                   5.125%                6/15/2011         8,555        9,196
Massachusetts GAN                                                    5.25%                6/15/2011        15,000       16,625
Massachusetts GAN                                                    5.25%               12/15/2011        14,820       16,425
Massachusetts GAN                                                    5.75%               12/15/2011        20,000       22,414
Massachusetts GAN                                                    5.75%                6/15/2012        11,280       12,522
Massachusetts GAN                                                   5.125%               12/15/2012         5,000        5,330
Massachusetts GAN                                                   5.125%                6/15/2013         5,000        5,329
Massachusetts GAN                                                    5.75%                6/15/2013        10,000       11,134
Massachusetts GO                                                     7.50%           6/1/2004 (ETM)         1,315        1,322
Massachusetts GO                                                     7.50%           6/1/2004 (ETM)           105          106
Massachusetts GO                                                    5.125%       11/1/2006 (Prere.)        10,500       11,381
Massachusetts GO                                                     6.00%        2/1/2010 (Prere.)         5,450        6,256
Massachusetts GO                                                     5.75%        6/1/2010 (Prere.)        10,000       11,350
Massachusetts GO                                                     6.00%                11/1/2010         5,000        5,697
Massachusetts GO                                                     5.50%                11/1/2014        10,000       11,050
Massachusetts GO                                                     5.50%            11/1/2016 (1)        75,000       83,327
Massachusetts GO                                                     5.50%                11/1/2016        25,000       27,648
Massachusetts GO                                                     5.50%            11/1/2016 (2)        50,000       55,552
Massachusetts GO                                                     5.50%            11/1/2017 (1)        20,000       22,200
Massachusetts GO                                                     5.50%            11/1/2017 (4)         7,000        7,770
Massachusetts GO                                                     5.25%                 8/1/2022        20,000       21,135
Massachusetts GO                                                     5.25%                 8/1/2023        20,000       20,992
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)                                              5.25%             7/1/2009 (1)         4,215        4,576
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)                                              5.25%             7/1/2010 (1)         4,440        4,772
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)                                              5.25%             7/1/2011 (1)         4,670        4,984
Massachusetts Health & Educ. Fac. Auth. Rev.
(Boston Medical Center)                                              5.25%             7/1/2012 (1)         1,850        1,957
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                                    6.50%                 7/1/2012        10,000       10,939
Massachusetts Health & Educ. Fac. Auth. Rev.
(Harvard Univ.) VRDO                                                 0.99%                 5/7/2004           300          300
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT) VRDO              0.99%                 5/7/2004         2,500        2,500
Massachusetts Ind. Finance Agency
Resource Recovery Rev. (Refusetech Inc.)                             6.30%                 7/1/2005        23,475       23,983
Massachusetts Ind. Finance Agency Rev.
(BioMed Research Corp.)                                              0.00%                 8/1/2004         9,480        9,446

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
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                                                                                                            FACE        MARKET
                                                                                           MATURITY       AMOUNT        VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)         (000)
------------------------------------------------------------------------------------------------------------------------------
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                                    5.25%             7/1/2012 (1)      $22,865  $     24,930
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                                    5.25%             7/1/2013 (1)       20,000        21,728
Massachusetts Port Auth. Special Fac. Rev.
(Delta Airlines Inc.)                                                5.50%             1/1/2012 (2)        7,000         7,459
Massachusetts Port Auth. Special Fac. Rev.
(Delta Airlines Inc.)                                                5.50%             1/1/2013 (2)        6,730         7,117
Massachusetts Port Auth. Special Fac. Rev.
(Delta Airlines Inc.)                                                5.50%             1/1/2014 (2)        6,040         6,344
Massachusetts Port Auth. Special Fac. Rev.
(Delta Airlines Inc.)                                                5.50%             1/1/2015 (2)        4,000         4,196
Massachusetts Water Pollution Abatement Trust                       5.125%                 8/1/2009        3,000         3,270
Massachusetts Water Pollution Abatement Trust                        6.00%                 8/1/2010        5,000         5,687
Massachusetts Water Pollution Abatement Trust                        5.25%           8/1/2011 (ETM)        6,475         7,188
Massachusetts Water Pollution Abatement Trust                        5.25%                 8/1/2011          830           902
Massachusetts Water Pollution Abatement Trust                        6.00%                 8/1/2011        4,150         4,708
Massachusetts Water Pollution Abatement Trust                        5.25%                 8/1/2012          295           318
Massachusetts Water Pollution Abatement Trust                        6.00%                 8/1/2012        6,455         7,304
Massachusetts Water Pollution Abatement Trust                        6.00%                 8/1/2013        5,000         5,674
Massachusetts Water Pollution Abatement Trust                       5.125%                 8/1/2014        2,500         2,676
Massachusetts Water Resources Auth. Rev.                             6.50%                7/15/2010       30,220        35,357
Massachusetts Water Resources Auth. Rev.                             6.50%                7/15/2019       37,515        44,654
Massachusetts Water Resources Auth. Rev. VRDO                        1.07%             5/7/2004 (2)        4,360         4,360
                                                                                                                       794,811
MICHIGAN (3.2%)
Detroit MI Sewage Disposal System VRDO                               1.08%             5/7/2004 (3)       10,900        10,900
Detroit MI Sewer System Rev.                                         5.25%     7/1/2005 (1)(Prere.)        4,000         4,217
Detroit MI Sewer System Rev.                                         0.00%             7/1/2016 (3)        7,500         4,196
Detroit MI Water Supply System VRDO                                  1.08%             5/7/2004 (3)        2,300         2,300
Greater Detroit MI Resource Recovery Auth.                           6.25%           12/13/2006 (2)       13,500        14,898
Greater Detroit MI Resource Recovery Auth.                           6.25%           12/13/2006 (2)       10,175        11,229
Greater Detroit MI Resource Recovery Auth.                           6.25%           12/13/2007 (2)        5,000         5,626
Greater Detroit MI Resource Recovery Auth.                           6.25%           12/13/2007 (2)        6,070         6,830
Michigan Building Auth. Rev.                                        5.375%      10/15/2007 (Prere.)        5,880         6,518
Michigan Building Auth. Rev.                                         6.00%         10/15/2007 (ETM)        9,000        10,079
Michigan Building Auth. Rev.                                         5.50%               10/15/2012        6,695         7,347
Michigan Building Auth. Rev.                                         5.50%               10/15/2012        8,440         9,262
Michigan Building Auth. Rev.                                         5.25%               10/15/2013        2,500         2,703
Michigan Building Auth. Rev.                                         5.25%           10/15/2013 (4)       12,000        13,137
Michigan Building Auth. Rev.                                         5.50%               10/15/2013        6,010         6,614
Michigan Building Auth. Rev.                                         5.50%               10/15/2013        6,000         6,603
Michigan Building Auth. Rev.                                         5.25%           10/15/2014 (4)       15,000        16,292
Michigan Building Auth. Rev.                                         5.50%               10/15/2014       10,000        10,993
Michigan Building Auth. Rev.                                         5.25%           10/15/2015 (4)       22,445        24,232
Michigan Building Auth. Rev.                                         5.50%               10/15/2015        5,000         5,458
Michigan Building Auth. Rev.                                         5.25%           10/15/2016 (4)        9,000         9,666
Michigan GAN VRDO                                                    1.07%             5/7/2004 (4)       41,800        41,800
Michigan GAN VRDO                                                    1.07%             5/7/2004 (4)       20,900        20,900
Michigan GO                                                          5.50%       11/1/2009 (Prere.)        5,120         5,741
Michigan GO                                                          5.50%       11/1/2009 (Prere.)        5,395         6,049
Michigan GO                                                          5.50%                12/1/2013        6,125         6,885

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
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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)                                    5.50%          10/1/2006 (ETM)     $   3,340 $     3,617
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)                                    5.50%          10/1/2007 (ETM)         3,910       4,307
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)                                    5.30%          10/1/2011 (ETM)        10,840      11,846
Michigan Hosp. Finance Auth. Rev.
(Genesys Regional Medical Center)                                   5.375%          10/1/2013 (ETM)         4,000       4,369
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                         5.75%       10/1/2010 (Prere.)        10,390      11,923
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                        5.875%       10/1/2010 (Prere.)        10,740      12,401
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                        5.875%       10/1/2010 (Prere.)         7,680       8,868
Univ. of Michigan Hosp. Rev. VRDO                                    1.10%                 5/3/2004         3,300       3,300
Wayne Charter County MI Airport Rev.                                 5.25%            12/1/2010 (1)        12,000      12,734
Wayne Charter County MI Airport Rev.                                 5.25%            12/1/2011 (1)        10,845      11,499
Wayne Charter County MI Airport Rev.                                 5.25%            12/1/2012 (1)        15,270      16,032
                                                                                                                      371,371
MINNESOTA (0.4%)
Minnesota GO                                                         5.00%                 8/1/2008        12,965      14,171
Northern Minnesota Muni.
Power Agency Electric System Rev.                                    5.25%             1/1/2012 (4)         6,000       6,474
Western Minnesota Muni. Power Agency                                5.375%             1/1/2008 (2)         5,645       6,033
Western Minnesota Muni. Power Agency                                 5.50%             1/1/2010 (2)        14,045      15,073
                                                                                                                       41,751
MISSISSIPPI (1.0%)
Mississippi GO                                                       5.25%        5/1/2005 (Prere.)         5,805       6,030
Mississippi GO                                                       7.00%                 5/1/2005         4,840       5,108
Mississippi GO                                                       6.50%                 9/1/2006         5,125       5,648
Mississippi GO                                                       6.00%                12/1/2006         6,380       7,011
Mississippi GO                                                       6.00%       11/1/2009 (Prere.)         9,225      10,575
Mississippi GO                                                       6.00%       11/1/2009 (Prere.)         9,725      11,149
Mississippi GO                                                       5.75%       11/1/2010 (Prere.)         7,860       8,951
Mississippi GO                                                       5.75%       11/1/2010 (Prere.)         5,540       6,309
Mississippi GO                                                       5.75%       11/1/2010 (Prere.)         5,205       5,927
Mississippi GO                                                       5.75%       11/1/2010 (Prere.)         4,665       5,312
Mississippi GO                                                       5.75%       11/1/2010 (Prere.)         4,825       5,495
Mississippi GO                                                       5.25%                12/1/2010         8,800       9,749
Mississippi GO                                                       5.75%                12/1/2011         6,000       6,832
Mississippi GO                                                       5.50%             9/1/2012 (4)         5,000       5,589
Mississippi GO                                                       5.50%                12/1/2016         8,435       9,463
Mississippi GO                                                       5.50%                12/1/2017         4,000       4,490
                                                                                                                      113,638
MISSOURI (0.7%)
Missouri Board Public Building Special Obligation Rev.               5.25%               10/15/2009        10,640      11,776
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR                                      5.50%                 7/1/2012         4,190       4,694
Missouri Environmental Improvement &
Energy Resource Auth. Water PCR                                      5.50%                 7/1/2013         5,250       5,890
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal-Presbyterian Hosp.)                       5.50%            12/1/2012 (4)         3,365       3,697

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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal-Presbyterian Hosp.)                       5.50%            12/1/2013 (4)     $   3,580 $     3,907
Missouri Health & Educ. Fac. Auth. Health Fac.
Rev. (St. Luke's Episcopal-Presbyterian Hosp.)                       5.50%            12/1/2014 (4)         3,780       4,102
Missouri Highways & Transp. Comm. Road Rev.                         5.625%                 2/1/2012         5,000       5,537
Missouri Highways & Transp. Comm. Road Rev.                         5.625%                 2/1/2013         3,000       3,328
Missouri Highways & Transp. Comm. Road Rev.                         5.625%                 2/1/2014         3,430       3,786
Missouri Highways & Transp. Comm. Road Rev.                         5.625%                 2/1/2016         2,000       2,195
Missouri Highways & Transp. Comm. Road Rev.                          5.25%                 2/1/2017        11,410      12,107
St. Louis MO Airport Rev. Airport Dev. Program                      5.625%             7/1/2013 (1)        11,560      12,709
St. Louis MO Airport Rev. Airport Dev. Program                      5.625%             7/1/2014 (1)        10,260      11,196
                                                                                                                       84,924
MONTANA (0.1%)
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)                                   5.25%            12/1/2009 (1)         3,330       3,592
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)                                   5.25%            12/1/2010 (1)         2,445       2,635
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)                                   5.25%            12/1/2011 (1)         4,980       5,347
Montana Health Fac. Auth. Rev.
(Sisters of Charity Health System)                                   5.25%            12/1/2012 (1)         2,725       2,901
                                                                                                                       14,475
NEBRASKA (0.9%)
Nebraska Public Power Dist. Rev.                                     5.25%             1/1/2010 (1)        26,500      28,784
Nebraska Public Power Dist. Rev.                                     5.25%             1/1/2011 (1)        10,000      10,853
Nebraska Public Power Dist. Rev.                                     5.25%             1/1/2012 (1)         5,000       5,430
Nebraska Public Power Dist. Rev.                                     5.25%             1/1/2013 (1)        51,565      55,579
Omaha NE Public Power Dist. Electric Rev.                            5.50%                 2/1/2007         5,000       5,421
                                                                                                                      106,067
NEVADA (2.6%)
Clark County NV Airport Improvement Rev.                            5.375%             7/1/2010 (1)         8,470       9,161
Clark County NV Airport Improvement Rev.                             5.25%             7/1/2012 (1)         4,225       4,470
Clark County NV GO                                                   7.50%             6/1/2006 (2)         3,575       3,972
Clark County NV GO                                                   5.50%    12/1/2006 (3)(Prere.)         6,365       6,984
Clark County NV GO                                                   5.60%    12/1/2006 (3)(Prere.)         7,175       7,891
Clark County NV GO                                                  5.625%    12/1/2006 (3)(Prere.)         7,450       8,198
Clark County NV GO                                                   7.50%             6/1/2007 (2)         4,920       5,649
Clark County NV GO                                                   7.50%             6/1/2007 (2)         4,630       5,316
Clark County NV GO                                                   8.00%             6/1/2008 (2)         5,285       6,327
Clark County NV GO                                                   8.00%             6/1/2008 (2)         4,590       5,495
Clark County NV GO                                                   7.50%             6/1/2009 (2)         1,115       1,340
Clark County NV GO                                                   7.50%             6/1/2009 (2)         5,710       6,860
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)                          5.375%             7/1/2010 (1)         6,435       6,978
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)                          5.375%             7/1/2011 (1)         9,445      10,183
Clark County NV Passenger Fac. Rev.
(Las Vegas McCarran International Airport)                          5.375%             7/1/2012 (1)         8,295       8,877
Clark County NV School Dist. GO                                      5.70%    6/15/2005 (1)(Prere.)        10,825      11,450
Clark County NV School Dist. GO                                     5.875%    6/15/2005 (1)(Prere.)         9,275       9,828
Clark County NV School Dist. GO                                     5.875%    6/15/2005 (1)(Prere.)        14,485      15,349
Clark County NV School Dist. GO                                      5.60%    6/15/2006 (3)(Prere.)         9,640      10,474
Clark County NV School Dist. GO                                      5.90%    6/15/2006 (3)(Prere.)        10,000      10,927

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                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Clark County NV School Dist. GO                                      5.50%    6/15/2007 (3)(Prere.)     $ 16,325  $    18,048
Clark County NV School Dist. GO                                     5.625%    6/15/2007 (3)(Prere.)       10,000       11,093
Clark County NV School Dist. GO                                     5.375%            6/15/2016 (1)       28,385       30,602
Clark County NV School Dist. GO                                     5.375%            6/15/2017 (1)       29,765       31,987
Las Vegas NV Convention & Visitors Auth.                             6.00%             7/1/2011 (2)       10,000       11,337
Las Vegas NV Convention & Visitors Auth.                             6.00%             7/1/2012 (2)        5,000        5,655
Las Vegas NV Convention & Visitors Auth.                             6.00%             7/1/2014 (2)        4,500        5,102
Nevada GO                                                            6.00%                5/15/2010        6,680        7,605
Nevada GO                                                            5.25%                5/15/2011        6,000        6,501
Truckee Meadows NV Water Auth. Rev.                                  5.50%             7/1/2012 (4)        5,335        5,851
Truckee Meadows NV Water Auth. Rev.                                  5.50%             7/1/2013 (4)        4,790        5,263
Washoe County NV Hosp. Medical Center                                6.00%             6/1/2009 (2)        6,310        6,458
                                                                                                                      301,231
NEW HAMPSHIRE (0.5%)
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)                                6.00%                 5/1/2021       25,800       26,881
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)                                6.00%             5/1/2021 (2)       21,600       22,786
New Hampshire IDA                                                    5.90%                 8/1/2018        7,000        7,308
                                                                                                                       56,975
NEW JERSEY (6.3%)
Essex County NJ Solid Waste Util. Auth.                              5.50%     4/1/2006 (4)(Prere.)        3,000        3,264
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT                                        6.85%                12/1/2009        4,000        4,555
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.              5.00%             7/1/2008 (1)       17,000       18,524
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.              5.00%             7/1/2010 (1)       26,045       28,421
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)                   5.50%             5/1/2008 (4)       10,520       11,632
New Jersey GO                                                        6.00%                7/15/2006        3,300        3,581
New Jersey GO                                                        5.50%                 8/1/2011        3,500        3,912
New Jersey GO                                                        5.25%             7/1/2014 (4)       25,000       27,435
New Jersey GO                                                        5.25%             7/1/2015 (4)       50,000       54,921
New Jersey Health Care Fac. Financing Auth. Rev.
(Meridian Health Systems) VRDO                                       1.06%             5/7/2004 LOC        4,100        4,100
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)                                           5.25%             7/1/2010 (1)        8,050        8,760
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)                                           5.25%             7/1/2011 (1)        8,230        8,836
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)                                           5.25%             7/1/2012 (1)        2,000        2,130
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)                                           5.25%             7/1/2014 (1)        2,850        3,020
New Jersey Sports & Exposition Auth. Rev. VRDO                       1.06%             5/7/2004 (1)        5,645        5,645
New Jersey Transp. Corp. COP                                         5.50%            9/15/2007 (2)       14,000       15,318
New Jersey Transp. Corp. COP                                         5.50%            9/15/2010 (2)       12,500       13,903
New Jersey Transp. Corp. COP                                         5.75%    9/15/2010 (2)(Prere.)       15,000       16,625
New Jersey Transp. Corp. COP                                         5.75%    9/15/2010 (2)(Prere.)       25,000       28,444
New Jersey Transp. Corp. COP                                         5.75%    9/15/2010 (2)(Prere.)       28,470       32,391
New Jersey Transp. Corp. COP                                         5.50%            9/15/2011 (2)       45,000       49,985
New Jersey Transp. Trust Fund Auth. Rev.                             5.50%    6/15/2005 (1)(Prere.)          990        1,055
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%            6/15/2005 (2)       11,310       11,879
New Jersey Transp. Trust Fund Auth. Rev.                             6.50%            6/15/2005 (2)        5,000        5,279
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%       6/15/2007 (Prere.)       37,000       41,804

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                                                                                                            FACE       MARKET
                                                                                            MATURITY      AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%                 6/15/2008    $ 34,660  $    38,529
New Jersey Transp. Trust Fund Auth. Rev.                             6.50%        6/15/2011 (1)(ETM)       7,510        8,916
New Jersey Transp. Trust Fund Auth. Rev.                             6.50%             6/15/2011 (1)      12,490       14,693
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%    12/15/2011 (1)(Prere.)      19,720       22,927
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%    12/15/2011 (1)(Prere.)      30,000       34,880
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%    12/15/2011 (1)(Prere.)      20,000       23,253
New Jersey Transp. Trust Fund Auth. Rev.                             7.00%        6/15/2012 (1)(ETM)       7,510        9,186
New Jersey Transp. Trust Fund Auth. Rev.                             7.00%             6/15/2012 (1)      12,490       15,163
New Jersey Transp. Trust Fund Auth. Rev.                             6.00%            12/15/2014 (1)      10,280       11,732
New Jersey Turnpike Auth. Rev.                                       4.75%            1/1/2006 (ETM)       1,695        1,727
New Jersey Turnpike Auth. Rev.                                       6.50%         1/1/2009 (2)(ETM)      50,000       57,688
New Jersey Turnpike Auth. Rev.                                      5.625%      1/1/2010 (1)(Prere.)      12,775       14,362
New Jersey Turnpike Auth. Rev.                                       5.75%         1/1/2010 (1)(ETM)       7,475        8,452
New Jersey Turnpike Auth. Rev.                                       5.75%              1/1/2010 (1)      27,745       31,263
New Jersey Turnpike Auth. Rev.                                      5.625%              1/1/2015 (1)       3,440        3,778
New Jersey Turnpike Auth. Rev. VRDO                                  1.07%           5/7/2004 (3)LOC       3,100        3,100
New Jersey Turnpike Auth. Rev. VRDO                                  1.07%              5/7/2004 (4)      33,400       33,400
Rutgers State Univ. New Jersey                                       6.40%                  5/1/2013       4,675        5,438
                                                                                                                      743,906
NEW MEXICO (0.3%)
New Mexico Highway Comm. Tax Rev.                                    5.75%        6/15/2010 (Prere.)      16,310       18,165
New Mexico Highway Comm. Tax Rev.                                    6.00%        6/15/2010 (Prere.)      12,780       14,529
                                                                                                                       32,694
NEW YORK (9.4%)
Long Island NY Power Auth. Electric System Rev.                      5.50%             12/1/2009 (2)       6,000        6,683
Long Island NY Power Auth. Electric System Rev.                     5.125%              4/1/2012 (1)      25,195       26,966
Long Island NY Power Auth. Electric System Rev.                      5.25%                  6/1/2012      40,505       43,185
Metro. New York Transp. Auth. Rev. (Commuter Fac.)                   5.00%      1/1/2012 (1)(Prere.)       8,100        8,792
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                                            5.50%     10/1/2010 (1)(Prere.)       4,500        5,063
Metro. New York Transp. Auth. Rev. (Service Contract)                0.00%            7/1/2011 (ETM)      21,200       16,277
Metro. New York Transp. Auth. Rev. (Transit Rev.)                    7.00%         7/1/2009 (2)(ETM)      10,000       11,518
Metro. New York Transp. Auth. Rev. (Transit Rev.)                   5.125%      1/1/2012 (4)(Prere.)       5,030        5,501
Metro. New York Transp. Auth. Rev. (Transit Rev.)                   5.125%      1/1/2012 (4)(Prere.)       3,290        3,598
Metro. New York Transp. Auth. Rev. (Transit Rev.)                    5.50%            11/15/2012 (1)       5,530        6,178
Metro. New York Transp. Auth. Rev. (Transit Rev.)                    5.50%            11/15/2015 (2)      45,130       49,575
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                    5.25%         7/1/2009 (4)(ETM)      20,000       22,120
Metro. New York Transp. Auth. Rev. (Transp. Fac.)                    5.25%         7/1/2010 (4)(ETM)       2,575        2,815
Muni. Assistance Corp. for New York City NY                          6.25%                  7/1/2005       5,000        5,281
Muni. Assistance Corp. for New York City NY                          6.00%                  7/1/2006       7,000        7,599
Muni. Assistance Corp. for New York City NY                          5.00%                  7/1/2008      10,000       10,922
Muni. Assistance Corp. for New York City NY                          6.00%                  7/1/2008      10,000       11,200
New York City NY GO                                                  7.00%                  8/1/2005       6,500        6,919
New York City NY GO                                                  8.00%              4/1/2006 (2)       5,955        6,608
New York City NY GO                                                  5.70%                  8/1/2007       9,800       10,574
New York City NY GO                                                  5.90%                  8/1/2009       6,125        6,533
New York City NY GO                                                  5.25%                  8/1/2010      27,000       29,243
New York City NY GO                                                  5.90%                  8/1/2010       4,750        5,033
New York City NY GO                                                  5.25%                  8/1/2011      30,000       32,183
New York City NY GO                                                  6.00%                  8/1/2011       5,600        6,080
New York City NY GO                                                  6.00%                  8/1/2012       4,000        4,343
New York City NY GO                                                 5.875%             8/15/2012 (3)       7,000        7,637

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
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                                                                                                            FACE       MARKET
                                                                                            MATURITY      AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
New York City NY GO                                                  5.25%                  8/1/2013    $ 18,015  $    19,234
New York City NY GO                                                  5.75%              8/1/2013 (2)       8,500        9,509
New York City NY GO                                                  5.75%              8/1/2015 (2)      38,000       42,153
New York City NY GO VRDO                                             1.07%              5/7/2004 LOC      14,000       14,000
New York City NY IDA (USTA National Tennis Center)                  6.375%            11/15/2007 (4)       6,200        6,483
New York City NY IDA (USTA National Tennis Center)                   6.40%            11/15/2008 (4)       4,105        4,292
New York City NY IDA (USTA National Tennis Center)                   6.50%            11/15/2009 (4)       6,745        7,054
New York City NY IDA (USTA National Tennis Center)                   6.50%            11/15/2010 (4)       3,500        3,659
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                           5.375%                 6/15/2019       7,500        8,005
New York City NY Transitional Finance Auth. Rev.                     5.00%        5/15/2008 (Prere.)       3,550        3,900
New York City NY Transitional Finance Auth. Rev.                     5.00%        5/15/2008 (Prere.)       6,375        7,004
New York City NY Transitional Finance Auth. Rev.                     5.50%        5/15/2008 (Prere.)       2,000        2,236
New York City NY Transitional Finance Auth. Rev.                    5.125%         5/1/2009 (Prere.)       7,570        8,390
New York City NY Transitional Finance Auth. Rev.                     5.75%     8/15/2009 (3)(Prere.)      14,740       16,816
New York City NY Transitional Finance Auth. Rev.                     5.50%        2/15/2010 (Prere.)       3,500        3,949
New York City NY Transitional Finance Auth. Rev.                     5.75%        2/15/2010 (Prere.)       4,365        4,983
New York City NY Transitional Finance Auth. Rev.                     5.00%                11/15/2010      10,000       10,785
New York City NY Transitional Finance Auth. Rev.                    5.125%                 11/1/2011       7,245        7,740
New York City NY Transitional Finance Auth. Rev.                     5.25%                11/15/2011      12,585       13,554
New York City NY Transitional Finance Auth. Rev.                     5.50%                 2/15/2012       5,945        6,486
New York City NY Transitional Finance Auth. Rev.                     5.25%                  5/1/2012       3,475        3,715
New York City NY Transitional Finance Auth. Rev.                    5.125%                 11/1/2012       4,000        4,235
New York City NY Transitional Finance Auth. Rev.                    5.875%                 11/1/2012       6,000        6,721
New York City NY Transitional Finance Auth. Rev.                     5.25%                11/15/2012       5,000        5,342
New York City NY Transitional Finance Auth. Rev.                    5.375%                  2/1/2013      14,000       15,223
New York City NY Transitional Finance Auth. Rev.                    5.375%                  2/1/2014       5,000        5,395
New York City NY Transitional Finance Auth. Rev.                     5.75%                 2/15/2014       5,960        6,614
New York City NY Transitional Finance Auth. Rev.                    5.125%            11/15/2014 (3)       5,195        5,523
New York City NY Transitional Finance Auth. Rev.                     5.25%              8/1/2018 (2)       5,000        5,320
New York City NY Transitional Finance Auth. Rev. VRDO                1.07%                  5/7/2004       1,800        1,800
New York City NY Transitional Finance Auth. Rev. VRDO                1.08%                  5/7/2004      11,500       11,500
New York State Dormitory Auth. Rev. (City Univ.)                     5.50%      7/1/2013 (1)(Prere.)       4,090        4,494
New York State Dormitory Auth. Rev. (City Univ.)                     6.35%            7/1/2004 (ETM)       2,500        2,522
New York State Dormitory Auth. Rev. (City Univ.)                     6.45%            7/1/2005 (ETM)       1,500        1,587
New York State Dormitory Auth. Rev. (City Univ.)                     5.75%              7/1/2013 (1)      11,500       13,083
New York State Dormitory Auth. Rev. (City Univ.)                     5.75%              7/1/2013 (1)      14,645       16,494
New York State Dormitory Auth. Rev. (Columbia Univ.)                 5.25%                  7/1/2011       4,160        4,623
New York State Dormitory Auth. Rev.
(Jewish Medical Center)                                              5.25%              7/1/2010 (1)       4,000        4,314
New York State Dormitory Auth. Rev.
(Mental Health Services)                                             5.25%     8/15/2008 (1)(Prere.)           5            6
New York State Dormitory Auth. Rev.
(Mental Health Services)                                             5.25%             2/15/2011 (1)       7,365        7,905
New York State Dormitory Auth. Rev. (Second Hosp.)                   5.00%             2/15/2010 (4)       4,500        4,788
New York State Dormitory Auth. Rev. (Second Hosp.)                   5.10%             2/15/2011 (4)       6,285        6,686
New York State Dormitory Auth. Rev. (Second Hosp.)                   5.10%             2/15/2011 (2)       6,000        6,383
New York State Dormitory Auth. Rev. (Second Hosp.)                   5.10%             2/15/2011 (2)       4,040        4,298
New York State Dormitory Auth. Rev. (State Univ.)                    5.90%        5/15/2004 (Prere.)       2,000        2,044
New York State Dormitory Auth. Rev. (State Univ.)                    5.80%                 5/15/2005       5,400        5,527
New York State Dormitory Auth. Rev. (Univ. System)                   5.25%              7/1/2017 (1)      14,500       15,393

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
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                                                                                                            FACE       MARKET
                                                                                            MATURITY      AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)                                         5.25%              7/1/2010 (2)    $  3,920  $     4,301
New York State Dormitory Auth. Rev.
(Upstate Community Colleges)                                         5.25%              7/1/2011 (2)       3,610        3,923
New York State GO                                                    6.00%                 10/1/2004       4,195        4,277
New York State Power Auth. Rev.                                      5.25%                11/15/2017      20,710       22,180
New York State Power Auth. Rev.                                      5.25%                11/15/2018      35,425       37,757
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        6.25%              4/1/2006 (1)      10,000       10,586
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.25%      4/1/2007 (2)(Prere.)       5,000        5,518
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        6.25%              4/1/2010 (4)       6,725        7,770
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.25%              4/1/2011 (3)       4,000        4,344
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.25%              4/1/2012 (3)       6,220        6,714
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.50%              4/1/2012 (1)      20,000       22,296
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)                                        5.25%              4/1/2015 (2)      10,000       10,677
New York State Thruway Auth. Rev.
(Personal Income Tax)                                                5.50%             3/15/2016 (1)       3,000        3,267
New York State Thruway Auth. Rev.
(Service Contract)                                                  5.375%              4/1/2009 (1)      16,500       18,098
New York State Thruway Auth. Rev.
(Service Contract)                                                   5.25%         4/1/2011 (Prere.)       9,545       10,576
Niagara County NY IDA Solid Waste Disposal Rev. PUT                  5.45%                11/15/2012      16,000       17,070
Onondaga County NY PCR (Anheuser-Busch Cos., Inc.)                  6.625%                  8/1/2006      10,000       10,968
Port Auth. of New York & New Jersey Rev.                             5.00%                  8/1/2007       4,900        5,221
Port Auth. of New York & New Jersey Rev.                             5.50%             9/15/2008 (3)       5,810        6,228
Port Auth. of New York & New Jersey Rev.                             5.25%                 7/15/2010      11,095       11,740
Port Auth. of New York & New Jersey Rev.                             5.00%                  8/1/2015      10,000       10,282
Suffolk County NY Water Auth. Rev.                                   6.80%            6/1/2012 (ETM)      10,660       12,639
Triborough Bridge & Tunnel Auth. New York Rev.                       6.60%            1/1/2010 (ETM)      55,325       64,495
Triborough Bridge & Tunnel Auth. New York Rev.                       5.50%            1/1/2012 (ETM)      19,975       21,852
Triborough Bridge & Tunnel Auth. New York Rev.                       6.00%            1/1/2012 (ETM)      12,000       13,761
Triborough Bridge & Tunnel Auth. New York Rev.                       5.25%                11/15/2015       5,000        5,452
Triborough Bridge & Tunnel Auth. New York Rev.                       5.25%                11/15/2017      20,000       21,375
                                                                                                                    1,103,560
NORTH CAROLINA (3.2%)
Cumberland County NC Hosp. Fac. Rev. (Cape Fear Hosp.)               5.25%                 10/1/2019      10,000       10,215
North Carolina Eastern Muni. Power Agency Rev.                      5.375%                  1/1/2011      25,000       26,572
North Carolina Eastern Muni. Power Agency Rev.                      5.375%                  1/1/2012      14,875       15,710
North Carolina Eastern Muni. Power Agency Rev.                      5.375%                  1/1/2013      25,000       26,316
North Carolina Eastern Muni. Power Agency Rev.                       5.50%                  1/1/2014      15,000       15,971
North Carolina Eastern Muni. Power Agency Rev.                       5.30%                  1/1/2015       4,000        4,158
North Carolina Eastern Muni. Power Agency Rev.                      5.375%                  1/1/2016       3,000        3,119
North Carolina Eastern Muni. Power Agency Rev.                      5.375%                  1/1/2017       4,700        4,859
North Carolina GO                                                    5.25%                  6/1/2011      10,375       11,519
North Carolina GO                                                    5.00%                  3/1/2020      53,000       55,427

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
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                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
North Carolina Muni. Power Agency Rev.                               5.25%             1/1/2009 (1)  $     8,500  $     9,304
North Carolina Muni. Power Agency Rev.                               5.25%             1/1/2014 (2)       26,585       28,715
North Carolina Muni. Power Agency Rev.                               5.25%             1/1/2016 (4)       10,000       10,688
North Carolina Muni. Power Agency Rev.                               5.25%             1/1/2017 (4)       15,290       16,286
North Carolina Muni. Power Agency Rev.                               5.25%             1/1/2018 (1)       69,720       73,897
North Carolina Muni. Power Agency Rev.                               5.25%             1/1/2019 (1)       38,600       40,685
North Carolina Muni. Power Agency Rev.                               5.25%             1/1/2020 (1)       10,000       10,496
Winston-Salem NC Water & Sewer System Rev.                           5.50%        6/1/2011 (Prere.)        2,380        2,694
Winston-Salem NC Water & Sewer System Rev.                           5.50%        6/1/2011 (Prere.)        1,970        2,230
Winston-Salem NC Water & Sewer System Rev.                           5.50%                 6/1/2013        1,500        1,653
Winston-Salem NC Water & Sewer System Rev.                           5.50%                 6/1/2014        1,240        1,365
                                                                                                                      371,879
OHIO (2.9%)
Butler County OH BAN                                                 2.00%                3/11/2005       10,655       10,705
Cincinnati OH GO                                                     5.25%            12/1/2015 (4)       14,710       15,979
Cincinnati OH GO                                                     5.25%            12/1/2016 (4)        9,185        9,924
Cincinnati OH GO                                                     5.25%            12/1/2017 (4)        5,000        5,386
Cincinnati OH GO                                                     5.25%            12/1/2018 (4)        8,150        8,746
Cleveland OH Airport System Rev.                                     5.25%             1/1/2009 (4)        8,535        9,165
Cleveland OH Airport System Rev.                                     5.25%             1/1/2010 (4)        9,010        9,646
Cleveland OH Airport System Rev.                                     5.25%             1/1/2012 (4)        5,000        5,276
Cleveland OH GO                                                      5.50%             8/1/2008 (1)        6,295        6,938
Cleveland OH Water Works Rev.                                        6.00%             1/1/2006 (1)        2,100        2,241
Cleveland OH Water Works Rev.                                        5.25%             1/1/2009 (4)        2,500        2,719
Cleveland OH Water Works Rev.                                        5.25%             1/1/2010 (4)        7,000        7,603
Cleveland OH Water Works Rev.                                       5.375%             1/1/2013 (4)        3,455        3,773
Hamilton County OH Hosp. Fac. Rev.
(Health Alliance of Greater Cincinnati) VRDO                         1.08%             5/7/2004 (1)        2,700        2,700
Kent State Univ. Ohio VRDO                                           1.09%             5/7/2004 (1)       20,725       20,725
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                      5.625%                10/1/2012        6,800        7,378
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                      5.625%             9/1/2013 (1)        3,000        3,279
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                      5.625%                10/1/2013        6,810        7,340
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                      5.625%                10/1/2014        6,000        6,437
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                      5.625%                10/1/2015        4,000        4,278
Ohio Building Auth. Rev. (Admin. Building Fund)                      5.50%            10/1/2013 (4)        6,605        7,267
Ohio Building Auth. Rev. (Data Center)                               5.75%                10/1/2005        3,070        3,247
Ohio Building Auth. Rev. (Highway Safety Building)                  5.375%     4/1/2007 (2)(Prere.)        4,605        5,052
Ohio Building Auth. Rev. (Highway Safety Building)                   5.75%     4/1/2007 (2)(Prere.)        5,055        5,599

Ohio Building Auth. Rev. (Highway Safety Building)                   6.00%             4/1/2007 (2)        4,640        5,129
Ohio Building Auth. Rev. (State Correctional Fac.)                   5.80%                10/1/2006        4,360        4,745
Ohio Building Auth. Rev. (State Correctional Fac.)                   6.00%     4/1/2007 (2)(Prere.)        3,710        4,136
Ohio Building Auth. Rev. (State Correctional Fac.)                   5.90%                10/1/2007        2,500        2,779
Ohio Building Auth. Rev. (State Correctional Fac.)                   5.75%             4/1/2008 (2)        5,375        5,907
Ohio Building Auth. Rev. (State Correctional Fac.)                   5.75%             4/1/2009 (2)        5,485        6,017
Ohio Building Auth. Rev. (State Correctional Fac.)                   5.50%            10/1/2012 (4)        5,000        5,504
Ohio Building Auth. Rev. (State Correctional Fac.)                   5.50%            10/1/2013 (4)        3,000        3,301

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
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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
Ohio Building Auth. Rev. (State Correctional Fac.)                   5.25%                 4/1/2017  $      5,565 $     6,085
Ohio GO                                                             5.625%        5/1/2010 (Prere.)         5,065       5,712
Ohio GO                                                             7.625%                 8/1/2010         3,510       4,327
Ohio GO                                                             5.375%                 2/1/2012         7,255       7,889
Ohio GO                                                             5.375%                 2/1/2013         7,645       8,312
Ohio GO                                                              5.25%             8/1/2013 (4)        12,435      13,686
Ohio GO                                                              5.50%                 8/1/2013         2,945       3,295
Ohio GO                                                             5.375%                 2/1/2014         5,000       5,420
Ohio GO                                                             5.375%                 2/1/2015         3,485       3,759
Ohio GO                                                             5.375%                 2/1/2017         5,500       5,907
Ohio Higher Educ. Capital Fac. Rev.                                  5.00%                12/1/2007         5,000       5,434
Ohio Higher Educ. Capital Fac. Rev.                                  5.25%                11/1/2014         3,710       4,002
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO                                    1.10%                 5/3/2004         1,760       1,760
Ohio Higher Educ. Fac. Comm. Rev.
(Case Western Reserve Univ.) VRDO                                    1.08%                 5/7/2004         4,625       4,625
Ohio Housing Finance Agency Mortgage Rev.                           5.025%                 3/1/2021         2,495       2,515
Ohio Housing Finance Agency Mortgage Rev.                            5.45%                 9/1/2031        14,495      14,626
Ohio Housing Finance Agency Mortgage Rev.                           5.625%                 3/1/2032         8,185       8,667
Ohio Public Fac. Comm. Higher Educ. Capital Fac.                     5.25%     5/1/2005 (2)(Prere.)         5,950       6,180
Ohio Turnpike Comm. Turnpike Rev.                                    5.50%    2/15/2006 (1)(Prere.)         4,435       4,806
Ohio Water Dev. Auth. Rev.                                           6.00%    12/1/2004 (2)(Prere.)         2,520       2,555
Ohio Water Dev. Auth. Water PCR                                      5.00%                12/1/2012         5,000       5,401
Univ. of Cincinnati OH General Receipts                              5.50%             6/1/2013 (3)         2,700       2,976
Univ. of Cincinnati OH General Receipts                              5.50%             6/1/2014 (3)         1,000       1,096
Univ. of Toledo OH General Receipts VRDO                             1.10%             5/3/2004 (3)         6,575       6,575
                                                                                                                      344,531
OKLAHOMA (0.2%)
Grand River Dam Auth. Oklahoma Rev.                                  6.25%             6/1/2011 (2)         7,600       8,824
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                   5.75%                8/15/2014         5,805       5,083
Oklahoma Turnpike Auth.                                              5.50%             1/1/2009 (3)         6,000       6,663
                                                                                                                       20,570
OREGON (0.9%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.50%                2/15/2009         7,715       8,490
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.50%                2/15/2010         9,955      10,986
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.75%                 5/1/2012         2,955       3,275
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.75%                 5/1/2013         5,580       6,136
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.75%                 5/1/2014         5,825       6,356
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.75%                 5/1/2015         4,395       4,785
Oregon State Dept. Administrative Services                           5.75%     4/1/2009 (4)(Prere.)         8,715       9,853
Oregon State Dept. Administrative Services                           5.75%     4/1/2009 (4)(Prere.)         2,500       2,826
Oregon State Dept. Administrative Services                           5.75%     4/1/2009 (4)(Prere.)         3,000       3,392
Oregon State Dept. Administrative Services                           5.00%             9/1/2009 (4)        23,030      25,193
Oregon State Dept. Administrative Services                           5.75%             4/1/2010 (4)         7,560       8,463
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)                                     5.00%             7/1/2013 (3)         2,520       2,585

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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)                                     5.50%             7/1/2014 (2)  $      5,325 $     5,591
Portland OR Sewer System Rev.                                        6.00%             6/1/2007 (3)         5,600       6,194
                                                                                                                      104,125
PENNSYLVANIA (5.3%)
Beaver County PA IDA PCR (Ohio Edison Co.) PUT                       4.65%                 6/1/2004        59,000      59,105
Delaware County PA IDA PCR (PECO Energy Co.) PUT                     5.20%                10/1/2004         1,500       1,518
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)                                                      6.10%                 1/1/2007         7,955       8,442
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)                                                      6.00%                 1/1/2009         5,355       5,743
Montgomery County PA IDA PCR (PECO Energy) PUT                       5.20%                10/1/2004        24,500      24,800
Pennsbury PA School Dist. GO                                         5.50%            8/15/2014 (3)         6,000       6,285
Pennsylvania Convention Center Auth. Rev.                            6.25%                 9/1/2004         3,435       3,482
Pennsylvania Convention Center Auth. Rev.                            6.70%             9/1/2014 (1)         4,000       4,149
Pennsylvania Convention Center Auth. Rev.                            6.70%        9/1/2016 (3)(ETM)         3,000       3,628

Pennsylvania GO                                                      5.25%               10/15/2005        10,400      10,945
Pennsylvania GO                                                     5.375%    5/15/2006 (3)(Prere.)         3,515       3,811
Pennsylvania GO                                                      5.25%                 2/1/2008        15,440      16,855
Pennsylvania GO                                                      6.00%                 7/1/2008         8,220       9,269
Pennsylvania GO                                                      5.00%                9/15/2008         7,150       7,803
Pennsylvania GO                                                      5.00%             7/1/2009 (3)        52,955      57,936
Pennsylvania GO                                                      5.00%             7/1/2011 (1)        25,000      27,259
Pennsylvania GO                                                      5.25%             2/1/2013 (1)        27,430      30,160
Pennsylvania GO                                                      5.50%             5/1/2014 (4)        10,000      11,010
Pennsylvania Higher Educ. Assistance Agency
Student Loan Rev. VRDO                                               1.11%             5/7/2004 (2)         8,100       8,100
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)                          5.00%           11/15/2004 (1)         9,295       9,438
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)                          5.00%           11/15/2005 (1)         7,690       7,994
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)                          5.00%           11/15/2006 (1)         4,375       4,601
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)                                 5.25%             8/1/2011 (4)         8,195       8,859
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)                                 5.25%             8/1/2012 (4)         2,750       2,911
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Univ. of Pittsburgh Medical Center)                                 5.25%             8/1/2013 (4)         4,000       4,230
Pennsylvania Housing Finance Agency Rev.                             5.40%                10/1/2024         3,450       3,572
Pennsylvania Intergovernmental Cooperation Auth. Rev.                5.25%            6/15/2010 (3)         6,700       7,309
Pennsylvania Intergovernmental Cooperation Auth. Rev.                5.25%            6/15/2011 (3)        10,000      10,872
Pennsylvania Intergovernmental Cooperation Auth. Rev.                5.25%            6/15/2012 (3)         6,660       7,194
Pennsylvania Intergovernmental Cooperation Auth. Rev.                5.25%            6/15/2013 (3)         5,000       5,403
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.                   5.25%            12/1/2011 (2)         2,125       2,312
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.                   5.25%       12/1/2011 (2)(ETM)         4,095       4,489
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.                   5.25%       12/1/2011 (2)(ETM)         2,875       3,151
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.                   5.25%            12/1/2011 (2)         1,905       2,073
Philadelphia PA Gas Works Rev.                                       5.50%             7/1/2007 (4)         8,025       8,777
Philadelphia PA Gas Works Rev.                                       5.50%             7/1/2009 (4)        10,820      11,868
Philadelphia PA Gas Works Rev.                                       5.25%             7/1/2010 (4)        10,180      11,054

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
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                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Philadelphia PA Gas Works Rev.                                       5.25%             7/1/2011 (4)   $    5,000  $     5,419
Philadelphia PA GO                                                  5.125%            5/15/2009 (3)        2,000        2,190
Philadelphia PA GO                                                   5.25%            3/15/2010 (4)        1,755        1,919
Philadelphia PA GO                                                  5.125%            5/15/2010 (3)       11,695       12,737
Philadelphia PA GO                                                   5.25%            3/15/2011 (4)        3,610        3,911
Philadelphia PA GO                                                  5.125%            5/15/2011 (3)       12,290       13,218
Philadelphia PA GO                                                   5.25%            3/15/2012 (4)        3,000        3,230
Philadelphia PA GO                                                  5.125%            5/15/2012 (3)        4,975        5,310
Philadelphia PA GO                                                  5.125%            5/15/2013 (3)        5,000        5,331
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                              1.10%             5/3/2004 (1)       30,500       30,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                              1.10%                 5/3/2004        5,100        5,100
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                              1.10%             5/3/2004 (1)       16,550       16,550
Philadelphia PA IDA Rev. (Philadelphia Airport System)               5.75%            6/15/2011 (3)        4,695        5,157
Philadelphia PA Muni. Auth. Rev.                                     5.25%            5/15/2013 (4)       11,105       12,100
Philadelphia PA Muni. Auth. Rev.                                     5.25%           11/15/2014 (4)        5,965        6,458
Philadelphia PA Parking Auth. Rev.                                   5.25%             9/1/2010 (2)        4,875        5,241
Philadelphia PA School Dist. GO                                      6.25%             9/1/2005 (2)        5,000        5,307
Philadelphia PA School Dist. GO                                      6.25%             9/1/2006 (2)        2,000        2,191
Philadelphia PA School Dist. GO                                      6.25%             9/1/2008 (2)        4,000        4,556
Philadelphia PA School Dist. GO                                      6.25%             9/1/2009 (2)        2,080        2,392
Philadelphia PA School Dist. GO                                      5.25%             4/1/2011 (1)        3,920        4,247
Philadelphia PA School Dist. GO                                      5.50%             8/1/2012 (3)       10,815       11,918
Philadelphia PA Water & Waste Water Rev.                             6.25%             8/1/2007 (1)        5,000        5,590
Pittsburgh PA GO                                                     5.20%             3/1/2010 (3)       17,000       17,666
Pittsburgh PA Water & Sewer Auth. Rev.                               5.60%     9/1/2005 (3)(Prere.)        6,000        6,323
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO                                        1.10%             5/7/2004 (2)        3,600        3,600
Sayre PA Health Care Fac. Auth. Rev.
(VHA of Pennsylvania, Pooled Capital
Asset Financial Program) VRDO                                        1.12%             5/7/2004 (2)        7,300        7,300
                                                                                                                      621,868
PUERTO RICO (1.1%)
Puerto Rico GO                                                       5.50%             7/1/2011 (4)        8,500        9,581
Puerto Rico GO                                                       5.50%             7/1/2013 (1)        5,000        5,630
Puerto Rico GO                                                       5.50%             7/1/2014 (1)        5,000        5,635
Puerto Rico Highway & Transp. Auth. Rev.                             6.25%             7/1/2011 (1)        2,835        3,325
Puerto Rico Highway & Transp. Auth. Rev.                             6.25%             7/1/2013 (1)        7,220        8,532
Puerto Rico Highway & Transp. Auth. Rev.                             6.25%             7/1/2015 (1)        5,590        6,669
Puerto Rico Highway & Transp. Auth. Rev.                             5.25%             7/1/2016 (3)        8,885        9,680
Puerto Rico Muni. Finance Agency                                     5.75%             8/1/2012 (4)        2,470        2,770
Puerto Rico Muni. Finance Agency                                    5.875%             8/1/2014 (4)        4,000        4,526
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.                   0.00%             7/1/2011 (3)       48,810       36,926
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.                   0.00%             7/1/2012 (3)       34,465       24,696
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.                   5.50%             7/1/2017 (2)        6,390        7,203
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.                   5.50%             7/1/2018 (2)        6,430        7,227
                                                                                                                      132,400

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
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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND (0.5%)
Rhode Island Depositors Econ. Protection Corp.                       6.55%        8/1/2010 (1)(ETM)   $    18,465 $    21,572
Rhode Island Depositors Econ. Protection Corp.                       6.55%        8/1/2010 (1)(ETM)         8,385       9,671
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)                                      5.25%            6/15/2009 (4)         3,335       3,678
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)                                      5.25%            6/15/2010 (4)         3,000       3,311
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)                                      5.25%            6/15/2011 (4)         5,000       5,513
Rhode Island Econ. Dev. Corp.
(Rhode Island Dept. of Transp.)                                      5.25%            6/15/2012 (4)         5,000       5,488
Rhode Island GO                                                      6.00%             8/1/2005 (1)         3,000       3,167
Rhode Island GO                                                      6.00%             8/1/2006 (1)         3,000       3,266
Rhode Island Health & Educ. Building Corp. Rev.
(Brown Univ.) VRDO                                                   1.05%                 5/7/2004         6,330       6,330
                                                                                                                       61,996
SOUTH CAROLINA (0.8%)
Berkeley County SC Water & Sewer System Rev.                         5.00%             6/1/2007 (1)         4,140       4,466
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.             6.25%                8/15/2022        13,000      13,606
Piedmont SC Muni. Power Agency Rev.                                  5.40%             1/1/2007 (1)         1,800       1,936
Piedmont SC Muni. Power Agency Rev.                                  5.40%        1/1/2007 (1)(ETM)         1,400       1,514
South Carolina GO                                                    5.00%                 7/1/2008         2,750       3,005
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)                          7.00%         12/15/2010 (ETM)        10,500      12,158
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)                         7.125%      12/15/2010 (Prere.)         7,000       8,520
South Carolina Public Service Auth. Rev.                            5.375%             1/1/2013 (4)         7,300       7,972
South Carolina Public Service Auth. Rev.                             5.50%             1/1/2013 (4)         5,000       5,556
South Carolina Transp. Infrastructure Rev.                           5.75%            10/1/2011 (1)         6,925       7,754
South Carolina Transp. Infrastructure Rev.                           5.75%            10/1/2012 (1)         6,245       6,961
South Carolina Transp. Infrastructure Rev.                           5.75%            10/1/2013 (1)         9,020      10,098
South Carolina Transp. Infrastructure Rev.                           5.75%            10/1/2014 (1)         8,495       9,513
                                                                                                                       93,059
SOUTH DAKOTA
South Dakota Building Auth. Lease Rev.                               5.25%            12/1/2010 (2)         4,800       5,226

TENNESSEE (1.5%)
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)                                          5.40%                 4/1/2011         3,465       3,681
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)                                          5.50%                 4/1/2012         2,660       2,811
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)                                          5.50%                 4/1/2013         4,495       4,721
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)                                         5.625%                 4/1/2014         2,000       2,101
Knoxville TN Health, Educ. & Housing Board Rev.
(Univ. Health System, Inc.)                                          5.75%                 4/1/2019        13,000      13,441
Memphis TN Electric System Rev.                                      5.00%            12/1/2009 (1)        60,140      65,494
Memphis TN Electric System Rev.                                      5.00%            12/1/2010 (1)        33,000      35,933
Memphis TN Electric System Rev.                                      5.00%            12/1/2012 (1)        15,000      16,147
Memphis TN Electric System Rev.                                      5.00%            12/1/2013 (1)        10,000      10,745

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
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                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
Metro. Govt. of Nashville & Davidson County
TN Water & Sewer Rev.                                                7.70%             1/1/2012 (3)   $     5,000 $     6,197
Montgomery County TN Public Building Auth. Pooled
Financial Rev. (Tennessee County Loan Pool) VRDO                     1.11%             5/3/2004 LOC         4,800       4,800
Shelby County TN GO                                                 5.625%        4/1/2005 (Prere.)         1,245       1,306
Shelby County TN GO                                                  0.00%                12/1/2011        10,000       7,381
Shelby County TN GO                                                 5.625%                 4/1/2012         3,755       3,927
                                                                                                                      178,685
TEXAS (11.0%)
Austin TX Combined Util. System Rev.                                 5.30%            5/15/2004 (1)         5,770       5,780
Austin TX Combined Util. System Rev.                                 0.00%           11/15/2010 (2)         5,000       3,897
Austin TX Combined Util. System Rev.                                 0.00%           11/15/2011 (1)        18,100      13,298
Austin TX Combined Util. System Rev.                                 0.00%           11/15/2011 (2)        16,050      11,792
Austin TX Combined Util. System Rev.                                 6.00%           11/15/2013 (1)        16,000      18,393
Austin TX Combined Util. System Rev.                                5.125%            5/15/2014 (4)        28,900      30,610
Austin TX Combined Util. System Rev.                                 0.00%            5/15/2018 (3)        25,215      12,484
Austin TX Combined Util. System Rev.                                 0.00%            5/15/2019 (3)        28,160      13,106
Austin TX Independent School Dist. GO                                5.75%        8/1/2006 (Prere.)         3,470       3,763
Austin TX Independent School Dist. GO                                5.75%                 8/1/2012         1,530       1,645
Board of Regents of the Univ. of Texas System Rev.
Financing System                                                    5.375%       8/15/2011 (Prere.)         8,290       9,220
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT                         5.20%                5/15/2008        58,000      61,685
Carrollton TX Independent School Dist. GO                            6.00%       2/15/2009 (Prere.)         3,105       3,524
Carrollton TX Independent School Dist. GO                            6.00%       2/15/2009 (Prere.)         2,760       3,132
Dallas TX Independent School Dist. GO                                5.30%       8/15/2005 (Prere.)         3,780       3,965
Dallas TX Independent School Dist. GO                                5.40%       8/15/2005 (Prere.)         7,890       8,285
Dallas TX Independent School Dist. GO                                5.50%       8/15/2005 (Prere.)        18,300      19,240
Dallas TX Independent School Dist. GO                                5.30%                8/15/2008         1,220       1,275
Harris County TX Health Fac. Dev. Corp. Rev.
(Christus Health)                                                    5.25%                 7/1/2004         9,000       9,051
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                                               1.10%                 5/3/2004        55,965      55,965
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                                    1.10%                 5/3/2004        51,655      51,655
Harris County TX Sports Auth. Rev.                                   0.00%           11/15/2023 (1)         7,000       2,415
Harris County TX Sports Auth. Rev.                                   0.00%           11/15/2025 (1)        11,000       3,326
Harris County TX Sports Auth. Rev.                                   0.00%           11/15/2027 (1)        11,000       2,936
Harris County TX Sports Auth. Rev.                                   0.00%           11/15/2031 (1)         7,570       1,564
Houston TX Airport System Rev.                                       5.75%             7/1/2011 (4)         6,560       7,098
Houston TX Airport System Rev.                                       6.00%             7/1/2011 (3)         4,200       4,635
Houston TX Airport System Rev.                                      5.875%             7/1/2012 (4)         7,015       7,549
Houston TX Airport System Rev.                                       6.00%             7/1/2012 (3)         4,460       4,895
Houston TX Airport System Rev.                                      5.875%             7/1/2014 (4)         5,000       5,416
Houston TX GO                                                        7.00%        3/1/2006 (Prere.)         4,125       4,508
Houston TX GO                                                        7.00%                 3/1/2008        44,280      49,975
Houston TX GO                                                        5.25%                 3/1/2011         6,000       6,490
Houston TX GO                                                        5.50%             3/1/2011 (4)        11,935      13,173
Houston TX GO                                                        5.00%             3/1/2012 (1)         4,735       5,094
Houston TX GO                                                        5.75%             3/1/2012 (4)        12,555      13,959
Houston TX GO                                                        5.75%             3/1/2013 (4)         4,300       4,772

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
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                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         5.25%     7/1/2005 (4)(Prere.)   $    7,085  $     7,468
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         5.50%             9/1/2010 (2)        9,155       10,185
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                        5.375%             9/1/2012 (2)        4,460        4,857
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                        5.375%             9/1/2012 (2)        9,995       10,885
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                        5.375%             9/1/2013 (2)       10,545       11,479
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         5.75%             9/1/2013 (2)       13,840       15,463
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                        5.375%             9/1/2014 (2)        6,190        6,724
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                        5.375%             9/1/2015 (2)       10,750       11,597
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         5.75%             9/1/2016 (2)        5,540        6,145
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         0.00%             9/1/2017 (2)       13,760        7,101
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         5.75%             9/1/2017 (2)        5,855        6,483
Houston TX Independent School Dist. GO                               0.00%                8/15/2015        5,355        3,124
Houston TX Water & Sewer System Rev.                                 0.00%            12/1/2010 (2)        5,000        3,889
Houston TX Water & Sewer System Rev.                                 5.50%            12/1/2014 (4)       22,500       24,716
Houston TX Water & Sewer System Rev.                                 5.75%            12/1/2014 (2)        8,000        8,983
Houston TX Water & Sewer System Rev.                                 5.50%            12/1/2015 (4)        7,250        7,906
Lower Colorado River Auth. Texas Rev.                                5.75%            5/15/2011 (4)       14,200       15,815
Lower Colorado River Auth. Texas Rev.                                5.00%        1/1/2012 (4)(ETM)        2,520        2,735
Lower Colorado River Auth. Texas Rev.                               5.375%            5/15/2012 (1)        3,975        4,325
Lower Colorado River Auth. Texas Rev.                               5.375%            5/15/2013 (1)        3,000        3,250
Lower Colorado River Auth. Texas Rev.                               5.375%            5/15/2014 (1)        4,475        4,852
Lower Colorado River Auth. Texas Rev.                               5.875%            5/15/2014 (4)        5,000        5,602
Lower Colorado River Auth. Texas Rev.                               5.875%            5/15/2015 (4)       24,000       26,874
Lower Colorado River Auth. Texas Rev.                               5.375%            5/15/2016 (1)        2,000        2,148
Lower Colorado River Auth. Texas Rev.                               5.375%            5/15/2017 (1)        3,000        3,211
Lower Colorado River Auth. Texas Rev.                               5.375%            5/15/2019 (1)        3,000        3,193
Lower Colorado River Auth. Texas Rev.                               5.375%            5/15/2020 (1)        2,000        2,121
North Texas Health Fac. Dev.                                         5.75%            2/15/2010 (1)        4,115        4,515
San Antonio TX Electric & Gas Rev.                                   5.80%           2/1/2006 (ETM)          345          363
San Antonio TX Electric & Gas Rev.                                   5.80%           2/1/2006 (ETM)        1,535        1,613
San Antonio TX Electric & Gas Rev.                                   5.80%                 2/1/2006        6,120        6,426
San Antonio TX Electric & Gas Rev.                                   5.25%        2/1/2007 (Prere.)          725          790
San Antonio TX Electric & Gas Rev.                                   5.25%        2/1/2007 (Prere.)        7,635        8,317
San Antonio TX Electric & Gas Rev.                                   5.25%        2/1/2007 (Prere.)          610          665
San Antonio TX Electric & Gas Rev.                                   5.60%        2/1/2007 (Prere.)          745          819
San Antonio TX Electric & Gas Rev.                                   5.25%        2/1/2009 (Prere.)        2,985        3,312
San Antonio TX Electric & Gas Rev.                                   5.25%        2/1/2009 (Prere.)        2,110        2,341
San Antonio TX Electric & Gas Rev.                                   5.25%        2/1/2009 (Prere.)        5,910        6,558
San Antonio TX Electric & Gas Rev.                                   5.25%                 2/1/2010        6,140        6,622
San Antonio TX Electric & Gas Rev.                                   5.75%        2/1/2010 (Prere.)       20,440       23,153

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
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
San Antonio TX Electric & Gas Rev.                                   5.75%        2/1/2010 (Prere.)   $   10,205  $    11,560
San Antonio TX Electric & Gas Rev.                                   5.75%        2/1/2010 (Prere.)       12,100       13,706
San Antonio TX Electric & Gas Rev.                                   5.75%        2/1/2010 (Prere.)        9,200       10,421
San Antonio TX Electric & Gas Rev.                                   5.50%                 2/1/2011       12,225       13,590
San Antonio TX Electric & Gas Rev.                                   5.00%             2/1/2012 (4)        5,000        5,379
San Antonio TX Electric & Gas Rev.                                   5.25%                 2/1/2012        5,515        5,948
San Antonio TX Electric & Gas Rev.                                   5.25%                 2/1/2013        5,000        5,455
San Antonio TX Electric & Gas Rev.                                   5.25%                 2/1/2013        3,890        4,188
San Antonio TX Electric & Gas Rev.                                  5.375%                 2/1/2013       10,000       11,002
San Antonio TX Electric & Gas Rev.                                  5.375%                 2/1/2015        7,250        7,941
San Antonio TX Electric & Gas Rev.                                  5.375%                 2/1/2016       23,315       25,049
San Antonio TX Electric & Gas Rev.                                  5.375%                 2/1/2017       13,025       13,951
San Antonio TX Electric & Gas Rev.                                  5.375%                 2/1/2018        8,140        8,683
San Antonio TX Electric & Gas Rev.                                  5.375%                 2/1/2019       10,000       10,657
Tarrant County TX Health Resources                                   5.75%            2/15/2013 (1)        7,670        8,362
Texas A & M Univ. Permanent Univ. Fund                               5.25%                 7/1/2016       10,360       11,197
Texas A & M Univ. Permanent Univ. Fund                               5.25%                 7/1/2017       10,000       10,768
Texas A & M Univ. Permanent Univ. Fund                               5.25%                 7/1/2018       10,000       10,737
Texas GO Public Finance Auth.                                        5.50%                10/1/2009        7,000        7,810
Texas GO Public Finance Auth.                                        5.50%                10/1/2012       13,455       14,809
Texas GO Public Finance Auth.                                        5.50%                10/1/2013       19,175       21,144
Texas GO Public Finance Auth.                                       5.375%                10/1/2014       21,310       23,254
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2010 (2)(ETM)          625          494
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2010 (2)       11,215        8,820
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2012 (2)        4,850        3,388
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2012 (2)(ETM)          325          228
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2013 (1)(ETM)          100           66
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2013 (1)       11,400        7,506
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2014 (1)(ETM)          110           69
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2014 (1)        5,555        3,440
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2015 (1)(ETM)           85           50
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2015 (1)       13,165        7,664
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2016 (1)       22,835       12,537
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2016 (1)(ETM)           70           39
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2017 (1)(ETM)          365          192
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2017 (1)       31,345       16,245
Texas TRAN                                                           2.00%                8/31/2004      105,000      105,271
Texas Turnpike Auth. Central Texas Turnpike System Rev.              5.00%                 6/1/2008       53,195       57,634
Tomball TX Hosp. Auth. Rev.                                          5.75%                 7/1/2014        8,500        8,728
Tomball TX Hosp. Auth. Rev.                                          6.00%                 7/1/2019        3,600        3,650
Univ. of Houston TX Rev.                                             5.25%            2/15/2009 (4)        3,080        3,374
Univ. of Texas Rev.                                                  5.25%                8/15/2014        7,590        8,303
Waco TX Educ. Finance Corp. (Baylor Univ.) VRDO                      1.09%            5/7/2004 (10)       19,390       19,390
                                                                                                                    1,288,894
UTAH (1.0%)
Intermountain Power Agency Utah Power Supply Rev.                    5.25%        7/1/2009 (1)(ETM)        5,180        5,746
Intermountain Power Agency Utah Power Supply Rev.                    5.25%             7/1/2009 (1)       36,060       39,375
Salt Lake City UT Building Auth. Lease Rev.                          5.90%    10/1/2004 (1)(Prere.)        4,000        4,118
Salt Lake County UT GO                                               5.00%                6/15/2010        9,100        9,981
Salt Lake County UT GO                                               5.00%                6/15/2013       10,170       11,061
Utah GO                                                              5.00%                 7/1/2010       26,445       28,966

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
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE       MARKET
                                                                                           MATURITY       AMOUNT       VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)        (000)
-----------------------------------------------------------------------------------------------------------------------------
Utah GO                                                              5.00%                 7/1/2011  $     7,550  $     8,252
Utah GO                                                              5.00%                 7/1/2012        5,000        5,434
Utah Muni. Finance Coop. Local Govt. Rev.                            0.00%             3/1/2010 (4)        7,000        5,627
                                                                                                                      118,560
VIRGIN ISLANDS (0.1%)
Virgin Islands Public Finance Auth. Rev.                            6.375%                10/1/2019        5,865        6,526

VIRGINIA (0.7%)
Chesapeake Bay Bridge & Tunnel Virginia                              5.40%             7/1/2005 (3)        6,090        6,372
Roanoke VA IDA Hosp. Rev. (Carilion Health System) VRDO              1.10%                 5/3/2004        4,400        4,400
Virginia Beach VA Refunding & Public Improvement                     5.25%        8/1/2008 (Prere.)        1,010        1,121
Virginia Beach VA Refunding & Public Improvement                     5.25%        8/1/2008 (Prere.)          610          677
Virginia Beach VA Refunding & Public Improvement                     5.25%        8/1/2008 (Prere.)          580          644
Virginia Beach VA Refunding & Public Improvement                     5.25%        8/1/2008 (Prere.)        1,950        2,165
Virginia Beach VA Refunding & Public Improvement                     5.25%                 8/1/2010        7,740        8,530
Virginia Beach VA Refunding & Public Improvement                     5.25%                 8/1/2011        3,990        4,384
Virginia Beach VA Refunding & Public Improvement                     5.25%                 8/1/2012        2,390        2,611
Virginia Beach VA Refunding & Public Improvement                     5.25%                 8/1/2013        1,170        1,281
Virginia College Building Auth. Educ. Fac.
Rev. Public Higher Educ.                                             5.75%                 9/1/2011        4,085        4,591
Virginia College Building Auth. Educ. Fac.
Rev. Public Higher Educ.                                             5.75%                 9/1/2012        4,310        4,810
Virginia Public Building Auth. Rev.                                  5.00%                 8/1/2012       13,080       14,198
Virginia Public School Auth. Rev.                                    5.40%        6/1/2005 (Prere.)        5,750        6,112
Virginia Public School Auth. Rev.                                    5.00%                 8/1/2008        7,675        8,376
Virginia Public School Auth. Rev.                                    5.25%                 8/1/2008        5,585        6,151
                                                                                                                       76,423
WASHINGTON (0.5%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)              0.00%             6/1/2015 (1)       10,000        5,847
King County WA School Dist. GO                                       5.50%    12/1/2007 (3)(Prere.)        5,635        6,232
Port of Seattle WA Rev.                                              6.00%             2/1/2015 (1)        2,370        2,649
Snohomish County WA Mukilteo School Dist.                            6.50%                12/1/2011        5,825        6,887
Spokane WA Regional Solid Waste
Management System Rev.                                               6.50%             1/1/2008 (2)        3,500        3,916
Spokane WA Regional Solid Waste
Management System Rev.                                               6.50%             1/1/2009 (2)        3,000        3,390
Washington GO                                                        5.75%        5/1/2004 (Prere.)           85           85
Washington GO                                                        6.25%                 2/1/2011        6,680        7,604
Washington GO                                                        5.50%                 7/1/2011        6,755        7,449
Washington GO                                                        5.70%            10/1/2015 (4)       10,000       11,230
Washington Health Care Fac. Auth. (Sisters of Providence)            6.00%            10/1/2005 (2)        4,830        5,125
                                                                                                                       60,414
WEST VIRGINIA (0.2%)
West Virginia Building Comm. Rev.                                    5.25%             7/1/2008 (1)        2,150        2,347
West Virginia GO                                                     5.75%                 6/1/2013        5,000        5,565
West Virginia GO                                                     5.25%             6/1/2016 (4)       10,000       10,664
West Virginia School Building Auth. Rev.                             5.30%             7/1/2009 (2)        8,000        8,754
                                                                                                                       27,330

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
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE      MARKET
                                                                                           MATURITY        AMOUNT      VALUE*
INTERMEDIATE-TERM TAX-EXEMPT FUND                                   COUPON                     DATE         (000)       (000)
-----------------------------------------------------------------------------------------------------------------------------
WISCONSIN (1.7%)
Green Bay WI PCR (Procter & Gamble)                                  5.15%                 5/1/2004  $     9,600  $     9,601
Wisconsin GO                                                         5.20%        5/1/2006 (Prere.)        4,150        4,421
Wisconsin GO                                                         5.00%                 5/1/2010       14,420       15,658
Wisconsin GO                                                         5.00%                 5/1/2011       15,180       16,436
Wisconsin GO                                                         5.75%        5/1/2011 (Prere.)       20,315       23,138
Wisconsin GO                                                         5.75%        5/1/2011 (Prere.)       20,000       22,779
Wisconsin GO                                                         5.75%        5/1/2011 (Prere.)       18,000       20,501
Wisconsin GO                                                         5.25%                 5/1/2012       15,975       17,450
Wisconsin GO                                                         5.25%                 5/1/2013       16,810       18,342
Wisconsin GO                                                         5.50%             5/1/2013 (1)        7,000        7,786
Wisconsin GO                                                         5.50%             5/1/2014 (1)       18,000       19,988
Wisconsin GO                                                         5.25%             5/1/2015 (1)        5,000        5,350
Wisconsin GO                                                         5.50%             5/1/2015 (1)       15,000       16,704
Wisconsin GO                                                         5.50%            11/1/2016 (4)        5,000        5,596
                                                                                                                      203,750
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $11,204,073)                                                    11,583,903
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     185,340
Liabilities                                                             (50,112)
                                                                     -----------
                                                                         135,228
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $11,719,131
================================================================================
*See Note A in Notes to Financial Statements.
*Securities with an aggregate value of $24,713,000 have been segregated as initial margin for open futures contracts.
**Non-income-producing security--interest payments in default.
For key to abbreviations and other references, see page 118.

--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $11,421,335
Undistributed Net Investment Income                                           --
Accumulated Net Realized Losses                                         (82,598)
Unrealized Appreciation
Investment Securities                                                    379,830
Futures Contracts                                                            564
--------------------------------------------------------------------------------
NET ASSETS                                                           $11,719,131
================================================================================

Investor Shares---Net Assets
Applicable to 511,978,548 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $6,848,378
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $13.38
================================================================================

Admiral Shares--Net Assets
Applicable to 364,133,198 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $4,870,753
--------------------------------------------------------------------------------
NET ASSET VALUE PER  SHARE---ADMIRAL  SHARES                              $13.38
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.9%)
ALABAMA (0.4%)
Medical Clinic Board of Montgomery AL Rev.
(Jackson Hosp.)                                                      6.00%             3/1/2026 (2)  $     5,500  $   5,895
Mobile AL Water & Sewer Comm.                                        5.50%             1/1/2010 (3)        4,000      4,181
                                                                                                                     10,076
ALASKA (0.3%)
Anchorage AK Electric Rev.                                           8.00%            12/1/2009 (1)        2,565      3,179
Anchorage AK Electric Rev.                                           8.00%            12/1/2010 (1)        2,960      3,728
North Slope Borough AK GO                                            0.00%            6/30/2010 (1)        4,000      3,165
                                                                                                                     10,072
ARIZONA (3.2%)
Arizona State Univ. COP                                             5.375%             7/1/2013 (1)        2,905      3,172
Arizona State Univ. COP                                             5.375%             7/1/2014 (1)        4,340      4,717
Arizona State Univ. COP                                             5.375%             7/1/2015 (1)        4,905      5,301
Arizona State Univ. COP                                             5.375%             7/1/2016 (1)        5,345      5,758
Arizona State Univ. COP                                             5.375%             7/1/2017 (1)        4,460      4,789
Arizona State Univ. COP                                             5.375%             7/1/2018 (1)        5,520      5,902
Arizona State Univ. COP                                             5.375%             7/1/2019 (1)        2,285      2,441
Maricopa County AZ Rev. (Samaritan Health Service)                   7.00%       12/1/2016 (1)(ETM)        8,650     10,750
Mesa AZ Util. System Rev.                                            5.25%             7/1/2014 (3)       10,000     10,983
Phoenix AZ Civic Improvement Corp. Airport Rev.                      5.75%             7/1/2015 (3)        5,290      5,639
Phoenix AZ Civic Improvement Corp. Airport Rev.                      5.75%             7/1/2016 (3)        5,595      5,955
Phoenix AZ Civic Improvement Corp. Airport Rev.                     5.875%             7/1/2017 (3)        5,915      6,336
Phoenix AZ Civic Improvement Corp. Airport Rev.                     5.875%             7/1/2019 (3)        6,630      7,102
Phoenix AZ Civic Improvement Corp. Airport Rev.                     5.875%             7/1/2020 (3)        6,770      7,252
Tucson AZ Water System Rev.                                          5.50%             7/1/2017 (3)        4,850      5,330
                                                                                                                     91,427
ARKANSAS (0.3%)
North Little Rock AR Electric Rev.                                   6.50%             7/1/2010 (1)        3,500      4,091
North Little Rock AR Electric Rev.                                   6.50%             7/1/2015 (1)        4,500      5,348
                                                                                                                      9,439
CALIFORNIA (7.7%)
California Dept. of Water Resources Water System Rev.
(Central Valley)                                                     5.25%            12/1/2015 (3)       14,740     15,968
California Dept. of Water Resources Water System Rev.
(Central Valley)                                                     5.25%            12/1/2016 (3)       10,000     10,778
California Dept. of Water Resources Water System Rev.
(Central Valley)                                                     5.25%            12/1/2017 (3)       10,050     10,777
California Dept. of Water Resources Water System Rev.
(Central Valley)                                                     5.25%            12/1/2018 (3)        7,890      8,430
California Dept. of Water Resources Water System Rev.
(Central Valley)                                                     5.25%            12/1/2019 (3)        5,310      5,637
California GO                                                        5.00%             2/1/2017 (2)        2,500      2,604
California GO                                                        5.00%             2/1/2018 (2)        3,565      3,690
California GO                                                        5.00%             2/1/2019 (2)        1,500      1,544
California Health Fac. Finance Auth. Rev.
(Pomona Valley Hosp.)                                                5.75%             7/1/2015 (1)        8,205      9,040
California Public Works Board Lease Rev.
(Dept. of Corrections)                                               5.00%            12/1/2017 (1)       13,835     14,447

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                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
California Public Works Board Lease Rev.
(Dept. of Corrections)                                               5.00%            12/1/2019 (1)   $   15,230  $  15,710
Los Angeles CA USD GO                                                5.25%             7/1/2019 (4)        9,000      9,558
Los Angeles CA USD GO                                                5.25%             7/1/2020 (4)        9,000      9,509
Modesto CA Irrigation Dist. Finance Auth. Rev.
(Woodland Project)                                                   6.50%       10/1/2022 (2)(ETM)       20,225     24,650
MSR California Public Power Agency (San Juan Project)               6.125%             7/1/2013 (2)        9,000     10,403
MSR California Public Power Agency (San Juan Project)                6.75%        7/1/2020 (1)(ETM)       12,785     15,406
Sacramento CA Muni. Util. Dist. Rev.                                 6.50%             9/1/2013 (1)        8,895     10,456
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.          0.00%            1/15/2032 (1)       70,150     14,937
Santa Clara CA Redev. Agency (Bayshore North)                        7.00%             7/1/2010 (2)        2,000      2,333
Santa Rosa CA Waste Water Rev.                                       6.00%             9/1/2015 (3)        5,000      5,749
Ukiah CA Electric Rev.                                               6.25%             6/1/2018 (1)        6,330      7,418
Walnut CA Energy Center Auth. Rev.                                   5.00%             1/1/2029 (2)       15,000     14,936
                                                                                                                    223,980
COLORADO (5.4%)
Colorado Springs CO Util. System Rev.                               5.375%           11/15/2016 (2)       12,790     13,815
Colorado Springs CO Util. System Rev.                               5.375%           11/15/2017 (2)       13,490     14,521
Colorado Springs CO Util. System Rev.                               5.375%           11/15/2018 (2)       10,000     10,716
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2008 (1)       14,355     12,479
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2009 (1)       16,500     13,637
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2015 (1)        5,795      3,367
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2019 (1)        8,000      3,657
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2024 (1)       17,000      5,573
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2025 (1)        4,900      1,505
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2029 (1)       23,500      5,658
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2030 (1)       20,000      4,529
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2032 (1)       41,000      8,158
E-470 Public Highway Auth. Colorado Rev.                             5.75%             9/1/2035 (1)        9,750     10,463
Northern Colorado Water Conservation Dist. Rev.                      6.50%            12/1/2012 (2)       20,575     23,110
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation                            0.00%            6/15/2018 (4)        5,960      4,463
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation                            0.00%            6/15/2021 (2)       15,000     10,992
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation                            0.00%            6/15/2025 (4)       16,000     11,427
                                                                                                                    158,070
CONNECTICUT (0.7%)
Connecticut GO                                                      5.125%      11/15/2011 (Prere.)        5,000      5,510
Connecticut GO                                                      5.125%      11/15/2011 (Prere.)        5,000      5,510
Connecticut GO                                                      5.125%               11/15/2016       10,000     10,546
                                                                                                                     21,566
DELAWARE (0.3%)
Delaware Health Fac. Auth. (Delaware Medical Center)                 7.00%    10/1/2004 (1)(Prere.)        1,915      1,961
Dover DE Electric Rev.                                               6.10%             7/1/2011 (3)        2,000      2,027
Dover DE Electric Rev.                                               5.75%             7/1/2015 (3)        5,225      5,293
                                                                                                                      9,281
DISTRICT OF COLUMBIA (0.6%)
Metro. Washington Airports Auth. Airport System Rev.                5.625%            10/1/2013 (3)        4,050      4,361
Metro. Washington Airports Auth. Airport System Rev.                 5.75%            10/1/2014 (3)        5,270      5,774
Metro. Washington Airports Auth. Airport System Rev.                 5.75%            10/1/2015 (3)        5,585      6,090
                                                                                                                     16,225

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                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
FLORIDA (5.5%)
Broward County FL Airport System Rev.                                5.25%            10/1/2010 (1)   $   11,365  $  12,146
Davie FL Water & Sewer Rev.                                         6.375%            10/1/2012 (2)        2,620      3,066
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)                                        5.25%            10/1/2017 (1)        3,250      3,392
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)                                        5.00%            10/1/2018 (1)        7,855      8,111
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)                                        5.25%            10/1/2018 (1)        3,420      3,551
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)                                        5.00%            10/1/2019 (1)        6,390      6,559
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)                                        5.25%            10/1/2019 (1)        3,595      3,708
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)                                        5.25%            10/1/2021 (1)        3,985      4,095
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)                                        5.25%            10/1/2022 (1)        2,195      2,244
Hillsborough County FL Aviation Auth. Rev.
(Tampa International Airport)                                        5.25%            10/1/2023 (1)        2,185      2,226
Jacksonville FL Excise Taxes Rev.                                    5.00%            10/1/2007 (4)        6,710      7,213
Jacksonville FL Excise Taxes Rev.                                    5.00%            10/1/2008 (4)        7,530      8,116
Jacksonville FL Excise Taxes Rev.                                    5.00%            10/1/2009 (4)        8,395      9,012
Miami-Dade County FL School Board COP                                6.00%            10/1/2017 (4)        5,765      6,499
Orange County FL Health Fac. Auth. Rev.
(Adventist Sunbelt Group)                                            6.25%           11/15/2010 (2)        4,000      4,331
Orlando & Orange County FL Expressway Auth.                          8.25%             7/1/2013 (3)        9,695     12,875
Palm Beach County FL Criminal Justice Fac. Rev.                      7.20%             6/1/2015 (3)        4,000      5,042
Sarasota County FL Public Hosp. Rev.
(Sarasota Memorial Hosp.)                                            5.75%            10/1/2017 (1)       14,500     15,881
Sunshine State Florida Govt. Financing Comm. Rev. VRDO               1.09%             5/7/2004 (2)        6,850      6,850
Tampa FL Util. Rev.                                                  6.75%            10/1/2010 (2)        9,330     11,116
Tampa FL Util. Rev.                                                  6.75%            10/1/2011 (2)        9,965     11,985
Tampa FL Util. Rev.                                                  6.75%            10/1/2012 (2)       10,635     12,849
                                                                                                                    160,867
GEORGIA (4.7%)
Atlanta GA Water & Wastewater Rev.                                   5.50%            11/1/2015 (3)        8,500      9,525
Atlanta GA Water & Wastewater Rev.                                   5.50%            11/1/2016 (3)        7,000      7,849
Atlanta GA Water & Wastewater Rev.                                   5.50%            11/1/2017 (3)        8,000      8,976
Atlanta GA Water & Wastewater Rev. VRDO                              1.10%             5/3/2004 (4)        8,800      8,800
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                                        1.10%             5/3/2004 (2)        7,700      7,700
Burke County GA Dev. Auth. PCR
(Oglethorpe Power Corp.) VRDO                                        1.07%             5/7/2004 (3)        7,020      7,020
Dalton County GA Dev. Auth.
(Hamilton Health Care System)                                        5.50%            8/15/2026 (1)       12,000     12,683
Fulton DeKalb GA Hosp. Auth.                                         5.00%             1/1/2012 (4)        4,300      4,622
Fulton DeKalb GA Hosp. Auth.                                         5.25%             1/1/2014 (4)       15,805     17,203
George L. Smith Georgia World Congress Center Auth. Rev.
(Domed Stadium)                                                      5.70%             7/1/2013 (1)        5,000      5,412
George L. Smith Georgia World Congress Center Auth. Rev.
(Domed Stadium)                                                      5.75%             7/1/2014 (1)        5,000      5,395

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                                                                                                            FACE     MARKET
                                                                                            MATURITY      AMOUNT     VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
George L. Smith Georgia World Congress Center Auth. Rev.
(Domed Stadium)                                                      5.75%              7/1/2015 (1)  $    3,680  $   4,001
George L. Smith Georgia World Congress Center Auth. Rev.
(Domed Stadium)                                                      5.50%              7/1/2020 (1)      24,740     25,791
Henry County GA School Dist. GO                                      6.45%              8/1/2011 (1)       4,000      4,624
Private Colleges & Univ. Fac. Auth. of Georgia Rev.
(Mercer Univ.)                                                       6.50%        11/1/2015 (1)(ETM)       5,000      5,987
                                                                                                                    135,588
HAWAII (4.3%)
Hawaii Airport System Rev.                                           5.75%              7/1/2016 (3)      16,245     17,591
Hawaii Airport System Rev.                                           5.75%              7/1/2017 (3)      12,175     13,059
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)          4.95%              4/1/2012 (1)      15,000     15,951
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)          5.65%             10/1/2027 (1)       9,750     10,245
Hawaii GO                                                           5.875%      9/1/2009 (4)(Prere.)       5,110      5,858
Hawaii GO                                                            5.50%              7/1/2014 (4)      16,305     17,958
Hawaii Highway Rev.                                                  5.25%                  7/1/2011       1,150      1,244
Honolulu HI City & County GO                                         8.00%           10/1/2010 (ETM)       2,305      2,912
Honolulu HI City & County GO                                         8.00%                 10/1/2010       8,695     10,901
Univ. of Hawaii Univ. System Rev.                                    5.50%             7/15/2018 (3)       4,615      5,004
Univ. of Hawaii Univ. System Rev.                                    5.50%             7/15/2019 (3)       2,330      2,520
Univ. of Hawaii Univ. System Rev.                                    5.50%             7/15/2029 (3)      21,000     22,044
                                                                                                                    125,287
ILLINOIS (7.2%)
Chicago IL Board of Educ. GO                                         5.50%     12/1/2010 (3)(Prere.)       7,000      7,897
Chicago IL GO                                                        0.00%              1/1/2020 (1)       5,000      3,728
Chicago IL GO                                                        0.00%              1/1/2022 (1)       5,000      3,667
Chicago IL GO                                                        0.00%              1/1/2024 (1)       9,490      6,836
Chicago IL GO                                                        0.00%              1/1/2025 (1)       5,000      3,595
Chicago IL GO                                                        0.00%              1/1/2028 (1)      10,805      7,731
Chicago IL GO                                                        5.50%              1/1/2038 (1)      24,845     25,819
Chicago IL Midway Airport Rev.                                       5.50%              1/1/2014 (4)       6,410      6,783
Chicago IL Midway Airport Rev.                                       5.50%              1/1/2015 (4)       4,760      5,075
Chicago IL Midway Airport Rev.                                       5.50%              1/1/2016 (4)       7,135      7,569
Chicago IL Midway Airport Rev.                                       5.50%              1/1/2017 (4)       7,525      7,948
Chicago IL Midway Airport Rev.                                       5.50%              1/1/2018 (4)       7,940      8,339
Chicago IL Neighborhoods Alive GO                                    5.50%              1/1/2036 (3)       4,950      5,128
Chicago IL Neighborhoods Alive GO                                    5.75%              1/1/2040 (3)       6,250      6,615
Chicago IL O'Hare International Airport Rev.                         5.50%              1/1/2015 (2)      10,000     10,578
Chicago IL Public Building Comm. GO                                  7.00%        1/1/2020 (1)(ETM)*      21,500     27,559
Chicago IL Water Rev.                                                5.75%             11/1/2030 (2)      12,000     13,409
Cook County IL GO                                                    7.25%        11/1/2007 (1)(ETM)       6,000      6,550
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)                 7.40%             12/1/2024 (1)      14,000     14,732
Illinois Regional Transp. Auth.
(Cook, DuPage, and Kane Counties) GO                                 7.20%             11/1/2020 (2)      24,000     30,627
                                                                                                                    210,185
INDIANA (0.5%)
Indiana Muni. Power Agency Rev.                                     6.125%         1/1/2013 (1)(ETM)      13,250     15,190

KANSAS (0.4%)
Kansas Health System Dev. Auth. (St. Luke Mission)                  5.375%    11/15/2006 (1)(Prere.)       6,300      6,946
Kansas Health System Dev. Auth. (St. Luke Mission)                  5.375%            11/15/2016 (1)       3,000      3,175
                                                                                                                     10,121


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                                                                                                            FACE      MARKET
                                                                                            MATURITY      AMOUNT      VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)       (000)
----------------------------------------------------------------------------------------------------------------------------
KENTUCKY (2.6%)
Jefferson County KY Health Fac. Rev. (Jewish Hosp. Health)           5.75%              1/1/2026 (2)  $    3,000  $    3,157
Louisville & Jefferson County KY Metro. Sewer Dist.                  6.00%             5/15/2031 (3)      51,960      57,233
Louisville & Jefferson County KY Metro. Sewer Dist.                  5.75%             5/15/2033 (3)       2,335       2,501
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                  5.50%              7/1/2011 (4)       3,355       3,634
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                  5.50%              7/1/2013 (4)       2,600       2,805
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                  5.50%              7/1/2015 (4)       3,675       3,934
Louisville & Jefferson County KY Regional Airport Auth.
Airport System Rev.                                                  5.50%              7/1/2017 (4)       2,430       2,581
                                                                                                                      75,845
LOUISIANA (1.0%)
New Orleans LA GO                                                    0.00%              9/1/2010 (2)       8,500       6,685
New Orleans LA GO                                                    0.00%              9/1/2011 (2)      10,475       7,770
New Orleans LA GO                                                    0.00%              9/1/2013 (2)       9,000       5,931
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)           5.70%             5/15/2016 (4)       4,900       5,332
Ouachita Parish LA Hosp. Service (Glenwood Medical Center)           5.75%             5/15/2021 (4)       2,950       3,170
                                                                                                                      28,888
MARYLAND (1.6%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)                                                    5.25%             8/15/2038 (4)      30,000      30,871
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                   7.00%              7/1/2022 (3)      12,025      15,056
                                                                                                                      45,927
MASSACHUSETTS (5.1%)
Massachusetts College Building Auth. Rev.                            0.00%         5/1/2017 (1)(ETM)       7,460       4,006
Massachusetts GO                                                     7.00%         7/1/2009 (3)(ETM)      22,250      25,875
Massachusetts GO                                                     5.50%        11/1/2012 (Prere.)      14,155      15,844
Massachusetts GO                                                     5.50%        11/1/2012 (Prere.)      19,275      21,574
Massachusetts GO                                                     5.50%             10/1/2019 (2)      12,000      13,253
Massachusetts GO                                                     5.50%             10/1/2020 (1)       7,500       8,281
Massachusetts GO                                                     5.25%              8/1/2022 (1)      25,000      26,639
Massachusetts Health & Educ. Fac. Auth. Rev.
(Massachusetts General Hosp.)                                        6.25%              7/1/2012 (2)      19,150      21,891
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                                    5.25%              7/1/2014 (1)      11,135      12,006
                                                                                                                     149,369
MICHIGAN (3.1%)
Detroit MI Sewer System Rev.                                         5.45%         7/1/2007 (3)(ETM)       6,850       7,462
Detroit MI Sewer System Rev.                                         5.75%      1/1/2010 (3)(Prere.)       5,000       5,695
Detroit MI Water Supply System                                       5.50%              7/1/2033 (3)      22,000      22,848
Michigan Strategic Fund (Detroit Edison)                             7.00%             7/15/2008 (1)      18,375      21,418
Monroe County MI Econ. Dev. Corp. (Detroit Edison)                   6.95%              9/1/2022 (3)      25,000      31,624
                                                                                                                      89,047
MINNESOTA (1.5%)
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)                                   5.75%              5/1/2026 (4)      37,665      39,952
St. Cloud MN Health Care Rev.
(St. Cloud Hosp. Obligation Group)                                  5.875%              5/1/2030 (4)       2,500       2,691
                                                                                                                      42,643

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
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                                                                                                            FACE     MARKET
                                                                                            MATURITY      AMOUNT     VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
MISSOURI (0.4%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO              1.10%                  5/3/2004  $    5,975  $   5,975
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(Lester Cox Medical Center)                                          5.25%              6/1/2015 (1)       5,000      5,371
                                                                                                                     11,346
NEBRASKA (0.5%)
Nebraska Public Power Dist. Rev.                                     0.00%              1/1/2008 (1)      15,000     13,384

NEVADA (0.2%)
Clark County NV GO                                                   6.50%              6/1/2017 (2)       5,000      6,014

NEW JERSEY (7.5%)
Atlantic County NJ Public Fac. COP                                   7.40%              3/1/2012 (3)       4,335      5,338
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.                  6.25%              8/1/2014 (1)      10,185     12,040
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.                  6.25%              8/1/2015 (1)      10,820     12,824

New Jersey Econ. Dev. Auth. Rev. (Transp. Project)                  5.875%      5/1/2009 (4)(Prere.)      10,000     11,333

New Jersey Econ. Dev. Auth. Water Fac. Rev.
(United Water Co.) VRDO                                              1.06%              5/3/2004 (2)       8,300      8,300
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Barnabas Health Care)                                           5.25%              7/1/2015 (1)       5,750      6,115
New Jersey Health Care Fac. Financing Auth. Rev.
(St. Clares Riverside Medical Center)                                5.75%              7/1/2014 (1)       3,000      3,080
New Jersey Health Care Fac. Financing Auth. Rev.
(Virtua Health)                                                      5.25%              7/1/2014 (4)      10,685     11,324
New Jersey Sports & Exposition Auth. Rev.                            6.50%              3/1/2013 (1)      18,795     22,098
New Jersey Transit Corp. Capital GAN                                 5.50%              2/1/2010 (2)      64,260     64,466
New Jersey Transit Corp. Capital GAN                                 5.50%              2/1/2011 (2)      19,305     19,367
New Jersey Turnpike Auth. Rev.                                       6.50%         1/1/2013 (1)(ETM)      30,000     35,665
New Jersey Turnpike Auth. Rev.                                       6.50%              1/1/2016 (1)       1,060      1,258
New Jersey Turnpike Auth. Rev.                                       6.50%         1/1/2016 (1)(ETM)       3,940      4,698
                                                                                                                    217,906
NEW MEXICO (1.3%)
Albuquerque NM Hosp. System Rev. (Presbyterian Health)              6.375%              8/1/2007 (1)       3,135      3,170
Farmington NM Util. System Rev.                                      5.75%        5/15/2013 (3)(ETM)       1,500      1,505
New Mexico Highway Comm. Tax Rev.                                    5.25%                 6/15/2010       7,750      8,522
New Mexico Highway Comm. Tax Rev.                                    6.00%        6/15/2010 (Prere.)       3,000      3,387
New Mexico Highway Comm. Tax Rev.                                    5.25%             6/15/2012 (1)      19,720     21,287
                                                                                                                     37,871
NEW YORK (8.3%)
Long Island NY Power Auth. Electric System Rev.                      0.00%              6/1/2013 (4)      17,500     11,994
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                                            6.00%         4/1/2020 (1)(ETM)      18,000     21,083
Metro. New York Transp. Auth. Rev.
(Transit Rev.) VRDO                                                  1.07%              5/7/2004 (4)       3,160      3,160
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                           5.375%             6/15/2016 (4)      31,265     33,770
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                                       1.08%              5/3/2004 (3)      14,500     14,500
New York City NY Transitional Finance Auth. Rev.                     5.50%             11/1/2013 (3)      25,485     28,212
New York City NY Transitional Finance Auth. Rev.                     5.50%             11/1/2014 (2)      13,000     14,296
New York City NY Transitional Finance Auth. Rev.                     5.50%             11/1/2014 (3)      14,510     15,956

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
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                                                                                                            FACE     MARKET
                                                                                            MATURITY      AMOUNT     VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                                         4.70%             11/1/2008 (1)  $    6,465  $   6,955
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                                         4.80%             11/1/2009 (1)      12,475     13,399
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                                         4.90%             11/1/2010 (1)       4,145      4,423
New York State Local Govt. Assistance Corp.                          1.05%              5/7/2004 (3)       8,000      8,000
New York State Medical Care Fac. Finance Agency Rev.
(Mental Health Services)                                             6.00%     2/15/2005 (1)(Prere.)         195        206
New York State Thruway Auth. Rev. (Service Contract)                 5.75%      4/1/2010 (2)(Prere.)       2,500      2,858
New York State Thruway Auth. Rev. (Service Contract)                 5.75%      4/1/2010 (2)(Prere.)       4,000      4,572
New York State Thruway Auth. Rev. (Service Contract)                 5.25%         4/1/2011 (Prere.)       4,200      4,643
New York State Thruway Auth. Rev. (Service Contract)                 5.25%         4/1/2011 (Prere.)       7,275      8,061
New York State Thruway Auth. Rev. (Service Contract)                 5.25%         4/1/2011 (Prere.)      14,125     15,650
Suffolk County NY Water Auth. Rev.                                   5.75%         6/1/2013 (2)(ETM)       7,345      7,369
Triborough Bridge & Tunnel Auth. New York Rev.                       5.25%         1/1/2022 (Prere.)      12,325     13,193
Triborough Bridge & Tunnel Auth. New York Rev.                       5.50%         1/1/2022 (Prere.)       7,000      7,768
                                                                                                                    240,068
NORTH CAROLINA (0.5%)
North Carolina Medical Care Rev. (Wake County Hosp.)                 5.25%             10/1/2017 (1)      13,750     14,440

NORTH DAKOTA (0.3%)
Mercer County ND PCR (Basin Electric Power)                          6.05%              1/1/2019 (2)       9,500      9,947

OHIO (2.2%)
Cleveland OH Airport System Rev. VRDO                                1.08%              5/7/2004 (4)      19,900     19,900
Cuyahoga County OH Hosp. Refunding & Improvement Rev.
(Univ. Hosp.)                                                       5.625%             1/15/2021 (1)      11,480     12,208
Franklin County OH Convention Center Rev.                            0.00%             12/1/2006 (1)       4,355      4,107
Hamilton OH Electric System Rev. VRDO                                1.10%              5/7/2004 (4)       7,000      7,000
Kent State Univ. Ohio VRDO                                           1.09%              5/7/2004 (1)         300        300
Ohio Common Schools PUT                                              2.45%                 9/14/2007      10,400     10,370
Ohio GO                                                             7.625%                  8/1/2009       4,345      5,275
Univ. of Cincinnati OH General Receipts VRDO                         1.10%              5/7/2004 (2)       3,900      3,900
                                                                                                                     63,060
OREGON (1.2%)
Oregon Health, Housing, Educ. & Cultural Fac. Auth.
(Lewis & Clark College)                                              6.00%             10/1/2013 (1)       2,250      2,336
Oregon State Dept. Administrative Services                           6.00%      5/1/2010 (2)(Prere.)       6,565      7,590
Oregon State Dept. Administrative Services                           6.00%      5/1/2010 (2)(Prere.)       3,175      3,671
Oregon State Dept. Administrative Services                           6.00%      5/1/2010 (2)(Prere.)       6,190      7,157
Portland OR Sewer System Rev.                                        5.50%              6/1/2017 (1)      14,250     15,086
                                                                                                                     35,840
PENNSYLVANIA (5.5%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)                                   5.75%              1/1/2013 (1)       4,000      4,326
Dauphin County PA General Auth. Health System Rev.
(Pinnacle Health)                                                    5.50%             8/15/2028 (1)       9,415      9,957
Pennsylvania Convention Center Auth. Rev.                            6.70%         9/1/2016 (3)(ETM)       9,970     12,058
Pennsylvania Convention Center Auth. Rev.                            6.00%         9/1/2019 (3)(ETM)      10,000     11,691
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)                         5.875%            11/15/2016 (1)      10,000     10,750

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                            MATURITY      AMOUNT     VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev.
(Allegheny/Delaware Valley Obligated Group)                         5.875%            11/15/2016 (1)  $   10,000  $  10,750
Pennsylvania Higher Educ. Fac. Auth. Rev.
(State System of Higher Educ.)                                       5.50%              7/1/2015 (2)      20,805     22,882
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                              1.10%              5/3/2004 (1)       5,700      5,700
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                              1.10%              5/3/2004 (1)      10,900     10,900
Philadelphia PA Water & Waste Water Rev.                             7.00%             6/15/2010 (3)      15,000     17,896
Philadelphia PA Water & Waste Water Rev.                             7.00%             6/15/2011 (3)      16,500     19,877
Pittsburgh PA Water & Sewer Auth. Rev.                               7.25%         9/1/2014 (3)(ETM)       5,000      6,070
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO                         1.10%              5/7/2004 (2)      17,200     17,200
                                                                                                                    160,057
PUERTO RICO (0.3%)
Puerto Rico Electric Power Auth. Rev.                                5.25%              7/1/2021 (1)       5,000      5,445
Puerto Rico Electric Power Auth. Rev.                                5.25%              7/1/2022 (1)       2,930      3,170
                                                                                                                      8,615
SOUTH DAKOTA (0.4%)
South Dakota Health & Educ. Fac. Auth. Rev.
(McKennan Hosp.)                                                    7.625%              1/1/2008 (1)      10,065     11,655

TENNESSEE (2.3%)
Memphis TN Electric System Rev.                                      5.00%             12/1/2013 (1)      25,000     26,862
Metro. Govt. of Nashville & Davidson County TN GO                    5.50%            10/15/2014 (3)      16,950     18,633
Metro. Govt. of Nashville & Davidson County TN Health &
Educ. Fac. Board Rev. (Meharry Medical College)                      6.00%             12/1/2012 (2)       3,405      3,909
Shelby County TN GO                                                  5.25%                  4/1/2015      12,750     13,624
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)                                            5.50%              8/1/2012 (1)         815        866
Tennessee Health, Educ. & Housing Fac.
(Methodist Health System)                                            5.50%         8/1/2012 (1)(ETM)       1,685      1,883
                                                                                                                     65,777
TEXAS (8.5%)
Dallas-Fort Worth TX International Airport Rev.                      5.75%             11/1/2015 (3)      10,000     10,858
Harris County TX GO                                                  0.00%             10/1/2015 (1)      17,545     10,173
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                                          1.10%              5/3/2004 (1)       2,600      2,600
Harris County TX Hosp. Dist. Rev.                                    6.00%             2/15/2013 (1)      12,910     14,307
Houston TX GO                                                       5.375%              3/1/2013 (4)       6,500      7,036
Houston TX GO                                                       5.375%              3/1/2015 (4)       6,485      6,979
Houston TX GO                                                        5.50%              3/1/2015 (4)       8,440      9,164
Houston TX GO                                                       5.375%              3/1/2016 (4)       4,210      4,517
Houston TX GO                                                        5.50%              3/1/2016 (4)       5,235      5,671
Houston TX Water & Sewer System Rev.                                 5.50%             12/1/2016 (4)       7,000      7,611
Houston TX Water & Sewer System Rev.                                5.375%             12/1/2027 (3)       5,000      5,111
Houston TX Water & Sewer System Rev.                                5.375%             12/1/2027 (3)      17,000     17,424
Houston TX Water Conveyance System COP                               6.80%            12/15/2010 (2)       5,490      6,494
Lower Colorado River Auth. Texas Rev.                                6.00%             5/15/2013 (4)      12,500     14,106
Lower Colorado River Auth. Texas Rev.                               5.625%      1/1/2015 (4)(Prere.)       3,055      3,460
Lower Colorado River Auth. Texas Rev.                               5.875%             5/15/2015 (4)       8,000      8,958

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                            MATURITY      AMOUNT     VALUE*
INSURED LONG-TERM TAX-EXEMPT FUND                                   COUPON                      DATE       (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Northeast Texas Hosp. Auth. (Northeast Medical Center)               6.00%             5/15/2009 (4)     $ 3,945  $   4,442
Northeast Texas Hosp. Auth. (Northeast Medical Center)               6.00%             5/15/2010 (4)       2,000      2,261
Northeast Texas Hosp. Auth. (Northeast Medical Center)              5.625%             5/15/2017 (4)       7,425      7,975
Northeast Texas Hosp. Auth. (Northeast Medical Center)              5.625%             5/15/2022 (4)       7,110      7,469
Texas Muni. Power Agency Rev.                                        0.00%         9/1/2014 (1)(ETM)         685        427
Texas Muni. Power Agency Rev.                                        0.00%              9/1/2014 (1)      34,315     21,251
Texas Muni. Power Agency Rev.                                        0.00%         9/1/2015 (1)(ETM)         305        180
Texas Muni. Power Agency Rev.                                        0.00%              9/1/2015 (1)      16,695      9,719
Texas Muni. Power Agency Rev.                                        0.00%         9/1/2016 (1)(ETM)         250        139
Texas Muni. Power Agency Rev.                                        0.00%              9/1/2016 (1)      13,400      7,357
Texas Muni. Power Agency Rev.                                        0.00%              9/1/2017 (1)      19,630     10,173
Texas Muni. Power Agency Rev.                                        0.00%         9/1/2017 (1)(ETM)         370        195
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)                                     0.00%         1/1/2010 (2)(ETM)       6,000      4,885
Texas Water Dev. Board GO                                            5.75%                  8/1/2026       5,595      5,988
Texas Water Dev. Board GO                                            5.75%                  8/1/2032      10,380     11,058
Texas Water Dev. Board Rev.                                          5.50%                 7/15/2021       9,825     10,540
Texas Water Finance Assistance GO                                    5.50%                  8/1/2024       7,850      8,243
                                                                                                                    246,771
UTAH (0.9%)
Intermountain Power Agency Utah Power Supply Rev.                    5.75%              7/1/2019 (1)      23,000     25,305

WASHINGTON (1.3%)
Chelan County WA Public Util. Chelan Hydro
Consolidated System Rev.                                             6.05%              7/1/2032 (1)      19,440     20,943
Chelan County WA Public Util. Dist. (Rock Island Hydro)              0.00%              6/1/2009 (1)      10,950      9,140
Chelan County WA Public Util. Dist. (Rock Island Hydro)              0.00%              6/1/2015 (1)      12,585      7,358
                                                                                                                     37,441
WEST VIRGINIA (0.9%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)           7.00%         7/1/2011 (1)(ETM)       7,325      8,907
West Virginia Building Comm. Rev. (Jail & Correction Fac.)           7.00%         7/1/2012 (1)(ETM)       7,840      9,596
West Virginia Hosp. Finance Auth. Rev.
(Charleston Medical Center)                                          5.75%              9/1/2013 (1)       8,000      8,539
                                                                                                                     27,042
---------------------------------------------------------------------------------------------------------------------------

TOTAL MUNICIPAL BONDS
(COST $2,688,280)                                                      2,871,632
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.1%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      42,273
Liabilities                                                             (10,856)
                                                                     -----------
                                                                          31,417
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $2,903,049
================================================================================
*See Note A in Notes to Financial Statements.
*Securities with a value of $6,080,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 118.

--------------------------------------------------------------------------------
                                                                          AMOUNT
INSURED LONG-TERM TAX-EXEMPT FUND                                          (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $2,746,537
Undistributed Net Investment Income                                           --
Accumulated Net Realized Losses                                         (30,754)
Unrealized Appreciation
Investment Securities                                                    183,352
Futures Contracts                                                          3,914
--------------------------------------------------------------------------------
NET ASSETS                                                            $2,903,049
================================================================================

Investor Shares--Net Assets
Applicable to 150,367,522 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $1,885,310
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $12.54
================================================================================

Admiral Shares--Net Assets
Applicable to 81,172,249 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $1,017,739
--------------------------------------------------------------------------------
NET ASSET VALUE PER  SHARE--ADMIRAL  SHARES                               $12.54
================================================================================
See Note D in Notes to Financial  Statements for the tax-basis components of net assets.





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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE    MARKET
                                                                                            MATURITY       AMOUNT    VALUE*
LONG-TERM TAX-EXEMPT FUND                                           COUPON                      DATE        (000)     (000)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (97.6%)
---------------------------------------------------------------------------------------------------------------------------
ARIZONA (1.1%)
Arizona School Fac. Board Rev.
(State School Improvement)                                           5.50%                  7/1/2017 $      9,610 $  10,457
Scottsdale AZ IDA (Memorial Hosp.)                                   6.00%              9/1/2012 (2)        4,000     4,468
Scottsdale AZ IDA (Memorial Hosp.)                                  6.125%              9/1/2017 (2)        4,700     5,262
                                                                                                                     20,187
CALIFORNIA (9.7%)
Anaheim CA Public Finance Auth. Lease Rev.                           6.00%              9/1/2013 (4)        7,000     8,058
Anaheim CA Public Finance Auth. Lease Rev.                           6.00%              9/1/2014 (4)        2,500     2,890
California Dept. of Veteran Affairs Rev.                             5.45%             12/1/2019 (2)        2,770     2,881
California GO                                                        6.25%                  9/1/2012        5,000     5,599
California GO                                                        5.25%                 11/1/2015        5,000     5,244
California Health Fac. Finance Auth. Rev.
(Cedars-Sinai Medical Center)                                        6.25%                 12/1/2034        5,000     5,317
California Public Works Board Lease Rev.
(Community College)                                                 5.625%              3/1/2016 (2)       11,370    12,236
California State Dept. Water Resources Power Supply Rev.             6.00%                  5/1/2013        5,000     5,583
California State Dept. Water Resources Power Supply Rev.             5.50%              5/1/2015 (2)        6,000     6,577
California State Dept. Water Resources Power Supply Rev.             6.00%                  5/1/2015        2,500     2,762
California State Dept. Water Resources Power Supply Rev.             5.50%              5/1/2016 (2)       10,000    10,900
California State Dept. Water Resources Power Supply Rev.            5.375%              5/1/2018 (2)        5,000     5,352
California State Dept. Water Resources
Power Supply Rev. VRDO                                               1.08%              5/7/2004 LOC        1,200     1,200
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT                                              5.10%                 5/17/2010       10,000    10,524
Foothill/Eastern Corridor Agency California Toll Road Rev.           0.00%            1/1/2028 (ETM)       24,000     6,691
Fresno CA Sewer Rev.                                                 6.25%              9/1/2010 (2)        6,395     7,473
Los Angeles CA Dept. of Water & Power Rev.                           5.25%                  7/1/2015        5,140     5,485
Los Angeles CA Harbor Dept. Rev.                                     5.50%              8/1/2015 (2)        4,670     4,992
Los Angeles County CA Public Works Financing Auth. Rev.              5.50%                 10/1/2011        5,000     5,485
Los Angeles County CA Public Works Financing Auth. Rev.              5.50%                 10/1/2012        6,750     7,355
San Bernardino County CA Medical Center COP                          5.50%              8/1/2024 (1)       11,295    11,599
San Bernardino County CA Medical Center COP                         6.875%            8/1/2024 (ETM)       18,000    22,527
San Diego CA USD GO                                                  0.00%              7/1/2012 (3)        5,420     3,829
San Diego CA USD GO                                                  0.00%              7/1/2013 (3)        7,160     4,774
San Francisco CA City & County International Airport Rev.            5.50%              5/1/2017 (1)        6,570     6,939
San Francisco CA City & County International Airport Rev.            5.50%              5/1/2018 (1)        6,945     7,292
Southern California Public Power Auth. Rev.
(Transmission Project)                                               0.00%                  7/1/2014        8,500     5,289
                                                                                                                    184,853
COLORADO (3.9%)
Colorado Dept. of Transp. Rev.                                       6.00%     6/15/2010 (2)(Prere.)       20,000    23,064
Colorado Dept. of Transp. Rev.                                       5.50%     6/15/2011 (1)(Prere.)        6,000     6,795
Colorado Springs CO Util. System Rev.                                5.00%                11/15/2010        2,500     2,728
Denver CO City & County Airport Rev.                                 6.00%            11/15/2013 (2)        7,090     7,801
Denver CO City & County Airport Rev.                                 5.50%            11/15/2016 (3)       10,000    10,615
E-470 Public Highway Auth. Colorado Rev.                             0.00%              9/1/2013 (1)       10,000     6,572
E-470 Public Highway Auth. Colorado Rev.                             0.00%              9/1/2016 (1)       10,185     5,581
E-470 Public Highway Auth. Colorado Rev.                             0.00%              9/1/2020 (1)       15,165     6,504

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE    MARKET
                                                                                            MATURITY       AMOUNT    VALUE*
LONG-TERM TAX-EXEMPT FUND                                           COUPON                      DATE        (000)     (000)
---------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Auth. Colorado Rev.                             0.00%              9/1/2025 (1) $      9,700 $   2,979
E-470 Public Highway Auth. Colorado Rev.                             0.00%              9/1/2030 (1)       10,000     2,264
                                                                                                                     74,903
CONNECTICUT (0.9%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)               5.95%                  9/1/2028        3,700     3,870
Connecticut GO                                                       5.00%              6/1/2017 (1)        6,435     6,822
Connecticut GO                                                       5.00%             12/1/2017 (1)        6,035     6,398
                                                                                                                     17,090
DISTRICT OF COLUMBIA (1.5%)
District of Columbia GO                                              6.75%              6/1/2005 (1)           40        40
District of Columbia GO                                              6.00%         6/1/2011 (1)(ETM)        3,085     3,565
District of Columbia GO                                              6.00%              6/1/2011 (1)        5,905     6,741
District of Columbia GO                                              0.00%              6/1/2012 (1)       19,000    13,390
District of Columbia GO                                              5.40%              6/1/2012 (2)        5,000     5,395
                                                                                                                     29,131
FLORIDA (1.6%)
Orange County FL School Board COP                                   5.375%              8/1/2007 (1)        5,000     5,371
Sunrise FL Util. System Rev.                                         5.50%             10/1/2018 (2)       12,000    13,303
Sunshine State Florida Govt. Financing Comm. Rev. VRDO               1.08%              5/7/2004 (2)        4,500     4,500
Sunshine State Florida Govt. Financing Comm. Rev. VRDO               1.09%              5/7/2004 (2)        2,000     2,000
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare, Inc.)                             6.375%                 12/1/2030        5,000     4,856
                                                                                                                     30,030
GEORGIA (4.0%)
Atlanta GA Airport Fac. Rev.                                         6.25%              1/1/2013 (3)        8,000     8,892
Atlanta GA Airport Fac. Rev.                                        5.875%              1/1/2015 (3)        7,750     8,582
Atlanta GA Airport Fac. Rev.                                        5.875%              1/1/2017 (3)        7,500     8,296
Atlanta GA Water & Wastewater Rev.                                   5.50%             11/1/2022 (3)       10,000    10,995
College Park GA IDA Lease Rev. (Civic Center)                        7.00%            9/1/2010 (ETM)       11,500    13,375
Fulton County GA COP                                                 6.00%             11/1/2015 (2)        4,815     5,472
Georgia Muni. Electric Power Auth. Rev.                             6.375%              1/1/2016 (1)        5,000     5,946
Metro. Atlanta GA Rapid Transp. Auth.
Georgia Sales Tax Rev.                                               6.25%                  7/1/2018       12,170    14,279
                                                                                                                     75,837
HAWAII (2.3%)
Hawaii Airport System Rev.                                           5.75%              7/1/2016 (3)        5,000     5,414
Hawaii Airport System Rev.                                           5.75%              7/1/2017 (3)        5,000     5,363
Hawaii Dept. of Budget & Finance (Hawaii Electric Co. Inc.)          5.75%             12/1/2018 (2)       12,470    13,443
Hawaii GO                                                           5.875%     10/1/2010 (1)(Prere.)        3,220     3,688
Hawaii GO                                                           5.875%     10/1/2010 (1)(Prere.)        2,860     3,276
Univ. of Hawaii Univ. System Rev.                                    5.50%             7/15/2029 (3)       12,980    13,625
                                                                                                                     44,809
ILLINOIS (6.6%)
Chicago IL (City Colleges Improvement) GO                            0.00%              1/1/2016 (3)        8,500     4,826
Chicago IL Board of Educ. GO                                         0.00%             12/1/2013 (2)        5,000     3,253
Chicago IL Board of Educ. GO                                         0.00%             12/1/2014 (2)        5,000     3,063
Chicago IL Metro. Water Reclamation Dist. GO                         7.00%            1/1/2011 (ETM)       20,000    23,807
Chicago IL Neighborhoods Alive GO                                    5.50%              1/1/2036 (3)        6,400     6,630
Chicago IL Neighborhoods Alive GO                                    5.75%              1/1/2040 (3)       16,690    17,664
Chicago IL Public Building Comm. GO                                  7.00%         1/1/2020 (1)(ETM)        6,000     7,691
Chicago IL School Finance Auth. GO                                   5.50%              1/1/2031 (2)        8,750     9,121

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
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE    MARKET
                                                                                            MATURITY       AMOUNT    VALUE*
LONG-TERM TAX-EXEMPT FUND                                           COUPON                      DATE        (000)     (000)
---------------------------------------------------------------------------------------------------------------------------
Chicago IL Water Rev. VRDO                                           1.08%              5/7/2004 LOC $      8,040 $   8,040
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)                 7.40%             12/1/2024 (1)        8,150     8,576
Illinois Sales Tax Rev.                                             6.125%        6/15/2010 (Prere.)        4,500     5,202
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    6.75%              6/1/2010 (1)        6,000     6,967
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%            12/15/2014 (1)       16,100     9,848
Univ. of Illinois Univ. Rev. Auxiliary Fac.                          0.00%              4/1/2012 (1)        5,795     4,129
Will County IL Community School Dist.                                0.00%             11/1/2013 (4)       10,000     6,535
                                                                                                                    125,352
INDIANA (1.0%)
Indiana Office Building Comm. Rev. (Capitol Complex)                 6.90%                  7/1/2011       16,875    19,620

KENTUCKY (1.7%)
Kentucky Property & Building Comm. Rev.                              5.75%        10/1/2010 (Prere.)        6,405     7,290
Kentucky Property & Building Comm. Rev.                             5.375%              8/1/2016 (4)       13,870    14,935
Kentucky Property & Building Comm. Rev.                              5.00%             10/1/2017 (2)        5,000     5,359
Louisville & Jefferson County KY Metro. Sewer Dist.                  5.75%             5/15/2033 (3)        5,000     5,355
                                                                                                                     32,939
LOUISIANA (1.4%)
Louisiana GO                                                         5.50%             5/15/2014 (3)        6,180     6,774
Louisiana GO                                                         5.75%            11/15/2014 (3)        9,855    11,047
Louisiana State Gas and Fuels Tax Rev.                              5.375%              6/1/2018 (2)        5,000     5,350
New Orleans LA GO                                                    0.00%              9/1/2016 (2)        5,785     3,176
                                                                                                                     26,347
MARYLAND (0.4%)
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                   6.75%                  7/1/2030        7,500     8,461

MASSACHUSETTS (6.3%)
Massachusetts Bay Transp. Auth. Rev.                                 7.00%                  3/1/2021       15,000    18,636
Massachusetts GAN                                                    5.75%                 6/15/2014       10,000    11,329
Massachusetts GO                                                    5.375%        10/1/2010 (Prere.)       10,000    11,112
Massachusetts GO                                                     5.50%             11/1/2017 (4)       13,250    14,708
Massachusetts GO                                                     5.50%             11/1/2017 (1)        7,000     7,770
Massachusetts GO                                                     5.25%                  8/1/2022        5,000     5,284
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                                    5.70%                  7/1/2015        9,205     9,285
Massachusetts Port Auth. Rev.                                        5.00%                  7/1/2018        3,500     3,589
Massachusetts Water Resources Auth. Rev.                             6.50%               7/15/2019 *       32,000    38,090
                                                                                                                    119,803
MICHIGAN (5.1%)
Detroit MI GO                                                       6.375%                  4/1/2007        4,500     4,686
Detroit MI Sewer System Rev.                                         5.75%      1/1/2010 (3)(Prere.)        5,000     5,695
Detroit MI Sewer System Rev.                                         5.50%              7/1/2029 (3)       18,000    19,496
Grand Rapids MI Tax Increment Rev. (Downtown Project)               6.875%              6/1/2024 (1)        7,500     7,683
Michigan Building Auth. Rev.                                         5.25%            10/15/2016 (4)       20,000    21,479
Michigan Building Auth. Rev.                                         5.50%                10/15/2016        5,500     5,987
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                        5.875%        10/1/2010 (Prere.)        9,250    10,681

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

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LONG-TERM TAX-EXEMPT FUND                                           COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)                                        5.875%       10/1/2010 (Prere.)  $     7,980  $   9,204
Univ. of Michigan Hosp. Rev. VRDO                                    1.10%                 5/3/2004       10,400     10,400
Univ. of Michigan Hosp. Rev. VRDO                                    1.07%                 5/7/2004        1,770      1,770
                                                                                                                     97,081
MISSISSIPPI (1.1%)
Mississippi GO                                                       6.00%       11/1/2009 (Prere.)        7,250      8,311
Mississippi GO                                                       6.00%       11/1/2009 (Prere.)       10,800     12,381
                                                                                                                     20,692
MISSOURI (0.2%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Episcopal-Presbyterian Hosp.)                            5.50%            12/1/2016 (4)        4,195      4,517

NEVADA (0.3%)
Truckee Meadows NV Water Auth. Rev.                                  5.50%             7/1/2016 (4)        5,000      5,435

NEW HAMPSHIRE (1.8%)
Manchester NH General Airport Rev.                                  5.625%             1/1/2030 (4)       23,000     24,207
New Hampshire Business Finance Auth. PCR
(Public Service Co. of New Hampshire)                                6.00%             5/1/2021 (2)       10,000     10,549
                                                                                                                     34,756
NEW JERSEY (2.3%)
New Jersey Sports & Exposition Auth. Rev.                            6.50%             3/1/2013 (4)       10,000     11,768
New Jersey Transp. Corp. COP                                         6.00%    9/15/2010 (2)(Prere.)       13,000     14,976
New Jersey Transp. Corp. COP                                         5.50%            9/15/2012 (2)        5,000      5,530
New Jersey Turnpike Auth. Rev.                                      5.625%     1/1/2010 (1)(Prere.)        7,940      8,926
New Jersey Turnpike Auth. Rev.                                      5.625%             1/1/2015 (1)        2,060      2,262
                                                                                                                     43,462
NEW MEXICO (0.7%)
New Mexico Highway Comm. Tax Rev.                                    6.00%       6/15/2010 (Prere.)        3,000      3,404
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)                       5.50%                 8/1/2030       10,000     10,105
                                                                                                                     13,509
NEW YORK (11.0%)
Babylon NY Waste Water Fac. GO                                       9.00%             8/1/2008 (3)        4,900      6,081
Babylon NY Waste Water Fac. GO                                       9.00%             8/1/2009 (3)        2,800      3,571
Babylon NY Waste Water Fac. GO                                       9.00%             8/1/2010 (3)        4,900      6,401
Long Island NY Power Auth. Electric System Rev.                      5.25%                 6/1/2014        7,350      7,811
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                                            5.25%    10/1/2010 (1)(Prere.)        4,675      5,193
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                                            6.00%        4/1/2020 (1)(ETM)        6,165      7,221
Metro. New York Transp. Auth. Rev. (Transit Rev.)                    5.50%           11/15/2014 (2)       10,000     11,225
New York City NY GO                                                  5.25%                 8/1/2012        8,535      9,119
New York City NY GO                                                  5.25%                 8/1/2014        5,500      5,835
New York City NY GO                                                  5.75%             8/1/2015 (2)       12,000     13,312
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.                                            5.75%                6/15/2026        3,500      3,704
New York City NY Transitional Finance Auth. Rev.                     6.25%       5/15/2010 (Prere.)          265        310
New York City NY Transitional Finance Auth. Rev. VRDO                1.08%                 5/3/2004        5,100      5,100
New York City NY Transitional Finance Auth. Rev. VRDO                1.08%                 5/7/2004        9,100      9,100

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

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LONG-TERM TAX-EXEMPT FUND                                           COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)                                      5.75%             7/1/2020 (1) $      7,500  $   8,503
New York State Dormitory Auth. Rev. (State Univ.)                    7.50%       5/15/2011 (Prere.)        6,135      7,480
New York State Dormitory Auth. Rev. (State Univ.)                    7.50%                5/15/2011       12,765     15,063
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)                             5.25%                6/15/2020       37,090     39,222
New York State Local Govt. Assistance Corp.                          5.40%                 4/1/2013       13,125     14,155
Triborough Bridge & Tunnel Auth. New York Rev.                       5.25%               11/15/2017       10,000     10,688
Triborough Bridge & Tunnel Auth. New York Rev.                      6.125%           1/1/2021 (ETM)       10,000     11,786
Triborough Bridge & Tunnel Auth. New York Rev.                       5.50%        1/1/2022 (Prere.)        7,750      8,601
                                                                                                                    209,481
NORTH CAROLINA (1.3%)
North Carolina Eastern Muni. Power Agency Rev.                       7.50%           1/1/2010 (ETM)        4,935      5,994
North Carolina Eastern Muni. Power Agency Rev.                       6.50%           1/1/2018 (ETM)        4,625      5,657
North Carolina GO                                                    5.00%                 3/1/2020       10,000     10,458
Winston-Salem NC Water & Sewer System Rev.                           5.50%        6/1/2011 (Prere.)        1,220      1,381
Winston-Salem NC Water & Sewer System Rev.                           5.50%                 6/1/2016        1,780      1,935
                                                                                                                     25,425
OHIO (1.2%)
Cleveland OH Airport System Rev. VRDO                                1.08%             5/7/2004 (4)        1,100      1,100
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                      5.625%                10/1/2016        3,000      3,191
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)                                      5.625%                10/1/2017        2,260      2,391
Ohio GO VRDO                                                         1.07%                 5/7/2004        4,400      4,400
Ohio PCR (Sohio Air British Petroleum Co.) VRDO                      1.10%                 5/3/2004        6,200      6,200
Ohio State Univ. General Receipts Rev. VRDO                          1.09%                 5/7/2004        6,100      6,100
                                                                                                                     23,382
OREGON (0.8%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                               5.50%                2/15/2014        5,580      5,855
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)                                     5.50%             7/1/2014 (3)        3,865      4,097
Port Auth. of Portland OR Airport Rev.
(Portland International Airport)                                     5.50%             7/1/2016 (3)        4,305      4,587
                                                                                                                     14,539
PENNSYLVANIA (2.9%)
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                              1.10%                 5/3/2004        4,000      4,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Children's Hosp. of Philadelphia) VRDO                              1.10%             5/3/2004 (1)       10,750     10,750
Philadelphia PA Water & Waste Water Rev.                             7.00%            6/15/2010 (3)       20,000     23,861
Pittsburgh PA GO                                                     5.25%             9/1/2016 (3)        3,845      3,972
Pittsburgh PA Water & Sewer Auth. Rev.                               6.50%             9/1/2013 (3)       10,000     11,806
                                                                                                                     54,389
PUERTO RICO (0.9%)
Puerto Rico Electric Power Auth. Rev.                                5.25%             7/1/2014 (4)        2,000      2,162
Puerto Rico Electric Power Auth. Rev.                                5.25%             7/1/2014 (1)        2,000      2,162
Puerto Rico Public Finance Corp.                                     6.00%                 8/1/2026       11,000     12,307
                                                                                                                     16,631

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

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LONG-TERM TAX-EXEMPT FUND                                           COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA (2.3%)
Medical Univ. South Carolina Hosp. Auth. Hosp. Fac. Rev.            6.375%                8/15/2027 $      7,750  $   8,019
Piedmont SC Muni. Power Agency Rev.                                  6.50%             1/1/2015 (3)       12,210     14,408
Piedmont SC Muni. Power Agency Rev.                                  6.50%        1/1/2015 (3)(ETM)        2,035      2,446

South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)                         7.125%      12/15/2010 (Prere.)        5,000      6,086
South Carolina Transp. Infrastructure Rev.                           5.75%            10/1/2015 (1)       10,790     12,035
                                                                                                                     42,994
TENNESSEE (0.7%)
Metro. Govt. of Nashville & Davidson County
TN Health & Educ. Fac. (Vanderbilt Univ.) VRDO                       1.08%                 5/3/2004       14,000     14,000

TEXAS (16.0%)
Austin TX Combined Util. System Rev.                                 0.00%            5/15/2017 (3)        4,900      2,576
Brazos County TX Health Dev. (Franciscan Service Corp.)             5.375%             1/1/2022 (1)        5,750      5,905
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT                         5.20%                5/15/2008       10,000     10,635
Harris County TX GO                                                  0.00%            10/1/2014 (1)        5,550      3,424
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                                    1.10%                 5/3/2004       11,300     11,300
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                                          1.10%             5/3/2004 (1)        6,400      6,400
Houston TX GO                                                        5.75%             3/1/2014 (4)        3,000      3,325
Houston TX GO                                                        5.75%             3/1/2015 (4)        3,000      3,324
Houston TX GO                                                        5.75%             3/1/2016 (4)        4,500      4,985
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         5.50%     7/1/2005 (4)(Prere.)       16,760     17,715
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         0.00%             9/1/2018 (2)       16,285      7,907
Houston TX Hotel Occupancy Tax & Special Rev.
(Convention & Entertainment)                                         0.00%             9/1/2021 (2)       22,720      9,128
Houston TX Independent School Dist. Lease Rev.                       0.00%            9/15/2012 (2)        6,150      4,278
Houston TX Water & Sewer System Rev.                                 0.00%            12/1/2012 (2)       20,500     14,149
Houston TX Water & Sewer System Rev.                                 5.50%            12/1/2015 (4)       10,000     10,904
Lewisville TX Independent School Dist.                               0.00%                8/15/2016        5,630      3,098
Lewisville TX Independent School Dist.                               0.00%                8/15/2017        6,940      3,604
Lower Colorado River Auth. Texas Rev.                                6.00%            5/15/2011 (4)       12,605     14,224
Lower Colorado River Auth. Texas Rev.                               5.875%            5/15/2015 (4)        5,500      6,159
Lower Colorado River Auth. Texas Rev.                               5.875%            5/15/2016 (4)       27,500     30,793
Round Rock TX Independent School Dist. GO                            0.00%            8/15/2011 (1)        5,000      3,716
San Antonio TX Electric & Gas Rev.                                   5.75%        2/1/2010 (Prere.)       11,435     12,953
San Antonio TX Electric & Gas Rev.                                  5.375%                 2/1/2020       10,000     10,560
Texas City TX IDA (ARCO Pipeline)                                   7.375%                10/1/2020       17,000     21,408
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2013 (1)(ETM)          855        566
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2013 (1)       38,815     25,556
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2015 (1)       16,435      9,568
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2015 (1)(ETM)          305        180
Texas Muni. Power Agency Rev.                                        0.00%        9/1/2017 (1)(ETM)          735        387
Texas Muni. Power Agency Rev.                                        0.00%             9/1/2017 (1)       39,235     20,334
Texas Water Dev. Board Rev.                                          6.50%                7/15/2010       17,425     20,376
Texas Water Dev. Board Rev.                                          7.05%                 8/1/2025        5,655      5,726
                                                                                                                    305,163

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

---------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
LONG-TERM TAX-EXEMPT FUND                                           COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
UTAH (0.2%)
Intermountain Power Agency Utah Power Supply Rev.                    5.75%             7/1/2019 (1)  $     3,000  $   3,301

VIRGIN ISLANDS (0.3%)
Virgin Islands Public Finance Auth. Rev.                             6.50%                10/1/2024        5,000      5,595

VIRGINIA (0.8%)
Upper Occoquan Sewer Auth. Virginia Regional Sewer Rev.              5.00%             7/1/2016 (4)        4,115      4,367
Virginia College Building Auth. Educ. Fac. Rev.
(Washington & Lee Univ.)                                             5.75%                 1/1/2034        9,540     10,866
                                                                                                                     15,233
WASHINGTON (1.8%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)              0.00%             6/1/2014 (1)        5,000      3,111
Chelan County WA Public Util. Dist. (Rock Island Hydro)              0.00%             6/1/2017 (1)       11,685      6,076
Chelan County WA Public Util. Dist. (Rock Island Hydro)              0.00%             6/1/2018 (1)       10,000      4,892
Port of Seattle WA Rev.                                             5.625%             2/1/2030 (1)        7,735      8,141
Washington GO                                                        6.75%                 2/1/2015        3,450      4,137
Washington GO                                                       5.625%                 7/1/2025        7,030      7,401
                                                                                                                     33,758
WEST VIRGINIA (0.6%)
West Virginia Building Comm. Rev. (Jail & Correction Fac.)           7.00%        7/1/2014 (1)(ETM)        8,975     11,172


WISCONSIN (2.9%)
Wisconsin Clean Water Rev.                                          6.875%                 6/1/2011       20,500     24,272
Wisconsin GO                                                         5.75%        5/1/2011 (Prere.)       10,000     11,389
Wisconsin GO                                                         5.25%                 5/1/2014       17,695     19,245
                                                                                                                     54,906

---------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $1,725,062)                                                                                                 1,858,783
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.4%)
---------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                                 56,674
Liabilities                                                                                                        (10,644)
                                                                                                                 ----------
                                                                                                                     46,030
                                                                                                                 ----------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                                $1,904,813
===========================================================================================================================

*See Note A in Notes to Financial Statements.
*Securities with a value of $4,839,000 have been segregated as initial margin for open futures contracts.
For key to abbreviations and other references, see page 118.

--------------------------------------------------------------------------------
                                                                          AMOUNT
LONG-TERM TAX-EXEMPT FUND                                                  (000)
--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                       $1,798,074
Undistributed Net Investment Income                                           --
Accumulated Net Realized Losses                                         (27,621)
Unrealized Appreciation
Investment Securities                                                    133,721
Futures Contracts                                                            639
--------------------------------------------------------------------------------
NET ASSETS                                                            $1,904,813
================================================================================

Investor Shares--Net Assets
Applicable to 97,728,894 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $1,094,890
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $11.20
================================================================================

Admiral Shares--Net Assets
Applicable to 72,293,017 outstanding $.001
par value shares of beneficial interest (unlimited  authorization)      $809,923
--------------------------------------------------------------------------------
NET ASSET VALUE PER  SHARE--ADMIRAL  SHARES                               $11.20
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                           MATURITY        AMOUNT     VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                          COUPON                     DATE         (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.0%)
----------------------------------------------------------------------------------------------------------------------------
ALABAMA (0.9%)
Alabama Special Care Fac. (Baptist Health System)                   5.875%           11/15/2026 (1)       $ 5,000 $    5,321
Camden AL Ind. Dev. Bank (Weyerhaeuser Co.)                         6.125%                12/1/2024         3,000      3,149
Courtland AL Dev. Board Solid Waste Disposal Rev.
(Champion International Corp.)                                       6.70%                11/1/2029         9,500     10,096
McIntosh AL IDR (Environmental Improvement)                         5.375%                 6/1/2028        17,000     16,965
                                                                                                                      35,531
ALASKA (0.1%)
Valdez AK Marine Terminal Rev.
(BP Pipeline Project) VRDO                                           1.10%                 5/3/2004         6,100      6,100

ARIZONA (2.7%)
Arizona School Fac. Board Rev. COP                                   5.00%             9/1/2011 (1)         5,000      5,431
Maricopa County AZ Pollution Control Corp. PCR
(El Paso Electric Co.) PUT                                          6.375%                 8/1/2005        31,000     32,248
Maricopa County AZ Pollution Control Corp. PCR
(Southern California Edison Co.) PUT                                 2.90%                 3/2/2009        40,000     38,703
Pima County AZ IDA Multi Family Mortgage
(La Cholla Project)                                                  8.50%                 7/1/2020         4,585      4,628
Pima County AZ IDA Multi Family Mortgage
(La Cholla Project)                                                  8.50%                 7/1/2020         1,520      1,534
Univ. of Arizona Board of Regents                                    6.20%                 6/1/2016        26,660     31,193
                                                                                                                     113,737
ARKANSAS (0.1%)
North Little Rock AR Electric Rev.                                   6.50%             7/1/2015 (1)         3,450      4,100

CALIFORNIA (8.8%)
ABAG Finance Auth. for Non-Profit Corp.
California Multifamily Rev. (Housing Archstone Redwood)              5.30%                10/1/2008        10,000     10,555
California Dept. of Transp. Rev. Federal Highway
Grant Anticipation Bonds                                             5.00%             2/1/2012 (3)        26,760     28,916
California Dept. of Water Resources Water System Rev.                5.50%                12/1/2015         5,000      5,471
California Dept. of Water Resources Water System Rev.                5.50%                12/1/2017        10,000     10,891
California GO                                                       5.125%                 2/1/2025        13,975     13,651
California GO                                                        5.50%                 2/1/2025        25,000     25,496
California Pollution Control Financing Auth.
Solid Waste Disposal Rev. (Waste Management) PUT                     4.85%               11/30/2007         7,000      7,296
California Public Works Board Lease Rev.
(Dept. of Corrections)                                               5.50%                 6/1/2019         7,000      7,264
California Public Works Board Lease Rev.
(Dept. of Corrections)                                               5.50%                 6/1/2021        10,000     10,315
California Public Works Board Lease Rev.
(Dept. of Corrections)                                               5.50%                 6/1/2022        10,000     10,247
California Rev. Anticipation Warrant                                 2.00%                6/16/2004         5,000      5,005
California Rev. Anticipation Warrant                                2.005%                6/16/2004        10,000     10,005
California State Dept. Water Resources Power Supply Rev.             5.50%             5/1/2012 (1)        25,000     27,709
California State Dept. Water Resources
Power Supply Rev. VRDO                                               1.10%             5/3/2004 LOC           800        800
California State Dept. Water Resources
Power Supply Rev. VRDO                                               1.07%             5/7/2004 LOC         1,000      1,000

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             FACE     MARKET
                                                                                           MATURITY        AMOUNT     VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                          COUPON                     DATE         (000)      (000)
----------------------------------------------------------------------------------------------------------------------------
California Statewide Community Dev. Auth. Multifamily Rev.
(Archstone/Oak Ridge) PUT                                            5.30%                 6/1/2008       $ 5,650 $    5,942
California Statewide Community Dev. Auth. Multifamily Rev.
(Archstone/Pelican Hill) PUT                                         5.30%                 6/1/2008         5,000      5,258
California Statewide Community Dev. Auth. Multifamily Rev.
(Archstone/River Meadows) PUT                                        5.30%                 6/1/2008         5,000      5,258
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT                                              5.10%                5/17/2010        22,000     23,154
California Statewide Community Dev. Auth. Rev.
(Irvine Apartments) PUT                                              5.25%                5/15/2013        37,785     39,053
California Statewide Community Dev. Auth. Rev.
(Kaiser Permanente) PUT                                              4.35%                 3/1/2007        13,500     13,974
Golden State Tobacco Securitization Corp. California                5.625%                 6/1/2038         7,000      6,973
Los Angeles CA Dept. of Water & Power Rev. VRDO                      1.06%                 5/7/2004         1,000      1,000
Roseville CA North Central Roseville Community Fac. Dist.            5.40%                 9/1/2008         1,860      1,986
Sacramento CA Muni. Util. Dist. Rev.                                 5.25%        7/1/2004 (Prere.)         5,110      5,196
Sacramento CA Muni. Util. Dist. Rev.                                 5.25%        7/1/2004 (Prere.)        12,890     13,108
San Bernardino County CA Medical Center COP                          7.00%                 8/1/2020        12,180     15,038
San Bernardino County CA Medical Center COP                         6.875%           8/1/2024 (ETM)        25,220     31,563
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.          0.00%            1/15/2009 (1)         3,000      2,563
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.          0.00%            1/15/2025 (1)        12,900      4,144
San Joaquin Hills CA Transp. Corridor Agency Toll Road Rev.          0.00%            1/15/2026 (1)        28,135      8,501
Santa Margarita CA Water Dist. Special Tax
Community Fac. Dist. No. 99-1                                        6.00%                 9/1/2030         3,000      2,903
Southern California Public Power Auth. Rev.                          6.00%                 7/1/2018         3,985      4,108
                                                                                                                     364,343
COLORADO (3.5%)
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)        5.50%                 9/1/2011         7,775      8,496
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)        5.50%                 9/1/2012         8,200      8,841
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)        5.50%                 9/1/2013         3,000      3,215
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)        5.50%                 9/1/2015         5,130      5,450
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)        5.50%                 9/1/2017         5,215      5,478
Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives)        5.25%                 9/1/2024        10,000     10,102
Colorado Springs CO Util. System Rev.                                5.00%               11/15/2011         6,250      6,795
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2008 (1)        14,000     12,170
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2009 (1)        16,195     13,385
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2010 (1)         7,185      5,640
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2012 (1)        26,795     18,672
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2013 (1)         5,000      3,286
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2014 (1)         8,000      4,944
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2015 (1)         5,000      2,905
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2018 (1)         5,000      2,427
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2023 (1)         7,500      2,632
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2025 (1)        10,000      3,071
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2030 (1)        50,200     11,367
E-470 Public Highway Auth. Colorado Rev.                             0.00%             9/1/2033 (1)        50,000      9,370
Northwest Parkway Public Highway Auth.
Colorado Convertible Capital Appreciation                            0.00%            6/15/2025 (4)        10,000      7,142
                                                                                                                     145,388

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                                                                                                            FACE     MARKET
                                                                                           MATURITY       AMOUNT     VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                          COUPON                     DATE        (000)      (000)
---------------------------------------------------------------------------------------------------------------------------
CONNECTICUT (2.2%)
Connecticut Dev. Auth. PCR (Connecticut Power & Light)               5.85%                 9/1/2028 $     33,250 $   35,109
Connecticut Dev. Auth. PCR
(Connecticut Power & Light) PUT                                      3.35%            10/1/2008 (2)        8,000      8,011
Connecticut GO                                                      5.375%       4/15/2012 (Prere.)        7,180      7,974
Connecticut GO                                                      5.375%       4/15/2012 (Prere.)       10,000     11,106
Connecticut GO                                                      5.375%                4/15/2016        5,000      5,401
Connecticut GO                                                      5.375%                4/15/2017        5,000      5,380
Connecticut GO                                                      5.375%               11/15/2019        5,000      5,358
Connecticut GO                                                      5.375%               11/15/2021        5,000      5,307
Connecticut Special Tax Obligation Rev.
(Transp. Infrastructure)                                             5.25%    11/1/2008 (4)(Prere.)        5,880      6,551
                                                                                                                     90,197
DELAWARE (0.4%)
Univ. of Delaware Rev. VRDO                                          1.07%                 5/3/2004       15,435     15,435

DISTRICT OF COLUMBIA (1.7%)
Metro. Washington Airports Auth. Airport System Rev.                 5.70%            10/1/2007 (1)       12,900     13,344
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2009 (3)        6,795      7,342
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2010 (3)        7,270      7,840
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2013 (1)        2,500      2,670
Metro. Washington Airports Auth. Airport System Rev.                5.875%            10/1/2015 (1)        7,400      7,642
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2016 (1)        2,775      2,962
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2017 (1)        2,000      2,124
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2018 (1)        2,000      2,112
Metro. Washington Airports Auth. Airport System Rev.                 5.50%            10/1/2027 (1)       24,000     24,518
                                                                                                                     70,554
FLORIDA (3.4%)
Beacon Lakes FL Community Dev.                                       6.90%                 5/1/2035       18,500     18,740
Broward County FL School Board COP                                  5.375%     7/1/2011 (4)(Prere.)        8,240      9,206
JEA Florida St. Johns River Power Park Rev.                          5.00%                10/1/2008       10,000     10,865
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)        5.75%               11/15/2011        1,475      1,570
Lee County FL IDA Health Care Fac. Rev. (Shell Point Village)        5.75%               11/15/2014        1,000      1,039
Lee County FL School Board COP                                       6.00%             8/1/2007 (4)        5,820      6,413
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.                                5.85%                 8/1/2013        2,075      2,148
Northern Palm Beach County FL Improvement Dist.
Water Control & Improvement Unit Dev.                                6.00%                 8/1/2029        2,000      2,012
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)                                            5.50%                 5/1/2010        1,000        997
Orlando FL Special Assessment Rev.
(Conroy Road Interchange)                                            5.80%                 5/1/2026        3,000      2,949
Orlando FL Util. Comm. Water & Electric Rev.                         6.75%          10/1/2017 (ETM)        2,200      2,674
Palm Beach County FL Airport System Rev.                             5.75%            10/1/2012 (1)        9,560     10,787
Palm Beach County FL Airport System Rev.                             5.75%            10/1/2014 (1)        8,500      9,641
Palm Beach County FL School Board COP VRDO                           1.08%             5/7/2004 (2)        3,400      3,400
Sunshine State Florida Govt. Financing Comm. Rev. VRDO               1.08%             5/7/2004 (2)        5,600      5,600
Sunshine State Florida Govt. Financing Comm. Rev. VRDO               1.09%             5/7/2004 (2)       21,900     21,900

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                                                                                                           FACE      MARKET
                                                                                           MATURITY      AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                          COUPON                     DATE       (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
Tallahassee FL Health Fac. Rev.
(Tallahassee Memorial Healthcare, Inc.)                             6.375%                12/1/2030    $ 18,000   $  17,483
Tampa Bay FL Water Util. System Rev.                                 5.00%            10/1/2012 (3)       4,360       4,723
Tampa Bay FL Water Util. System Rev.                                 5.00%            10/1/2014 (3)       1,655       1,783
Tampa Bay FL Water Util. System Rev.                                 5.25%            10/1/2015 (3)       1,180       1,297
Tampa Bay FL Water Util. System Rev.                                 5.25%            10/1/2016 (3)       1,720       1,888
Tampa Bay FL Water Util. System Rev.                                 5.25%            10/1/2017 (3)       5,000       5,486
                                                                                                                    142,601
GEORGIA (1.2%)
Cartersville GA Water & Waste Water Fac.
(Anheuser-Busch Cos., Inc.)                                          7.40%                11/1/2010       5,000       5,944
Dalton County GA Dev. Auth.
(Hamilton Health Care System)                                        5.50%            8/15/2017 (1)       5,000       5,456
Fulton County GA Residential Care Fac. Canterbury Court             6.125%                2/15/2034       2,000       1,937
Georgia Muni. Electric Power Auth. Rev.                              6.60%             1/1/2018 (1)       4,155       4,965
Georgia Muni. Electric Power Auth. Rev.                              6.60%        1/1/2018 (1)(ETM)         845       1,025
Muni. Electric Auth. Georgia Subordinate Bonds
Project One PUT                                                      5.00%             1/1/2009 (2)      27,300      29,402
Richmond County GA Dev. Auth. Environmental
Improvement Rev.                                                     5.75%                11/1/2027       3,000       3,002
                                                                                                                     51,731
HAWAII (0.5%)
Hawaii Harbor Capital Improvement Rev.                               5.50%             7/1/2027 (1)      18,500      18,859
Honolulu HI City & County GO                                         0.00%             7/1/2017 (3)       6,000       3,123
Honolulu HI City & County GO                                         0.00%             7/1/2018 (3)       2,000         980
                                                                                                                     22,962
ILLINOIS (3.3%)
Chicago IL GO                                                        0.00%             1/1/2026 (1)      10,550       7,573
Chicago IL GO                                                        0.00%             1/1/2027 (1)      10,075       7,226
Chicago IL O'Hare International Airport Special Fac. Rev.
(United Airlines) PUT                                                5.80%              5/1/2007 **      17,570       7,182
Chicago IL Public Building Comm. GO                                  7.00%        1/1/2015 (1)(ETM)       8,230       9,688
Chicago IL Public Building Comm. GO                                  7.00%        1/1/2020 (1)(ETM)      10,000      12,818
Chicago IL School Finance Auth. GO                                   5.50%             1/1/2031 (2)      20,000      20,849
Illinois Dev. Finance Auth. PCR (Illinois Power Co.)                 7.40%            12/1/2024 (1)      20,000      21,046
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)                                                   5.85%                 2/1/2007      10,000      10,636
Illinois Dev. Finance Auth. Solid Waste Disp. Rev.
(Waste Management)                                                   5.05%                 1/1/2010       4,000       4,129
Illinois Health Fac. Auth. Rev. (Centegra Health System)             5.10%             9/1/2011 (2)       3,105       3,293
Illinois Health Fac. Auth. Rev. (Centegra Health System)             5.25%             9/1/2018 (2)       2,500       2,589
Illinois Health Fac. Auth. Rev.
(Univ. of Chicago Hosp. & Health Systems) VRDO                       1.10%             5/3/2004 (1)         500         500
Illinois Sales Tax Rev.                                              5.50%            6/15/2016 (3)       3,000       3,337
Illinois Sales Tax Rev.                                              5.75%            6/15/2019 (3)       5,000       5,674
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%           12/15/2033 (1)      26,195       4,829
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%            6/15/2036 (1)      20,000       3,182
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%           12/15/2036 (1)      45,695       7,049

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                                                                                                           FACE      MARKET
                                                                                           MATURITY      AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                          COUPON                     DATE       (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%            6/15/2037 (1)    $ 10,100   $   1,511
Metro. Pier & Exposition Auth.
Illinois Dedicated Sales Tax Rev.                                    0.00%            6/15/2038 (1)      30,000       4,230
                                                                                                                    137,341
INDIANA (1.7%)
Indiana Health Fac. Finance Auth. Rev.
(Ancilla System, Inc.)                                              7.375%           7/1/2023 (ETM)      19,400      25,126
Indiana Office Building Comm. Rev. (Capitol Complex)                 6.90%                 7/1/2011      15,660      18,207
Indianapolis IN Local Public Improvement Rev.                        6.75%                 2/1/2014      21,500      25,536
                                                                                                                     68,869
KANSAS (0.7%)
Overland Park KS Convention Center & Hotel Project                  7.375%                 1/1/2032       9,000       8,860
Overland Park KS Convention Center & Hotel Project                   9.00%                 1/1/2032      21,100      20,833
                                                                                                                     29,693
KENTUCKY (1.2%)
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)                                                5.65%             1/1/2017 (2)       8,000       8,655
Jefferson County KY Health Fac. Rev.
(Jewish Hosp. Health)                                                5.70%             1/1/2021 (2)       2,000       2,148
Kentucky Property & Building Comm. Rev.                              5.25%            10/1/2015 (4)       5,300       5,816
Kentucky Property & Building Comm. Rev.                              5.25%            10/1/2016 (4)       7,000       7,684
Kentucky Property & Building Comm. Rev.                              5.25%            10/1/2017 (4)       2,000       2,194
Kentucky Turnpike Auth. Econ. Dev. Road Rev.
(Revitalization Project)                                             5.25%             7/1/2015 (4)       6,000       6,420
Russell KY Rev. Bon Secours Health System                           5.625%               11/15/2030      16,000      16,059
                                                                                                                     48,976
LOUISIANA (0.7%)
Calcasieu Parish LA IDR PCR (Entergy Gulf States Inc.)               5.45%                 7/1/2010       5,000       5,111
West Feliciana Parish LA PCR
(Entergy Gulf States Inc.) PUT                                       5.65%                 9/1/2004      19,000      19,209
West Feliciana Parish LA PCR (Gulf States Util.)                     9.00%                 5/1/2015       4,000       4,185
                                                                                                                     28,505
MAINE (0.2%)
Jay ME Solid Waste Disposal Rev.                                     6.20%                 9/1/2019       9,250       9,796

MARYLAND (3.0%)
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)                                  7.625%                12/1/2022       6,630       6,416
Maryland Econ. Dev. Corp.
(Chesapeake Bay Conference Center)                                   7.75%                12/1/2031      25,000      24,414
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Lifebridge Health)                                                 5.125%                 7/1/2034       1,500       1,462
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Medlantic/Helix)                                                    5.25%            8/15/2038 (4)      32,055      32,986
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                   5.75%                 7/1/2021       3,930       4,147
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                   6.00%                 7/1/2022       3,000       3,182
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                   5.25%                 7/1/2028       9,570       9,479

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
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                                                                                                           FACE      MARKET
                                                                                           MATURITY      AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                          COUPON                     DATE       (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                   6.75%                 7/1/2030    $ 15,000   $  16,922
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                   6.00%                 7/1/2032       6,500       6,807
Maryland Health & Higher Educ. Fac. Auth. Rev.
(Univ. of Maryland Medical System)                                   5.25%                 7/1/2034      18,250      17,806
                                                                                                                    123,621
MASSACHUSETTS (5.1%)
Massachusetts Dev. Finance Agency Resource
Recovery Rev. (Waste Management Inc.) PUT                            6.90%                12/1/2009       2,000       2,254
Massachusetts GO                                                     5.50%            11/1/2017 (1)      12,500      13,875
Massachusetts GO                                                     5.50%             8/1/2018 (2)      10,000      11,065
Massachusetts GO                                                     5.50%             8/1/2019 (1)      15,000      16,554
Massachusetts GO                                                     5.25%                 8/1/2023      30,000      31,488
Massachusetts Health & Educ. Fac. Auth. Rev.
(Caritas Christi Obligated Group)                                    5.70%                 7/1/2015      22,500      22,696
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)                   6.50%                 7/1/2011       6,900       7,615
Massachusetts Health & Educ. Fac. Auth. Rev.
(Univ. of Massachusetts Memorial Health Care Inc.)                  6.625%                 7/1/2032      17,000      17,525
Massachusetts Housing Finance Agency Rev.                            5.95%            10/1/2008 (2)         985         997
Massachusetts Ind. Finance Agency Resource
Recovery Rev. (Refusetech Inc.)                                      6.30%                 7/1/2005      25,875      26,435
Massachusetts Ind. Finance Agency Solid
Waste Disposal Rev. (Massachusetts Paper Co.)                        8.50%             11/1/2012 **       5,098         153
Massachusetts Muni. Wholesale Electric Co.
Power System Rev.                                                    5.25%             7/1/2015 (1)       7,535       8,059
Massachusetts Water Resources Auth. Rev.                             6.50%                7/15/2019      43,700      52,017
                                                                                                                    210,733
MICHIGAN (0.5%)
Delta County MI Econ. Dev. Corp. Rev. (Mead Westvaco)                6.25%                4/15/2027      11,000      11,447
Dickinson County MI Memorial Hosp. System Rev.                      7.625%       11/1/2004 (Prere.)         290         302
Dickinson County MI Memorial Hosp. System Rev.                       8.00%       11/1/2004 (Prere.)       5,700       5,998
Michigan Strategic Fund Limited Obligation Rev.
(UTD Waste Systems)                                                  5.20%                 4/1/2010       1,500       1,559
                                                                                                                     19,306
MINNESOTA (2.0%)
Minneapolis & St. Paul MN Metro. Airport                             5.20%             1/1/2024 (2)       7,000       7,138
Minneapolis MN Health Care System
(Allina Health System)                                               6.00%               11/15/2023       7,000       7,492
Minneapolis MN Health Care System
(Allina Health System)                                               5.75%               11/15/2032      39,000      40,411
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)                                                   5.375%               11/15/2018       8,850       9,397
Rochester MN Health Care Fac. Rev.
(Mayo Foundation)                                                    5.50%               11/15/2027       4,500       4,620
Washington County MN Housing & Redev.
Auth. Rev. (Woodland Park)                                           0.00%        5/1/2005 (Prere.)      13,457       3,241
Washington County MN Housing & Redev.
Auth. Rev. (Woodland Park)                                           9.75%        5/1/2005 (Prere.)      10,035      11,158
                                                                                                                     83,457

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
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                                                                                                           FACE      MARKET
                                                                                           MATURITY      AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                         COUPON                      DATE       (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
MISSOURI (0.4%)
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke's Mission Health System)                                 5.375%            11/15/2016 (1) $     7,000   $   7,409
Sugar Creek MO IDR Lafarge North America                            5.65%                  6/1/2037      11,000      10,818
                                                                                                                     18,227
NEBRASKA (1.3%)
Lancaster County NE Hosp. Auth. Rev.
(BryanLGH Medical Center)                                           5.25%              6/1/2031 (2)       5,500       5,558
Lincoln NE Lincoln Electric System Rev.                             5.25%                  9/1/2016      21,345      22,784
Lincoln NE Lincoln Electric System Rev.                             5.25%                  9/1/2017      22,370      23,783
                                                                                                                     52,125
NEVADA (0.6%)
Clark County NV PCR (Southern California Edison Co.) PUT            3.25%                  3/2/2009      12,500      12,161
Washoe County NV Water Fac. (Sierra Pacific Power Co.)              5.00%                  7/1/2009      15,000      15,005
                                                                                                                     27,166
NEW HAMPSHIRE (0.3%)
New Hampshire Business Finance Auth. PCR
(United Illuminating) PUT                                           3.50%                  2/1/2009      15,000      14,736

NEW JERSEY (5.9%)
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT                                       6.85%                 12/1/2009       5,000       5,693
Gloucester County NJ Improvement Auth.
Solid Waste Resource Rev. PUT                                       7.00%                 12/1/2009       1,500       1,699
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.                                           6.125%                  1/1/2019       2,000       1,949
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.                                            6.00%                  1/1/2029       7,500       7,098
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.                                           6.125%                  1/1/2029       2,000       1,905
Hudson County NJ Improvement Auth.
Solid Waste Systems Rev.                                           6.125%                  1/1/2029      10,000       9,618
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.            5.875%      7/1/2004 (1)(Prere.)       8,000       8,223
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill-DST Project Elizabeth)                    6.375%        5/15/2014 (Prere.)       2,250       2,678
New Jersey Econ. Dev. Auth. Rev.
(Kapkowski Road Landfill-DST Project Elizabeth)                    6.375%        5/15/2014 (Prere.)      30,500      36,526
New Jersey Econ. Dev. Auth. Rev.
(Presbyterian Home at Montgomery)                                  6.375%                 11/1/2031      10,000      10,049
New Jersey Econ. Dev. Auth. Special Fac. Rev.
(Continental Airlines, Inc.)                                       6.625%                 9/15/2012      14,000      12,558
New Jersey Sports & Exposition Auth. Rev.                           6.50%                  3/1/2013      15,000      17,636
New Jersey Transit Corp. Capital GAN                                5.50%              2/1/2009 (2)      61,405      61,602
New Jersey Transp. Corp. COP                                        5.75%                 9/15/2015      26,620      29,055
New Jersey Transp. Trust Fund Auth. Rev.                            5.50%                 6/15/2015      16,000      17,575
New Jersey Transp. Trust Fund Auth. Rev.                            5.50%                 6/15/2016      20,000      21,826
                                                                                                                    245,690
NEW MEXICO (1.6%)
Farmington NM PCR (El Paso Electric Co. Project) PUT               6.375%                  8/1/2005       5,000       5,186
Farmington NM PCR
(Public Service-San Juan Project) PUT                               2.10%                  4/1/2006      22,000      21,787

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
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                                                                                                           FACE      MARKET
                                                                                          MATURITY       AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                         COUPON                     DATE        (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
New Mexico Highway Comm. Tax Rev.                                   6.00%       6/15/2010 (Prere.)  $    11,000   $  12,483
New Mexico Hosp. Equipment Loan Council Hosp.
System Rev. (Presbyterian Healthcare Services)                      5.50%                 8/1/2030       27,550      27,839
                                                                                                                     67,295
NEW YORK (12.1%)
Long Island NY Power Auth. Electric System Rev.                     0.00%             6/1/2012 (4)       10,000       7,227
Long Island NY Power Auth. Electric System Rev.                     0.00%             6/1/2015 (4)       10,000       6,132
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)                                           6.00%        4/1/2020 (1)(ETM)       18,000      21,083
Metro. New York Transp. Auth. Rev. (Service Contract)              7.375%           7/1/2008 (ETM)       19,715      21,914
Metro. New York Transp. Auth. Rev. (Service Contract)               5.50%                 7/1/2014       15,460      17,095
Metro. New York Transp. Auth. Rev. (Service Contract)               5.50%                 7/1/2015       28,165      30,978
Muni. Assistance Corp. for New York City NY                         6.00%                 7/1/2005        9,820      10,347
New York City NY GO                                                5.625%             6/1/2013 (1)        9,625      10,670
New York City NY GO                                                5.625%             8/1/2013 (1)       15,760      17,494
New York City NY GO                                                5.625%             6/1/2014 (1)        5,825       6,446
New York City NY GO                                                5.625%             8/1/2014 (1)        8,605       9,534
New York City NY GO                                                5.625%             8/1/2014 (1)       34,810      38,569
New York City NY GO VRDO                                            1.08%             5/3/2004 LOC        2,100       2,100
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO                                      1.08%             5/3/2004 (3)       15,000      15,000
New York City NY Transitional Finance Auth. Rev. Future Tax         5.00%                 8/1/2008        1,580       1,717
New York City NY Transitional Finance Auth. Rev. Future Tax         5.00%                 8/1/2009        2,885       3,141
New York City NY Transitional Finance Auth. Rev. Future Tax         5.25%                 8/1/2012       10,000      10,926
New York City NY Transitional Finance Auth. Rev. Future Tax         5.00%                11/1/2012       23,760      25,543
New York City NY Transitional Finance Auth. Rev. Future Tax         5.00%                 2/1/2033       35,095      34,618
New York City NY Transitional Finance Auth. Rev. VRDO               1.08%                 5/3/2004       15,200      15,200
New York City NY Transitional Finance Auth. Rev. VRDO               1.07%                 5/7/2004        7,000       7,000
New York State Dormitory Auth. Rev. (City Univ.)                    7.50%                 7/1/2010        5,500       6,362
New York State Dormitory Auth. Rev. (State Univ.)                   7.50%                5/15/2013       13,380      16,802
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                                        4.90%            11/1/2010 (1)        8,960       9,560
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                                        5.00%            11/1/2011 (1)        8,075       8,565
New York State Housing Finance Agency Rev.
(Nursing Home & Health Care)                                        5.10%            11/1/2012 (1)        9,825      10,360
New York State Local Govt. Assistance Corp.                         6.00%        4/1/2005 (Prere.)        5,245       5,572
New York State Thruway Auth. Rev. (Service Contract)                5.00%                3/15/2009        7,000       7,560
New York State Thruway Auth. Rev. (Service Contract)                5.00%                3/15/2010        5,185       5,598
Port Auth. of New York & New Jersey Rev.                            5.50%                7/15/2014       13,620      14,185
Port Auth. of New York & New Jersey Rev.                            5.50%                7/15/2015       14,315      15,194
Port Auth. of New York & New Jersey
Special Obligation Rev. (JFK International Airport)                 6.25%            12/1/2008 (1)        4,000       4,479
Triborough Bridge & Tunnel Auth. New York Rev.                      5.50%           1/1/2017 (ETM)       10,000      11,171
Triborough Bridge & Tunnel Auth. New York Rev.                      5.25%               11/15/2018       15,000      15,954
Triborough Bridge & Tunnel Auth. New York Rev.                      5.50%           11/15/2020 (1)       10,000      11,183
Triborough Bridge & Tunnel Auth. New York Rev.
(Convention Center)                                                 7.25%                 1/1/2010       11,945      13,665
Westchester County NY Health Care Corp. Rev.                       5.875%                11/1/2025       15,500      14,660
Westchester County NY Health Care Corp. Rev.                        6.00%                11/1/2030       20,000      19,083
                                                                                                                    502,687

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE      MARKET
                                                                                          MATURITY       AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                         COUPON                     DATE        (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA (3.8%)
New Hanover County NC Hosp. Rev.
(New Haven Regional Medical Center)                                 5.75%            10/1/2016 (2)  $    12,500   $  13,633
North Carolina Capital Fac. Finance Agency Rev.
(Duke Univ.)                                                        5.25%                10/1/2039       35,000      35,553
North Carolina Eastern Muni. Power Agency Rev.                     5.375%                 1/1/2013       17,455      18,374
North Carolina Eastern Muni. Power Agency Rev.                      5.50%                 1/1/2014        6,000       6,388
North Carolina Eastern Muni. Power Agency Rev.                      5.50%                 1/1/2015        8,000       8,445
North Carolina Eastern Muni. Power Agency Rev.                      5.50%                 1/1/2016        3,000       3,147
North Carolina Eastern Muni. Power Agency Rev.                      5.50%                 1/1/2017        2,000       2,085
North Carolina Eastern Muni. Power Agency Rev.                      6.50%           1/1/2018 (ETM)        6,665       8,153
North Carolina Medical Care Comm. Health Care Fac.
(The Presbyterian Homes, Inc.)                                     6.875%                10/1/2021        4,000       4,262
North Carolina Medical Care Comm. Health Care Fac.
(The Presbyterian Homes, Inc.)                                      7.00%                10/1/2031       15,000      15,907
North Carolina Medical Care Comm. Retirement Fac. First
Mortgage Rev. (United Methodist Retirement Home)                    7.25%                10/1/2032       13,000      13,629
North Carolina Muni. Power Agency Rev.                              5.50%             1/1/2015 (1)        3,500       3,875
Univ. of North Carolina Univ. Rev. General                          5.00%                12/1/2033       24,415      24,414
                                                                                                                    157,865
NORTHERN MARIANA ISLANDS (0.3%)
Northern Mariana Islands GO                                        7.375%               6/1/2030 *       10,500      10,728

OHIO (3.0%)
Butler County OH Transp. Improvement Dist. Rev.                     5.50%             4/1/2009 (4)        3,000       3,320
Clinton County OH Hosp. Rev. (Memorial Hosp.) VRDO                  1.09%             5/7/2004 LOC        1,700       1,700
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)              5.25%       12/1/2004 (9)(ETM)        2,250       2,301
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)             5.375%       12/1/2005 (9)(ETM)        2,400       2,535
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)              5.20%       12/1/2006 (9)(ETM)        5,000       5,391
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)              5.75%       12/1/2007 (9)(ETM)        3,300       3,661
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)              5.35%       12/1/2008 (9)(ETM)        4,615       5,094
Montgomery County OH Hosp. Fac. Rev. (Grandview Hosp.)              5.40%       12/1/2009 (9)(ETM)        3,850       4,271
Ohio Air Quality Dev. Auth. PCR (Ohio Edison Co.) PUT               5.80%                12/1/2004       10,000      10,182
Ohio Common Schools PUT                                             2.45%                9/14/2007       10,400      10,370
Ohio Infrastructure Improvement GO VRDO                             1.08%                 5/7/2004        5,000       5,000
Ohio Solid Waste Rev. (General Motors Corp.)                        6.30%                12/1/2032       12,000      12,698
Ohio Solid Waste Rev. (Waste Management Inc.) PUT                   4.85%                11/1/2007       15,465      16,096
Ohio Water Dev. Auth. PCR (Pennsylvania Power Co.) PUT              5.90%                12/1/2004        5,200       5,266
Ohio Water Dev. Auth. PCR (Toledo-Edison) PUT                       5.58%                6/15/2004       18,800      18,851
Parma OH Hosp. Improvement Rev.
(Parma Community General Hosp.)                                     5.35%                11/1/2018        2,500       2,572
Scioto County OH Marine Terminal Fac.
(Norfolk Southern Corp.)                                            5.30%                8/15/2013       14,750      15,024
Univ. of Toledo OH General Receipts VRDO                            1.10%             5/3/2004 (3)        1,100       1,100
                                                                                                                    125,432
OKLAHOMA (1.1%)
Jackson County OK Memorial Hosp. Auth. Rev.
(Jackson Memorial)                                                  6.75%                 8/1/2004          805         805
Oklahoma Dev. Finance Auth. Rev. (Hillcrest Hosp.)                 5.625%                8/15/2029       17,850      14,112
Tulsa OK Muni. Airport Transp. Rev. (American Airlines) PUT         5.65%                12/1/2008       32,500      29,893
                                                                                                                     44,810

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE      MARKET
                                                                                          MATURITY       AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                         COUPON                     DATE        (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
OREGON (1.2%)
Clackamas County OR Hosp. Fac. Auth. Rev.
(Legacy Health System)                                              5.25%                 5/1/2021  $     5,000   $   5,135
Klamath Falls OR Electric Rev.                                      5.50%                 1/1/2007        8,500       8,817
Klamath Falls OR Electric Rev.                                      5.75%                 1/1/2013       20,000      20,034
Oregon State Board of Higher Educ.                                  5.00%                 8/1/2028        2,630       2,650
Oregon State Board of Higher Educ.                                  5.00%                 8/1/2028        4,370       4,404
Portland OR Sewer System Rev.                                       5.50%             6/1/2017 (1)        5,000       5,294
Umatilla County OR Hosp. Fac. Auth. Rev.
(Catholic Health Initiative)                                        5.75%                12/1/2020        3,000       3,147
                                                                                                                     49,481
PENNSYLVANIA (3.9%)
Allegheny County PA Airport Rev.
(Pittsburgh International Airport)                                  5.75%             1/1/2011 (1)        6,000       6,499
Bucks County PA IDA (Chandler Health Care)                          5.70%                 5/1/2009        1,425       1,395
Bucks County PA IDA (Chandler Health Care)                          6.20%                 5/1/2019        1,000         941
Delaware County PA IDA PCR (PECO Energy Co.) PUT                    5.20%                10/1/2004        1,250       1,265
Delaware County PA IDA Resource Recovery Rev.
(American Fuel)                                                     6.10%                 1/1/2006        5,500       5,749
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System)                                5.50%                8/15/2023       27,700      29,188
Geisinger Health System Auth. of Pennsylvania Rev.
(Penn State Geisinger Health System) VRDO                           1.10%                 5/3/2004        3,400       3,400
Montgomery County PA IDA PCR (PECO Energy) PUT                      5.20%                10/1/2004       16,275      16,474
Pennsylvania Convention Center Auth. Rev.                           6.60%             9/1/2009 (4)        2,500       2,591
Pennsylvania Convention Center Auth. Rev.                           6.70%             9/1/2014 (4)        3,500       3,629
Pennsylvania Convention Center Auth. Rev.                           6.75%             9/1/2019 (4)        3,695       3,908
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                 7.05%                12/1/2010        2,500       2,589
Pennsylvania Econ. Dev. Auth. Rev. (Colver Project)                7.125%                12/1/2015       14,000      14,476
Pennsylvania Higher Educ. Fac. Auth. Rev.
(Carnegie Mellon Univ.) VRDO                                        1.10%                 5/3/2004        9,530       9,530
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev.
(Methodist Hosp.)                                                   7.75%        7/1/2004 (Prere.)       11,125      11,434
Philadelphia PA Muni. Auth. Rev.                                    5.25%           11/15/2011 (4)       11,615      12,754
Philadelphia PA Muni. Auth. Rev.                                    5.25%           11/15/2014 (4)       10,000      10,827
Philadelphia PA Water & Waste Water Rev.                            7.00%            6/15/2011 (3)       21,500      25,901
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania,
Pooled Capital Asset Financial Program) VRDO                        1.10%             5/7/2004 (2)          700         700
                                                                                                                    163,250
SOUTH CAROLINA (1.4%)
Richland County SC (International Paper)                            6.10%                 4/1/2023       22,750      23,799
South Carolina Jobs Econ. Dev. Auth. Hosp.
Improvement Rev. (Palmetto Health Alliance)                        7.375%      12/15/2010 (Prere.)       19,500      24,019
South Carolina Public Service Auth. Rev.                            5.00%             1/1/2019 (2)        9,120       9,452
                                                                                                                     57,270
TENNESSEE (2.6%)
Memphis TN Electric System Rev.                                     5.00%            12/1/2016 (1)       40,000      42,051
Memphis-Shelby County TN Airport Auth. Rev.                         5.05%                 9/1/2012        5,100       5,255
Memphis-Shelby County TN Airport Auth. Rev.                         6.00%             3/1/2024 (2)        7,450       7,971
Metro. Govt. of Nashville & Davidson County TN Electric Rev.        5.20%                5/15/2023       17,000      17,456
Metro. Govt. of Nashville & Davidson County TN GO                   5.50%           10/15/2015 (3)       14,935      16,330

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE      MARKET
                                                                                          MATURITY       AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                         COUPON                     DATE        (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
Metro. Govt. of Nashville & Davidson County TN GO                   5.50%           10/15/2016 (3)  $    13,545   $  14,772
Springfield TN Health & Educ. Fac. Board Hosp. Rev.
(Northcrest Medical Center)                                         4.90%                 8/1/2008        3,020       3,095
                                                                                                                    106,930
TEXAS (8.4%)
Austin TX Airport System Rev.                                       6.45%           11/15/2020 (1)       17,040      18,348
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT         5.40%                 5/1/2006       10,970      11,411
Brazos River Auth. Texas PCR (Texas Util. Electric Co.) PUT         5.40%                 5/1/2006       24,770      25,765
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)                 7.75%                12/1/2018        5,000       5,436
Brazos River Auth. Texas Rev. (Reliant Energy Inc.)                5.375%                 4/1/2019        3,000       2,941
Brazos River TX Harbor Navigation Dist. Brazoria County
Environmental (Dow Chemical Co. Project) PUT                        5.20%                5/15/2008       35,200      37,437
Gulf Coast TX Waste Disposal Auth. PCR
(Amoco Oil Co.) PUT                                                 2.00%                10/1/2006       31,215      31,115
Harris County TX GO                                                 0.00%            10/1/2013 (1)        9,630       6,315
Harris County TX Health Fac. Dev. Corp. Rev.
(Methodist Hosp.) VRDO                                              1.10%                 5/3/2004        4,000       4,000
Harris County TX Health Fac. Dev. Corp. Rev.
(St. Luke's Episcopal Hosp.) VRDO                                   1.10%                 5/3/2004        9,850       9,850
Harris County TX Health Fac. Dev. Corp. Rev.
(Texas Medical Center) VRDO                                         1.10%             5/3/2004 (1)       13,900      13,900
Harris County TX Hosp. Dist. Rev.                                   7.40%       2/15/2010 (2)(ETM)        6,030       6,717
Harris County TX Hosp. Dist. Rev.                                   7.40%            2/15/2010 (2)        9,045      10,383
Harris County TX Hosp. Dist. Rev.                                   6.00%            2/15/2014 (1)       13,985      15,479
Houston TX Water & Sewer System Rev.                                0.00%            12/1/2010 (2)        5,000       3,889
Houston TX Water & Sewer System Rev.                                0.00%            12/1/2011 (2)       24,810      18,191
Houston TX Water & Sewer System Rev.                                0.00%            12/1/2012 (2)       26,000      17,945
Lower Colorado River Auth. Texas PCR
(Samsung Austin Semiconductor LLC)                                  6.95%                 4/1/2030       11,000      12,378
Lower Colorado River Auth. Texas Rev.                               6.00%            5/15/2013 (4)        9,700      10,946
Matagorda County TX Navigation Dist. PCR
(Centerpoint Energy) PUT                                            5.60%                 3/1/2027        7,500       7,464
Matagorda County TX Navigation Dist. PCR
(Central Power & Light) PUT                                         2.15%                11/1/2004       18,000      17,985
Odessa TX Junior College Dist. Rev.                                8.125%        6/1/2005 (Prere.)        8,955       9,805
Sabine River Auth. Texas PCR (Texas Util. Electric Co.) PUT         5.75%                11/1/2011       11,000      11,623
San Antonio TX Electric & Gas Rev.                                  5.00%           2/1/2017 (ETM)        2,560       2,742
Texas Muni. Power Agency Rev.                                       0.00%        9/1/2016 (1)(ETM)          255         142
Texas Muni. Power Agency Rev.                                       0.00%             9/1/2016 (1)       13,745       7,547
Texas Turnpike Auth. Dallas Northway Rev.
(President George Bush Turnpike)                                    0.00%        1/1/2011 (2)(ETM)        7,000       5,386
Texas Water Dev. Board GO                                           5.75%                 8/1/2031       21,395      22,801
                                                                                                                    347,941
UTAH (0.6%)
Intermountain Power Agency Utah Power Supply Rev.                   5.70%             7/1/2017 (1)       12,000      13,014
Intermountain Power Agency Utah Power Supply Rev.                   5.00%                 7/1/2021       12,500      12,593
                                                                                                                     25,607
VIRGIN ISLANDS (1.4%)
Virgin Islands Public Finance Auth. Rev.                            5.50%                10/1/2007        6,530       7,101
Virgin Islands Public Finance Auth. Rev.                            6.00%                10/1/2008        4,915       5,264
Virgin Islands Public Finance Auth. Rev.                            5.20%                10/1/2009        3,065       3,288

---------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE      MARKET
                                                                                          MATURITY       AMOUNT      VALUE*
HIGH-YIELD TAX-EXEMPT FUND                                         COUPON                     DATE        (000)       (000)
---------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Auth. Rev.                            5.75%                10/1/2013  $    11,000   $  11,218
Virgin Islands Public Finance Auth. Rev.                           5.875%                10/1/2018       19,000      19,370
Virgin Islands Public Finance Auth. Rev.                           6.375%                10/1/2019       10,000      11,128
                                                                                                                     57,369
VIRGINIA (2.3%)
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)            7.25%                10/1/2031        5,815       5,733
Alexandria VA Redev. & Housing Auth. Rev. (Portals West)            8.25%                 4/1/2032          475         469
Charles City County VA IDA Solid Waste Disposal Rev.
(Waste Management)                                                 4.875%                 2/1/2009        7,750       8,001
Chesterfield County VA Mortgage Rev. (Brandermill Woods)            6.50%                 1/1/2028       15,370      14,318
Henrico County VA Econ. Dev. (Bon Secours)                          5.60%               11/15/2030        7,600       7,687
Lynchburg VA IDA Healthcare Fac. Rev. (Centra Health)               5.20%                 1/1/2018        3,500       3,548
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev.                                            5.25%                8/15/2007        4,600       4,553
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev.                                            5.25%                8/15/2009        6,000       5,870
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev.                                            5.00%                8/15/2010        6,100       5,828
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev.                                            5.00%                8/15/2011        3,900       3,690
Pocahontas Parkway Assoc. Virginia Route 895
Connector Toll Road Rev.                                            5.50%                8/15/2028       30,000      24,716
Virginia Beach VA Dev. Auth. Residential Care Fac.
Mortgage Rev. (Westminster Canterbury)                              7.25%                11/1/2032        9,000       9,423
                                                                                                                     93,836
WASHINGTON (1.6%)
Chelan County WA Public Util. Dist. (Rock Island Hydro)             0.00%             6/1/2010 (1)       19,550      15,481
Chelan County WA Public Util. Dist. (Rock Island Hydro)             0.00%             6/1/2011 (1)       11,400       8,513
Chelan County WA Public Util. Dist. (Rock Island Hydro)             0.00%             6/1/2012 (1)       19,650      13,826
Port of Seattle WA Rev.                                             5.75%        5/1/2004 (Prere.)       15,600      15,914
Spokane WA Downtown Parking Rev. (River Park Square)                5.60%              8/1/2019 **        6,000       4,200
Washington (Motor Vehicle Fuel Tax) GO                              5.75%             7/1/2018 (3)        6,790       7,343
                                                                                                                     65,277
WEST VIRGINIA (0.7%)
Mason County WV PCR Appalachian Power Co. Project                   5.50%                10/1/2022       20,000      19,794
West Virginia Building Comm. Rev. (Jail & Correction Fac.)          7.00%        7/1/2013 (1)(ETM)        8,390      10,364
                                                                                                                     30,158
WYOMING (0.6%)
Converse County WY Environmental Improvement Rev.
(Pacificorp Project) PUT                                           4.125%                 6/3/2013        2,500       2,409
Lincoln County WY Environmental Improvement Rev.
(Pacificorp Project) PUT                                           4.125%                 6/3/2013        5,500       5,241
Uinta County WY PCR (Amoco)                                         2.25%                 7/1/2007       18,900      18,782
                                                                                                                     26,432

---------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(COST $3,975,495)                                                                                                 4,113,288
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.0%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                  $   75,743
Liabilities                                                             (35,328)
                                                                      ----------
                                                                          40,415
                                                                      ----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $4,153,703
================================================================================
*See Note A in Notes to Financial Statements.
*Securities with a value of $9,000,000 have been segregated as initial margin for open futures contracts.
**Non-income-producing  security--interest  payments  in  default.
For key to abbreviations and other references, see page 118.

--------------------------------------------------------------------------------
AT APRIL 30, 2004, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                       $4,113,697
Undistributed Net Investment Income                                           --
Accumulated Net Realized Losses                                        (102,661)
Unrealized Appreciation
Investment Securities                                                    137,793
Futures Contracts                                                          4,874
--------------------------------------------------------------------------------
NET ASSETS                                                            $4,153,703
================================================================================

Investor Shares--Net Assets
Applicable to 248,627,432 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $2,631,515
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                $10.58
================================================================================

Admiral Shares--Net Assets
Applicable to 143,817,765 outstanding $.001
par value shares of beneficial interest (unlimited authorization)     $1,522,188
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                                 $10.58
================================================================================
See Note D in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

BAN-Bond Anticipation Note.
COP-Certificate of Participation.
CP-Commercial Paper.
FR-Floating Rate.
GAN-Grant Anticipation Note.
GO-General Obligation Bond.
IDA-Industrial Development Authority Bond.
IDR-Industrial Development Revenue Bond.
PCR-Pollution Control Revenue Bond.
PUT-Put Option Obligation.
RAN-Revenue Anticipation Note.
TAN-Tax Anticipation Note.
TOB-Tender Option Bond.
TRAN-Tax Revenue Anticipation Note.
UFSD-Union Free School District.
USD-United School District.
VRDO-Variable Rate Demand Obligation.
(ETM)-Escrowed to Maturity.
(Prere.)-Prerefunded.
+Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of April 30, 2004.


Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial  Guaranty Insurance  Company).
  (4) FSA (Financial  Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal  Housing  Authority).
(8) CapMAC  (Capital  Markets  Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
The insurance does not guarantee the market value of the municipal bonds.

LOC-Scheduled principal and interest payments are guaranteed by bank letter of credit.











(C)2004 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation,
Distributor.

F952 062004

Item 2: Not applicable.

Item 3: Not applicable.

Item 4: Not applicable.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11: Exhibits.
        (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD MUNICIPAL BOND FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  June 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD MUNICIPAL BOND FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  June 14, 2004

       VANGUARD MUNICIPAL BOND FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date:  June 14, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.